UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased in
April and rose further during the remainder of the reporting period due to increased demand for goods amid supply-
chain bottlenecks. During the summer, investors became
concerned the swiftly spreading Delta variant of COVID-19
could hinder the economic recovery, and growth slowed in
2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets. The
Federal Reserve also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
In this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), rose
40.84%, (the index increasing from 3,269.96 to 4,605.38).
1 ,2
Reflecting the rise in interest rates, investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond
Index (Bloomberg Index), posted a -0.48% total return (an
index decrease from 2,365.52 to 2,354.21), which includes
reinvestment of income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s annual report, covering
Franklin Convertible Securities Fund, Franklin Equity Income
Fund and Franklin Managed Income Fund, includes more
detail about investment decisions during the period. All
securities markets fluctuate in value, as do mutual fund
share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +42.91% (index total return resulting in an increase from 6,734.84 to 9,625.02).
3. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin Convertible Securities Fund 4
Franklin Equity Income Fund 11
Franklin Managed Income Fund 17
Financial Highlights and Statements of Investments 27
Financial Statements 60
Notes to Financial Statements 66
Report of Independent Registered
Public Accounting Firm 85
Tax Information 86
Board Members and Officers 87
Shareholder Information 92
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a +42.91% total return for
the 12 months ended October 31, 2021.
1
Stocks benefited
from the continued economic recovery, monetary and
fiscal stimulus measures, development of highly effective
COVID-19 vaccines, implementation of vaccination programs
and easing pandemic restrictions. As many businesses
reopened, stimulus payments and generally high household
savings contributed to increased consumer spending.
A rebound in corporate earnings and the U.S. Senate’s
passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time
price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
The inflation rate was elevated during the 12-month period
amid increased demand and supply-chain bottlenecks.
U.S. consumer spending on goods remained strong,
adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 6.9% in October 2020
to 4.6% in October 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In its
September 2021 meeting statement, the Fed indicated that
it soon plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising
the range for the federal funds target rate.
The foregoing information reflects our analysis and opinions as of October 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
Franklin Convertible Securities Fund
This annual report for Franklin Convertible Securities Fund
covers the fiscal year ended October 31, 2021. The Fund
closed to new investors with limited exceptions on August
29, 2018. Existing investors may continue to purchase
additional shares of the Fund.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return, consistent with
reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
The Fund normally invests at least 80% of its net assets
in convertible securities and common stock received upon
conversion of convertible securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +27.98% cumulative total return. In comparison,
the Fund’s benchmark, the ICE BofA All Alternatives U.S.
Convertibles Index, which tracks the domestic convertible
securities market, posted a +27.07% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
When choosing convertible securities for the Fund, we
attempt to maintain a balance in the portfolio between the
equity and debt characteristics of convertible securities
with an emphasis on the equity features. We also consider
the company’s long-term earnings, asset value and cash
flow potential. By investing in convertible securities, the
Fund seeks the opportunity to participate in the capital
appreciation of underlying stocks, while at the same time
relying on the fixed income aspect of the convertible
securities to provide current income and reduced price
volatility, which can limit the risk of loss in a down equity market. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield,
increased equity exposure or enhanced downside protection.
These securities, generally referred to as enhanced
convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion
premium that is paid by the Fund. We may invest in
convertible securities of companies of any capitalization size, but we generally seek to make the portfolio representative of the entire convertible securities market.
Manager’s Discussion
The Fund had a very strong year as its absolute returns
were supported by all equity sector allocations. The bulk of the overall gain occurred within our three largest allocations, which comprised nearly two-thirds of the overall portfolio:
information technology (IT), consumer discretionary and
health care. In general, publicly traded companies have
been selling bonds that can convert into stock at a record
pace, particularly in 2021, as they seek to take advantage
of flexible forms of capital, low rates and investors’ robust appetite for fast-growing firms. There was a noticeable
pickup in convertible financing by companies tied to
cyber security, biotechnology, electric vehicles, and other
innovative companies tackling climate change, energy
transition and digital transformation. We participated in many such deals as the Fund’s opportunity set widened.
As it pertained to the portfolio structure, we continued to
focus investments on balanced convertibles, which tread
the middle ground with a moderate level of conversion
premium and equity sensitivity. One of their typical primary advantages is an asymmetric risk/return profile, which can
result in greater potential for participation in the upside return of the underlying stock and lower participation in the stock’s downside return.
Portfolio Composition
10/31/21
% of Total Net
Assets
Convertible Bonds 73.4%
Convertible Preferred Stocks 20.2%
Common Stocks 2.4%
Short-Term Investments & Other Net Assets 4.0%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
31
.

Franklin Convertible Securities Fund

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Annual Report
IT holdings were the Fund’s largest sector allocation. Our
related holdings followed a fairly steady upward trajectory
and appreciated solidly, so we eventually began to trim our
exposure amid the prolonged rally. Nearly all related holdings advanced, and several key contributors nearly doubled or
more than doubled in value including HubSpot (cloud-based
marketing and customer service gateway), Bill.com Holdings
(next-generation automated payables and receivables
platform; purchased during the period) and Atlassian
(software platform for software developers; sold by period-
end). Cloud-based “intelligent” bill/invoice management
system provider Bill.com was a standout, particularly in the latter half of the reporting period. Bill.com offers businesses a uniquely streamlined, timesaving fintech product powered
by an artificial intelligence (AI) / machine learning program that can anticipate customer needs through automation. The
company’s equity value surged as it reported impressive
financial results with upgraded guidance through the end of
2021. Additionally, more analysts and investors have grown
enthusiastic about Bill.com’s potential as it consolidates its position in what could be a US$40 billion addressable global market opportunity.
Atlassian is an Australia-based provider of workplace
collaboration software. Its equity value increased sharply
on robust financial results throughout the year, as its
software tools have proven quite valuable in an era of digital transformation. The company repeatedly posted impressive
sales and subscription-based revenue metrics over the
period as Atlassian’s switch toward cloud-only installations gained traction. Atlassian’s business opportunity grew in
terms of helping knowledge workers be more productive,
especially in this emerging era of hybrid work. We also
believe Atlassian possesses close relationships with
software developers, who need to be more productive; in
brief, Atlassian offers IT managers an opportunity to simplify their lives. In addition, the company is highly efficient, and we think management is very thoughtful regarding capital
allocation.
All but one of the Fund’s consumer discretionary sector
holdings advanced, and they were led higher by upscale
home-furnishings retailer RH (the holding company for
Restoration Hardware); and Ireland-based Aptiv, which
designs and manufactures vehicle components and safety
solutions for the automotive and commercial vehicle
markets, including automated-driving satellite computer
programs.
Mixed but overall positive outcomes in the health care sector were supported foremost by Avantor (specialty chemicals
and laboratory supplies to the biopharma and other
health care industries), Danaher and DexCom (advanced,
minimally-invasive blood glucose monitors). Danaher
designs and manufactures professional, medical, industrial,
and commercial products and services. Danaher’s financials
repeatedly came in substantially ahead of prior guidance
and consensus estimates. The combination of stronger-
than-expected COVID tailwinds and a broadening and
strengthening of non-COVID-related business activity drove
Danaher’s upside.
Elsewhere in the portfolio, some of the other notable
contributors included private equity asset management
KKR & Co. (better known as Kohlberg, Kravis and Roberts)
in financials; and Singapore-based mobile platform Sea
Limited in communication services. The value of our
convertible investments in both companies more than
doubled during the year under review. In particular, Sea
Limited has an unusual business model that catalyzed
a tremendous spike in demand across the three highly
popular segments in which it operates: digital gaming/
entertainment, e-commerce, and digital financial services.
Sea’s equity value skyrocketed from its pandemic lows as its gaming division (Garena) emerged as the dominant player
in Southeast Asia and Taiwan, while its online shopping
platform (Shopee) grew to become the e-commerce leader
in that region, having surpassed industry giant Alibaba
along the way (Alibaba is not held by the Fund). Sea also
saw its fintech push gain traction as total payment volumes
experienced a parabolic rise, with more than 20 million
consumers adopting Sea’s mobile wallet services; and
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
KKR & Co., Inc. 2.6%
Capital Markets, United States
Bill.com Holdings, Inc. 2.3%
Software, United States
Broadcom, Inc. 2.2%
Semiconductors & Semiconductor Equipment,
United States
Etsy, Inc. 2.2%
Internet & Direct Marketing Retail, United States
HubSpot , Inc. 2.2%
Software, United States
Workday, Inc. 2.1%
Software, United States
Silicon Laboratories, Inc. 2.1%
Semiconductors & Semiconductor Equipment,
United States
Danaher Corp. 2.1%
Health Care Equipment & Supplies, United
States
Sea Ltd. 2.0%
Entertainment, Taiwan
Okta , Inc. 2.0%
IT Services, United States

Franklin Convertible Securities Fund

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Annual Report
secured a digital banking license in Singapore, paving the
way for it to become a leading regional financial services
player.
Given the strength and breadth of the Fund’s annual
performance, there were only a handful of detractors of
consequence scattered across the portfolio, and their
combined impact on absolute returns was mild. Most of
them served to reduce the overall contribution from the
sector allocations mentioned above. IT sector returns were
impacted by the losses associated with Wix.com—the
largest overall detractor of the year—and Splunk (software
for searching, monitoring, and analyzing machine-generated
data via a Web-style interface). Wix.com, a drag-and-drop
website-building platform that helps individuals and small
businesses build their online presences, posted solid
earnings but investors still sold off the stock during the latter half of the reporting period. Wix exceeded expectations
on most key business metrics as it continued to attract,
retain and upsell users, but disappointed some investors
by lowering its full-year 2021 guidance (in terms of both
revenues and free cash flow). Wix was spending heavily to
expand operations and fortify its long-term vision (it aims to be the primary online platform for all users and businesses).
Despite the near-term uncertainty, its customer growth
trajectory looked promising—Wix continued to add millions
of new users and, with the added support of high user
retention rates, had over 210 million total users by the end of
September.
Overall gains in the consumer discretionary sector were
hindered by authenticated luxury consignment marketplace
The RealReal (purchased during the period), while the
contribution from health care holdings was reduced foremost
by Revance Therapeutics (biotech company focused on
aesthetic and therapeutic offerings), Haemonetics (a global
provider of blood and plasma supplies and services) and
PTC Therapeutics, a biopharmaceutical firm that develops
orally administered small molecule drugs and gene therapies
for rare diseases. Most of PTC’s depreciation occurred over
the summer, after a competitor discontinued a Huntington’s
Disease (HD) clinical trial mid-Phase 3. Some investors
perceived this as a negative for PTC’s most important
pipeline program, PTC-518, which was in early-stage clinical trials for HD, as both trials target the reduction of a mutant protein that causes HD. However, we think PTC-518 is the
most-likely-to-succeed HD drug, and PTC might be the
first to market in what could be a multibillion-dollar market opportunity.
Elsewhere in the portfolio, four holdings in the
communication services sector posted modest declines for
the period, though China-based movie and video streaming
platform iQiyi was the only one to have a substantial
negative impact. Our convertible investment in iQiyi posted
a modest decline as it tracked the company’s equity value to roughly a three-year low. iQiyi, one of the biggest streaming-
media sites in the world (with over 500 million active users and nearly six billion hours spent on its service each month), recorded a loss in subscribers versus key competitor
Tencent (not a Fund holding). In addition to the reversal
in its growth, iQiyi has shown a lack of profits (though it
continued to narrow its net losses on a quarter-over-quarter basis) and rising leverage and was also impacted by a
wave of large “block” sales by several institutional investors.
And in general, Chinese tech and digital entertainment
companies have been squeezed by regulators in both China
and the U.S. recently. Executives said that they had a plan
for boosting profitability, including recent moves into new
content offerings like original movies, which may help it
return to subscriber growth.
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2021
Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
1-Year +27.98% +20.93%
5-Year +147.88% +18.56%
10-Year +282.44% +13.71%
Advisor
1-Year +28.34% +28.34%
5-Year +151.11% +20.22%
10-Year +292.14% +14.64%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 0.71% 0.39% 0.38%
Advisor 0.99% 0.65% 0.65%
See page 9 for Performance Summary footnotes.

Franklin Convertible Securities Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Convertible Securities Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. The Fund may invest in high-yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower-rated securities and, in some cases, the lower market prices for these in-
struments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Distribution rate is based on an annualization of the respective class’s past four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on
10/31/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The ICE BofA All Alternatives U.S. Convertibles Index comprises domestic securities of all quality grades that are convertible into U.S. dollar-denom-
inated common stock, ADRs or cash equivalents and have a delta (measure of equity sensitivity) that indicates the security likely has a balance between the debt and equity characteristics of the security.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2337 $0.3098 $2.6152 $3.1587
C $0.0601 $0.3098 $2.6152 $2.9851
R6 $0.3291 $0.3098 $2.6152 $3.2541
Advisor $0.3076 $0.3098 $2.6152 $3.2326
Total Annual Operating Expenses
7
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Convertible Securities Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,054.70 $4.32 $1,021.01 $4.25 0.83%
C $1,000 $1,050.60 $8.18 $1,017.22 $8.05 1.58%
R6 $1,000 $1,056.30 $2.58 $1,022.70 $2.54 0.50%
Advisor $1,000 $1,056.00 $3.02 $1,022.27 $2.97 0.58%

franklintempleton.com
Annual Report
Franklin Equity Income Fund
This annual report for Franklin Equity Income Fund covers
the fiscal year ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return by emphasizing
high current income and long-term capital appreciation,
consistent with reasonable risk, by normally investing at least
80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally
invests the remainder of its assets in other equity-related
instruments such as convertible securities and equity-linked notes (ELNs) and may also invest in foreign securities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a +40.58% cumulative total return. In comparison,
the Fund’s primary benchmark, the Russell 1000
®
Value
Index, which measures performance of those Russell 1000
®
Index companies with relatively lower price-to-book ratios
and lower forecasted growth values, posted a +43.76%
cumulative total return.
1
The Fund’s secondary benchmark,
the Standard & Poor’s 500 Index, which tracks the broad
U.S. stock market, posted a +42.91% cumulative total
return.
1
You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
All sectors contributed to annual performance for Franklin
Equity Income Fund. The financials sector was the largest
contributor as that sector benefited from a rise in Treasury yields, improving capital positions, and strong performances across most of their business segments as the economic
recovery continued. Positive results from government
stress tests of banks over the summer demonstrated that
bank balance sheets have remained strong throughout the
pandemic, which was a boost to banking stocks. The Fund
Portfolio Composition
10/31/21
% of Total
Net Assets
Banks 11.1%
Capital Markets 10.5%
Electric Utilities 5.7%
Health Care Equipment & Supplies 5.7%
Oil, Gas & Consumable Fuels 5.5%
Pharmaceuticals 4.3%
Beverages 3.6%
Health Care Providers & Services 3.5%
Chemicals 3.5%
Aerospace & Defense 3.4%
Specialty Retail 3.3%
Semiconductors & Semiconductor Equipment 3.2%
Multiline Retail 3.1%
Software 3.1%
Other* 28.6%
Short-Term Investments & Other Net Assets 1.9%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 41 .

Franklin Equity Income Fund

franklintempleton.com
Annual Report
has also benefited from exposure to several alternative
asset managers that have seen strong capital inflows and
increasing fee-related earnings.
At the stock level, Morgan Stanley, JPMorgan Chase and
Bank of America were performance leaders due, in part, to
the distribution of COVID-19 vaccines, which drove a rally
among economically sensitive sectors, including financials.
The industrials sector also supported Fund performance
from a position in Raytheon Technologies, which has
leading defense and aerospace businesses. We expect
that increases in passenger activity will support revenue
opportunities for components to new planes and
maintenance requirements. Results from retailer Target in
the consumer discretionary sector aided performance as
well. Customers have been attracted to Target’s low prices,
improving merchandise and stable inventory through a
variety of fulfillment options.
The Fund lacked any sector detractors. The largest
individual detractors included electric utility company Xcel
Energy in the utilities sector, for which we reduced our
weighting, and fintech company Fidelity National Information
Services in the information technology sector. Consumer
goods company Unilever in the consumer staples sector was
also a detractor due to weaker-than-expected organic growth
trends. We exited that position by period-end.
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Lead Portfolio Manager
Alan E. Muschott, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.1%
Banks, United States
Morgan Stanley 3.8%
Capital Markets, United States
Bank of America Corp. 3.5%
Banks, United States
Johnson & Johnson 3.1%
Pharmaceuticals, United States
United Parcel Service, Inc. 2.8%
Air Freight & Logistics, United States
Raytheon Technologies Corp. 2.7%
Aerospace & Defense, United States
Medtronic plc 2.6%
Health Care Equipment & Supplies, United
States
Target Corp. 2.6%
Multiline Retail, United States
Procter & Gamble Co. (The) 2.5%
Household Products, United States
Duke Energy Corp. 2.4%
Electric Utilities, United States

Performance Summary as of October 31, 2021
Franklin Equity Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +40.58% +32.85%
5-Year +90.61% +12.49%
10-Year +218.43% +11.65%
Advisor
1-Year +40.94% +40.94%
5-Year +93.08% +14.06%
10-Year +226.65% +12.57%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 1.71% 1.17% 1.17%
Advisor 2.05% 1.48% 1.48%
See page 15 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Equity Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. The Fund’s investment in foreign securities also involves special risks, including currency fluctuations and economic as well as political uncertainty.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
10/31/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Russell 1000 Value Index is market capitalization weighted and measures the performance of those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.5967 $0.2184 $0.8151
C $0.3741 $0.2184 $0.5925
R $0.5275 $0.2184 $0.7459
R6 $0.6903 $0.2184 $0.9087
Advisor $0.6688 $0.2184 $0.8872
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.85% 0.86%
Advisor 0.60% 0.61%

Your Fund’s Expenses
Franklin Equity Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,105.80 $4.51 $1,020.92 $4.33 0.85%
C $1,000 $1,101.40 $8.47 $1,017.14 $8.13 1.60%
R $1,000 $1,104.40 $5.83 $1,019.66 $5.60 1.10%
R6 $1,000 $1,107.70 $2.70 $1,022.65 $2.59 0.51%
Advisor $1,000 $1,107.40 $3.19 $1,022.18 $3.06 0.60%

franklintempleton.com
Annual Report
Franklin Managed Income Fund
This annual report for Franklin Managed Income Fund
covers the fiscal year ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income to support monthly
distributions, while maintaining the prospects for capital
appreciation by investing, under normal market conditions,
in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at
least 25% of its total assets in debt securities, including
bonds, notes, debentures and money market securities, and
at least 25% of its total assets in equity securities, primarily common and preferred stock.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a cumulative total return of +23.01%. In comparison,
the Fund’s new primary and former third benchmark, the
Standard & Poor’s 500 Index (S&P 500), which is a broad
measure of U.S. stock performance, posted a +42.91%
cumulative total return.
1
The Fund’s secondary benchmark,
the Bloomberg U.S. Aggregate Bond Index, which tracks
the U.S. investment-grade, taxable bond market, posted a
-0.48% cumulative total return.
1
The Fund’s new third and
former primary benchmark, the blended 50% MSCI USA
High Dividend Yield Index, 25% ICE BofA U.S. Corporate
& High Yield Index and 25% Bloomberg U.S. Aggregate
Bond Index (Blended Benchmark), which is a combination
of leading stock and bond indexes, posted a +14.87%
cumulative total return.
2
The MSCI USA High Dividend Yield
Index is designed to reflect the performance of equities in
the MSCI USA Index (excluding REITs) with higher dividend
income and quality characteristics than average dividend
yields that are both sustainable and persistent. The ICE BofA
U.S. Corporate & High Yield Index tracks the performance
of U.S. dollar-denominated investment-grade corporate
debt publicly issued in the U.S. domestic market, and below
investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below,
as rated by credit rating agencies Moody’s and Standard &
Poor’s. You can find the Fund’s long-term performance data
in the Performance Summary beginning on page 21 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing
economic, market and industry conditions.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds issued in the U.S.
and other countries, as well as common stocks of companies
in any market capitalization range and convertible securities.
The Fund seeks capital appreciation by investing in equity
securities and convertible securities of companies from a
variety of industries. The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments designed to combine the characteristics of one or more securities
(usually a single stock, a stock index or a basket of stocks)
and a related equity derivative. We may, from time to time,
use for various purposes equity-related derivatives, including call and put options and futures on equity securities and
equity indexes, options on equity index futures, as well
as interest-rate, currency and credit-related derivatives.
Portfolio Composition
10/31/21
% of Total Net
Assets
Common Stocks 46.2%
Corporate Bonds 22.4%
Equity-Linked Securities 11.3%
Convertible Preferred Stocks 9.7%
U.S. Government and Agency Securities 4.0%
Management Investment Companies 2.9%
Other 0.5%
Short-Term Investments & Other Net Assets 3.0%
1. Source: Morningstar.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
51
.

Franklin Managed Income Fund

franklintempleton.com
Annual Report
These purposes include enhancing Fund returns, increasing
liquidity, gaining exposure to securities or markets in more efficient or less expensive ways and/or hedging risks.
Manager’s Discussion
During the period under review, our equity weighting
modestly increased, while our fixed income weighting
modestly decreased and the Fund’s cash position slightly
increased.
The Fund generated positive returns during the period,
with strong performance across equity and fixed income.
Overweight Fund exposure to the equity markets helped
drive strong returns, while lower exposure to interest-rate
sensitive fixed income securities led to strong performance
from the Fund relative to its blended benchmark.
Dividend stocks, particularly value-oriented sectors,
outperformed considerably during the first half of the period under review. The outperformance narrowed compared
to other growth-oriented sectors by the end of the period.
The equity component of the Fund’s blended benchmark
increased, with the MSCI USA High Dividend Yield Index
posting positive returns for the 12-month period. The
Fund’s equity positions outperformed the Fund’s blended
benchmark. Corporate credit spreads continued to
narrow during the period as economic reopening and the
lingering positive effects of the record fiscal and monetary accommodation continued to support markets. Offsetting
narrowing credit spreads were rising interest rates,
which weighed on the more duration sensitive portions
of the Fund’s benchmark. Fixed income returns for the
Fund outperformed the Fund’s blended benchmark. The
Bloomberg U.S. Aggregate Bond Index posted a negative
return, while the ICE BofAML U.S. Corporate & High Yield
Index posted a positive return at period-end.
Fixed Income
Fixed income holdings posted positive returns during the
period, outperforming the Fund’s blended fixed income
benchmark. While U.S. 10-year Treasury yields did not move
in a straight line over the course of the year, the broad trend over the period under review saw yields move higher (0.84%
at the start of the period under review, peaking at 1.74% on
March 31 before finishing the period at 1.55%). The Fund’s
duration positioning at the front end of the yield curve in
the face of rising interest rates during the period was a key source driving the outperformance relative to the Fund’s
benchmark. Additionally, spread compression across the
corporate credit market helped support strong performance
across the Fund’s fixed income allocation. The Fund was
underweight fixed income relative to its benchmark given
what were perceived to be better opportunities in the equity market during the period under review.
Every corporate credit sector generated positive absolute
returns during the period under review, with health care
and consumer discretionary leading the way in terms of
performance contribution relative to the Fund’s blended
benchmark. Our holdings in U.S. Treasuries and Agency
mortgage-backed securities (MBS) were minor absolute
detractors during the period but these positions were
shorter in duration and much smaller in size relative to the benchmark, so these sectors were positive contributors
relative to the Fund’s blended benchmark.
Corporate credit spreads continued to narrow during the
period under review, which benefited high-yield exposures in particular. High-yield corporate bonds are generally lower in duration than investment-grade corporate bonds.
Within health care, the largest contributor to performance
was high-yield rated hospital company CHS/Community
Health Systems. The company moved past COVID-19-
induced disruptions and was able to access both the debt
and equity markets during the period to reduce interest
expense and improve the health of its balance sheet,
which led to strong performance. In health care outside
of Community Health Systems, managed care provider
Centene and integrated pharmacy health care provider CVS
Health within the investment-grade corporate credit market
benefited Fund returns during the period.
The consumer discretionary sector saw strong performance
from bonds issued by Ford Motor Company, as the company
saw strong demand from customers coming out of the
pandemic. Similarly, the Fund saw strong performance from
consumer discretionary peers Las Vegas Sands, Wynn
Resorts and Vail Resorts as consumers looked to spend on
travel and leisure after the pandemic.
Top Five Equity Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Texas Instruments, Inc. 2.3%
Semiconductors & Semiconductor Equipment ,
United States
Bank of America Corp. 2.3%
Banks , United States
Procter & Gamble Co. (The) 2.0%
Household Products , United States
Southern Co. (The) 1.7%
Electric Utilities , United States
Honeywell International, Inc. 1.6%
Industrial Conglomerates , United States

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Annual Report
No other corporate sectors stood out in terms of outsized
performance contributions relative to the Fund’s benchmark.
However, other strong individual contributors came from
Occidental Petroleum and Calumet Specialty Products
Partners in the energy sector.
U.S. Treasury and agency MBS holdings were small
absolute detractors during the period, as described above.
However, the reduced size and shorter duration of our U.S.
Treasury holdings relative to the Fund’s blended benchmark
led to the strongest relative performance within fixed income after health care.
Equity
Equity holdings increased over the period. As an asset
class, equities outperformed fixed income during the period.
An overweight allocation to the equity markets relative
to the Fund’s blended benchmark benefited overall Fund
performance during the period under review. While the
absolute level of our equity allocation increased by period-
end, our allocation to the equity markets increased through
the first three quarters of the period under review, before a reduction in the Fund’s equity allocation over the final quarter of the period under review.
All sectors were positive absolute contributors to Fund
performance during the period. Financials and energy
holdings were large positive absolute contributors during
the period (also large positive returns relative to the Fund’s benchmark as well), with the industrials, utilities and
information technology sectors providing notable positive
relative contributions as well. All the Fund’s equity positions in the financials sector were positive contributors during the period amidst rising interest rates. Holdings of JPMorgan
Chase, Bank of America and Morgan Stanley led returns.
Other notable contributors included Truist Financial, U.S.
Bancorp, Citigroup and KKR & Co. Energy peers Chevron
and Exxon Mobil were notable positive contributors during
the period, as a much better macro supply and demand
forecast for the industry led to strong performance from
depressed valuations.
Top performers in the Fund outside of financials and energy
were Raytheon Technologies and Honeywell International in
the industrials sector, as well as Cisco Systems and Analog
Devices in the information technology sector.
Despite positive absolute contributions, equity holdings
in the consumer staples and consumer discretionary
sectors were modest detractors in the period relative to the
Fund’s benchmark. There were no notable detractors from
performance during the period at the individual security level with nominal detractors from communications peers AT&T
and Verizon Communications, as well as utility company
American Electric Power.
During the period, the Fund used derivatives, such as equity call and put options to sell and reduce positions (call options)
and/or to initiate and add to positions (put options) on
individual common stocks, which generated gains during the
period under review. Separately, the Fund used put option
spreads on the S&P 500 during the period under review, and
while they were the Fund’s top contributor to performance
during September 2021, when the market traded lower, the
positions generated losses during the period.
Thank you for your continued participation in Franklin
Managed Income Fund. We look forward to serving your
future investment needs.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment
Top Five Fixed Income Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 4.0%
Diversified Financial Services , United States
CHS/Community Health Systems, Inc. 2.1%
Health Care Providers & Services , United States
Bank of America Corp. 0.8%
Banks , United States
Bausch Health Cos., Inc. 0.7%
Pharmaceuticals , United States
Ford Motor Credit Co. LLC 0.7%
Consumer Finance , United States

Franklin Managed Income Fund

franklintempleton.com
Annual Report
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
Franklin Managed Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +23.01% +16.27%
5-Year +53.37% +7.70%
10-Year +122.17% +7.70%
Advisor
1-Year +23.34% +23.34%
5-Year +55.38% +9.21%
10-Year +128.17% +8.60%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 3.25% 1.62% 1.59%
Advisor 3.66% 1.96% 1.93%
See page 24 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 24 for Performance Summary footnotes.
Advisor Class
(11/1/11–10/31/21)

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund’s prospectus also includes a description of the main investment risks.
The Fund is not guaranteed to achieve its investment goal of making monthly distributions, while maintaining prospects for capital appreciation nor is there any guarantee that the Fund will provide sufficient income at or through the investor’s retirement. In addition, some of its distributions may be treated in part as a return of capital, which will decrease shareholders’ cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance and tax bracket.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The Bloomberg
U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
Net Asset Value
Share Class (Symbol) 10/31/21 10/31/20 Change
A (FBLAX) $13.83 $11.73 +$2.10
C (FBMCX) $13.68 $11.61 +$2.07
R (FBFQX) $13.88 $11.76 +$2.12
R6 (FBFRX) $13.88 $11.76 +$2.12
Advisor (FBFZX) $13.87 $11.76 +$2.11
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.4746 $0.0860 $0.5606
C $0.3752 $0.0860 $0.4612
R $0.4436 $0.0860 $0.5296
R6 $0.5178 $0.0860 $0.6038
Advisor $0.5072 $0.0860 $0.5932
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.93% 0.94%
Advisor 0.68% 0.69%

Franklin Managed Income Fund
Performance Summary

franklintempleton.com
Annual Report
8. FactSet. The Blended Benchmark (50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Bond
Index) is a combination of leading stock and bond indexes. The ICE BofA U.S. Corporate & High Yield Index tracks the performance of U.S. dollar-denominated investment-grade corporate debt publicly issued in the U.S. domestic market, and below investment grade, but not in default, U.S. dollar-denominated corporate bonds pub-
licly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by credit rating agencies Moody’s and S&P. The MSCI USA High
Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.

Your Fund’s Expenses
Franklin Managed Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,043.10 $4.65 $1,020.65 $4.60 0.90%
C $1,000 $1,039.00 $8.50 $1,016.87 $8.41 1.65%
R $1,000 $1,041.80 $5.93 $1,019.40 $5.87 1.15%
R6 $1,000 $1,044.60 $3.02 $1,022.25 $2.99 0.59%
Advisor $1,000 $1,044.20 $3.37 $1,021.91 $3.33 0.65%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
o
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.11 $22.13 $20.65 $20.68 $18.24
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.22 0.21 0.16 0.27
Net realized and unrealized gains (losses) ........... 7.01 6.67 2.47 1.35 2.98
Total from investment operations .................... 7.20 6.89 2.68 1.51 3.25
Less distributions from:
Net investment income .......................... (0.23) (0.30) (0.45) (0.49) (0.47)
Net realized gains ............................. (2.93) (1.61) (0.75) (1.05) (0.34)
Total distributions ............................... (3.16) (1.91) (1.20) (1.54) (0.81)
Net asset value, end of year ....................... $31.15 $27.11 $22.13 $20.65 $20.68
Total return
c
................................... 27.98% 33.49% 13.84% 7.65% 18.39%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.83% 0.85% 0.86% 0.85%
Expenses net of waiver and payments by affiliates
d
...... 0.82% 0.83%
e
0.83% 0.84% 0.84%
Net investment income ........................... 0.64% 0.96% 0.97% 0.76% 1.39%
Supplemental data
Net assets, end of year (000’s) ..................... $1,621,832 $1,385,821 $1,169,928 $1,153,875 $815,491
Portfolio turnover rate ............................ 32.67% 32.46% 26.83% 35.90% 27.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.66 $21.77 $20.31 $20.37 $17.98
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) 0.05 0.04 (—)
c
0.12
Net realized and unrealized gains (losses) ........... 6.89 6.56 2.45 1.33 2.93
Total from investment operations .................... 6.86 6.61 2.49 1.33 3.05
Less distributions from:
Net investment income .......................... (0.06) (0.11) (0.28) (0.34) (0.32)
Net realized gains ............................. (2.93) (1.61) (0.75) (1.05) (0.34)
Total distributions ............................... (2.99) (1.72) (1.03) (1.39) (0.66)
Net asset value, end of year ....................... $30.53 $26.66 $21.77 $20.31 $20.37
Total return
d
................................... 27.04% 32.48% 13.03% 6.84% 17.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.57% 1.59% 1.60% 1.61% 1.60%
Expenses net of waiver and payments by affiliates
e
...... 1.57%
f
1.58% 1.58% 1.59% 1.59%
Net investment income (loss) ...................... (0.10)% 0.21% 0.22% 0.01% 0.64%
Supplemental data
Net assets, end of year (000’s) ..................... $198,611 $233,295 $256,075 $299,716 $303,243
Portfolio turnover rate ............................ 32.67% 32.46% 26.83% 35.90% 27.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.29 $22.28 $20.78 $20.79 $18.33
Income from investment operations
a
:
Net investment income
b
......................... 0.29 0.31 0.28 0.24 0.34
Net realized and unrealized gains (losses) ........... 7.07 6.69 2.50 1.36 3.00
Total from investment operations .................... 7.36 7.00 2.78 1.60 3.34
Less distributions from:
Net investment income .......................... (0.33) (0.38) (0.53) (0.56) (0.54)
Net realized gains ............................. (2.93) (1.61) (0.75) (1.05) (0.34)
Total distributions ............................... (3.26) (1.99) (1.28) (1.61) (0.88)
Net asset value, end of year ....................... $31.39 $27.29 $22.28 $20.78 $20.79
Total return .................................... 28.43% 33.89% 14.26% 8.07% 18.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.55% 0.54% 0.55% 0.49%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.50% 0.49% 0.49% 0.48%
Net investment income ........................... 0.97% 1.30% 1.31% 1.11% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $127,846 $113,642 $51,791 $57,824 $22,950
Portfolio turnover rate ............................ 32.67% 32.46% 26.83% 35.90% 27.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.11 $22.14 $20.65 $20.68 $18.24
Income from investment operations
a
:
Net investment income
b
......................... 0.26 0.28 0.26 0.21 0.32
Net realized and unrealized gains (losses) ........... 7.03 6.66 2.49 1.35 2.98
Total from investment operations .................... 7.29 6.94 2.75 1.56 3.30
Less distributions from:
Net investment income .......................... (0.31) (0.36) (0.51) (0.54) (0.52)
Net realized gains ............................. (2.93) (1.61) (0.75) (1.05) (0.34)
Total distributions ............................... (3.24) (1.97) (1.26) (1.59) (0.86)
Net asset value, end of year ....................... $31.16 $27.11 $22.14 $20.65 $20.68
Total return .................................... 28.34% 33.80% 14.18% 7.91% 18.69%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.60% 0.61% 0.60%
Expenses net of waiver and payments by affiliates
c
...... 0.57% 0.58%
d
0.58% 0.59% 0.59%
Net investment income ........................... 0.89% 1.20% 1.22% 1.01% 1.64%
Supplemental data
Net assets, end of year (000’s) ..................... $3,355,546 $2,773,524 $2,379,435 $2,189,462 $1,542,254
Portfolio turnover rate ............................ 32.67% 32.46% 26.83% 35.90% 27.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Convertible Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a a
Country Shares
a
Value
a a a a a a
Common Stocks 2.4%
Chemicals 1.1%
International Flavors & Fragrances, Inc. ..................... United States 394,525 $ 58,172,711
Diversified Financial Services 0.8%
Equitable Holdings, Inc. ................................. United States 1,325,915 44,418,153
Machinery 0.5%
Fortive Corp. ......................................... United States 334,259 25,306,749
Total Common Stocks (Cost $116,637,711) .....................................
127,897,613
Convertible Preferred Stocks 20.2%
Auto Components 1.9%
Aptiv plc, 5.5%, A ..................................... United States 530,000 102,396,000
Capital Markets 2.6%
KKR & Co., Inc., 6%, C ................................. United States 1,360,000 136,054,400
Electric Utilities 3.6%
American Electric Power Co., Inc., 6.125% .................. United States 440,000 21,881,200
American Electric Power Co., Inc., 6.125% .................. United States 600,000 30,984,000
NextEra Energy, Inc., 5.279% ............................ United States 1,100,000 59,917,000
PG&E Corp., 5.5% .................................... United States 430,000 48,633,000
Southern Co. (The), 6.75%, 2019 ......................... United States 550,000 28,154,500
189,569,700
Food Products 1.5%
Bunge Ltd., 4.875% ................................... United States 630,000 80,085,600
Health Care Equipment & Supplies 2.1%
Danaher Corp., 4.75%, A ................................ United States 41,200 85,912,300
Danaher Corp., 5%, B .................................. United States 14,045 23,325,234
109,237,534
Health Care Technology 0.4%
Change Healthcare, Inc., 6% ............................. United States 300,000 21,438,000
Life Sciences Tools & Services 1.9%
Avantor , Inc., 6.25%, A ................................. United States 820,000 101,499,600
Machinery 0.6%
a
RBC Bearings, Inc., 5%, A ............................... United States 250,000 29,897,500
a
Multi-Utilities 1.7%
DTE Energy Co., 6.25% ................................ United States 800,000 40,384,000
NiSource, Inc., 7.75% .................................. United States 450,000 48,253,500
88,637,500
Semiconductors & Semiconductor Equipment 2.2%
Broadcom, Inc., 8%, A .................................. United States 71,100 119,258,874
Water Utilities 0.8%
Essential Utilities, Inc., 6% .............................. United States 770,000 44,475,200
Wireless Telecommunication Services 0.9%
a,b
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 48,000 50,352,344
a
Total Convertible Preferred Stocks (Cost $746,676,180) ..........................
1,072,902,252

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds 73.4%
Biotechnology 3.4%
Insmed , Inc. , Senior Note , 0.75% , 6/01/28 ...................
United States 46,000,000 $ 53,801,630
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 12,852,000
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 63,656,875
b
PTC Therapeutics, Inc. , Senior Note , 144A, 1.5% , 9/15/26 ....... United States 48,000,000 50,035,200
180,345,705
Communications Equipment 1.4%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 50,495,599
Senior Note, 1%, 3/01/24 ............................. United States 20,000,000 25,721,700
76,217,299
Energy Equipment & Services 0.5%
b
Oil States International, Inc. , Senior Note , 144A, 4.75% , 4/01/26 .. United States 28,000,000 26,627,844
Entertainment 3.9%
iQIYI , Inc. ,
Senior Note, 3.75%, 12/01/23 .......................... China 40,000,000 39,839,998
Senior Note, 2%, 4/01/25 ............................. China 26,000,000 23,089,301
Sea Ltd. ,
Senior Note, 2.375%, 12/01/25 ......................... Taiwan 10,500,000 40,129,687
Senior Note, 0.25%, 9/15/26 ........................... Taiwan 65,000,000 68,589,626
b
Zynga, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/26 ........... United States 37,000,000 35,732,852
207,381,464
Equity Real Estate Investment Trusts (REITs) 0.5%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 29,070,647
Health Care Equipment & Supplies 4.4%
Dexcom , Inc. , Senior Note , 0.25% , 11/15/25 .................
United States 79,000,000 101,242,580
b
Haemonetics Corp. , Senior Note , 144A, Zero Cpn ., 3/01/26 ...... United States 37,500,000 32,927,799
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 65,000,000 96,740,248
230,910,627
Health Care Providers & Services 0.8%
b
Accolade, Inc. , Senior Note , 144A, 0.5% , 4/01/26 ............. United States 19,000,000 20,417,979
b
Guardant Health, Inc. , Senior Note , 144A, Zero Cpn ., 11/15/27 ... United States 20,000,000 22,125,797
42,543,776
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 ...........
United States 19,000,000 28,281,365
b
Vail Resorts, Inc. , Senior Note , 144A, Zero Cpn ., 1/01/26 ........ United States 48,000,000 53,075,856
81,357,221
Interactive Media & Services 3.2%
Snap, Inc. ,
Senior Note, 0.75%, 8/01/26 ........................... United States 7,400,000 17,717,307
b
Senior Note, 144A, Zero Cpn ., 5/01/27 ................... United States 46,000,000 46,809,986
Weibo Corp. , Senior Note , 1.25% , 11/15/22 ..................
China 53,000,000 52,204,853
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 31,500,000 55,008,450
171,740,596

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Internet & Direct Marketing Retail 5.9%
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ....................
United States 80,000,000 $ 118,665,985
Pinduoduo , Inc. , Senior Note , Zero Cpn ., 12/01/25 ............
China 93,000,000 87,436,793
b
RealReal , Inc. (The) , Senior Note , 144A, 1% , 3/01/28 .......... United States 30,000,000 24,951,000
Wayfair, Inc. , Senior Note , 0.625% , 10/01/25 .................
United States 85,000,000 84,157,650
315,211,428
IT Services 8.4%
b
Cloudflare , Inc. , Senior Note , 144A, Zero Cpn ., 8/15/26 ......... United States 66,200,000 83,654,162
Okta , Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 73,000,000 106,168,370
b
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn ., 2/01/26 .... United States 19,000,000 17,639,255
b
Shift4 Payments, Inc. ,
Senior Note, 144A, Zero Cpn ., 12/15/25 .................. United States 36,000,000 39,218,400
Senior Note, 144A, 0.5%, 8/01/27 ....................... United States 35,000,000 32,396,000
b
Square, Inc. ,
Senior Note, 144A, Zero Cpn ., 5/01/26 ................... United States 39,500,000 46,444,369
Senior Note, 144A, 0.25%, 11/01/27 ..................... United States 45,000,000 54,591,796
Wix.com Ltd. ,
Senior Note, Zero Cpn ., 7/01/23 ........................ Israel 34,800,000 49,561,342
Senior Note, Zero Cpn ., 8/15/25 ........................ Israel 15,400,000 14,421,141
444,094,835
Life Sciences Tools & Services 0.8%
c
Illumina, Inc. , Senior Note , Zero Cpn ., 8/15/23 ................ United States 25,750,000 30,282,746
NeoGenomics , Inc. , Senior Note , 0.25% , 1/15/28 .............
United States 9,500,000 9,642,513
39,925,259
Machinery 0.8%
Fortive Corp. , Senior Note , 0.875% , 2/15/22 .................
United States 40,270,000 40,495,948
Media 3.7%
b
Cable One, Inc. ,
Senior Note, 144A, Zero Cpn ., 3/15/26 ................... United States 48,750,000 46,471,784
Senior Note, 144A, 1.125%, 3/15/28 ..................... United States 26,250,000 25,842,046
b
Liberty Broadband Corp. ,
Senior Bond, 144A, 1.25%, 9/30/50 ...................... United States 57,000,000 57,011,799
Senior Bond, 144A, 2.75%, 9/30/50 ...................... United States 34,500,000 35,980,136
Liberty Media Corp. , Senior Note , 1.375% , 10/15/23 ...........
United States 21,200,000 30,753,757
196,059,522
Metals & Mining 1.5%
b
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 60,000,000 78,228,000
Pharmaceuticals 2.0%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 39,750,000 40,495,312
Senior Note, 2%, 6/15/26 ............................. United States 35,000,000 40,916,953
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 .......
United States 27,000,000 22,522,581
103,934,846
Professional Services 0.9%
b
Upwork , Inc. , Senior Note , 144A, 0.25% , 8/15/26 .............. United States 44,000,000 47,317,912

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Road & Rail 2.1%
Lyft, Inc. , Senior Note , 1.5% , 5/15/25 .......................
United States 61,000,000 $ 85,052,745
b
Uber Technologies, Inc. , Senior Note , 144A, Zero Cpn ., 12/15/25 .. United States 30,000,000 29,010,778
114,063,523
Semiconductors & Semiconductor Equipment 4.4%
b
MACOM Technology Solutions Holdings, Inc. , Senior Note , 144A,
0.25% , 3/15/26 ..................................... United States 31,000,000 34,123,235
Microchip Technology, Inc. , Senior Sub. Bond , 1.625% , 2/15/27 ...
United States 39,750,000 87,402,859
Silicon Laboratories, Inc. , Senior Note , 0.625% , 6/15/25 ........
United States 68,000,000 109,779,200
231,305,294
Software 20.5%
Alteryx , Inc. ,
Senior Note, 0.5%, 8/01/24 ............................ United States 20,000,000 18,976,000
Senior Note, 1%, 8/01/26 ............................. United States 20,000,000 18,778,875
b
Avalara, Inc. , Senior Note , 144A, 0.25% , 8/01/26 .............. United States 70,000,000 73,449,825
b
Bill.com Holdings, Inc. ,
Senior Note, 144A, Zero Cpn ., 12/01/25 .................. United States 42,500,000 82,265,125
Senior Note, 144A, Zero Cpn ., 4/01/27 ................... United States 37,000,000 39,737,202
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 .................
United States 9,500,000 16,925,256
Coupa Software, Inc. , Senior Note , 0.375% , 6/15/26 ...........
United States 74,000,000 81,357,590
b
DocuSign, Inc. , Senior Note , 144A, Zero Cpn ., 1/15/24 ......... United States 76,000,000 80,400,058
Envestnet , Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 51,500,000 67,335,634
b
Senior Note, 144A, 0.75%, 8/15/25 ...................... United States 11,500,000 11,787,500
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 54,731,759
HubSpot , Inc. , Senior Note , 0.375% , 6/01/25 .................
United States 40,500,000 116,822,479
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 ..........
United States 43,000,000 82,813,407
b
Q2 Holdings, Inc. , Senior Note , 144A, 0.125% , 11/15/25 ........ United States 56,000,000 51,374,459
Splunk , Inc. ,
Senior Note, 1.125%, 9/15/25 .......................... United States 22,500,000 29,441,301
Senior Note, 1.125%, 6/15/27 .......................... United States 6,500,000 6,820,938
Workday, Inc. , Senior Note , 0.25% , 10/01/22 .................
United States 57,500,000 113,637,250
Workiva , Inc. , Senior Note , 1.125% , 8/15/26 .................
United States 22,000,000 43,498,852
Zendesk , Inc. , Senior Note , 0.625% , 6/15/25 .................
United States 80,000,000 94,550,382
1,084,703,892
Specialty Retail 2.8%
Burlington Stores, Inc. , Senior Note , 2.25% , 4/15/25 ...........
United States 53,000,000 76,209,719
RH , Senior Note , Zero Cpn ., 9/15/24 .......................
United States 24,000,000 74,871,531
151,081,250
Total Convertible Bonds (Cost $3,150,830,631) ..................................
3,892,616,888
Total Long Term Investments (Cost $4,014,144,522) .............................
5,093,416,753
a

Franklin Investors Securities Trust
Statement of Investments
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
Short Term Investments 4.0%
a a
Country Shares
a
Value
a
Money Market Funds 3.9%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 207,020,838 $ 207,020,838
Total Money Market Funds (Cost $207,020,838) .................................
207,020,838
f
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,838,000 5,838,000
Principal
Amount
*
Repurchase Agreements 0.0%
†
g
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 11/01/21
(Maturity Value $1,460,275)
Collateralized by U.S. Treasury Bond, 6.25%, 8/15/23; U.S.
Treasury Bond, Strip, 11/15/22; U.S. Treasury Notes, 0.125%
- 2.625%, 9/30/22 - 5/31/26; and U.S. Treasury Bills, Discount
Notes, 2/24/22 - 9/08/22 (valued at $1,489,475) ............. 1,460,269 1,460,269
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,298,269) ............................................................
7,298,269
Total Short Term Investments (Cost $214,319,107 ) ...............................
214,319,107
a
Total Investments (Cost $4,228,463,629) 100.0% ................................
$5,307,735,860
Other Assets, less Liabilities (0.0)%
†
...........................................
(3,899,913)
Net Assets 100.0% ...........................................................
$5,303,835,947
See Abbreviations on page 84 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $1,330,000,498, representing 25.1% of net assets.
c
A portion or all of the security is on loan at October 31, 2021. See Note 1(g).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(g) regarding securities on loan.
g
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.22 $26.23 $24.86 $25.06 $22.50
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.49 0.46 0.42 0.48
Net realized and unrealized gains (losses) ........... 9.26 (1.11) 2.49 0.58 3.55
Total from investment operations .................... 9.70 (0.62) 2.95 1.00 4.03
Less distributions from:
Net investment income .......................... (0.60) (0.63) (0.58) (0.57) (0.58)
Net realized gains ............................. (0.22) (0.76) (1.00) (0.63) (0.89)
Total distributions ............................... (0.82) (1.39) (1.58) (1.20) (1.47)
Net asset value, end of year ....................... $33.10 $24.22 $26.23 $24.86 $25.06
Total return
c
................................... 40.58% (2.43)% 12.73% 3.98% 18.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.85% 0.86% 0.86% 0.85% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.85%
e
0.85% 0.85% 0.84% 0.86%
e
Net investment income ........................... 1.47% 1.98% 1.85% 1.66% 2.02%
Supplemental data
Net assets, end of year (000’s) ..................... $2,952,462 $1,953,985 $2,017,910 $1,752,181 $1,753,135
Portfolio turnover rate ............................ 25.49% 26.90% 23.23% 28.40% 27.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.03 $26.01 $24.64 $24.86 $22.32
Income from investment operations
a
:
Net investment income
b
......................... 0.22 0.30 0.28 0.26 0.30
Net realized and unrealized gains (losses) ........... 9.17 (1.10) 2.47 0.53 3.54
Total from investment operations .................... 9.39 (0.80) 2.75 0.79 3.84
Less distributions from:
Net investment income .......................... (0.37) (0.42) (0.38) (0.38) (0.41)
Net realized gains ............................. (0.22) (0.76) (1.00) (0.63) (0.89)
Total distributions ............................... (0.59) (1.18) (1.38) (1.01) (1.30)
Net asset value, end of year ....................... $32.83 $24.03 $26.01 $24.64 $24.86
Total return
c
................................... 39.51% (3.19)% 11.91% 3.16% 17.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.60% 1.61% 1.61% 1.60% 1.61%
Expenses net of waiver and payments by affiliates
d
...... 1.60%
e
1.60% 1.60% 1.59% 1.61%
e
Net investment income ........................... 0.73% 1.23% 1.10% 0.91% 1.27%
Supplemental data
Net assets, end of year (000’s) ..................... $202,148 $161,707 $208,734 $204,402 $267,450
Portfolio turnover rate ............................ 25.49% 26.90% 23.23% 28.40% 27.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.24 $26.23 $24.85 $25.05 $22.49
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.43 0.41 0.36 0.42
Net realized and unrealized gains (losses) ........... 9.27 (1.10) 2.49 0.58 3.56
Total from investment operations .................... 9.63 (0.67) 2.90 0.94 3.98
Less distributions from:
Net investment income .......................... (0.53) (0.56) (0.52) (0.51) (0.53)
Net realized gains ............................. (0.22) (0.76) (1.00) (0.63) (0.89)
Total distributions ............................... (0.75) (1.32) (1.52) (1.14) (1.42)
Net asset value, end of year ....................... $33.12 $24.24 $26.23 $24.85 $25.05
Total return .................................... 40.22% (2.62)% 12.50% 3.75% 18.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.09% 1.08% 1.09% 1.08% 1.09%
Expenses net of waiver and payments by affiliates
c
...... 1.09%
d
1.08%
d
1.08% 1.07% 1.09%
d
Net investment income ........................... 1.22% 1.75% 1.62% 1.43% 1.79%
Supplemental data
Net assets, end of year (000’s) ..................... $9,426 $5,795 $7,284 $6,750 $7,074
Portfolio turnover rate ............................ 25.49% 26.90% 23.23% 28.40% 27.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.27 $26.29 $24.91 $25.11 $22.54
Income from investment operations
a
:
Net investment income
b
......................... 0.54 0.57 0.54 0.50 0.56
Net realized and unrealized gains (losses) ........... 9.27 (1.11) 2.50 0.59 3.57
Total from investment operations .................... 9.81 (0.54) 3.04 1.09 4.13
Less distributions from:
Net investment income .......................... (0.69) (0.72) (0.66) (0.66) (0.67)
Net realized gains ............................. (0.22) (0.76) (1.00) (0.63) (0.89)
Total distributions ............................... (0.91) (1.48) (1.66) (1.29) (1.56)
Net asset value, end of year ....................... $33.17 $24.27 $26.29 $24.91 $25.11
Total return .................................... 41.02% (2.07)% 13.12% 4.35% 19.00%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.53% 0.52% 0.53% 0.52% 0.49%
Expenses net of waiver and payments by affiliates
c
...... 0.51% 0.51% 0.51% 0.50% 0.49%
d
Net investment income ........................... 1.80% 2.32% 2.19% 2.00% 2.39%
Supplemental data
Net assets, end of year (000’s) ..................... $150,328 $97,565 $96,406 $81,171 $12,728
Portfolio turnover rate ............................ 25.49% 26.90% 23.23% 28.40% 27.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $24.26 $26.27 $24.90 $25.10 $22.53
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.55 0.50 0.46 0.50
Net realized and unrealized gains (losses) ........... 9.28 (1.11) 2.51 0.60 3.60
Total from investment operations .................... 9.79 (0.56) 3.01 1.06 4.10
Less distributions from:
Net investment income .......................... (0.67) (0.69) (0.64) (0.63) (0.64)
Net realized gains ............................. (0.22) (0.76) (1.00) (0.63) (0.89)
Total distributions ............................... (0.89) (1.45) (1.64) (1.26) (1.53)
Net asset value, end of year ....................... $33.16 $24.26 $26.27 $24.90 $25.10
Total return .................................... 40.94% (2.18)% 13.04% 4.22% 18.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.61% 0.61% 0.60% 0.61%
Expenses net of waiver and payments by affiliates
c
...... 0.60%
d
0.60% 0.60% 0.59% 0.61%
d
Net investment income ........................... 1.70% 2.21% 2.10% 1.91% 2.27%
Supplemental data
Net assets, end of year (000’s) ..................... $378,891 $219,362 $173,739 $109,435 $147,681
Portfolio turnover rate ............................ 25.49% 26.90% 23.23% 28.40% 27.18%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.1%
Aerospace & Defense 3.4%
Lockheed Martin Corp. ................................. United States 82,000 $ 27,250,240
Raytheon Technologies Corp. ............................ United States 1,128,500 100,278,510
127,528,750
Air Freight & Logistics 2.8%
United Parcel Service, Inc., B ............................ United States 478,500 102,145,395
Banks 10.4%
Bank of America Corp. ................................. United States 2,740,000 130,917,200
Citigroup, Inc. ........................................ United States 660,000 45,645,600
JPMorgan Chase & Co. ................................. United States 895,000 152,051,550
Truist Financial Corp. .................................. United States 855,000 54,266,850
382,881,200
Beverages 3.6%
Coca-Cola Co. (The) ................................... United States 1,150,000 64,825,500
PepsiCo, Inc. ........................................ United States 415,000 67,064,000
131,889,500
Capital Markets 9.0%
Apollo Global Management, Inc. .......................... United States 825,000 63,483,750
Ares Management Corp. ................................ United States 830,000 70,334,200
BlackRock, Inc. ....................................... United States 61,800 58,305,828
Morgan Stanley ....................................... United States 1,350,000 138,753,000
330,876,778
Chemicals 3.5%
BASF SE ........................................... Germany 355,000 25,548,440
Huntsman Corp. ...................................... United States 1,415,000 46,100,700
Linde plc ............................................ United Kingdom 70,000 22,344,000
Sherwin-Williams Co. (The) .............................. United States 113,500 35,935,235
129,928,375
Commercial Services & Supplies 1.7%
Republic Services, Inc. ................................. United States 467,000 62,858,200
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 375,000 20,988,750
Diversified Telecommunication Services 0.4%
TELUS Corp. ........................................ Canada 634,000 14,540,157
Electric Utilities 5.7%
Duke Energy Corp. .................................... United States 886,500 90,431,865
Entergy Corp. ........................................ United States 285,000 29,360,700
NextEra Energy, Inc. ................................... United States 961,250 82,023,462
Xcel Energy, Inc. ...................................... United States 160,000 10,334,400
212,150,427
Electrical Equipment 2.2%
Eaton Corp. plc ....................................... United States 346,500 57,089,340
Emerson Electric Co. .................................. United States 255,000 24,737,550
81,826,890
Equity Real Estate Investment Trusts (REITs) 1.3%
Prologis, Inc. ......................................... United States 240,000 34,790,400
Public Storage ....................................... United States 44,000 14,615,920
49,406,320

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food & Staples Retailing 1.2%
Walmart, Inc. ........................................ United States 300,500 $ 44,900,710
Food Products 0.6%
Mondelez International, Inc., A ............................ United States 360,000 21,866,400
Health Care Equipment & Supplies 2.6%
Medtronic plc ........................................ United States 807,500 96,786,950
Health Care Providers & Services 2.7%
HCA Healthcare, Inc. ................................... United States 182,500 45,708,950
UnitedHealth Group, Inc. ................................ United States 119,500 55,026,165
100,735,115
Hotels, Restaurants & Leisure 1.5%
McDonald's Corp. ..................................... United States 230,000 56,476,500
Household Products 2.5%
Procter & Gamble Co. (The) ............................. United States 640,000 91,513,600
Insurance 0.6%
Arthur J Gallagher & Co. ................................ United States 131,500 22,048,605
IT Services 1.1%
Fidelity National Information Services, Inc. ................... United States 148,000 16,389,520
Visa, Inc., A .......................................... United States 111,500 23,612,355
40,001,875
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc. ............................ United States 55,500 35,135,385
Machinery 1.7%
Fortive Corp. ......................................... United States 295,008 22,335,056
Illinois Tool Works, Inc. ................................. United States 100,000 22,787,000
Stanley Black & Decker, Inc. ............................. United States 92,500 16,625,025
61,747,081
Media 1.6%
Comcast Corp., A ..................................... United States 1,125,000 57,858,750
Multiline Retail 2.6%
Target Corp. ......................................... United States 370,000 96,059,400
Oil, Gas & Consumable Fuels 5.5%
Canadian Natural Resources Ltd. ......................... Canada 715,000 30,394,650
Chevron Corp. ....................................... United States 721,500 82,604,535
Royal Dutch Shell plc, ADR, A ............................ Netherlands 920,000 42,246,400
Suncor Energy, Inc. .................................... Canada 1,875,000 49,312,500
204,558,085
Pharmaceuticals 4.3%
Johnson & Johnson ................................... United States 695,000 113,201,600
Merck & Co., Inc. ..................................... United States 195,000 17,169,750
Pfizer, Inc. ........................................... United States 620,000 27,118,800
157,490,150
Road & Rail 1.0%
Norfolk Southern Corp. ................................. United States 125,166 36,679,896
Semiconductors & Semiconductor Equipment 1.8%
Broadcom, Inc. ....................................... United States 43,500 23,127,645

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................................. United States 233,000 $ 43,682,840
66,810,485
Software 2.3%
Microsoft Corp. ....................................... United States 125,500 41,618,310
Oracle Corp. ......................................... United States 445,000 42,693,300
84,311,610
Specialty Retail 2.6%
Lowe's Cos., Inc. ...................................... United States 250,000 58,455,000
TJX Cos., Inc. (The) ................................... United States 560,000 36,674,400
95,129,400
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. .......................................... United States 97,000 14,530,600
Total Common Stocks (Cost $1,794,637,470) ....................................
3,031,661,339
a
Equity-Linked Securities 9.2%
Banks 0.7%
b
Royal Bank of Canada into Bank of America Corp., 144A, 7.75%,
11/01/21 .......................................... United States 902,000 26,640,652
Electrical Equipment 0.6%
b
Royal Bank of Canada into Eaton Corp. plc, 144A, 5.75%, 8/26/22 United States 127,000 21,276,899
Equity Real Estate Investment Trusts (REITs) 0.6%
b
Royal Bank of Canada into Healthpeak Properties, Inc., 144A, 9.5%,
12/01/21 .......................................... United States 660,000 23,328,664
Food & Staples Retailing 0.7%
b
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 6.5%, 1/10/22 ................................. United Kingdom 149,700 24,409,375
Health Care Providers & Services 0.8%
b
Royal Bank of Canada into HCA Healthcare, Inc., Senior Note, 144A,
6%, 7/15/22 ........................................ United States 130,400 29,552,895
Internet & Direct Marketing Retail 0.9%
b
Credit Suisse AG into Amazon.com, Inc., 144A, 5%, 4/22/22 ..... United States 9,650 32,400,297
IT Services 0.7%
b
Credit Suisse AG into Visa, Inc., 144A, 5%, 11/30/21 ........... United States 70,500 15,067,710
b
Royal Bank of Canada into Fidelity National Information Services,
Inc., 144A, 5%, 5/27/22 ............................... United States 109,700 12,630,669
27,698,379
Life Sciences Tools & Services 0.7%
b
Credit Suisse AG into Thermo Fisher Scientific, Inc., 144A, 4.5%,
8/05/22 ........................................... United States 43,000 24,570,921
Machinery 0.7%
b
Credit Suisse AG into Stanley Black & Decker, Inc., 144A, 6.5%,
3/31/22 ........................................... United States 133,000 24,449,757
Multiline Retail 0.5%
b
Barclays Bank plc into Dollar Tree, Inc., 144A, 5.5%, 1/14/22 ..... United States 185,800 20,144,758
Road & Rail 0.8%
b,c
Credit Suisse AG into Norfolk Southern Corp., 144A, 6%, 11/18/22 United States 100,200 29,070,024

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country Shares
a
Value
a a a a a a
a
Equity-Linked Securities
(continued)
Software 0.8%
b
Citigroup Global Markets Holdings, Inc. into salesforce.com, Inc.,
144A, 5%, 8/19/22 ................................... United States 107,500 $ 29,629,860
Specialty Retail 0.7%
b
BNP Paribas Issuance BV into TJX Cos., Inc. (The), 144A, 5.75%,
9/30/22 ........................................... United States 410,100 27,404,096
Total Equity-Linked Securities (Cost $324,841,357) ..............................
340,576,577
Convertible Preferred Stocks 6.8%
Capital Markets 1.5%
KKR & Co., Inc., 6%, C ................................. United States 530,000 53,021,200
Health Care Equipment & Supplies 3.1%
d
Becton Dickinson and Co., 6%, B ......................... United States 636,500 33,479,900
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 29,260,000
Danaher Corp., 4.75%, A ................................ United States 20,700 43,164,675
Danaher Corp., 5%, B .................................. United States 5,552 9,220,484
115,125,059
Semiconductors & Semiconductor Equipment 1.4%
Broadcom, Inc., 8%, A .................................. United States 31,500 52,836,210
Water Utilities 0.8%
Essential Utilities, Inc., 6% .............................. United States 495,000 28,591,200
Total Convertible Preferred Stocks (Cost $196,309,534) ..........................
249,573,669
Total Long Term Investments (Cost $2,315,788,361) .............................
3,621,811,585
a
Short Term Investments 2.3%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 1% ..... United States 73,775,321 73,775,321
Total Money Market Funds (Cost $73,775,321) ..................................
73,775,321
g
Investments from Cash Collateral Received for
Loaned Securities 0.3%
a a a a a
Money Market Funds 0.2%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,746,000 7,746,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.1%
h
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 11/01/21
(Maturity Value $1,937,547)
Collateralized by U.S. Treasury Bond, 6.25%, 8/15/23; U.S.
Treasury Bond, Strip, 11/15/22; U.S. Treasury Notes, 0.125%
- 2.625%, 9/30/22 - 5/31/26; and U.S. Treasury Bills, Discount
Notes, 2/24/22 - 9/08/22 (valued at $1,976,290) ............. 1,937,539 $ 1,937,539
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $9,683,539) ............................................................
9,683,539
Total Short Term Investments (Cost $83,458,860 ) ................................
83,458,860
a
Total Investments (Cost $2,399,247,221) 100.4% ................................
$3,705,270,445
Other Assets, less Liabilities (0.4)% ...........................................
(12,014,954)
Net Assets 100.0% ...........................................................
$3,693,255,491
See Abbreviations on page 84 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
See Note 1(f) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $340,576,577, representing 9.2% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
d
A portion or all of the security is on loan at October 31, 2021. See Note 1(g).
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(g) regarding securities on loan.
h
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.73 $12.80 $11.89 $12.36 $11.65
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.31 0.29 0.27 0.33
Net realized and unrealized gains (losses) ........... 2.36 (0.44) 1.17 (0.16) 0.91
Total from investment operations .................... 2.66 (0.13) 1.46 0.11 1.24
Less distributions from:
Net investment income .......................... (0.47) (0.46) (0.41) (0.38) (0.36)
Net realized gains ............................. (0.09) (0.48) (0.14) (0.20) (0.17)
Total distributions ............................... (0.56) (0.94) (0.55) (0.58) (0.53)
Net asset value, end of year ....................... $13.83 $11.73 $12.80 $11.89 $12.36
Total return
c
................................... 23.01% (1.06)% 12.64% 0.89% 10.88%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.92% 0.93% 0.96% 1.02% 1.02%
Expenses net of waiver and payments by affiliates
d
...... 0.91% 0.91% 0.94% 1.01% 1.00%
Net investment income ........................... 2.27% 2.55% 2.36% 2.22% 2.72%
Supplemental data
Net assets, end of year (000’s) ..................... $3,523,379 $2,860,390 $2,966,899 $2,586,246 $2,646,599
Portfolio turnover rate ............................ 39.64% 64.69% 53.02% 63.64% 34.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.61 $12.67 $11.78 $12.25 $11.55
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.22 0.20 0.19 0.24
Net realized and unrealized gains (losses) ........... 2.34 (0.43) 1.15 (0.17) 0.90
Total from investment operations .................... 2.54 (0.21) 1.35 0.02 1.14
Less distributions from:
Net investment income .......................... (0.38) (0.37) (0.32) (0.29) (0.27)
Net realized gains ............................. (0.09) (0.48) (0.14) (0.20) (0.17)
Total distributions ............................... (0.47) (0.85) (0.46) (0.49) (0.44)
Net asset value, end of year ....................... $13.68 $11.61 $12.67 $11.78 $12.25
Total return
c
................................... 22.07% (1.79)% 11.79% 0.14% 10.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.68% 1.71% 1.76% 1.77%
Expenses net of waiver and payments by affiliates
d
...... 1.65% 1.66% 1.69% 1.75% 1.75%
Net investment income ........................... 1.54% 1.84% 1.61% 1.48% 1.97%
Supplemental data
Net assets, end of year (000’s) ..................... $259,206 $341,521 $491,751 $493,762 $633,108
Portfolio turnover rate ............................ 39.64% 64.69% 53.02% 63.64% 34.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $12.84 $11.92 $12.39 $11.67
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.28 0.26 0.26 0.30
Net realized and unrealized gains (losses) ........... 2.38 (0.45) 1.18 (0.18) 0.92
Total from investment operations .................... 2.65 (0.17) 1.44 0.08 1.22
Less distributions from:
Net investment income .......................... (0.44) (0.43) (0.38) (0.35) (0.33)
Net realized gains ............................. (0.09) (0.48) (0.14) (0.20) (0.17)
Total distributions ............................... (0.53) (0.91) (0.52) (0.55) (0.50)
Net asset value, end of year ....................... $13.88 $11.76 $12.84 $11.92 $12.39
Total return .................................... 22.84% (1.38)% 12.43% 0.63% 10.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.18% 1.21% 1.27% 1.27%
Expenses net of waiver and payments by affiliates
c
...... 1.15% 1.16% 1.19% 1.26% 1.25%
Net investment income ........................... 2.03% 2.33% 2.11% 1.97% 2.47%
Supplemental data
Net assets, end of year (000’s) ..................... $3,435 $3,093 $4,081 $3,371 $4,763
Portfolio turnover rate ............................ 39.64% 64.69% 53.02% 63.64% 34.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
`
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $12.85 $11.93 $12.39 $11.67
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.35 0.33 0.31 0.41
Net realized and unrealized gains (losses) ........... 2.39 (0.45) 1.18 (0.14) 0.88
Total from investment operations .................... 2.73 (0.10) 1.51 0.17 1.29
Less distributions from:
Net investment income .......................... (0.52) (0.51) (0.45) (0.43) (0.40)
Net realized gains ............................. (0.09) (0.48) (0.14) (0.20) (0.17)
Total distributions ............................... (0.61) (0.99) (0.59) (0.63) (0.57)
Net asset value, end of year ....................... $13.88 $11.76 $12.85 $11.93 $12.39
Total return .................................... 23.52% (0.86)% 13.14% 1.23% 11.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.60% 0.63% 0.68% 0.71%
Expenses net of waiver and payments by affiliates
c
...... 0.59% 0.58% 0.61% 0.66% 0.64%
Net investment income ........................... 2.59% 2.87% 2.69% 2.56% 3.08%
Supplemental data
Net assets, end of year (000’s) ..................... $184,084 $155,563 $159,877 $138,923 $342
Portfolio turnover rate ............................ 39.64% 64.69% 53.02% 63.64% 34.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $12.84 $11.92 $12.39 $11.67
Income from investment operations
a
:
Net investment income
b
......................... 0.34 0.34 0.32 0.30 0.35
Net realized and unrealized gains (losses) ........... 2.37 (0.44) 1.18 (0.16) 0.93
Total from investment operations .................... 2.71 (0.10) 1.50 0.14 1.28
Less distributions from:
Net investment income .......................... (0.51) (0.50) (0.44) (0.41) (0.39)
Net realized gains ............................. (0.09) (0.48) (0.14) (0.20) (0.17)
Total distributions ............................... (0.60) (0.98) (0.58) (0.61) (0.56)
Net asset value, end of year ....................... $13.87 $11.76 $12.84 $11.92 $12.39
Total return .................................... 23.34% (0.86)% 12.96% 1.14% 11.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.67% 0.68% 0.71% 0.77% 0.77%
Expenses net of waiver and payments by affiliates
c
...... 0.66% 0.66% 0.69% 0.76% 0.75%
Net investment income ........................... 2.52% 2.79% 2.61% 2.47% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $228,617 $166,947 $180,882 $124,265 $243,674
Portfolio turnover rate ............................ 39.64% 64.69% 53.02% 63.64% 34.99%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.2%
Aerospace & Defense 2.2%
a
Lockheed Martin Corp. ................................. United States 75,000 $ 24,924,000
a
Northrop Grumman Corp. ............................... United States 42,900 15,324,738
a
Raytheon Technologies Corp. ............................ United States 600,000 53,316,000
93,564,738
Air Freight & Logistics 0.9%
United Parcel Service, Inc., B ............................ United States 175,000 37,357,250
Banks 6.0%
Bank of America Corp. ................................. United States 2,000,000 95,560,000
a
Citigroup, Inc. ........................................ United States 350,000 24,206,000
JPMorgan Chase & Co. ................................. United States 350,000 59,461,500
Truist Financial Corp. .................................. United States 700,100 44,435,347
US Bancorp ......................................... United States 500,000 30,185,000
253,847,847
Beverages 2.4%
a
Coca-Cola Co. (The) ................................... United States 785,000 44,250,450
a
PepsiCo, Inc. ........................................ United States 350,000 56,560,000
100,810,450
Biotechnology 1.3%
a
AbbVie, Inc. ......................................... United States 475,000 54,468,250
Capital Markets 0.9%
a
Morgan Stanley ....................................... United States 350,000 35,973,000
Chemicals 1.8%
a
Air Products and Chemicals, Inc. .......................... United States 150,000 44,971,500
a
Huntsman Corp. ...................................... United States 1,000,000 32,580,000
77,551,500
Communications Equipment 1.4%
Cisco Systems, Inc. ................................... United States 1,039,339 58,171,804
Diversified Telecommunication Services 2.8%
AT&T, Inc. ........................................... United States 700,000 17,682,000
BCE, Inc. ........................................... Canada 450,000 23,159,787
Deutsche Telekom AG .................................. Germany 1,200,000 22,314,656
Verizon Communications, Inc. ............................ United States 1,000,000 52,990,000
116,146,443
Electric Utilities 2.4%
a
American Electric Power Co., Inc. ......................... United States 125,000 10,588,750
a
Duke Energy Corp. .................................... United States 450,000 45,904,500
Edison International ................................... United States 500,000 31,465,000
a
Southern Co. (The) .................................... United States 175,000 10,906,000
98,864,250
Health Care Providers & Services 2.1%
a
CVS Health Corp. ..................................... United States 520,000 46,425,600
a
Quest Diagnostics, Inc. ................................. United States 300,000 44,034,000
90,459,600
Household Products 2.0%
a
Procter & Gamble Co. (The) ............................. United States 600,000 85,794,000
Industrial Conglomerates 1.6%
a
Honeywell International, Inc. ............................. United States 300,000 65,586,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.4%
a
Travelers Cos., Inc. (The) ............................... United States 100,000 $ 16,088,000
IT Services 0.9%
Fidelity National Information Services, Inc. ................... United States 222,014 24,585,831
a
International Business Machines Corp. ..................... United States 100,000 12,510,000
37,095,831
Media 0.8%
Comcast Corp., A ..................................... United States 617,970 31,782,197
Multiline Retail 0.6%
a
Target Corp. ......................................... United States 100,000 25,962,000
Multi-Utilities 2.4%
Dominion Energy, Inc. .................................. United States 500,000 37,965,000
DTE Energy Co. ...................................... United States 200,000 22,670,000
Sempra Energy ....................................... United States 300,000 38,289,000
98,924,000
Oil, Gas & Consumable Fuels 2.8%
a
BP plc, ADR ......................................... United Kingdom 500,000 14,395,000
a
Chevron Corp. ....................................... United States 450,000 51,520,500
Exxon Mobil Corp. ..................................... United States 500,000 32,235,000
TotalEnergies SE, ADR ................................. France 400,000 20,044,000
118,194,500
Pharmaceuticals 5.7%
AstraZeneca plc, ADR .................................. United Kingdom 550,000 34,309,000
a
Bristol-Myers Squibb Co. ................................ United States 750,000 43,800,000
Eli Lilly & Co. ........................................ United States 90,000 22,928,400
Johnson & Johnson ................................... United States 250,000 40,720,000
a
Merck & Co., Inc. ..................................... United States 500,000 44,025,000
Pfizer, Inc. ........................................... United States 1,271,323 55,607,668
241,390,068
Road & Rail 1.2%
Union Pacific Corp. .................................... United States 205,000 49,487,000
Semiconductors & Semiconductor Equipment 2.3%
a
Texas Instruments, Inc. ................................. United States 517,361 96,994,840
Specialty Retail 1.3%
a
Home Depot, Inc. (The) ................................. United States 150,000 55,761,000
Total Common Stocks (Cost $1,469,519,008) ....................................
1,940,274,568
Management Investment Companies 2.9%
Capital Markets 2.9%
b
Franklin FTSE Japan ETF ............................... United States 700,000 21,021,000
b
Franklin FTSE United Kingdom ETF ....................... United States 1,250,000 31,950,000
b
Franklin Liberty Systematic Style Premia ETF ................ United States 1,175,000 24,348,115
b
Franklin Liberty U.S. Low Volatility ETF ..................... United States 860,000 42,197,018
119,516,133
Total Management Investment Companies (Cost $110,440,137) ...................
119,516,133

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a a
Country Shares
a
Value
a a a a a a
c
Equity-Linked Securities 11.3%
Banks 0.9%
d
Citigroup Global Markets Holdings, Inc. into JPMorgan Chase & Co.,
144A, 8%, 8/15/22 ................................... United States 230,000 $ 37,153,366
Capital Markets 0.5%
d
UBS AG into Morgan Stanley, 144A, 8.5%, 2/11/22 ............ United States 220,000 18,882,988
Chemicals 0.6%
d
National Bank of Canada into Air Products and Chemicals, Inc.,
144A, 8.5%, 4/13/22 ................................. United States 86,000 25,073,739
Energy Equipment & Services 0.6%
d
Royal Bank of Canada into Schlumberger NV, 144A, 10%, 3/01/22 United States 850,000 26,768,838
Internet & Direct Marketing Retail 1.5%
d
Credit Suisse AG into Amazon.com, Inc., 144A, 6%, 9/09/22 ..... United States 18,000 61,528,266
Multiline Retail 0.8%
d
Societe Generale SA into Target Corp., 144A, 8%, 12/20/21 ...... United States 168,000 33,485,578
Oil, Gas & Consumable Fuels 0.8%
d
UBS AG into Chevron Corp., 144A, 10%, 8/16/22 ............. United States 310,000 34,102,873
Semiconductors & Semiconductor Equipment 2.0%
d
National Bank of Canada into Microchip Technology, Inc., 144A,
6.5%, 6/01/22 ...................................... United States 284,200 42,194,640
d
Royal Bank of Canada into Analog Devices, Inc., 144A, 8%, 2/01/22 United States 246,000 42,583,214
84,777,854
Software 2.1%
d
Merrill Lynch International & Co. CV into Oracle Corp., 144A, 8%,
11/08/21 .......................................... United States 470,000 31,183,037
d
Societe Generale SA into Workday, Inc., 144A, 8%, 9/02/22 ...... United States 218,000 57,333,990
88,517,027
Technology Hardware, Storage & Peripherals 0.5%
d
BNP Paribas Issuance BV into Apple, Inc., 144A, 10%, 12/22/21 .. United States 164,000 22,971,738
Trading Companies & Distributors 1.0%
d
JPMorgan Chase Bank NA into Fastenal Co., 144A, 7.5%, 12/03/21 United States 770,000 42,469,455
Total Equity-Linked Securities (Cost $437,654,736) ..............................
475,731,722
Convertible Preferred Stocks 9.7%
Capital Markets 0.5%
KKR & Co., Inc., 6%, C ................................. United States 200,000 20,008,000
Electric Utilities 4.0%
American Electric Power Co., Inc., 6.125% .................. United States 700,000 34,811,000
American Electric Power Co., Inc., 6.125% .................. United States 200,000 10,328,000
NextEra Energy, Inc., 5.279% ............................ United States 1,200,000 65,364,000
Southern Co. (The), 6.75%, 2019 ......................... United States 1,150,000 58,868,500
169,371,500
Health Care Equipment & Supplies 1.9%
Boston Scientific Corp., 5.5%, A .......................... United States 250,000 29,260,000
Danaher Corp., 5%, B .................................. United States 30,000 49,822,500
79,082,500
Health Care Technology 0.4%
Change Healthcare, Inc., 6% ............................. United States 250,000 17,865,000
Machinery 0.3%
e
RBC Bearings, Inc., 5%, A ............................... United States 125,000 14,948,750
e

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Multi-Utilities 1.3%
Dominion Energy, Inc., 7.25%, A .......................... United States 150,000 $ 15,025,500
DTE Energy Co., 6.25% ................................ United States 750,000 37,860,000
52,885,500
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc., 8%, A .................................. United States 32,000 53,674,880
Total Convertible Preferred Stocks (Cost $318,543,951) ..........................
407,836,130
Principal
Amount
*
Corporate Bonds 22.4%
Automobiles 0.3%
General Motors Co. , Senior Note , 5.4% , 10/02/23 .............
United States 10,000,000 10,825,117
Banks 1.7%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/20/27, FRN thereafter, 12/20/28 ... United States 15,000,000 16,048,289
Senior Note, 3.55% to 3/05/23, FRN thereafter, 3/05/24 ....... United States 7,500,000 7,781,840
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 11,022,653
Barclays plc , Senior Bond , 3.65% , 3/16/25 ..................
United Kingdom 15,000,000 16,000,590
Citigroup, Inc. , Sub. Bond , 4.125% , 7/25/28 ..................
United States 20,000,000 22,251,499
73,104,871
Biotechnology 0.9%
AbbVie, Inc. , Senior Note , 3.25% , 10/01/22 ..................
United States 5,000,000 5,088,068
Biogen, Inc. , Senior Note , 3.625% , 9/15/22 ..................
United States 10,000,000 10,276,883
d
Grifols Escrow Issuer SA , Senior Note , 144A, 4.75% , 10/15/28 ... Spain 20,000,000 20,325,000
35,689,951
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.5% , 11/16/26 ..
United States 15,000,000 16,078,264
Morgan Stanley ,
Senior Bond, 3.75%, 2/25/23 ........................... United States 10,000,000 10,409,000
Sub. Bond, 4.35%, 9/08/26 ............................ United States 15,000,000 16,673,369
43,160,633
Chemicals 0.5%
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 20,000,000 22,259,394
Communications Equipment 0.5%
d
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 20,000,000 18,597,088
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3.15% , 2/15/24 ................................. Ireland 5,000,000 5,197,655
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ........................... United States 10,000,000 10,910,299
Sub. Bond, 3.75%, 7/28/26 ............................ United States 10,000,000 10,817,858
Ford Motor Credit Co. LLC , Senior Bond , 5.113% , 5/03/29 .......
United States 25,000,000 27,812,500
General Motors Financial Co., Inc. , Senior Note , 3.7% , 5/09/23 ...
United States 5,000,000 5,192,414
59,930,726
Containers & Packaging 0.2%
d
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 10,000,000 9,956,500

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services 0.6%
d
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5.125% , 5/01/27 ................................ United States 15,000,000 $ 15,562,500
Verizon Communications, Inc. , Senior Bond , 2.55% , 3/21/31 .....
United States 10,000,000 10,085,147
25,647,647
Electric Utilities 0.8%
Pacific Gas and Electric Co. , Senior Note , 3.15% , 1/01/26 .......
United States 10,000,000 10,301,038
d
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 20,000,000 21,417,972
31,719,010
Equity Real Estate Investment Trusts (REITs) 0.5%
American Tower Corp. ,
Senior Bond, 3.5%, 1/31/23 ............................ United States 5,000,000 5,178,683
Senior Bond, 3.375%, 10/15/26 ......................... United States 15,000,000 16,035,648
21,214,331
Food Products 0.4%
d
Post Holdings, Inc. , Senior Bond , 144A, 4.5% , 9/15/31 ......... United States 15,000,000 14,718,225
Health Care Equipment & Supplies 0.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 11,104,212
Health Care Providers & Services 3.5%
Anthem, Inc. , Senior Bond , 3.3% , 1/15/23 ...................
United States 5,000,000 5,163,917
d
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 20,000,000 20,605,300
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 15,000,000 14,766,000
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 25,000,000 26,031,250
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 25,000,000 26,406,250
Cigna Corp. ,
Senior Note, 3.75%, 7/15/23 ........................... United States 7,216,000 7,575,667
Senior Note, 3.4%, 3/01/27 ............................ United States 15,000,000 16,144,894
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 15,000,000 16,287,042
Senior Note, 3.7%, 3/09/23 ............................ United States 7,500,000 7,791,795
Tenet Healthcare Corp. , Senior Secured Note , 4.625% , 7/15/24 ...
United States 7,004,000 7,100,305
147,872,420
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp. ,
Senior Bond, 3.9%, 8/08/29 ............................ United States 10,000,000 10,182,607
Senior Note, 3.2%, 8/08/24 ............................ United States 10,000,000 10,226,789
d
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 10,000,000 10,181,250
30,590,646
Household Products 0.4%
d
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 15,500,000 15,391,268
Insurance 0.4%
d
Liberty Mutual Group, Inc. , Senior Note , 144A, 4.95% , 5/01/22 ... United States 7,100,000 7,247,859
Prudential Financial, Inc. , Junior Sub. Bond , 3.7% to 10/01/30, FRN
thereafter , 10/01/50 .................................. United States 10,000,000 10,320,720
17,568,579

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.5%
Fiserv, Inc. , Senior Bond , 4.2% , 10/01/28 ...................
United States 20,000,000 $ 22,658,096
Machinery 0.2%
CNH Industrial NV , Senior Bond , 3.85% , 11/15/27 .............
United Kingdom 7,500,000 8,250,392
Media 0.3%
DISH DBS Corp. , Senior Note , 5.875% , 7/15/22 ..............
United States 12,000,000 12,315,000
Metals & Mining 0.5%
d
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 6,620,000 7,588,175
d
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 15,000,000 15,206,250
22,794,425
Oil, Gas & Consumable Fuels 0.7%
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 16,317,450
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 11,733,800
28,051,250
Paper & Forest Products 0.3%
Suzano Austria GmbH , DM3N , Senior Bond , 3.125% , 1/15/32 ....
Brazil 15,000,000 14,192,025
Pharmaceuticals 3.2%
d
Bausch Health Cos., Inc. ,
Senior Note, 144A, 5%, 1/30/28 ........................ United States 10,000,000 9,250,000
Senior Note, 144A, 5%, 2/15/29 ........................ United States 10,000,000 9,193,350
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 10,000,000 10,173,200
d
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 16,450,818
Bristol-Myers Squibb Co. , Senior Note , 3.4% , 7/26/29 ..........
United States 10,000,000 11,000,002
d
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 15,000,000 14,797,050
d
Jazz Securities DAC , Senior Secured Note , 144A, 4.375% , 1/15/29 United States 25,000,000 25,718,750
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 ....................
United States 19,000,000 21,545,519
d
Organon & Co. / Organon Foreign Debt Co-Issuer BV , Senior
Secured Note , 144A, 4.125% , 4/30/28 .................... United States 15,000,000 15,225,000
133,353,689
Semiconductors & Semiconductor Equipment 0.4%
Microchip Technology, Inc. , Senior Secured Note , 4.333% , 6/01/23
United States 15,000,000 15,764,071
Tobacco 1.1%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ...............
United States 15,000,000 14,248,242
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 15,000,000 15,893,368
Reynolds American, Inc. , Senior Bond , 4.45% , 6/12/25 .........
United Kingdom 15,000,000 16,370,287
46,511,897
Wireless Telecommunication Services 1.1%
Sprint Corp. , Senior Note , 7.625% , 2/15/25 ..................
United States 10,000,000 11,637,500
d
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
9/20/29 ........................................... United States 6,562,500 6,931,641
T-Mobile USA, Inc. , Senior Secured Note , 3.875% , 4/15/30 ......
United States 25,000,000 27,353,267
45,922,408
Total Corporate Bonds (Cost $888,837,753) .....................................
939,163,871

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 4.0%
U.S. Treasury Notes ,
2.875%, 10/31/23 .................................... United States 50,000,000 $ 52,361,328
0.25%, 3/15/24 ..................................... United States 25,000,000 24,785,644
0.375%, 9/15/24 ..................................... United States 40,000,000 39,598,438
0.5%, 3/31/25 ...................................... United States 50,000,000 49,357,422
Total U.S. Government and Agency Securities (Cost $164,457,175) ................
166,102,832
Asset-Backed Securities 0.5%
Airlines 0.5%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 9,033,000 10,124,281
2020-1, B, 4.875%, 7/15/27 ............................ United States 10,776,000 11,404,053
21,528,334
a a a a a a
Total Asset-Backed Securities (Cost $19,809,000) ...............................
21,528,334
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,528,915 1,666,480
Total Mortgage-Backed Securities (Cost $1,619,695) .............................
1,666,480
Total Long Term Investments (Cost $3,410,881,455) .............................
4,071,820,070
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Exchange-Traded
Equity Options
Texas Instruments, Inc., January Strike Price $175.00, Expires
1/21/22 ........................................... 3,000 56,244,000 1,050,000
Total Options Purchased (Cost $3,215,084) .....................................
1,050,000
Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.8%
b,f
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 117,838,554 117,838,554
Total Money Market Funds (Cost $117,838,554) .................................
117,838,554
Total Short Term Investments (Cost $117,838,554 ) ...............................
117,838,554
a
Total Investments (Cost $3,531,935,093) 99.8% ..................................
$4,190,708,624
Options Written (0.2)% .......................................................
(6,546,800)
Other Assets, less Liabilities 0.4% .............................................
14,559,557
Net Assets 100.0% ...........................................................
$4,198,721,381

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
See Abbreviations on page 84 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a
g
Options Written (0.2)%
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., January Strike Price $135.00, Expires 1/21/22 ...... 4,750 54,468,250 $ (156,750)
Air Products and Chemicals, Inc., January Strike Price $320.00,
Expires 1/21/22 ..................................... 500 14,990,500 (225,000)
American Electric Power Co., Inc., January Strike Price $95.00,
Expires 1/21/22 ..................................... 1,250 10,588,750 (26,250)
BP plc, January Strike Price $30.00, Expires 1/21/22 ........... 5,000 14,395,000 (470,000)
Bristol-Myers Squibb Co., January Strike Price $80.00, Expires
1/21/22 ........................................... 6,000 35,040,000 (36,000)
Chevron Corp., January Strike Price $120.00, Expires 1/21/22 .... 1,500 17,173,500 (367,500)
Citigroup, Inc., January Strike Price $82.50, Expires 1/21/22 ..... 3,500 24,206,000 (122,500)
Coca-Cola Co. (The), January Strike Price $65.00, Expires 1/21/22 5,000 28,185,000 (15,000)
CVS Health Corp., January Strike Price $100.00, Expires 1/21/22 . 5,000 44,640,000 (420,000)
Duke Energy Corp., January Strike Price $115.00, Expires 1/21/22 3,000 30,603,000 (60,000)
Home Depot, Inc. (The), January Strike Price $360.00, Expires
1/21/22 ........................................... 750 27,880,500 (1,730,250)
Honeywell International, Inc., January Strike Price $260.00, Expires
1/21/22 ........................................... 2,000 43,724,000 (56,000)
Huntsman Corp., January Strike Price $35.00, Expires 1/21/22 ... 5,000 16,290,000 (375,000)
International Business Machines Corp., January Strike Price
$160.00, Expires 1/21/22 .............................. 1,000 12,510,000 (14,000)
Lockheed Martin Corp., January Strike Price $410.00, Expires
1/21/22 ........................................... 750 24,924,000 (43,500)
Merck & Co., Inc., January Strike Price $85.00, Expires 1/21/22 ... 2,000 17,610,000 (1,074,000)
Morgan Stanley, December Strike Price $115.00, Expires 12/17/21 3,500 35,973,000 (157,500)
Northrop Grumman Corp., January Strike Price $400.00, Expires
1/21/22 ........................................... 429 15,324,738 (85,800)
PepsiCo, Inc., January Strike Price $175.00, Expires 1/21/22 ..... 3,500 56,560,000 (199,500)
Procter & Gamble Co. (The), January Strike Price $160.00, Expires
1/21/22 ........................................... 3,000 42,897,000 (84,000)
Quest Diagnostics, Inc., January Strike Price $170.00, Expires
1/21/22 ........................................... 2,000 29,356,000 (145,000)
Raytheon Technologies Corp., January Strike Price $100.00, Expires
1/21/22 ........................................... 2,500 22,215,000 (100,000)
Southern Co. (The), January Strike Price $70.00, Expires 1/21/22 . 1,750 10,906,000 (26,250)
Target Corp., January Strike Price $300.00, Expires 1/21/22 ..... 1,000 25,962,000 (187,000)
Texas Instruments, Inc., January Strike Price $230.00, Expires
1/21/22 ........................................... 5,000 93,740,000 (125,000)
Travelers Cos., Inc. (The), January Strike Price $170.00, Expires
1/21/22 ........................................... 1,000 16,088,000 (245,000)
(6,546,800)
Total Options Written (Premiums received $9,743,752) ...........................
$ (6,546,800)

Franklin Investors Securities Trust
Statement of Investments
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at year end.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
See Note 1(f) regarding equity-linked securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $843,789,868, representing 20.1% of net assets.
e
Non-income producing.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(e) regarding written options.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $4,014,144,522 $2,315,788,361 $3,303,656,402
Cost - Controlled affiliates (Note 3f) .......................... — — 61,442,012
Cost - Non-controlled affiliates (Note 3f) ...................... 212,858,838 81,521,321 166,836,679
Cost - Unaffiliated repurchase agreements .................... 1,460,269 1,937,539 —
Value - Unaffiliated issuers (Includes securities loaned of $7,152,432,
$9,520,547 and $— respectively) ........................... $5,093,416,753 $3,621,811,585 $3,953,353,937
Value - Controlled affiliates (Note 3f) ......................... — — 66,545,133
Value - Non-controlled affiliates (Note 3f) ...................... 212,858,838 81,521,321 170,809,554
Value - Unaffiliated repurchase agreements .................... 1,460,269 1,937,539 —
Cash .................................................. 582,746 1,527,401 1,732,154
Receivables:
Investment securities sold ................................. — 25,953,300 —
Capital shares sold ...................................... 3,864,689 4,390,950 2,947,313
Dividends and interest ................................... 8,057,500 3,012,129 15,835,163
European Union tax reclaims (Note 1 h ) ....................... — 534,943 817,326
Affiliates .............................................. — — 9,857
Other assets ............................................ — 17,043 14,929
Total assets ........................................ 5,320,240,795 3,740,706,211 4,212,065,366
Liabilities:
Payables:
Investment securities purchased ............................ — 31,927,330 —
Capital shares redeemed ................................. 5,309,997 2,748,299 2,992,750
Management fees ....................................... 1,986,530 1,400,331 1,906,241
Distribution fees ........................................ 507,535 775,764 960,591
Transfer agent fees ...................................... 941,593 669,634 566,362
Options written, at value (premiums received $–, $– and $9,743,752 respectively) ............................................ — — 6,546,800
Payable upon return of securities loaned (Note 1 g ) ................ 7,298,269 9,683,539 —
Accrued expenses and other liabilities ......................... 360,924 245,823 371,241
Total liabilities ....................................... 16,404,848 47,450,720 13,343,985
Net assets, at value ............................... $5,303,835,947 $3,693,255,491 $4,198,721,381
Net assets consist of:
Paid-in capital ........................................... $3,333,224,772 $2,198,278,712 $3,393,703,033
Total distributable earnings (losses) ........................... 1,970,611,175 1,494,976,779 805,018,348
Net assets, at value ............................... $5,303,835,947 $3,693,255,491 $4,198,721,381

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $1,621,832,266 $2,952,461,842 $3,523,378,809
Shares outstanding ...................................... 52,062,811 89,199,036 254,682,674
Net asset value per share
a
................................ $31.15 $33.10 $13.83
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $32.96 $35.03 $14.63
Class C:
Net assets, at value ..................................... $198,611,327 $202,148,037 $259,206,247
Shares outstanding ...................................... 6,505,916 6,156,966 18,941,270
Net asset value and maximum offering price per share
a
........... $30.53 $32.83 $13.68
Class R:
Net assets, at value ..................................... $— $9,426,134 $3,435,217
Shares outstanding ...................................... — 284,639 247,577
Net asset value and maximum offering price per share ........... $— $33.12 $13.88
Class R6:
Net assets, at value ..................................... $127,846,155 $150,328,216 $184,084,083
Shares outstanding ...................................... 4,072,499 4,531,982 13,261,854
Net asset value and maximum offering price per share ........... $31.39 $33.17 $13.88
Advisor Class:
Net assets, at value ..................................... $3,355,546,199 $378,891,262 $228,617,025
Shares outstanding ...................................... 107,693,862 11,427,644 16,480,687
Net asset value and maximum offering price per share ........... $31.16 $33.16 $13.87
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $841,270 and $538,173, respectively)
Unaffiliated issuers ...................................... $47,615,805 $73,229,211 $79,036,254
Controlled affiliates (Note 3f) ............................... — — 943,965
Non-controlled affiliates (Note 3f) ........................... 10,316 2,779 1,057,901
Interest:
Unaffiliated issuers ...................................... 27,615,827 — 45,745,599
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 333,119 17,299 64,100
Non-controlled affiliates (Note 3f) ........................... 1,128 473 759
Other income (Note 1 h ) .................................... — 4,675 253,604
Total investment income ................................. 75,576,195 73,254,437 127,102,182
Expenses:
Management fees (Note 3 a ) ................................. 23,559,906 14,628,142 21,864,559
Distribution fees: (Note 3c )
    Class A .............................................. 3,929,809 6,291,370 8,234,709
    Class C .............................................. 2,362,858 1,990,636 3,278,652
    Class R .............................................. — 40,316 16,302
Transfer agent fees: (Note 3e )
    Class A .............................................. 1,655,064 2,970,580 3,281,661
    Class C .............................................. 246,449 234,115 326,792
    Class R .............................................. — 9,621 3,256
    Class R6 ............................................. 71,933 55,800 61,508
    Advisor Class .......................................... 3,397,024 366,205 198,831
Custodian fees (Note 4 ) .................................... 29,583 20,617 35,641
Reports to shareholders fees ................................ 367,443 257,573 353,619
Registration and filing fees .................................. 142,998 180,148 178,101
Professional fees ......................................... 86,194 74,127 90,832
Trustees' fees and expenses ................................ 45,864 27,086 35,915
Other .................................................. 98,122 74,837 108,975
Total expenses ....................................... 35,993,247 27,221,173 38,069,353
Expense reductions (Note 4 ) ............................. (901) (125) (19,147)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (156,077) (85,703) (421,208)
Net expenses ....................................... 35,836,269 27,135,345 37,628,998
Net investment income .............................. 39,739,926 46,119,092 89,473,184

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,021,610,424 216,840,847 213,189,078
Controlled affiliates (Note 3 f ) ............................. — — 1,596,666
Non-controlled affiliates (Note 3f) .......................... — — 326,243
Written options ......................................... — — 21,532
Foreign currency transactions .............................. — (34,753) (56,854)
Capital gain distributions from management investment companies:
Controlled affiliates (Note 3 f ) ............................. — — 1,805,826
Net realized gain (loss) ................................ 1,021,610,424 216,806,094 216,882,491
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 174,443,700 756,337,182 473,175,015
Controlled affiliates (Note 3 f ) ............................. — — 8,251,578
Non-controlled affiliates (Note 3f) .......................... — — 10,004,976
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 7,647 3,594
Written options ......................................... — — 3,234,823
Net change in unrealized appreciation (depreciation) .......... 174,443,700 756,344,829 494,669,986
Net realized and unrealized gain (loss) .......................... 1,196,054,124 973,150,923 711,552,477
Net increase (decrease) in net assets resulting from operations ........ $1,235,794,050 $1,019,270,015 $801,025,661

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
Franklin Convertible Securities Fund Franklin Equity Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $39,739,926 $42,939,240 $46,119,092 $47,722,036
Net realized gain (loss) ............ 1,021,610,424 564,693,488 216,806,094 35,390,855
Net change in unrealized appreciation
(depreciation) ................. 174,443,700 507,214,078 756,344,829 (149,216,848)
Net increase (decrease) in net
assets resulting from operations . 1,235,794,050 1,114,846,806 1,019,270,015 (66,103,957)
Distributions to shareholders:
Class A ........................ (161,091,091) (100,126,924) (68,232,913) (108,336,733)
Class C ........................ (25,406,482) (19,635,749) (3,991,992) (9,211,870)
Class R ........................ — — (198,008) (349,918)
Class R6 ....................... (13,893,644) (8,435,869) (3,826,554) (5,610,985)
Advisor Class ................... (331,976,078) (205,378,395) (8,906,515) (10,606,257)
Total distributions to shareholders ..... (532,367,295) (333,576,937) (85,155,982) (134,115,763)
Capital share transactions: (Note 2 )
Class A ........................ 20,650,058 (32,527,936) 254,492,254 97,596,429
Class C ........................ (67,123,083) (71,327,737) (19,532,223) (30,492,088)
Class R ........................ — — 1,271,821 (937,037)
Class R6 ....................... (3,600,846) 42,503,124 14,905,089 9,077,163
Advisor Class ................... 144,200,012 (70,863,853) 69,590,927 59,317,042
Total capital share transactions ....... 94,126,141 (132,216,402) 320,727,868 134,561,509
Net increase (decrease) in net
assets ..................... 797,552,896 649,053,467 1,254,841,901 (65,658,211)
Net assets:
Beginning of year .................. 4,506,283,051 3,857,229,584 2,438,413,590 2,504,071,801
End of year ...................... $5,303,835,947 $4,506,283,051 $3,693,255,491 $2,438,413,590

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Franklin Managed Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $89,473,184 $91,288,516
Net realized gain (loss) ................................................. 216,882,491 74,815,248
Net change in unrealized appreciation (depreciation) ........................... 494,669,986 (218,412,724)
Net increase (decrease) in net assets resulting from operations ................ 801,025,661 (52,308,960)
Distributions to shareholders:
Class A ............................................................. (138,637,968) (224,726,464)
Class C ............................................................. (11,772,741) (31,740,281)
Class R ............................................................. (130,672) (279,688)
Class R6 ............................................................ (7,932,996) (12,745,644)
Advisor Class ........................................................ (8,842,810) (14,013,214)
Total distributions to shareholders .......................................... (167,317,187) (283,505,291)
Capital share transactions: (Note 2 )
Class A ............................................................. 145,799,247 158,395,068
Class C ............................................................. (139,846,669) (109,248,688)
Class R ............................................................. (191,205) (658,458)
Class R6 ............................................................ 674,475 10,102,120
Advisor Class ........................................................ 31,063,232 1,247,711
Total capital share transactions ............................................ 37,499,080 59,837,753
Net increase (decrease) in net assets ................................... 671,207,554 (275,976,498)
Net assets:
Beginning of year ....................................................... 3,527,513,827 3,803,490,325
End of year ........................................................... $4,198,721,381 $3,527,513,827

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, three of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees. Franklin Convertible
Securities Fund closed to new investors with limited
exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on October 29, 2021.
d. Securities Purchased on a Delayed Delivery Basis
Certain or all Funds purchase securities on a delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Funds will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure
to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or
units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
f. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
h. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings,
the likelihood of receipt of these EU reclaims, and the
potential timing of payment, no amounts are reflected in
the financial statements. For U.S. income tax purposes, EU
reclaims received by the Funds, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions
or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed
foreign withholding taxes paid by the Funds, and the Funds
previously passed through to its shareholders foreign taxes
incurred by the Funds to be used as a credit or deduction
on a shareholder’s income tax return, the Funds will enter
into a closing agreement with the Internal Revenue Service
(IRS) in order to pay the associated tax liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and capital gain distributions by Underlying Funds
are recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2021
Shares sold
a
................................... 4,937,574 $146,094,915 17,470,808 $517,469,631
Shares issued in reinvestment of distributions .......... 5,440,750 151,879,128 2,317,289 66,673,240
Shares redeemed ............................... (9,438,787) (277,323,985) (11,251,315) (329,650,617)
Net increase (decrease) .......................... 939,537 $20,650,058 8,536,782 $254,492,254
Year ended October 31, 2020
Shares sold
a
................................... 5,850,734 $139,679,271 15,203,458 $367,436,854
Shares issued in reinvestment of distributions .......... 4,470,194 95,912,693 4,273,011 105,999,994
Shares redeemed ............................... (12,063,859) (268,119,900) (15,752,185) (375,840,419)
Net increase (decrease) .......................... (1,742,931) $(32,527,936) 3,724,284 $97,596,429
Class C
Class C Shares:
Year ended October 31, 2021
Shares sold ................................... 328,928 $9,438,196 2,157,227 $62,281,514
Shares issued in reinvestment of distributions .......... 888,774 24,309,964 140,464 3,953,128
Shares redeemed
a
.............................. (3,463,483) (100,871,243) (2,869,291) (85,766,865)
Net increase (decrease) .......................... (2,245,781) $(67,123,083) (571,600) $(19,532,223)
Year ended October 31, 2020
Shares sold ................................... 619,567 $14,330,154 1,933,557 $47,371,567
Shares issued in reinvestment of distributions .......... 809,713 17,051,309 357,077 8,915,280
Shares redeemed
a
.............................. (4,440,559) (102,709,200) (3,588,237) (86,778,935)
Net increase (decrease) .......................... (3,011,279) $(71,327,737) (1,297,603) $(30,492,088)
Class R
Class R Shares:
Year ended October 31, 2021
Shares sold ................................... — $— 78,749 $2,268,727
Shares issued in reinvestment of distributions .......... — — 6,867 197,538
Shares redeemed ............................... — — (40,053) (1,194,444)
Net increase (decrease) .......................... — $— 45,563 $1,271,821
Year ended October 31, 2020
Shares sold ................................... — $— 31,941 $797,707
Shares issued in reinvestment of distributions .......... — — 13,393 334,537
Shares redeemed ............................... — — (83,928) (2,069,281)
Net increase (decrease) .......................... — $— (38,594) $(937,037)
Class R6

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2021
Shares sold ................................... 1,039,252 $30,519,920 1,486,382 $43,776,796
Shares issued in reinvestment of distributions .......... 487,561 13,723,917 107,946 3,121,649
Shares redeemed ............................... (1,617,933) (47,844,683) (1,082,454) (31,993,356)
Net increase (decrease) .......................... (91,120) $(3,600,846) 511,874 $14,905,089
Year ended October 31, 2020
Shares sold ................................... 3,267,482 $75,404,210 1,357,448 $33,390,556
Shares issued in reinvestment of distributions .......... 388,985 8,411,655 180,063 4,449,934
Shares redeemed ............................... (1,817,799) (41,312,741) (1,184,933) (28,763,327)
Net increase (decrease) .......................... 1,838,668 $42,503,124 352,578 $9,077,163
Advisor Class
Advisor Class Shares:
Year ended October 31, 2021
Shares sold ................................... 21,725,688 $638,671,312 4,426,078 $129,619,095
Shares issued in reinvestment of distributions .......... 10,035,293 280,485,747 293,186 8,501,090
Shares redeemed ............................... (26,365,874) (774,957,047) (2,332,918) (68,529,258)
Net increase (decrease) .......................... 5,395,107 $144,200,012 2,386,346 $69,590,927
Year ended October 31, 2020
Shares sold ................................... 29,352,686 $687,281,747 4,631,310 $110,786,281
Shares issued in reinvestment of distributions .......... 8,255,321 177,255,222 398,372 9,845,978
Shares redeemed ............................... (42,789,544) (935,400,822) (2,600,761) (61,315,217)
Net increase (decrease) .......................... (5,181,537) $(70,863,853) 2,428,921 $59,317,042
Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2021
Shares sold
a
................................... 35,821,926 $476,776,038
Shares issued in reinvestment of distributions .......... 10,212,982 134,727,740
Shares redeemed ............................... (35,280,175) (465,704,531)
Net increase (decrease) .......................... 10,754,733 $145,799,247
Year ended October 31, 2020
Shares sold
a
................................... 46,128,007 $550,402,800
Shares issued in reinvestment of distributions .......... 17,971,520 219,203,827
Shares redeemed ............................... (51,901,964) (611,211,559)
Net increase (decrease) .......................... 12,197,563 $158,395,068
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Managed Income Fund
Shares Amount
Class C Shares:
Year ended October 31, 2021
Shares sold ................................... 2,687,404 $35,260,905
Shares issued in reinvestment of distributions .......... 894,302 11,600,013
Shares redeemed
a
.............................. (14,068,653) (186,707,587)
Net increase (decrease) .......................... (10,486,947) $(139,846,669)
Year ended October 31, 2020
Shares sold ................................... 5,329,297 $62,900,103
Shares issued in reinvestment of distributions .......... 2,513,851 30,475,395
Shares redeemed
a
.............................. (17,214,160) (202,624,186)
Net increase (decrease) .......................... (9,371,012) $(109,248,688)
Class R
Class R Shares:
Year ended October 31, 2021
Shares sold ................................... 47,054 $621,063
Shares issued in reinvestment of distributions .......... 9,862 130,274
Shares redeemed ............................... (72,336) (942,542)
Net increase (decrease) .......................... (15,420) $(191,205)
Year ended October 31, 2020
Shares sold ................................... 39,218 $475,079
Shares issued in reinvestment of distributions .......... 22,757 278,538
Shares redeemed ............................... (116,833) (1,412,075)
Net increase (decrease) .......................... (54,858) $(658,458)
Class R6
Class R6 Shares:
Year ended October 31, 2021
Shares sold ................................... 2,366,403 $31,537,937
Shares issued in reinvestment of distributions .......... 597,411 7,908,728
Shares redeemed ............................... (2,925,070) (38,772,190)
Net increase (decrease) .......................... 38,744 $674,475
Year ended October 31, 2020
Shares sold ................................... 3,106,638 $37,375,347
Shares issued in reinvestment of distributions .......... 1,041,392 12,723,008
Shares redeemed ............................... (3,371,512) (39,996,235)
Net increase (decrease) .......................... 776,518 $10,102,120
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Managed Income Fund pays an investment management fee to Advisers based on the average daily net assets of the
Fund as follows:
Franklin Managed Income Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2021
Shares sold ................................... 5,010,677 $66,860,591
Shares issued in reinvestment of distributions .......... 586,276 7,766,957
Shares redeemed ............................... (3,317,057) (43,564,316)
Net increase (decrease) .......................... 2,279,896 $31,063,232
Year ended October 31, 2020
Shares sold ................................... 5,713,128 $68,045,247
Shares issued in reinvestment of distributions .......... 996,705 12,186,523
Shares redeemed ............................... (6,600,817) (78,984,059)
Net increase (decrease) .......................... 109,016 $1,247,711
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended October 31, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.456% 0.462% 0.546%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $35,090 $551,403 $552,960
CDSC retained ........................... $4,338 $26,278 $32,859
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $1,537,636 $1,379,291 $1,607,966
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $211,356,904 $1,032,198,530 $(1,036,534,596) $— $— $207,020,838 207,020,838 $10,316
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 6,200,000 158,751,000 (159,113,000) — — 5,838,000 5,838,000 1,128
Total Affiliated Securities ... $217,556,904 $1,190,949,530 $(1,195,647,596) $— $— $212,858,838 $11,444
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $13,813,242 $598,752,853 $(538,790,774) $— $— $73,775,321 73,775,321 $2,779
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 14,180,000 111,158,000 (117,592,000) — — 7,746,000 7,746,000 473
Total Affiliated Securities ... $27,993,242 $709,910,853 $(656,382,774) $— $— $81,521,321 $3,252
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Systematic Style
Premia ETF ............. $25,719,105 $— $— $ — $ (1,370,990) $ 24,348,115 1,175,000 $ 2,086,048
a
Franklin Liberty U.S. Low
Volatility ETF ............. 37,699,500 — (6,721,716) 1,596,666 9,622,568 42,197,018 860,000 663,743
Total Controlled Affiliates ... $63,418,605 $— $(6,721,716) $ 1,596,666 $ 8,251,578 $66,545,133 $ 2,749,791
Non-Controlled Affiliates
Dividends
Franklin FTSE Japan ETF .... $— $21,166,249 $— $— $(145,249) $21,021,000 700,000 $—
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund does not exceed 0.68% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the
Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2022.
h. Interfund Transactions
The Franklin Managed Income Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended
October 31, 2021, these purchases and sales transactions aggregated $0 and $30,267,000, respectively.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2021, the custodian fees were reduced as noted in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Managed Income Fund (continued)
Franklin FTSE United Kingdom
ETF ................... 27,669,150 — (6,195,618) 326,243 10,150,225 31,950,000 1,250,000 1,051,847
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 28,554,890 1,308,802,550 (1,219,518,886) — — 117,838,554 117,838,554 6,054
Total Non-Controlled Affiliates $56,224,040 $1,329,968,799 $(1,225,714,504) $ 326,243 $ 10,004,976 $170,809,554 $ 1,057,901
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $2,956,000 $106,716,000 $(109,672,000) — — $— — $759
Total Affiliated Securities ... $122,598,645 $1,436,684,799 $(1,342,108,220) $1,922,909 $18,256,554 $237,354,687 $3,808,451
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
5. Income Taxes
The tax character of distributions paid during the years ended October 31, 2021 and 2020, was as follows:
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, EU Reclaims, bond discounts and premiums, equity-linked securities and wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net realized capital gains.
Franklin Convertible Securities Fund Franklin Equity Income Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $98,961,812 $144,316,737 $63,040,031 $61,251,863
Long term capital gain .................... 433,405,483 189,260,200 22,115,951 72,863,900
$532,367,295 $333,576,937 $85,155,982 $134,115,763
Franklin Managed Income Fund
2021 2020
Distributions paid from:
Ordinary income ........................ $141,543,233 $158,461,426
Long term capital gain .................... 25,773,954 125,043,865
$167,317,187 $283,505,291
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $4,222,149,201 $2,400,033,061 $3,528,386,578
Unrealized appreciation ..................... $1,169,746,642 $1,328,478,935 $690,650,239
Unrealized depreciation ..................... (84,159,983) (23,241,551) (34,874,993)
Net unrealized appreciation (depreciation) ....... $1,085,586,659 $1,305,237,384 $655,775,246
Distributable earnings:
Undistributed ordinary income ................ $48,300,624 $10,090,479 $19,921,228
Undistributed long term capital gains ........... 836,723,902 179,075,402 128,431,515
Total distributable earnings .................. $885,024,526 $189,165,881 $148,352,743

Franklin Investors Securities Trust
Notes to Financial Statements

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6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2021, were as follows:
At October 31, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At October 31, 2021, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 83.2% and 22.2%,
respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
9. Other Derivative Information
At October 31, 2021, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $1,622,586,476 $1,039,208,198 $1,536,143,056
Sales .................................. $2,003,404,657 $788,317,390 $1,574,251,424
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
........................ $7,298,269 $9,683,539 $—
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Equity contracts ...........
Investments in securities, at value $ 1,050,000
a
Options written, at value $ 6,546,800
Total .................... $1,050,000 $6,546,800

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended October 31, 2021, the average month end notional amount of options contracts represented 3,937,046 shares.
See Note 1(e) regarding derivative financial instruments.
10. Credit Facility
The Funds together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
a
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity Contracts ..............
Investments $(11,942,922)
a
Investments $(2,165,084)
a
Written options 21,532 Written options 3,234,823
Total ....................... $(11,921,390) $1,069,739
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation)  on investments in the
Statements of Operations.
9. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ 127,897,613 $ — $ — $ 127,897,613
Convertible Preferred Stocks :
Auto Components ...................... 102,396,000 — — 102,396,000
Capital Markets ........................ 136,054,400 — — 136,054,400
Electric Utilities ........................ 189,569,700 — — 189,569,700
Food Products ........................ 80,085,600 — — 80,085,600
Health Care Equipment & Supplies ......... 109,237,534 — — 109,237,534
Health Care Technology ................. 21,438,000 — — 21,438,000
Life Sciences Tools & Services ............ 101,499,600 — — 101,499,600
Machinery ............................ 29,897,500 — — 29,897,500
Multi-Utilities .......................... 88,637,500 — — 88,637,500
Semiconductors & Semiconductor Equipment . 119,258,874 — — 119,258,874
Water Utilities ......................... 44,475,200 — — 44,475,200
Wireless Telecommunication Services ....... — 50,352,344 — 50,352,344
Convertible Bonds ....................... — 3,892,616,888 — 3,892,616,888
Short Term Investments ................... 212,858,838 1,460,269 — 214,319,107
Total Investments in Securities ........... $1,363,306,359 $3,944,429,501 $— $5,307,735,860
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 127,528,750 — — 127,528,750
Air Freight & Logistics ................... 102,145,395 — — 102,145,395
Banks ............................... 382,881,200 — — 382,881,200
Beverages ........................... 131,889,500 — — 131,889,500
Capital Markets ........................ 330,876,778 — — 330,876,778
Chemicals ........................... 104,379,935 25,548,440 — 129,928,375
Commercial Services & Supplies ........... 62,858,200 — — 62,858,200
Communications Equipment .............. 20,988,750 — — 20,988,750
Diversified Telecommunication Services ..... 14,540,157 — — 14,540,157
Electric Utilities ........................ 212,150,427 — — 212,150,427
Electrical Equipment .................... 81,826,890 — — 81,826,890
Equity Real Estate Investment Trusts (REITs) . 49,406,320 — — 49,406,320
Food & Staples Retailing ................. 44,900,710 — — 44,900,710
Food Products ........................ 21,866,400 — — 21,866,400
Health Care Equipment & Supplies ......... 96,786,950 — — 96,786,950
Health Care Providers & Services .......... 100,735,115 — — 100,735,115
Hotels, Restaurants & Leisure ............. 56,476,500 — — 56,476,500
Household Products .................... 91,513,600 — — 91,513,600
Insurance ............................ 22,048,605 — — 22,048,605
IT Services ........................... 40,001,875 — — 40,001,875
Life Sciences Tools & Services ............ 35,135,385 — — 35,135,385
Machinery ............................ 61,747,081 — — 61,747,081
Media ............................... 57,858,750 — — 57,858,750
Multiline Retail ........................ 96,059,400 — — 96,059,400
Oil, Gas & Consumable Fuels ............. 204,558,085 — — 204,558,085
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 157,490,150 $ — $ — $ 157,490,150
Road & Rail .......................... 36,679,896 — — 36,679,896
Semiconductors & Semiconductor Equipment . 66,810,485 — — 66,810,485
Software ............................. 84,311,610 — — 84,311,610
Specialty Retail ........................ 95,129,400 — — 95,129,400
Technology Hardware, Storage & Peripherals . 14,530,600 — — 14,530,600
Equity-Linked Securities ................... — 340,576,577 — 340,576,577
Convertible Preferred Stocks ............... 249,573,669 — — 249,573,669
Short Term Investments ................... 81,521,321 1,937,539 — 83,458,860
Total Investments in Securities ........... $3,337,207,889 $368,062,556
a
$— $3,705,270,445
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 93,564,738 — — 93,564,738
Air Freight & Logistics ................... 37,357,250 — — 37,357,250
Banks ............................... 253,847,847 — — 253,847,847
Beverages ........................... 100,810,450 — — 100,810,450
Biotechnology ......................... 54,468,250 — — 54,468,250
Capital Markets ........................ 35,973,000 — — 35,973,000
Chemicals ........................... 77,551,500 — — 77,551,500
Communications Equipment .............. 58,171,804 — — 58,171,804
Diversified Telecommunication Services ..... 93,831,787 22,314,656 — 116,146,443
Electric Utilities ........................ 98,864,250 — — 98,864,250
Health Care Providers & Services .......... 90,459,600 — — 90,459,600
Household Products .................... 85,794,000 — — 85,794,000
Industrial Conglomerates ................ 65,586,000 — — 65,586,000
Insurance ............................ 16,088,000 — — 16,088,000
IT Services ........................... 37,095,831 — — 37,095,831
Media ............................... 31,782,197 — — 31,782,197
Multiline Retail ........................ 25,962,000 — — 25,962,000
Multi-Utilities .......................... 98,924,000 — — 98,924,000
Oil, Gas & Consumable Fuels ............. 118,194,500 — — 118,194,500
Pharmaceuticals ....................... 241,390,068 — — 241,390,068
Road & Rail .......................... 49,487,000 — — 49,487,000
Semiconductors & Semiconductor Equipment . 96,994,840 — — 96,994,840
Specialty Retail ........................ 55,761,000 — — 55,761,000
Management Investment Companies ......... 119,516,133 — — 119,516,133
Equity-Linked Securities ................... — 475,731,722 — 475,731,722
Convertible Preferred Stocks ............... 407,836,130 — — 407,836,130
Corporate Bonds ........................ — 939,163,871 — 939,163,871
U.S. Government and Agency Securities ....... — 166,102,832 — 166,102,832
Asset-Backed Securities .................. — 21,528,334 — 21,528,334
Mortgage-Backed Securities ................ — 1,666,480 — 1,666,480
Options purchased ....................... 1,050,000 — — 1,050,000
Short Term Investments ................... 117,838,554 — — 117,838,554
Total Investments in Securities ........... $2,564,200,729 $1,626,507,895
b
$— $4,190,708,624
Liabilities:
Other Financial Instruments:
Options written .......................... $ 6,546,800 $ — $ — $ 6,546,800
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
a
Includes foreign securities valued at $25,548,440, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $22,314,656, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Convertible Securities Fund,
Franklin Equity Income Fund, and Franklin Managed Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Convertible Securities Fund, Franklin Equity Income Fund, and Franklin Managed Income Fund (three of the funds constituting
Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the five years in the period ended October 31,
2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 17, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
a
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin Managed
Income Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $536,943,582 $35,913,533 $38,163,808
Income Eligible for Dividends Received Deduction
(DRD) §854(b)(1)(A) $20,104,066 $66,486,735 $48,309,159
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $23,008,466 $73,539,884 $64,353,459
Qualified Net Interest Income (QII) §871(k)(1)(C) $10,887,416 $— $—
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $51,341,778 $— $12,081,423
Interest Earned from Federal Obligations Note (1) $— $— $2,387,033

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 123 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 124 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
124 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 124 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 124 Graham Holdings Company
(education and media organization)
(2011-May 2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 135 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1987
and Vice President
since 1986
124 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Manager, Fund Administration & Reporting (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program –
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST1 A 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Investors
Securities Trust
October 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Adjustable U.S. Government Securi-
ties Fund
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Total Return Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended October 31, 2021, the
U.S. economy continued to recover from the COVID-19
pandemic, benefiting equities. Growth accelerated in 2021’s
first half as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation increased in
April and rose further during the remainder of the reporting period due to increased demand for goods amid supply-
chain bottlenecks. During the summer, investors became
concerned the swiftly spreading Delta variant of COVID-19
could hinder the economic recovery, and growth slowed in
2021’s third quarter.
During the reporting period, the U.S. Federal Reserve, in
its efforts to support U.S. economic activity, held the federal funds rate unchanged at 0.25%, and it continued broad
quantitative easing measures to bolster credit markets. The
Federal Reserve also adjusted its economic growth and
inflation projections higher and expected to begin decreasing its asset purchases later this year, while delaying any
interest rate increases until reaching its goal of maximum
U.S. employment.
In this environment, the prices of U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), rose
40.84%, (the index increasing from 3,269.96 to 4,605.38).
1 ,2
Reflecting the rise in interest rates, investment-grade bonds, as measured by the Bloomberg U.S. Aggregate Bond
Index (Bloomberg Index), posted a -0.48% total return (an
index decrease from 2,365.52 to 2,354.21), which includes
reinvestment of income and distributions.
3
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s annual report, covering
Franklin Adjustable U.S. Government Securities Fund,
Franklin Floating Rate Daily Access Fund, Franklin Low
Duration Total Return Fund and Franklin Total Return Fund,
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Copyright © 2021, S&P Dow Jones Indices LLC. All rights reserved.
2. Source: Morningstar. The changes in index prices shown for the S&P 500 do not include reinvestments of income and distributions, which are included in its total return, which was: S&P 500 +42.91% (index total return resulting in an increase from 6,734.84 to 9,625.02).
3. Sources: Morningstar and Bloomberg indexes. For the Bloomberg Index, only total return as shown is available, not price change without the inclusion of reinvested income and distributions.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Economic and Market Overview 3
Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund 10
Franklin Low Duration Total Return Fund 17
Franklin Total Return Fund 23
Financial Highlights and Statements of Investments 29
Financial Statements 113
Notes to Financial Statements 120
Report of Independent Registered
Public Accounting Firm 157
Tax Information 158
Board Members and Officers 159
Shareholder Information 164
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Annual Report
ANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -0.48% total return for the
12 months ended October 31, 2021.
1
As the U.S. economy
continued to recover from the COVID-19 pandemic, investor
appetite for risk increased and inflation concerns rose.
Consequently, lower-rated bonds posted significantly greater returns than higher-rated bonds, while shorter-term bonds
generally outperformed longer-term bonds, which tend to be
more sensitive to inflation. The inflation rate was elevated during the 12-month period amid increased demand and
supply-chain bottlenecks.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury and mortgage bond purchasing. In its
September 2021 meeting statement, the Fed indicated that
it soon plans to reduce its purchases of U.S. Treasury and
mortgage-backed securities. The Fed also noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed would consider raising
the range for the federal funds target rate.
U.S. Treasury bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -2.45% total return for the
12-month period.
1
The 10-year U.S. Treasury yield (which
moves inversely to price) was relatively low as the period
began. However, yields rose thereafter amid many investors’
increasing inflation expectations. Mortgage-backed securities
(MBS), as measured by the Bloomberg MBS Index, posted
a -0.58% total return for the period, despite ongoing Fed
support.
1
Fed action was a catalyst for the recovery in the corporate
bond market, which advanced overall but varied significantly based on credit rating. The strengthening economy and
prospect of a return to normal conditions tempered concerns
about credit quality, which benefited lower-rated bonds. In
this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index,
posted a +10.53% total return, outpacing investment-grade
corporate bonds, as represented by the Bloomberg U.S.
Corporate Bond Index, which nevertheless posted a +2.18%
total return.
1
The foregoing information reflects our analysis and opinions as of October 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

4
franklintempleton.com
Annual Report
Franklin Adjustable U.S. Government Securities Fund
This annual report for Franklin Adjustable U.S. Government
Securities Fund covers the fiscal year ended October 31,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income,
while providing lower volatility of principal than a fund that invests in fixed-rate securities by investing at least 80% of its net assets in adjustable-rate U.S. government mortgage
securities, which are issued or guaranteed by the U.S.
government, its agencies or instrumentalities.
1
The Fund’s
investments may include securities issued by Ginnie Mae
(GNMA) and government-sponsored entities, such as Fannie
Mae (FNMA) and Freddie Mac (FHLMC).
2
Performance Overview
The Fund’s Class A shares posted a +0.20% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg U.S. Government
Index: 1-2 Year Component posted a -0.03% cumulative total
return.
3
The index measures public obligations of the U.S.
Treasury with one to two years to final maturity and publicly issued debt of U.S. government agencies, quasi-federal
corporations, and corporate or foreign debt guaranteed by
the U.S. government. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a conservative investment strategy as we strive
to produce solid performance in a variety of interest rate
climates. We choose securities using a value-oriented
approach, emphasizing the bonds’ economic fundamentals
in relation to comparable securities as well as their historical prepayment performance.
Manager’s Discussion
The Fund employed a conservative strategy that invested
primarily in adjustable-rate mortgage securities (ARMs)
that are either explicitly or implicitly backed by the U.S.
government.
1
During the period, the Fund invested
predominantly in securities issued or guaranteed by FNMA
and FHLMC. The Fund took a collateral-intensive research
approach to analyze the prepayment behavior of individual
ARMs to identify those with the most attractive prepayment
profiles and focused on seasoned ARMs. Such securities
have typically been through several interest-rate cycles and therefore tend to be less sensitive to changes in interest
rates, compared to newer issued counterparts. We have
found such securities historically to have experienced lower volatility than comparable maturity Treasuries and have
provided more consistent income.
During the period, the fund remained invested in seasoned,
shorter-maturity, high-quality ARMs that tend to be
less sensitive to interest-rate changes, which benefited
performance. We also deployed capital into the agency
collateralized mortgage obligation (CMO) floating-rate
securities backed by seasoned ARM collateral and 15-year
fixed-rate mortgage-backed security (MBS) markets as we
found them to offer attractive yield relative to the agency
hybrid ARM markets. We continued to focus on diverse,
seasoned, post-reset Fannie Mae (FNMA) and Freddie Mac
(FHLMC) ARMs with average coupons of 2.0% to 3.0%
with collateral pools containing larger loan counts as well
as sequential CMO floaters backed by seasoned hybrid
ARM collateral. Secondary activity remained muted in the
post reset hybrid ARM sector with CMO desks being better
buyers of the underlying collateral.
Portfolio Composition
10/31/21
% of Total Net
Assets
Mortgage-Backed Securities 80.2%
Commercial Mortgage-Backed Securities 17.1%
Short-Term Investments & Other Net Assets 2.7%
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
34
.

Franklin Adjustable U.S. Government Securities Fund
5
franklintempleton.com
Annual Report
Underlying coupons continued to reset lower with the London
Interbank Offered Rate (LIBOR)
4
marginally declining over
the period. Prepayment risk remained elevated for fixed-rate and ARM markets, creating caution in the ARM sector and
leading to downward pressure on dollar prices. We expect
prepayment levels will remain in their current range despite a marginal uptick in mortgage rates. We remain cautious on
high premium priced post reset ARMs with securities trading
at significant premiums and higher prepayments remaining
elevated. Our preference remains towards bonds linked to
the LIBOR index which would have slower speeds relative
to those that are indexed off the One-Year Constant Maturity
Treasury. LIBOR transition has been a topic of discussion
for investors and remains on track as expected. We feel
the market will adjust to the Secured Overnight Financing
Rate with minimal disruption. Given the high probability
of elevated speeds for the foreseeable future in a market
where the premiums are quite significant, we have retained a slightly higher cash allocation.
Thank you for your continued participation in Franklin
Adjustable U.S. Government Securities Fund. We look
forward to serving your future investment needs.
Paul Varunok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of October 31, 2021
Franklin Adjustable U.S. Government Securities Fund
6
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +0.20% -2.01%
5-Year +4.12% +0.36%
10-Year +5.83% +0.34%
Advisor
1-Year +0.33% +0.33%
5-Year +5.30% +1.04%
10-Year +8.38% +0.81%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 0.74% 0.33% 0.25%
Advisor 1.00% 0.59% 0.51%
See page 8 for Performance Summary footnotes.

Franklin Adjustable U.S. Government Securities Fund
Performance Summary
7
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Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Adjustable U.S. Government Securities Fund
Performance Summary
8
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in a Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg U.S. Government Index: 1-2 Year Component includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government) with at least one year up to, but not including, two years to final maturity.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
A $0.076341
A1 $0.088205
C $0.044730
R6 $0.104746
Advisor $0.096108
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.98% 0.99%
Advisor 0.73% 0.74%

Your Fund’s Expenses
Franklin Adjustable U.S. Government Securities Fund
9
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustr ation ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $997.70 $4.48 $1,020.72 $4.53 0.89%
A1 $1,000 $997.20 $3.73 $1,021.47 $3.78 0.74%
C $1,000 $994.50 $6.54 $1,018.65 $6.62 1.30%
R6 $1,000 $998.30 $2.65 $1,022.55 $2.68 0.53%
Advisor $1,000 $997.70 $3.22 $1,021.98 $3.26 0.64%

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Annual Report
Franklin Floating Rate Daily Access Fund
This annual report for Franklin Floating Rate Daily Access
Fund covers the fiscal year ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income. A
secondary goal is preservation of capital by investing at least
80% of its net assets in income-producing floating interest-
rate corporate loans and corporate debt securities made
to or issued by U.S. companies, non-U.S. entities and U.S.
subsidiaries of non-U.S. entities.
Performance Overview
The Fund’s Class A shares posted a +11.79% cumulative
total return for the 12 months under review. In comparison,
the Credit Suisse Leveraged Loan Index (CS LLI), which
is designed to mirror the investable universe of the U.S.
dollar-denominated leveraged loan market, posted a +8.53%
cumulative total return.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Corporate Loan Market Overview
Positive developments on the vaccine front and meaningful
fiscal stimulus helped to drive favorable technical conditions in the loan market and strong principal returns. The more
favorable environment supported demand for lower-rated
loans trading at deeper discounts to par, especially those in industries that were expected to benefit from a reopening
economy. Inflows into retail loan investment vehicles
accelerated, and record issuance of collateralized loan
obligation (CLO) vehicles contributed to the rally. New
issuance to finance mergers-and-acquisitions and leveraged
buyouts also significantly increased, but the strength of
demand helped to absorb the net issuance. Although rising
COVID cases at the end of the period renewed concerns
about potential virus-related disruptions and caused
uncertainty regarding the pace of recovery, fundamental
conditions also improved, as the default rate declined
further, and credit rating upgrades continued to outpace
downgrades.
Following consecutive months of outflows, retail loan
investment vehicle flows reversed course in December 2020
as more investors looked to the asset class in response to
rising U.S. Treasury yields and potential inflation. Assets
under management reached a two-year high, helping to
offset prior years of net outflows. Technical conditions in
the loan market remained robust as demand from CLOs
also bolstered support for loan prices. Liability spreads
tightened amid renewed investor interest in floating rate
assets. Issuance of new CLOs reached a record for annual
issuance in 2021, outpacing the rate from the prior years, as managers looked to issue vehicles ahead of the transition
away from the London Interbank Offered Rate (LIBOR)
2
based liabilities.
Positive flows and CLO issuance led to a supply and
demand imbalance at the beginning of 2021, resulting in
arrangers launching more repricing deals to reduce spreads
on existing loans, after those deals were largely absent from the market for most of 2020. Net new issuance eventually
increased significantly, driven by deals to finance mergers
and acquisitions and leveraged buyouts. In 2021, the volume
of acquisition-related deals from private equity sponsors
was the highest since the global financial crisis and included the largest loan deal since 2013. Issuance of B-rated loans
exceeded the pace from prior periods, leading to a further
shift in the ratings mix within the loan market. The primary market also saw an increase in opportunistic deals for
second lien loans or those to finance dividends.
Portfolio Composition
10/31/21
% of Total Net
Assets
Senior Floating Rate Interests 79.9%
Common Stocks 6.2%
Corporate Bonds 5.6%
Management Investment Companies 3.2%
Warrants 1.2%
Other 0.9%
Short-Term Investments & Other Net Assets 3.0%
1. Source: Credit Suisse Group.
2. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
40
.

Franklin Floating Rate Daily Access Fund
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Annual Report
The default rate fell below the historical average by the
end of the period, nearing a record low. Recovery rates
also improved. While renewed virus fears contributed to
continued bifurcation between issuers in industries less
impacted by the COVID-19 crisis and those affected by
continued virus fears, the percentage of loans trading at
distressed levels sharply declined. Companies with access
to the market were able to push out debt maturities. In
response to the improved earnings and outlook, the pace of
credit rating upgrades significantly outpaced downgrades.
Investment Strategy
We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria.
We conduct ongoing credit monitoring of our investments.
To help manage the credit risk associated with investing
in securities rated below investment grade (or if unrated,
of comparable quality), we seek to diversify the Fund by
investing in a large number of loans of companies that we
have identified as having attractive risk/reward profiles,
favorable capital structures, strong asset coverage and
dominant market shares. This diversification potentially
reduces credit risk by spreading assets across many
different industries.
Manager’s Discussion
During the one-year period under review, the Fund
outperformed its benchmark, the CSLLI. Upper tier loans
(BB-rated) in the index returned 4.94%, middle tier (B-rated)
loans returned 8.17%, and lower tier loans (CCC-rated
and below) returned 23.05%, according to the CSLLI.
Over the period, the Fund shifted toward an overweight
position in B-rated loans and underweight in BB-rated
loans, which contributed to relative performance. However,
outperformance versus the benchmark was primarily driven
by a select number of investments that traded higher due to
positive catalysts.
Among the top contributors were issuers that benefited
from a reopening economy and/or recently underwent
restructurings that led to higher expected recoveries.
Quarternorth Energy (a producer of oil and gas formerly
known as Fieldwood Energy) was the top contributor to
performance as higher oil prices were expected to positively impact financial results. In addition to higher oil prices, fees and equity shares received in the course of the company’s
restructuring contributed to a higher ultimate recovery from our investment. Appvion Operations (a manufacturer of
carbonless paper) also contributed to performance as the
company executed asset sales during the period, which paid
down our term loan position at par, while its equity shares
traded higher on expectations for further transactions.
Finally, Alloy FinCo (a manufacturer of components
for the aerospace and industrial markets) contributed
to performance as the company continued to execute
on its turnaround strategy, resulting in higher recovery
expectations for the term loan.
Major detractors from performance included investments that
had declined due to concerns about ultimate recovery values
as they underwent reorganizations or faced operational
challenges. The term loan for FGI Operating (a manufacturer
of firearms and ammunition) was marked lower due to
reduced recovery estimates following the sale of its assets
and updated budget plans. 24 Hour Fitness Worldwide (a
fitness club owner and operator) detracted from performance
as the company continued to be negatively impacted by club
closures after emerging from bankruptcy.
During the period, we continued to invest in a diversified set of middle tier (B-rated) loans, while reducing higher priced, tighter spread upper tier (BB-rated) loans. The Fund shifted its overweight position in upper tier loans to underweight by the end of the period. The largest additions to the portfolio included higher spread loans that launched in the primary
market, including loans in the diversified media, chemicals, and cable/wireless sectors. We increased our weightings in
the information technology and diversified media sectors,
while our weightings in the automotive and broadcasting
industries declined. During the period, we continued to add
secured high-yield bonds, which contributed to increased
potential for income generation and principal appreciation,
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Quarternorth Energy Holding, Inc. 5.0%
Oil, Gas & Consumable Fuels, United States
Franklin Floating Rate Income Fund 2.8%
Capital Markets, United States
Appvion Operations, Inc. 2.3%
Paper & Forest Products, United States
Onsite Rental Group Operations Pty. Ltd. 1.7%
Road & Rail, Australia
Global Tel*Link Corp. 1.5%
Diversified Telecommunication Services,
United States
Ventia Midco Pty. Ltd. 1.5%
Road & Rail, Australia
Asurion LLC 1.4%
Insurance, United States
GNC Holdings, Inc. 1.3%
Food & Staples Retailing, United States
UTEX Industries, Inc. 1.2%
Machinery, United States
Waystar Technologies, Inc. 1.1%
Health Care Providers & Services, United States

Franklin Floating Rate Daily Access Fund
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Annual Report
while we reduced our weighting in CLO tranches. We
maintained the Fund’s investment in the Franklin Floating
Rate Income Fund and added exposure to the Invesco
Senior Loan ETF for continued exposure to credit and
improved settlement liquidity. The Fund had no exposure to
derivatives during the period.
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Justin Ma, CFA
Margaret Chiu, CFA
Judy Sher
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of October 31, 2021
Franklin Floating Rate Daily Access Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +11.79% +9.26%
5-Year +11.01% +1.65%
10-Year +36.15% +2.90%
Advisor
1-Year +12.06% +12.06%
5-Year +12.25% +2.34%
10-Year +39.56% +3.39%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 3.09% 2.72% 2.69%
Advisor 3.42% 3.03% 3.00%
See page 15 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary
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Annual Report
See page 15 for Performance Summary footnotes
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Floating Rate Daily Access Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions.
The Fund should not be considered alternative to money market funds or certificates of deposit (CDs). The floating-rate loans and debt securities in which the
Fund invests tend to be rated below investment grade and may be subject to resale restrictions. Investing in higher-yielding, lower-rated, floating-rate loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on floating-rate loans varies with changes in prevailing interest rates. Therefore, while floating-rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Credit Suisse Group. The CS LLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below invest-
ment grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
A $0.300851
C $0.270149
R6 $0.327748
Advisor $0.319979
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.96% 0.99%
Advisor 0.71% 0.74%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund
16
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,047.90 $5.04 $1,020.29 $4.97 0.98%
C $1,000 $1,045.80 $7.11 $1,018.25 $7.02 1.38%
R6 $1,000 $1,048.20 $3.27 $1,022.02 $3.23 0.63%
Advisor $1,000 $1,049.20 $3.75 $1,021.55 $3.70 0.73%

17
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Annual Report
Franklin Low Duration Total Return Fund
This annual report for Franklin Low Duration Total Return
Fund covers the fiscal year ended October 31, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks a high level of current income as is
consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund
invests primarily in investment-grade debt securities and
investments, including government and corporate debt
securities and mortgage- and asset-backed securities,
targeting an estimated average portfolio duration of three
years or less.
Performance Overview
The Fund’s Class A shares posted a +2.90% cumulative total
return for the 12 months under review. In comparison, the
Fund’s benchmark, the Bloomberg U.S. Government/Credit
Index: 1-3 Year Component, posted a -0.05% cumulative
total return.
1
The index measures the performance of
investment-grade, U.S. dollar-denominated, fixed-rate
Treasuries, government-related and corporate securities with at least one year up to, but not including, three years to final maturity. You can find more of the Fund’s performance data
in the Performance Summary beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities across the entire fixed income
opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and
values between and within markets. Through a low duration
portfolio, we seek to position the Fund to be less affected
by interest-rate changes than a fund with a higher duration.
In addition, we may use derivative transactions, such as
forwards, futures contracts and swap agreements to obtain
net long or short exposures to select currencies, interest
rates, countries, duration or credit risks.
*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
Manager’s Discussion
Performance was mixed over the period, with spread sectors
generally posting positive total returns, while higher quality government and agency sectors lagged. On an excess
returns basis, most fixed income sectors outperformed U.S.
Treasuries with the exception of agency mortgage-backed
securities (MBS).
During the period, overweight allocations to the non-
agency residential mortgage-backed securities (RMBS)
and corporate credit sectors of senior secured floating-rate loans, high yield and collateralized loan obligations (CLOs)
were the primary contributors to returns. Positive security
selection in senior secured loans provided a significant
boost to performance, as did selection in sovereign
emerging markets securities and investment-grade
corporate credit. Marketplace loans and Treasury Inflation-
Protected Securities (TIPS) allocation were also positive
for performance. In contrast, the Fund’s U.S. yield curve
positioning detracted from performance. The Fund’s foreign
currency exposure also detracted as gains mainly from our
long Colombian and Mexican peso and South African rand
Portfolio Composition
10/31/21
% of Total Net
Assets
U.S. Government and Agency Securities 36.9%
Corporate Bonds 19.5%
Asset-Backed Securities* 14.1%
Residential Mortgage-Backed Securities 6.8%
Foreign Government and Agency Securities 5.8%
Management Investment Companies 4.5%
Mortgage-Backed Securities 2.5%
Commercial Mortgage-Backed Securities 2.3%
Municipal Bonds 1.6%
Marketplace Loans 1.4%
Other 1.0%
Short-Term Investments & Other Net Assets 3.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
60
.

Franklin Low Duration Total Return Fund
18
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Annual Report
positions were offset by losses from our short euro and
long Canadian dollar, Japanese yen and Australian dollar
positions.
U.S. Treasury yields were the Fund’s largest absolute
allocation at period-end, but the portfolio remained
underweight the sector relative to the benchmark given
the potential for a further steepening of the yield curve and better relative opportunities in other asset classes. While
investment-grade corporate credit was one of the Fund’s
largest allocations, the portfolio remained underweight the
sector relative to the benchmark and we further reduced
exposure over the period. We remained generally positive
with investment-grade corporate credit fundamentals and
market technical conditions and believed the sector should
still benefit from above trend growth, even if gross domestic product and earnings growth had peaked. However, the
investment opportunity had become less compelling given
full valuations, even as credit spreads have come off from
recent tight levels. Although supportive investment-grade
corporate credit fundamentals and technical conditions
persist, valuations remained stretched. We trimmed our
exposure in CLOs, while increasing our U.S. high-yield
corporate bond allocation. Credit fundamentals for the U.S.
high-yield corporate bond market had meaningfully improved
towards period-end and we retained our moderately bullish
outlook but continue to be of the view that careful credit
selection will be an important driver of outperformance.
We pared our RMBS and TIPS exposure over the period
amid continued strength in the sectors. The U.S. housing
market continued to be strong with significant demand
for homes despite large increases in prices. Supply and
demand imbalances combined with mortgage rates still
near historic lows continued to support a strong housing
market. This fundamental backdrop should bolster solid risk-
adjusted returns for the RMBS sector in the near-term as we
continued to favor 2016 credit risk transfer securities over other cohorts on a risk adjusted basis.
We added to commercial mortgage-backed securities,
while reducing taxable municipal bond exposure. We
shifted currency exposure, moving our short Australian
and Singapore dollar and Korean won positions to long
exposures, unwound our short Canadian dollar and long
Indonesian rupiah, South African rand and Colombian and
Mexican peso positions and reduced our long yen exposure.
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
David Yuen, CFA, FRM
Tina Chou
Kent Burns, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
Franklin Low Duration Total Return Fund
19
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
1-Year +2.90% +0.58%
5-Year +10.90% +1.62%
10-Year +19.75% +1.58%
Advisor
1-Year +3.03% +3.03%
5-Year +12.18% +2.33%
10-Year +22.70% +2.07%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 1.54% 0.47% 0.23%
Advisor 1.81% 0.73% 0.48%
See page 21 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary
20
franklintempleton.com
Annual Report
See page
for 21 Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Low Duration Total Return Fund
Performance Summary
21
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 10/31/21.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Source: Morningstar. The Bloomberg U.S. Government/Credit Index: 1-3 Year Component includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related (sovereign, agency, local authority and supranational) and corporate securities with at least one year up to, but not including, three years to final maturity.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
A $0.264870
C $0.226897
R $0.240939
R6 $0.300240
Advisor $0.288773
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.96%
Advisor 0.46% 0.71%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund
22
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,003.30 $3.42 $1,021.79 $3.45 0.68%
C $1,000 $1,002.40 $5.47 $1,019.74 $5.52 1.08%
R $1,000 $1,003.10 $4.68 $1,020.53 $4.72 0.93%
R6 $1,000 $1,005.10 $1.51 $1,023.70 $1.53 0.30%
Advisor $1,000 $1,004.50 $2.16 $1,023.05 $2.18 0.43%

23
franklintempleton.com
Annual Report
Franklin Total Return Fund
This annual report for Franklin Total Return Fund covers the fiscal year ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, consistent
with preservation of capital. As a secondary goal, capital
appreciation over the long term. The Fund invests primarily
in investment grade debt securities (including unrated
securities of comparable quality) and other investments that provide exposure to such securities. The Fund currently
focuses on government and corporate debt securities and
mortgage- and asset-backed securities, but may invest
in other securities and investments, such as floating-rate
corporate loans and securities and municipal securities.
Performance Overview
The Fund’s Class A shares posted a +2.12% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the Bloomberg U.S. Aggregate
Bond Index posted a -0.48% cumulative total return.
1
The
index measures the U.S. investment-grade, fixed-rate,
taxable bond market with index components for government
and corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 25 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities, across the entire fixed income
opportunity set, on a relative basis. The Fund may also
invest up to 20% of its total assets in noninvestment-
grade debt securities. In addition, we may use derivative
transactions, such as currency and cross-currency forwards,
futures contracts and swap agreements, to obtain net long
or short exposures to select currencies, interest rates,
countries, duration or credit risks.
*Includes non-agency residential mortgage-backed securities, collateralized loan obligations and consumer loan certificates.
Manager’s Discussion
As U.S. Treasury (UST) yields increased during the period
and investors debated potential inflation concerns related
to monetary and fiscal stimulus, fixed income total return
performance was mixed. However, most fixed income
markets, with the exception of fixed-rate agency mortgage-
backed securities (MBS), posted positive excess returns
over the period and outperformed USTs. High-yield corporate
credit, Treasury Inflation-Protected Securities (TIPS), senior secured floating-rate loans, municipal securities and non-
agency residential mortgage-backed securities (RMBS) were
the top performers on an excess return basis.
During the period, the Fund’s overweight allocation to
the corporate credit sectors of high-yield, senior secured
floating-rate loans and RMBS, as well as strong security
selection in senior secured floating-rate loans, were
significant contributors to returns relative to its benchmark.
The Fund’s allocation to collateralized loan obligations,
marketplace loans and taxable municipal securities also
contributed to outperformance. In contrast, our U.S. yield
curve positioning detracted from performance, primarily from long exposure on the five-year part of the curve. The Fund’s foreign currency exposure also detracted as gains mainly
Portfolio Composition
10/31/21
% of Total Net
Assets
U.S. Government and Agency Securities 23.9%
Management Investment Companies 18.9%
Corporate Bonds 17.7%
Mortgage-Backed Securities 14.5%
Asset-Backed Securities* 12.0%
Residential Mortgage-Backed Securities 7.2%
Foreign Government and Agency Securities 6.0%
Municipal Bonds 5.1%
Senior Floating Rate Interests 1.3%
Marketplace Loans 1.2%
Other 0.8%
Short-Term Investments & Other Net Assets -8.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
87
.

Franklin Total Return Fund
24
franklintempleton.com
Annual Report
from our long Colombian peso, South African rand and
Mexican peso positions were offset by losses from our long
Australian dollar, Japanese yen, Canadian dollar, Korean
won and short euro positions.
USTs were the Fund’s largest absolute allocation at
period-end, but the portfolio remained underweight the
sector relative to the benchmark given the potential for a
further steepening of the yield curve and better relative
opportunities in other asset classes. While investment-
grade corporate credit remained one of the Fund’s largest
allocations, the portfolio was underweight the sector relative to the benchmark and we further reduced exposure over
the period. We remained generally positive with investment-
grade corporate credit fundamentals and market technical
conditions and believed the sector should benefit from above trend growth, even if gross domestic product and earnings
growth had peaked. However, the investment opportunity
had become less compelling given full valuations, even as
credit spreads have come off from recent tight levels. We
increased our high-yield and senior secured floating-rate
loan allocations. Credit fundamentals for the U.S. high-yield corporate bond market had meaningfully improved towards
period-end. Although we retained our moderately bullish
outlook, we continued to be of the view that careful credit
selection would be an important driver of outperformance.
We also added to UST, taxable municipal bond, commercial
mortgage-backed securities and sovereign emerging
markets securities.
We reduced our TIPS and RMBS exposure over the period
amid continued strength in the sectors. The U.S. housing
market continued to be strong with significant demand
for homes despite large increases in prices. Supply and
demand imbalances combined with mortgage rates still
near historic lows continued to support a strong housing
market. This fundamental backdrop should bolster solid risk-
adjusted returns for the RMBS sector in the near-term as we
continued to favor 2016 credit risk transfer securities over other cohorts on a risk adjusted basis.
We shifted currency exposure, moving our short Australian
and Singapore dollar and Korean won positions to long
exposures, unwound our short Canadian dollar and long
South African rand and Colombian and Mexican peso
positions and reduced our long yen exposure. We initiated
a short position in the New Zealand dollar and added long
exposure in the Russian ruble and Norwegian krone against
the euro.
During the period, the portfolio utilized derivatives, including credit default and currency swaps, currency forwards,
Treasury futures, inflation index swaps and credit default
swap options, principally as a tool for efficient portfolio
management and to manage overall portfolio risk. These
derivative transactions may provide the same, or similar, net long or short exposure to select currencies, interest rates, countries, duration or credit risks in a less expensive way
than by directly purchasing securities. In those markets
where non-derivative securities are readily available, the cost difference in normal market conditions may be small.
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Tina Chou
David Yuen, CFA, FRM
Patrick Klein, Ph.D.
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
Franklin Total Return Fund
25
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +2.12% -1.70%
5-Year +15.93% +2.21%
10-Year +35.86% +2.72%
Advisor
1-Year +2.36% +2.36%
5-Year +17.30% +3.24%
10-Year +39.23% +3.37%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 1.82% 1.43% 1.35%
Advisor 2.12% 1.72% 1.64%
See page 27 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary
26
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Total Return Fund
Performance Summary
27
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/21.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Source: Morningstar. The Bloomberg U.S. Aggregate Bond measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-
throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
A $0.271909
C $0.232312
R $0.247133
R6 $0.308317
Advisor $0.296869
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.90% 0.95%
Advisor 0.65% 0.70%

Your Fund’s Expenses
Franklin Total Return Fund
28
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,015.60 $4.21 $1,021.03 $4.22 0.83%
C $1,000 $1,013.70 $6.29 $1,018.96 $6.31 1.24%
R $1,000 $1,014.40 $5.51 $1,019.74 $5.52 1.08%
R6 $1,000 $1,017.30 $2.32 $1,022.91 $2.32 0.46%
Advisor $1,000 $1,016.70 $2.95 $1,022.28 $2.96 0.58%

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.95 $8.02 $8.10 $8.24 $8.40
Income from investment operations
a
:
Net investment income (loss) ..................... (0.006)
b
0.125
b
0.140
b
0.088
b
0.026
Net realized and unrealized gains (losses) ........... 0.022 (0.025) 0.021 (0.035) (0.031)
Total from investment operations .................... 0.016 0.100 0.161 0.053 (0.005)
Less distributions from:
Net investment income .......................... (0.076) (0.170) (0.241) (0.193) (0.155)
Net asset value, end of year ....................... $7.89 $7.95 $8.02 $8.10 $8.24
Total return
c
................................... 0.20% 1.26% 2.01% 0.65% (0.06)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.97% 0.95% 0.96% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.96%
d
0.94%
d
0.95%
d
0.94%
d
Net investment income (loss) ...................... (0.07)% 1.57% 1.73% 1.07% 0.54%
Supplemental data
Net assets, end of year (000’s) ..................... $432,447 $460,621 $393,736 $419,055 $492,319
Portfolio turnover rate ............................ 68.61% 35.03% 12.72% 11.39% 2.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.95 $8.02 $8.09 $8.24 $8.40
Income from investment operations
a
:
Net investment income .......................... 0.006
b
0.137
b
0.151
b
0.100
b
0.059
Net realized and unrealized gains (losses) ........... 0.012 (0.024) 0.031 (0.044) (0.051)
Total from investment operations .................... 0.018 0.113 0.182 0.056 0.008
Less distributions from:
Net investment income .......................... (0.088) (0.182) (0.252) (0.206) (0.168)
Net asset value, end of year ....................... $7.88 $7.95 $8.02 $8.09 $8.24
Total return
c
................................... 0.23% 1.41% 2.29% 0.68% 0.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.82% 0.82% 0.80% 0.80% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.77% 0.81%
d
0.79%
d
0.79%
d
0.78%
d
Net investment income ........................... 0.08% 1.72% 1.88% 1.23% 0.70%
Supplemental data
Net assets, end of year (000’s) ..................... $66,942 $77,910 $86,471 $100,477 $121,012
Portfolio turnover rate ............................ 68.61% 35.03% 12.72% 11.39% 2.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.95 $8.02 $8.09 $8.24 $8.40
Income from investment operations
a
:
Net investment income (loss) ..................... (0.035)
b
0.093
b
0.106
b
0.054
b
(0.014)
Net realized and unrealized gains (losses) ........... 0.010 (0.024) 0.032 (0.044) (0.024)
Total from investment operations .................... (0.025) 0.069 0.138 0.010 (0.038)
Less distributions from:
Net investment income .......................... (0.045) (0.138) (0.208) (0.160) (0.122)
Net asset value, end of year ....................... $7.88 $7.95 $8.02 $8.09 $8.24
Total return
c
................................... (0.32)% 0.86% 1.73% 0.13% (0.45)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.37% 1.35% 1.36% 1.35%
Expenses net of waiver and payments by affiliates ....... 1.33% 1.36%
d
1.34%
d
1.35%
d
1.34%
d
Net investment income (loss) ...................... (0.45)% 1.16% 1.33% 0.67% 0.14%
Supplemental data
Net assets, end of year (000’s) ..................... $36,318 $71,212 $84,685 $126,585 $189,634
Portfolio turnover rate ............................ 68.61% 35.03% 12.72% 11.39% 2.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.97 $8.03 $8.11 $8.25 $8.41
Income from investment operations
a
:
Net investment income .......................... 0.021
b
0.154
b
0.169
b
0.121
b
0.074
Net realized and unrealized gains (losses) ........... 0.014 (0.014) 0.021 (0.037) (0.046)
Total from investment operations .................... 0.035 0.140 0.190 0.084 0.028
Less distributions from:
Net investment income .......................... (0.105) (0.199) (0.270) (0.224) (0.188)
Net asset value, end of year ....................... $7.90 $7.97 $8.03 $8.11 $8.25
Total return .................................... 0.44% 1.75% 2.39% 1.03% 0.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.63% 0.64% 0.62% 0.62% 0.58%
Expenses net of waiver and payments by affiliates ....... 0.55% 0.60%
c
0.58%
c
0.57%
c
0.55%
c
Net investment income ........................... 0.27% 1.93% 2.09% 1.45% 0.93%
Supplemental data
Net assets, end of year (000’s) ..................... $41,913 $33,530 $31,953 $36,026 $2,196
Portfolio turnover rate ............................ 68.61% 35.03% 12.72% 11.39% 2.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Adjustable U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.96 $8.03 $8.10 $8.25 $8.41
Income from investment operations
a
:
Net investment income .......................... 0.014
b
0.146
b
0.160
b
0.108
b
0.052
Net realized and unrealized gains (losses) ........... 0.012 (0.025) 0.031 (0.044) (0.036)
Total from investment operations .................... 0.026 0.121 0.191 0.064 0.016
Less distributions from:
Net investment income .......................... (0.096) (0.190) (0.261) (0.214) (0.176)
Net asset value, end of year ....................... $7.89 $7.96 $8.03 $8.10 $8.25
Total return .................................... 0.33% 1.51% 2.39% 0.78% 0.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.72% 0.70% 0.71% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.66% 0.71%
c
0.69%
c
0.70%
c
0.69%
c
Net investment income ........................... 0.18% 1.82% 1.98% 1.32% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $86,615 $98,851 $103,639 $112,441 $184,299
Portfolio turnover rate ............................ 68.61% 35.03% 12.72% 11.39% 2.81%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities 17.1%
Diversified Financial Services 0.1%
a
GNMA , 2010-12 , FD , FRN , 0.686% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
$ 764,510 $ 774,567
Thrifts & Mortgage Finance 17.0%
a
FHLMC ,
4988, AF, FRN, 0.436%, (1-month USD LIBOR + 0.35%), 10/15/37 ............. 7,699,783 7,738,362
4891, AF, FRN, 0.486%, (1-month USD LIBOR + 0.4%), 7/15/42 .............. 13,250,311 13,328,201
343, F4, FRN, 0.436%, Strip, (1-month USD LIBOR + 0.35%), 10/15/37 ......... 7,554,748 7,621,054
4915, FE, FRN, 0.486%, (1-month USD LIBOR + 0.4%), 2/15/38 .............. 12,710,146 12,781,800
4895, GF, FRN, 0.486%, (1-month USD LIBOR + 0.4%), 11/15/43 ............. 10,245,695 10,313,301
4197, KF, FRN, 0.386%, (1-month USD LIBOR + 0.3%), 9/15/37 .............. 3,512,524 3,532,003
4107, KF, FRN, 0.476%, (1-month USD LIBOR + 0.39%), 6/15/38 ............. 3,939,556 3,971,121
4215, KF, FRN, 0.386%, (1-month USD LIBOR + 0.3%), 2/15/40 .............. 3,325,751 3,342,428
4845, QF, FRN, 0.39%, (1-month USD LIBOR + 0.3%), 12/15/48 .............. 6,998,414 7,031,909
4730, WF, FRN, 0.436%, (1-month USD LIBOR + 0.35%), 8/15/38 ............. 6,206,607 6,223,645
a
FNMA ,
2019-38, AF, FRN, 0.486%, (1-month USD LIBOR + 0.4%), 7/25/49 ............ 6,890,962 6,930,750
2019-59, BF, FRN, 0.486%, (1-month USD LIBOR + 0.4%), 10/25/49 ........... 11,828,602 11,901,682
2019-38, CF, FRN, 0.539%, (1-month USD LIBOR + 0.45%), 7/25/49 ........... 2,009,111 2,029,431
2020-54, WF, FRN, 0.536%, (1-month USD LIBOR + 0.45%), 8/25/50 .......... 7,139,491 7,176,519
2021-36, YF, FRN, 0.25%, (30-day SOFR Average + 0.2%), 6/25/61 ............ 8,796,022 8,799,569
112,721,775
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $113,371,422) ...............
113,496,342
Mortgage-Backed Securities 80.2%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 14.7%
FHLMC, 1.595%, (12-month USD LIBOR +/- MBS Margin), 9/01/35 .............. 2,803,355 2,928,986
FHLMC, 1.931%, (12-month USD LIBOR +/- MBS Margin), 6/01/47 .............. 11,773,431 12,276,736
FHLMC, 1.948%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 3,043,201 3,173,349
FHLMC, 2.014%, (12-month USD LIBOR +/- MBS Margin), 10/01/43 ............. 3,942,020 4,165,178
FHLMC, 2.083%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 3,580,771 3,782,207
FHLMC, 2.113%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 3,907,316 4,136,533
FHLMC, 2.128%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 7,619,915 8,085,851
FHLMC, 2.144%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 3,341,358 3,544,022
FHLMC, 2.232%, (12-month USD LIBOR +/- MBS Margin), 11/01/40 ............. 2,018,586 2,144,995
FHLMC, 2.243%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 3,398,747 3,624,731
FHLMC, 2.309%, (1-year CMT T-Note +/- MBS Margin), 3/01/35 ................ 2,018,177 2,158,748
FHLMC, 2.559%, (12-month USD LIBOR +/- MBS Margin), 1/01/44 .............. 4,090,537 4,308,122
FHLMC, 1.677% - 3.585%, (6-month USD LIBOR +/- MBS Margin), 8/01/33 - 11/01/41 41,055,271 43,253,335
97,582,793
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 10.8%
FHLMC Pool, 15 Year, 2%, 7/01/36 ...................................... 33,148,415 34,052,511
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 19,422,862 20,376,567
FHLMC Pool, 15 Year, 2.5%, 3/01/35 ..................................... 16,915,881 17,745,712
72,174,790
b
Federal National Mortgage Association (FNMA) Adjustable Rate 46.8%
FNMA, 1.733%, (6-month USD LIBOR +/- MBS Margin), 12/01/34 ............... 2,378,981 2,471,876
FNMA, 1.739%, (12-month USD LIBOR +/- MBS Margin), 2/01/36 ............... 2,788,076 2,922,562
FNMA, 1.864%, (12-month USD LIBOR +/- MBS Margin), 3/01/37 ............... 2,083,071 2,196,461
FNMA, 1.919%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 3,549,600 3,738,017
FNMA, 1.955%, (12-month USD LIBOR +/- MBS Margin), 1/01/36 ............... 1,976,409 2,082,753
FNMA, 1.964%, (12-month USD LIBOR +/- MBS Margin), 9/01/38 ............... 7,602,002 8,048,081
FNMA, 1.986%, (12-month USD LIBOR +/- MBS Margin), 1/01/39 ............... 2,749,646 2,892,476
FNMA, 1.996%, (12-month USD LIBOR +/- MBS Margin), 4/01/47 ............... 31,096,061 32,896,240

Franklin Investors Securities Trust
Statement of Investments
Franklin Adjustable U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
See Abbreviations on page 156 .
a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.01%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ................ $ 4,824,597 $ 5,098,795
FNMA, 2.031%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 64,905,081 68,814,787
FNMA, 2.035%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 4,798,970 5,087,182
FNMA, 2.045%, (12-month USD LIBOR +/- MBS Margin), 11/01/34 .............. 2,678,727 2,828,616
FNMA, 2.11%, (12-month USD LIBOR +/- MBS Margin), 1/01/37 ................ 2,163,420 2,290,775
FNMA, 2.28%, (1-year CMT T-Note +/- MBS Margin), 1/01/38 .................. 2,213,036 2,371,994
FNMA, 2.301%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 8,081,197 8,644,209
FNMA, 2.55%, (12-month USD LIBOR +/- MBS Margin), 9/01/45 ................ 6,655,936 6,973,351
FNMA, 2.965%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 9,308,303 9,989,369
FNMA, 0.865% - 6.12%, (1-month USD LIBOR +/- MBS Margin), 4/01/22 - 5/01/48 .. 137,217,232 141,628,236
FNMA, 2.115% - 6.31%, (6-month H15BDI +/- MBS Margin), 12/01/21 - 11/01/34 .... 61,600 62,829
311,038,609
Federal National Mortgage Association (FNMA) Fixed Rate 7.8%
FNMA, 15 Year, 2%, 7/01/36 ........................................... 33,147,532 34,051,604
FNMA, 15 Year, 2%, 10/01/36 .......................................... 6,654,371 6,835,864
FNMA, 15 Year, 2.5%, 3/01/35 ......................................... 10,036,642 10,526,141
51,413,609
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 1.625% - 2.125%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 . 390,855 403,358
403,358
Total Mortgage-Backed Securities (Cost $532,065,340) ...........................
532,613,159
Total Long Term Investments (Cost $645,436,762) ...............................
646,109,501
a
a a a a
Short Term Investments 2.2%
Shares
a
Money Market Funds 2.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 14,899,131 14,899,131
Total Money Market Funds (Cost $14,899,131) ..................................
14,899,131
Total Short Term Investments (Cost $14,899,131 ) ................................
14,899,131
a
Total Investments (Cost $660,335,893) 99.5% ...................................
$661,008,632
Other Assets, less Liabilities 0.5% .............................................
3,225,544
Net Assets 100.0% ...........................................................
$664,234,176
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.35 $8.18 $8.70 $8.83 $8.84
Income from investment operations
a
:
Net investment income .......................... 0.296
b
0.332
b
0.441
b
0.396 0.307
Net realized and unrealized gains (losses) ........... 0.545 (0.808) (0.515) (0.129) (0.011)
Total from investment operations .................... 0.841 (0.476) (0.074) 0.267 0.296
Less distributions from:
Net investment income .......................... (0.301) (0.355) (0.446) (0.397) (0.306)
Net asset value, end of year ....................... $7.89 $7.35 $8.18 $8.70 $8.83
Total return
c
................................... 11.79% (6.00)% (0.88)% 2.97% 3.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 0.96% 0.89% 0.87% 0.87%
Expenses net of waiver and payments by affiliates
d
...... 0.98% 0.93% 0.86% 0.81% 0.82%
Net investment income ........................... 3.86% 4.33% 5.21% 4.53% 3.45%
Supplemental data
Net assets, end of year (000’s) ..................... $803,542 $717,021 $1,049,359 $1,344,473 $1,362,220
Portfolio turnover rate ............................ 66.03% 32.39% 23.23%
e
58.07% 64.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.36 $8.18 $8.70 $8.83 $8.84
Income from investment operations
a
:
Net investment income .......................... 0.268
b
0.306
b
0.407
b
0.364 0.271
Net realized and unrealized gains (losses) ........... 0.532 (0.804) (0.514) (0.131) (0.010)
Total from investment operations .................... 0.800 (0.498) (0.107) 0.233 0.261
Less distributions from:
Net investment income .......................... (0.270) (0.323) (0.413) (0.363) (0.271)
Net asset value, end of year ....................... $7.89 $7.36 $8.18 $8.70 $8.83
Total return
c
................................... 11.34% (6.39)% (1.39)% 2.68% 3.11%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.40% 1.36% 1.29% 1.27% 1.27%
Expenses net of waiver and payments by affiliates
d
...... 1.38% 1.33% 1.26% 1.21% 1.22%
Net investment income ........................... 3.50% 3.98% 4.81% 4.13% 3.05%
Supplemental data
Net assets, end of year (000’s) ..................... $100,317 $160,194 $296,134 $438,480 $550,797
Portfolio turnover rate ............................ 66.03% 32.39% 23.23%
e
58.07% 64.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.37 $8.19 $8.71 $8.84 $8.84
Income from investment operations
a
:
Net investment income .......................... 0.317
b
0.363
b
0.463
b
0.427 0.338
Net realized and unrealized gains (losses) ........... 0.541 (0.804) (0.508) (0.130) (0.002)
Total from investment operations .................... 0.858 (0.441) (0.045) 0.297 0.336
Less distributions from:
Net investment income .......................... (0.328) (0.380) (0.475) (0.427) (0.336)
Net asset value, end of year ....................... $7.90 $7.37 $8.19 $8.71 $8.84
Total return .................................... 12.15% (5.69)% (0.54)% 3.43% 3.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.69% 0.57% 0.55% 0.52%
Expenses net of waiver and payments by affiliates
c
...... 0.63% 0.59% 0.53% 0.48% 0.47%
Net investment income ........................... 4.09% 4.71% 5.54% 4.86% 3.80%
Supplemental data
Net assets, end of year (000’s) ..................... $24,999 $9,568 $18,764 $142,075 $130,180
Portfolio turnover rate ............................ 66.03% 32.39% 23.23%
d
58.07% 64.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.36 $8.18 $8.71 $8.84 $8.85
Income from investment operations
a
:
Net investment income .......................... 0.315
b
0.358
b
0.463
b
0.418 0.327
Net realized and unrealized gains (losses) ........... 0.535 (0.806) (0.525) (0.129) (0.010)
Total from investment operations .................... 0.850 (0.448) (0.062) 0.289 0.317
Less distributions from:
Net investment income .......................... (0.320) (0.373) (0.468) (0.419) (0.327)
Net asset value, end of year ....................... $7.89 $7.36 $8.18 $8.71 $8.84
Total return .................................... 12.06% (5.78)% (0.74)% 3.35% 3.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.71% 0.64% 0.62% 0.62%
Expenses net of waiver and payments by affiliates
c
...... 0.73% 0.68% 0.61% 0.56% 0.57%
Net investment income ........................... 4.09% 4.65% 5.46% 4.78% 3.70%
Supplemental data
Net assets, end of year (000’s) ..................... $434,688 $376,997 $858,071 $1,743,880 $1,672,724
Portfolio turnover rate ............................ 66.03% 32.39% 23.23%
d
58.07% 64.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a a
Country Shares
a
Value
a a a a a a
Common Stocks 6.2%
Hotels, Restaurants & Leisure 0.0%
†
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 $ 599,694
Machinery 1.0%
a
UTEX Industries, Inc. .................................. United States 261,340 13,067,000
Oil, Gas & Consumable Fuels 2.8%
a,b
Quarternorth Energy Holding, Inc. ......................... United States 370,321 38,698,545
Paper & Forest Products 2.3%
a,b,c,d
Appvion Operations, Inc. ................................ United States 1,219,956 31,283,822
Road & Rail 0.1%
a,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 1,380,592
Total Common Stocks (Cost $83,286,020) ......................................
85,029,653
Management Investment Companies 3.2%
Capital Markets 3.2%
e
Franklin Floating Rate Income Fund ....................... United States 4,630,114 37,735,428
f
Invesco Senior Loan ETF ............................... United States 280,416 6,191,585
43,927,013
Total Management Investment Companies (Cost $51,562,905) ....................
43,927,013
Preferred Stocks 0.2%
Hotels, Restaurants & Leisure 0.2%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 2,045,055
a
Total Preferred Stocks (Cost $919,936) .........................................
2,045,055
Warrants
Warrants 1.2%
Machinery 0.0%
†
a,c
UTEX Industries, Inc., 2/20/49 ............................ United States 634 1,351
Oil, Gas & Consumable Fuels 1.2%
a,b
Quarternorth Energy Holding, Inc., 2/01/49 .................. United States 145,487 15,858,083
Total Warrants (Cost $17,531,183) .............................................
15,859,434
Principal
Amount
*
Corporate Bonds 5.6%
Airlines 1.0%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 5,800,000 6,091,450
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 6,000,000 6,403,215
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 585,000 605,896
13,100,561
Chemicals 0.4%
g
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 3,817,125
g
Unifrax Escrow Issuer Corp. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 1,935,400 1,932,981
5,750,106

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment 0.1%
g
CommScope , Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 2,019,200 $ 1,983,763
Construction Materials 0.3%
g
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ......... Mexico 3,875,000 4,200,655
Containers & Packaging 0.3%
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 1,125,000 1,110,937
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 2,500,000 2,449,375
3,560,312
Diversified Consumer Services 0.3%
g
WW International, Inc. , Senior Secured Note , 144A, 4.5% , 4/15/29 United States 3,500,000 3,355,625
Diversified Financial Services 0.1%
g
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% ,
9/01/28 ........................................... United States 1,334,000 1,326,373
Diversified Telecommunication Services 0.4%
g
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 2,000,000 1,950,360
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,730,000 3,660,883
5,611,243
Energy Equipment & Services 0.1%
g
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 714,300 755,372
Hotels, Restaurants & Leisure 0.0%
†
g
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 500,000 526,250
Independent Power and Renewable Electricity Producers 0.1%
g
Talen Energy Supply LLC , Senior Secured Note , 144A, 6.625% ,
1/15/28 ........................................... United States 1,556,000 1,473,244
Insurance 0.1%
g
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ..................................... United States 1,470,600 1,420,967
Media 0.3%
g
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 5,300,000 3,005,126
g
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,580,834
4,585,960
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 2,400,000 2,519,880
Road & Rail 1.6%
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 500,000 489,375
c,h
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 21,096,262 21,606,300
22,095,675

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.2%
g
99 Escrow Issuer, Inc. , Senior Secured Note , 144A, 7.5% , 1/15/26 United States 2,500,000 $ 2,253,888
Wireless Telecommunication Services 0.1%
g
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,394,186
Total Corporate Bonds (Cost $78,997,730) ......................................
75,914,060
a
i,j
Senior Floating Rate Interests 79.9%
Aerospace & Defense 1.5%
AI Convoy (Luxembourg) SARL, USD Term Loan, B, 4.5%, (2-month
USD LIBOR + 3.5%; 6-month USD LIBOR + 3.5%), 1/18/27 .... Luxembourg 3,603,124 3,615,231
h
Alloy FinCo Ltd., Term Loan, B, 14%, PIK, (3-month USD LIBOR +
0.5%), 3/06/25 ...................................... United Kingdom 8,322,194 8,316,285
Dynasty Acquisition Co., Inc.,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 5,328,860 5,214,235
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,864,979 2,803,353
19,949,104
a a a a a a
Air Freight & Logistics 0.4%
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 4.5%,
(1-month USD LIBOR + 3.75%), 3/24/26 .................. United States 6,023,417 6,027,182
Airlines 2.4%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan, 5.5%, (3-month USD LIBOR + 4.75%), 4/20/28 ......... United States 3,548,233 3,700,151
Air Canada, Term Loan, 4.25%, (3-month USD LIBOR + 3.5%),
8/11/28 ........................................... Canada 2,728,682 2,761,085
Allegiant Travel Co., Replacement Term Loan, 3.124%, (3-month
USD LIBOR + 3%), 2/05/24 ............................ United States 3,044,070 3,029,808
American Airlines, Inc.,
2017 Term Loan, B, 2.09%, (1-month USD LIBOR + 2%), 12/15/23 United States 1,979,381 1,953,719
2018 Replacement Term Loan, 1.838%, (1-month USD LIBOR +
1.75%), 6/27/25 ..................................... United States 2,622,959 2,543,785
Kestrel Bidco , Inc., Term Loan, 4%, (3-month USD LIBOR + 3%),
12/11/26 .......................................... Canada 10,017,688 9,874,485
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75%,
(3-month USD LIBOR + 3.75%), 10/20/27 ................. United States 4,371,107 4,660,082
United AirLines , Inc., Term Loan, B, 4.5%, (3-month USD LIBOR +
3.75%), 4/21/28 ..................................... United States 3,531,362 3,586,221
32,109,336
a a a a a a
Auto Components 2.3%
Adient US LLC, Term Loan, B1, 3.587%, (1-month USD LIBOR +
3.5%), 4/10/28 ...................................... United States 6,483,750 6,494,156
Clarios Global LP, First Lien, Amendment No. 1 Dollar Term Loan,
3.337%, (1-month USD LIBOR + 3.25%), 4/30/26 ............ United States 5,198,692 5,173,764
k
DexKo Global, Inc., First Lien, Closing Date Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 10/04/28 ................. United States 4,438,269 4,443,817
First Brands Group LLC,
First Lien, 2021 Term Loan, 6%, (3-month USD LIBOR + 5%),
3/30/27 ........................................... United States 4,520,149 4,569,871
Second Lien, 2021 Term Loan, 9.5%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 843,750 854,297
Highline Aftermarket Acquisition LLC, First Lien, Initial Term Loan,
5.25%, (1-month USD LIBOR + 4.5%), 11/09/27 ............. United States 2,635,232 2,647,578

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Auto Components (continued)
TI Group Automotive Systems LLC, Refinancing US Term Loan,
3.75%, (3-month USD LIBOR + 3.25%), 12/16/26 ............ United States 2,186,923 $ 2,189,657
Truck Hero, Inc., Initial Term Loan, 4%, (1-month USD LIBOR +
3.25%), 1/31/28 ..................................... United States 5,433,978 5,416,996
31,790,136
a a a a a a
Automobiles 0.4%
American Trailer World Corp., First Lien, Initial Term Loan, 4.5%,
(1-month USD LIBOR + 3.75%), 3/03/28 .................. United States 5,738,030 5,721,906
Banks 1.0%
k
Finastra Ltd., First Lien, Dollar Term Loan, 4.5%, (3-month USD
LIBOR + 3.5%), 6/13/24 ............................... United Kingdom 13,458,814 13,409,487
Beverages 0.8%
City Brewing Co. LLC, First Lien, Closing Date Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 4/05/28 ................... United States 4,010,884 3,978,316
k
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 4%,
(3-month USD LIBOR + 3.5%), 3/31/28 ................... United States 6,614,888 6,613,399
10,591,715
a a a a a a
Building Products 0.2%
Cornerstone Building Brands, Inc., Term Loan, B, 3.75%, (1-month
USD LIBOR + 3.25%), 4/12/28 .......................... United States 2,954,921 2,956,398
Capital Markets 2.1%
Citadel Securities LP, 2021 Term Loan, 2.587%, (1-month USD
LIBOR + 2.5%), 2/02/28 ............................... United States 4,278,500 4,246,754
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 3.75%), 4/09/27 ............. United States 5,907,322 5,929,504
Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial
Term Loan, 4.25%, (1-month USD LIBOR + 3.5%), 4/07/28 .... United States 7,581,000 7,587,671
Jane Street Group LLC, Dollar Term Loan, 2.837%, (1-month USD
LIBOR + 2.75%), 1/26/28 .............................. United States 1,119,354 1,109,039
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan,
4.5%, (3-month USD LIBOR + 3.5%), 5/30/25 .............. United States 9,912,434 9,960,460
28,833,428
a a a a a a
Chemicals 1.9%
ASP Unifrax Holdings, Inc., First Lien, USD Term Loan, 3.882%,
(3-month USD LIBOR + 3.75%), 12/12/25 ................. United States 2,487,212 2,455,500
CPC Acquisition Corp., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/29/27 ......................... United States 4,597,859 4,597,859
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan, 3.587%,
(1-month USD LIBOR + 3.5%), 3/16/25 ................... United States 5,183,220 5,124,909
INEOS Styrolution Group GmbH, 2026 Dollar Term Loan, B, 3.25%,
(1-month USD LIBOR + 2.75%), 1/29/26 .................. United Kingdom 1,868,648 1,870,592
LSF11 A5 Holdco LLC, Term Loan, 4.25%, (3-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 830,769 830,935
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan,
B, 3.587%, (1-month USD LIBOR + 3.5%), 6/30/27 .......... United States 3,171,378 3,166,763
SCIH Salt Holdings, Inc., First Lien, Incremental Term Loan, B1,
4.75%, (3-month USD LIBOR + 4%), 3/16/27 ............... United States 5,920,144 5,932,162
Sparta U.S. Holdco LLC, First Lien, Initial Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 8/02/28 ................... United States 2,515,625 2,517,197
26,495,917
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Commercial Services & Supplies 2.5%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 5/12/28 .................. United States 7,550,599 $ 7,556,111
APX Group, Inc., Initial Term Loan, 4%, (1-month USD LIBOR +
3.5%), 7/10/28 ...................................... United States 5,030,065 5,020,634
CCI Buyer, Inc., First Lien, Initial Term Loan, 4.5%, (3-month USD
LIBOR + 3.75%), 12/17/27 ............................. United States 2,433,444 2,443,847
Madison IAQ LLC, Term Loan, 3.75%, (3-month USD LIBOR +
3.25%), 6/21/28 ..................................... United States 4,994,590 4,990,419
Prime Security Services Borrower LLC, First Lien, 2021 Refinancing
Term Loan, B1, 3.5%, (1-month USD LIBOR + 2.75%; 3-month
USD LIBOR + 2.75%), 9/23/26 .......................... United States 2,239,469 2,238,327
Spin Holdco, Inc., Initial Term Loan, 4.75%, (3-month USD LIBOR +
4%), 3/04/28 ....................................... United States 1,895,238 1,903,208
Staples, Inc.,
2019 Refinancing New Term Loan, B1, 5.126%, (3-month USD
LIBOR + 5%), 4/16/26 ................................ United States 5,273,678 5,076,996
2019 Refinancing New Term Loan, B2, 4.626%, (3-month USD
LIBOR + 4.5%), 9/12/24 ............................... United States 5,472,010 5,349,875
34,579,417
a a a a a a
Communications Equipment 0.6%
CommScope , Inc., Initial Term Loan, 3.337%, (1-month USD LIBOR
+ 3.25%), 4/06/26 ................................... United States 7,976,793 7,883,345
Construction & Engineering 0.5%
USIC Holdings, Inc., First Lien, Initial Term Loan, 4.25%, (1-month
USD LIBOR + 3.5%), 5/12/28 ........................... United States 6,255,172 6,256,173
Construction Materials 0.6%
Park River Holdings, Inc., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 12/28/27 ......................... United States 4,962,151 4,948,604
White Cap Buyer LLC, Initial Closing Date Term Loan, 4.5%,
(1-month USD LIBOR + 4%), 10/19/27 .................... United States 2,970,000 2,980,128
7,928,732
a a a a a a
Containers & Packaging 1.4%
Charter Next Generation, Inc., First Lien, 2021 Initial Term Loan,
4.5%, (1-month USD LIBOR + 3.75%), 12/01/27 ............. United States 4,856,975 4,875,553
Kleopatra Finco SARL, USD Term Loan, B, 5.25%, (6-month USD
LIBOR + 4.75%), 2/12/26 .............................. Luxembourg 4,714,224 4,702,438
Mauser Packaging Solutions Holding Co., Initial Term Loan, 3.337%,
(1-month USD LIBOR + 3.25%), 4/03/24 .................. United States 10,410,234 10,153,258
19,731,249
a a a a a a
Diversified Consumer Services 1.0%
Knot Worldwide, Inc. (The), First Lien, Initial Term Loan, 4.629%,
(2-month USD LIBOR + 4.5%; 3-month USD LIBOR + 4.5%),
12/19/25 .......................................... United States 3,674,983 3,681,102
KUEHG Corp., Term Loan, B3, 4.75%, (3-month USD LIBOR +
3.75%), 2/21/25 ..................................... United States 2,562,137 2,543,087
k
Learning Care Group (US) No. 2, Inc., First Lien, Initial Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 3/13/25 ............. United States 1,944,961 1,924,568
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.),
k
2019 Term Loan, 3.837%, (1-month USD LIBOR + 3.75%), 9/03/26 United States 453,789 453,336
Initial Term Loan, 3.337%, (1-month USD LIBOR + 3.25%),
12/31/25 .......................................... United States 2,326,760 2,305,435

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Diversified Consumer Services (continued)
k
WW International, Inc., Initial Term Loan, 4%, (1-month USD LIBOR
+ 3.5%), 4/13/28 .................................... United States 2,303,202 $ 2,279,686
13,187,214
a a a a a a
Diversified Financial Services 2.0%
k,l
Astra Acquisition Corp., Term Loan, TBD, 10/25/28 ............ United States 4,724,409 4,612,205
Mercury Borrower, Inc., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.5%), 8/02/28 ........................... United States 7,297,468 7,286,522
Red Planet Borrower LLC, Initial Term Loan, 4.25%, (3-month USD
LIBOR + 3.75%), 10/02/28 ............................. United States 6,246,835 6,232,218
Verscend Holding Corp., Term Loan, B1, 4.087%, (1-month USD
LIBOR + 4%), 8/27/25 ................................ United States 9,285,488 9,312,555
27,443,500
a a a a a a
Diversified Telecommunication Services 2.4%
Altice France SA, USD Incremental Term Loan, B13, 4.125%,
(3-month USD LIBOR + 4%), 8/14/26 ..................... France 4,391,969 4,380,067
Global Tel*Link Corp.,
First Lien, Term Loan, 4.337%, (1-month USD LIBOR + 4.25%),
11/29/25 .......................................... United States 14,254,610 13,683,142
Second Lien, Term Loan, 8.337%, (1-month USD LIBOR + 8.25%),
11/29/26 .......................................... United States 7,895,149 7,413,545
Intrado Corp., Initial Term Loan, B, 5%, (3-month USD LIBOR + 4%),
10/10/24 .......................................... United States 3,584,204 3,526,893
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 3.087%,
(1-month USD LIBOR + 3%), 3/09/27 ..................... United States 3,755,569 3,702,221
32,705,868
a a a a a a
Electric Utilities 0.1%
Astoria Energy LLC, 2020 Advance Term Loan, B, 4.5%, (3-month
USD LIBOR + 3.5%), 12/10/27 .......................... United States 1,410,560 1,415,723
Electronic Equipment, Instruments & Components 0.2%
Verifone Systems, Inc., First Lien, Initial Term Loan, 4.129%,
(3-month USD LIBOR + 4%), 8/20/25 ..................... United States 2,829,233 2,775,208
Entertainment 2.5%
AMC Entertainment Holdings, Inc., Term Loan, B1, 3.086%, (1-month
USD LIBOR + 3%), 4/22/26 ............................ United States 1,989,796 1,840,153
Banijay Entertainment SAS, USD Term Loan, B, 3.83%, (1-month
USD LIBOR + 3.75%), 3/01/25 .......................... France 5,208,891 5,201,286
Crown Finance US, Inc., Initial Dollar Term Loan, 3.5%, (3-month
USD LIBOR + 2.5%), 2/28/25 ........................... United States 2,972,242 2,465,104
Diamond Sports Group LLC, Term Loan, 3.34%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 12,824,849 6,829,232
Lions Gate Capital Holdings LLC, 2023 Term Loan, A, 1.837%,
(1-month USD LIBOR + 1.75%), 3/22/23 .................. United States 13,809,206 13,757,422
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan, B1, 2.84%, (1-month USD
LIBOR + 2.75%), 5/18/25 .............................. United States 4,358,208 4,284,358
34,377,555
a a a a a a
Equity Real Estate Investment Trusts (REITs) 0.3%
k
Brookfield Property REIT, Inc., Initial Term Loan, B, 2.585%,
(1-month USD LIBOR + 2.5%), 8/27/25 ................... United States 3,702,866 3,667,819

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Food & Staples Retailing 1.4%
GNC Holdings, Inc., Second Lien, Term Loan, 6.084%, (1-month
USD LIBOR + 6%), 10/07/26 ........................... United States 18,611,297 $ 17,455,815
Shearer's Foods LLC, First Lien, Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.5%), 9/23/27 ................... United States 1,768,328 1,769,221
19,225,036
a a a a a a
Food Products 0.1%
k,l
Primary Products Finance LLC, Term Loan, TBD, 1/01/38 ....... United States 2,000,000 2,010,630
Health Care Equipment & Supplies 0.7%
Jazz Pharmaceuticals plc, Initial Dollar Term Loan, 4%, (1-month
USD LIBOR + 3.5%), 5/05/28 ........................... United States 2,422,500 2,428,859
Medline Borrower LP, Initial Dollar Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 10/23/28 ............................. United States 6,603,774 6,616,156
9,045,015
a a a a a a
Health Care Providers & Services 7.6%
ADMI Corp.,
Amendment No. 4 Refinancing Term Loan, 3.625%, (1-month USD
LIBOR + 3.125%), 12/23/27 ............................ United States 7,874,313 7,826,949
Amendment No. 5 Incremental Term Loan, 4%, (1-month USD
LIBOR + 3.5%), 12/23/27 .............................. United States 2,747,485 2,749,449
Aveanna Healthcare LLC, First Lien, 2021 Extended Term Loan,
4.25%, (1-month USD LIBOR + 3.75%), 7/17/28 ............. United States 2,546,481 2,545,488
CNT Holdings I Corp., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 11/08/27 ......................... United States 2,356,767 2,363,496
eResearchTechnology , Inc., First Lien, Initial Term Loan, 5.5%,
(1-month USD LIBOR + 4.5%), 2/04/27 ................... United States 6,625,631 6,663,364
Global Medical Response, Inc., 2018 New Term Loan, 5.25%,
(3-month USD LIBOR + 4.25%), 3/14/25 .................. United States 4,463,081 4,449,134
Heartland Dental LLC, 2021 Incremental Term Loan, 4.086%,
(1-month USD LIBOR + 4%), 4/30/25 ..................... United States 4,539,091 4,535,301
ICON plc, Term Loan, 3%, (3-month USD LIBOR + 2.5%), 7/03/28 . Luxembourg 2,985,855 2,989,587
MPH Acquisition Holdings LLC, Initial Term Loan, 4.75%, (3-month
USD LIBOR + 4.25%), 9/01/28 .......................... United States 3,500,000 3,420,288
National Mentor Holdings, Inc.,
First Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.75%;
3-month USD LIBOR + 3.75%), 3/02/28 ................... United States 9,734,518 9,688,523
First Lien, Initial Term Loan, C, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 307,315 305,863
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan,
3.837%, (1-month USD LIBOR + 3.75%), 3/31/27 ............ United States 10,745,055 10,708,092
Phoenix Guarantor, Inc., First Lien, Term Loan, B3, 3.586%,
(1-month USD LIBOR + 3.5%), 3/05/26 ................... United States 4,693,531 4,681,234
Pluto Acquisition I, Inc., First Lien, 2021 Term Loan, 4.121%,
(3-month USD LIBOR + 4%), 6/22/26 ..................... United States 2,644,890 2,648,752
k
Radiology Partners, Inc., First Lien, Term Loan, B, 4.335%, (1-month
USD LIBOR + 4.25%), 7/09/25 .......................... United States 7,320,115 7,320,627
Team Health Holdings, Inc., Initial Term Loan, 3.75%, (1-month USD
LIBOR + 2.75%), 2/06/24 .............................. United States 4,136,198 3,962,126
U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 4.75%,
(3-month USD LIBOR + 4.25%), 10/01/28 ................. United States 2,649,921 2,651,750
k
U.S. Renal Care, Inc., Initial Term Loan, 5.125%, (1-month USD
LIBOR + 5%), 6/26/26 ................................ United States 8,269,767 8,226,350
Waystar Technologies, Inc., First Lien, Initial Term Loan, 4.087%,
(1-month USD LIBOR + 4%), 10/22/26 .................... United States 15,356,117 15,394,585
103,130,958
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure 3.5%
h
24 Hour Fitness Worldwide, Inc., Term Loan, 5.146%, PIK, (3-month
USD LIBOR + 5%), 12/29/25 ........................... United States 13,315,228 $ 9,896,981
Bally's Corp., Term Loan, B, 3.75%, (1-month USD LIBOR + 3.25%),
10/02/28 .......................................... United States 4,600,000 4,601,150
Caesars Resort Collection LLC,
Term Loan, B, 2.837%, (1-month USD LIBOR + 2.75%), 12/23/24 United States 8,858,959 8,826,979
Term Loan, B1, 3.587%, (1-month USD LIBOR + 3.5%), 7/21/25 United States 1,709,929 1,713,793
Golden Nugget, Inc., Initial Term Loan, B, 3.25%, (3-month USD
LIBOR + 2.5%), 10/04/23 .............................. United States 6,677,939 6,653,198
Hilton Grand Vacations Borrower LLC, Initial Term Loan, 3.5%,
(1-month USD LIBOR + 3%), 8/02/28 ..................... United States 1,904,762 1,910,476
IRB Holding Corp., Fourth Amendment Incremental Term Loan,
4.25%, (3-month USD LIBOR + 3.25%), 12/15/27 ............ United States 4,706,989 4,712,472
Raptor Acquisition Corp., First Lien, Term Loan, B, 4.75%, (3-month
USD LIBOR + 4%), 11/01/26 ........................... United States 4,916,525 4,947,868
Station Casinos LLC, Term Loan, B1, 2.5%, (1-month USD LIBOR +
2.25%), 2/08/27 ..................................... United States 6,148 6,096
Whatabrands LLC, Initial Term Loan, B, 3.75%, (1-month USD
LIBOR + 3.25%), 8/03/28 .............................. United States 4,233,577 4,236,413
47,505,426
a a a a a a
Household Durables 1.0%
k,l
Astro One Acquisition Corp., Term Loan, TBD, 10/20/28 ......... United States 5,600,000 5,568,528
Osmosis Buyer Ltd., Initial Term Loan, B, 4.5%, (1-month USD
LIBOR + 4%), 7/31/28 ................................ United States 4,761,905 4,785,214
VC GB Holdings I Corp., First Lien, Initial Term Loan, 4%, (3-month
USD LIBOR + 3.5%), 7/21/28 ........................... United States 3,035,037 3,027,191
13,380,933
a a a a a a
Household Products 0.4%
c,h,m
FGI Operating Co. LLC, Term Loan, 11%, PIK, (3-month USD LIBOR
+ 10%), 5/16/22 ..................................... United States 38,376,727 5,172,303
Insurance 3.8%
Acrisure LLC,
First Lien, 2020 Term Loan, 3.632%, (3-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 4,925,000 4,868,362
First Lien, 2021-1 Additional Term Loan, 4.25%, (3-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 2,282,609 2,278,797
Alliant Holdings Intermediate LLC,
2018 Initial Term Loan, 3.337%, (1-month USD LIBOR + 3.25%),
5/09/25 ........................................... United States 8,215,221 8,155,743
2020 New Term Loan, 4.25%, (1-month USD LIBOR + 3.75%),
11/05/27 .......................................... United States 1,066,329 1,066,329
k,l
Term Loan, B4, TBD, 11/19/27 .......................... United States 4,728,945 4,724,807
AssuredPartners , Inc.,
2020 February Refinancing Term Loan, 3.587%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 8,972,182 8,923,597
2021 Term Loan, 4%, (1-month USD LIBOR + 3.5%), 2/12/27 ... United States 2,037,557 2,035,265
Asurion LLC,
New Term Loan, B8, 3.337%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 8,937,263 8,857,677
New Term Loan, B9, 3.337%, (1-month USD LIBOR + 3.25%),
7/31/27 ........................................... United States 3,557,630 3,527,247
Second Lien, New Term Loan, B3, 5.337%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 195,987 195,480

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
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Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Insurance (continued)
Second Lien, New Term Loan, B4, 5.337%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 6,726,293 $ 6,704,567
51,337,871
a a a a a a
Internet & Direct Marketing Retail 0.5%
MH Sub I LLC (Micro Holding Corp.),
First Lien, 2020 June New Term Loan, 4.75%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 2,934,120 2,943,905
First Lien, Amendment No. 2 Initial Term Loan, 3.587%, (1-month
USD LIBOR + 3.5%), 9/13/24 ........................... United States 4,317,584 4,307,827
7,251,732
a a a a a a
IT Services 5.4%
Aptean Acquiror , Inc., First Lien, Initial Term Loan, 4.337%, (1-month
USD LIBOR + 4.25%), 4/23/26 .......................... United States 7,979,540 7,977,864
Arches Buyer, Inc., Refinancing Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 12/06/27 ............................. United States 2,968,063 2,958,787
Aventiv Technologies LLC,
First Lien, Initial Term Loan, 5.5%, (3-month USD LIBOR + 4.5%),
11/01/24 .......................................... United States 10,445,596 10,017,640
Second Lien, Initial Term Loan, 9.25%, (3-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 375,000 347,580
Barracuda Networks, Inc., First Lien, 2020 Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 2/12/25 .................. United States 2,929,314 2,937,414
Gainwell Acquisition Corp., First Lien, Term Loan, B, 4.75%,
(3-month USD LIBOR + 4%), 10/01/27 .................... United States 9,220,980 9,254,913
Hunter Holdco 3 Ltd., First Lien, Initial Dollar Term Loan, 4.75%,
(3-month USD LIBOR + 4.25%), 8/19/28 .................. United Kingdom 3,252,033 3,267,285
Neustar , Inc., First Lien, Term Loan, B5, 5.5%, (1-month USD LIBOR
+ 4.5%), 8/08/24 .................................... United States 6,035,470 6,052,067
Peraton Corp., First Lien, Term Loan, B, 4.5%, (1-month USD LIBOR
+ 3.75%), 2/01/28 ................................... United States 8,661,261 8,693,048
Pitney Bowes, Inc., Refinancing Term Loan, B, 4.09%, (1-month USD
LIBOR + 4%), 3/17/28 ................................ United States 10,945,000 10,972,362
k
Sitel Worldwide Corp., Initial Dollar Term Loan, 4.25%, (3-month
USD LIBOR + 3.75%), 8/28/28 .......................... France 3,076,714 3,085,851
Thrasio LLC, Initial Term Loan, 8%, (3-month USD LIBOR + 7%),
12/18/26 .......................................... United States 2,493,719 2,493,719
TIBCO Software, Inc., Term Loan, B3, 3.84%, (1-month USD LIBOR
+ 3.75%), 6/30/26 ................................... United States 5,337,139 5,256,255
73,314,785
a a a a a a
Leisure Products 1.0%
k
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan, 4.5%, (1-month USD LIBOR + 3.5%),
12/16/24 .......................................... United States 8,834,204 8,737,601
k
Motion Acquisition Ltd.,
Term Loan, B1, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 4,238,282 4,137,941
Term Loan, B2, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 604,218 589,913
13,465,455
a a a a a a
Life Sciences Tools & Services 0.3%
ICON plc, U.S. Term Loan, 3%, (3-month USD LIBOR + 2.5%),
7/03/28 ........................................... Ireland 743,928 744,857
k,l
Parexel International Corp., Term Loan, TBD, 8/11/28 .......... United States 2,783,871 2,788,896
3,533,753
a a a a a a

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Country
Principal
Amount
*
a
Value
a a a a a a
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Senior Floating Rate Interests
(continued)
Machinery 0.9%
k
ASP Blade Holdings, Inc., Initial Term Loan, 4.5%, (1-month USD
LIBOR + 4%), 10/13/28 ............................... United States 1,711,864 $ 1,716,854
Tiger Acquisition LLC, First Lien, Initial Term Loan, 3.75%, (3-month
USD LIBOR + 3.25%), 6/01/28 .......................... United States 2,931,429 2,915,863
TK Elevator Midco GmbH, USD Term Loan, B1, 4%, (6-month USD
LIBOR + 3.5%), 7/30/27 ............................... Germany 4,461,530 4,474,424
UTEX Industries, Inc.,
First Out Term Loan, 8.5%, (1-month USD LIBOR + 7%), 12/03/24 United States 1,539,398 1,552,229
h
Second Out Term Loan, 5.75%, PIK, (1-month USD LIBOR +
3.75%), 12/03/25 .................................... United States 1,741,382 1,717,331
12,376,701
a a a a a a
Media 5.1%
Cengage Learning, Inc., First Lien, Term Loan, B, 5.75%, (3-month
USD LIBOR + 4.75%), 7/14/26 .......................... United States 10,565,741 10,633,415
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 3.629%,
(2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5%),
8/21/26 ........................................... United States 9,508,265 9,370,538
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.34%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 10,393,854 10,177,870
Gray Television, Inc., Term Loan, B2, 2.332%, (1-month USD LIBOR
+ 2.25%), 2/07/24 ................................... United States 3,457,244 3,449,552
k
McGraw-Hill Education, Inc., Initial Term Loan, 5.25%, (1-month USD
LIBOR + 4.75%), 7/28/28 .............................. United States 6,556,563 6,518,305
Nexstar Media, Inc., Term Loan, B3, 2.337%, (1-month USD LIBOR
+ 2.25%), 1/17/24 ................................... United States 1,618,301 1,616,836
k,l
Radiate Holdco LLC, Covenant-lite Term Loan, B, TBD, 9/25/26 ... United States 8,931,566 8,919,910
k
Radiate HoldCo LLC, Term Loan, B, 4.25%, (1-month USD LIBOR +
3.5%), 9/25/26 ...................................... United States 3,626,872 3,622,138
Sinclair Television Group, Inc., Term Loan, B, 2.34%, (1-month USD
LIBOR + 2.25%), 1/03/24 .............................. United States 1,803,522 1,786,055
Univision Communications, Inc.,
First Lien, 2021 Replacement Converted Term Loan, 4%, (1-month
USD LIBOR + 3.25%), 3/15/26 .......................... United States 2,307,504 2,310,388
k,l
Term Loan, B, TBD, 5/05/28 ............................ United States 5,508,696 5,512,992
Virgin Media Bristol LLC, Term Loan, Q, 3.34%, (1-month USD
LIBOR + 3.25%), 1/31/29 .............................. United States 3,155,393 3,157,807
WideOpenWest Finance LLC, Eighth Amendment Term Loan, B,
4.25%, (1-month USD LIBOR + 3.25%), 8/18/23 ............. United States 2,701,900 2,703,103
69,778,909
a a a a a a
Metals & Mining 0.5%
U.S. Silica Co., Term Loan, 5%, (1-month USD LIBOR + 4%),
5/01/25 ........................................... United States 7,292,608 7,164,988
Multiline Retail 0.1%
Franchise Group, Inc., First Lien, Initial Term Loan, 5.5%, (3-month
USD LIBOR + 4.75%), 3/10/26 .......................... United States 1,295,402 1,305,118
Oil, Gas & Consumable Fuels 1.0%
b
Quarternorth Energy Holding, Inc., Second Lien, Initial New Term
Loan, 9%, (3-month USD LIBOR + 8%), 8/27/26 ............. United States 13,723,697 13,818,047
Personal Products 1.2%
Conair Holdings LLC, First Lien, Initial Term Loan, 4.25%, (3-month
USD LIBOR + 3.75%), 5/17/28 .......................... United States 4,654,844 4,660,174
Coty, Inc., USD Term Loan, B, 2.337%, (1-month USD LIBOR +
2.25%), 4/07/25 ..................................... United States 2,927,353 2,890,762

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
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Amount
*
a
Value
a a a a a a
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Senior Floating Rate Interests
(continued)
Personal Products (continued)
Sunshine Luxembourg VII SARL, Term Loan, B3, 4.5%, (3-month
USD LIBOR + 3.75%), 10/01/26 ......................... Luxembourg 9,274,992 $ 9,305,182
16,856,118
a a a a a a
Pharmaceuticals 0.4%
Bausch Health Cos., Inc., Initial Term Loan, 3.087%, (1-month USD
LIBOR + 3%), 6/02/25 ................................ United States 2,529,010 2,526,127
Organon & Co., Dollar Term Loan, 3.5%, (3-month USD LIBOR +
3%), 6/02/28 ....................................... United States 3,340,277 3,352,118
5,878,245
a a a a a a
Professional Services 0.9%
CCRR Parent, Inc., First Lien, Initial Term Loan, 4.5%, (3-month USD
LIBOR + 3.75%), 3/06/28 .............................. United States 1,625,060 1,634,713
CHG Healthcare Services, Inc., First Lien, Term Loan, 4%, (3-month
USD LIBOR + 3.5%), 9/29/28 ........................... United States 3,446,154 3,451,978
Dun & Bradstreet Corp. (The), Initial Term Loan, 3.338%, (1-month
USD LIBOR + 3.25%), 2/06/26 .......................... United States 3,000,102 2,991,536
k,l
Medical Solutions LLC, Term Loan, TBD, 10/06/28 ............. United States 2,369,231 2,373,673
UKG, Inc., First Lien, 2021 Incremental Term Loan, 4%, (3-month
USD LIBOR + 3.25%), 5/04/26 .......................... United States 2,225,624 2,232,123
12,684,023
a a a a a a
Real Estate Management & Development 0.3%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.837%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 3,661,414 3,641,954
Road & Rail 1.7%
Avis Budget Car Rental LLC, New Term Loan, B, 1.84%, (1-month
USD LIBOR + 1.75%), 8/06/27 .......................... United States 3,301,306 3,236,320
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 19,825,761 19,937,380
23,173,700
a a a a a a
Software 11.3%
athenahealth , Inc., First Lien, Term Loan, B1, 4.377%, (3-month USD
LIBOR + 4.25%), 2/11/26 .............................. United States 11,720,291 11,771,567
Atlas Purchaser, Inc., First Lien, Initial Term Loan, 6%, (3-month
USD LIBOR + 5.25%), 5/08/28 .......................... United States 3,083,182 3,049,791
k,l
Bali Finco , Inc., Term Loan, TBD, 6/30/26 ................... United States 2,051,282 2,021,795
Cloudera, Inc.,
First Lien, Initial Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 10/08/28 .................................... United States 4,879,091 4,877,579
Second Lien, Initial Term Loan, 6.5%, (1-month USD LIBOR + 6%),
10/08/29 .......................................... United States 2,723,141 2,733,352
ConnectWise LLC, Initial Term Loan, 4%, (3-month USD LIBOR +
3.5%), 9/29/28 ...................................... United States 3,000,000 3,000,270
Cornerstone OnDemand , Inc., First Lien, Initial Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 10/16/28 ................. United States 6,871,084 6,870,226
DCert Buyer, Inc.,
First Lien, Initial Term Loan, 4.087%, (1-month USD LIBOR + 4%),
10/16/26 .......................................... United States 12,795,694 12,818,919
Second Lien, First Amendment Refinancing Term Loan, 7.087%,
(1-month USD LIBOR + 7%), 2/19/29 ..................... United States 2,168,879 2,194,439
ECI Macola /MAX Holding LLC, First Lien, Initial Term Loan, 4.5%,
(3-month USD LIBOR + 3.75%), 11/09/27 .................. United States 5,654,966 5,678,830

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a a
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Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Software (continued)
Epicor Software Corp., Term Loan, C, 4%, (1-month USD LIBOR +
3.25%), 7/30/27 ..................................... United States 5,325,142 $ 5,326,607
Greeneden U.S. Holdings I LLC, 2020 Initial Dollar Term Loan,
4.75%, (1-month USD LIBOR + 4%), 12/01/27 .............. United States 8,022,628 8,050,186
Hyland Software, Inc.,
First Lien, 2018 Refinancing Term Loan, 4.25%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 7,055,130 7,070,193
Second Lien, 2021 Refinancing Term Loan, 7%, (1-month USD
LIBOR + 6.25%), 7/07/25 .............................. United States 106,061 107,651
Idera , Inc., First Lien, Term Loan, B1, 4.5%, (3-month USD LIBOR +
3.75%), 3/02/28 ..................................... United States 9,500,424 9,501,421
IGT Holding IV AB, Term Loan, B2, 4.25%, (3-month USD LIBOR +
3.75%), 3/31/28 ..................................... Sweden 4,132,567 4,137,733
Ivanti Software, Inc.,
First Lien, First Amendment Term Loan, 4.75%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 304,874 304,621
First Lien, Initial Term Loan, 5.75%, (3-month USD LIBOR +
4.75%), 12/01/27 .................................... United States 5,472,500 5,477,617
LogMeIn, Inc., First Lien, Initial Term Loan, 4.834%, (1-month USD
LIBOR + 4.75%), 8/31/27 .............................. United States 5,889,903 5,888,990
Mitchell International, Inc.,
First Lien, Initial Term Loan, 4.25%, (1-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 7,037,560 6,984,989
Second Lien, Initial Term Loan, 7%, (1-month USD LIBOR + 6.5%),
10/15/29 .......................................... United States 428,571 432,804
Perforce Software, Inc., First Lien, New Term Loan, 3.837%,
(1-month USD LIBOR + 3.75%), 7/01/26 .................. United States 5,599,759 5,562,772
Polaris Newco LLC, First Lien, Dollar Term Loan, 4.5%, (3-month
USD LIBOR + 4%), 6/02/28 ............................ United States 8,816,667 8,847,613
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term
Loan, 4.09%, (1-month USD LIBOR + 4%), 4/26/24 .......... United States 4,843,922 4,844,431
Quest Software US Holdings, Inc., First Lien, Initial Term Loan,
4.379%, (3-month USD LIBOR + 4.25%), 5/16/25 ............ United States 5,899,425 5,901,018
RealPage , Inc., First Lien, Initial Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 4/24/28 .............................. United States 6,439,631 6,433,771
Rocket Software, Inc., First Lien, Initial Term Loan, 4.337%, (1-month
USD LIBOR + 4.25%), 11/28/25 ......................... United States 1,989,796 1,986,065
Sovos Compliance LLC, First Lien, Initial Term Loan, 5%, (3-month
USD LIBOR + 4.5%), 8/11/28 ........................... United States 1,255,918 1,264,942
UKG, Inc., First Lien, Initial Term Loan, 3.837%, (1-month USD
LIBOR + 3.75%), 5/04/26 .............................. United States 4,284,422 4,296,204
Vision Solutions, Inc. (Precisely Software, Inc.), First Lien, Third
Amendment Term Loan, 4.75%, (3-month USD LIBOR + 4%),
4/24/28 ........................................... United States 6,002,642 6,006,423
153,442,819
a a a a a a
Specialty Retail 1.8%
Evergreen AcqCo 1 LP, Initial Term Loan, 6.5%, (3-month USD
LIBOR + 5.75%), 4/26/28 .............................. United States 3,592,105 3,622,028
Michaels Cos., Inc. (The), Term Loan, B, 5%, (3-month USD LIBOR
+ 4.25%), 4/15/28 ................................... United States 6,044,850 6,043,913
PetSmart LLC, Initial Term Loan, 4.5%, (3-month USD LIBOR +
3.75%), 2/11/28 ..................................... United States 3,722,772 3,732,414
Rent-A-Center, Inc., 2021 Initial Term Loan, 3.75%, (1-month USD
LIBOR + 3.25%), 2/17/28 .............................. United States 1,621,755 1,629,361
k,l
Restoration Hardware, Inc., Initial Term Loan, TBD, 10/20/28 ..... United States 3,676,471 3,677,243

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Specialty Retail (continued)
SRS Distribution, Inc., 2021 Refinancing Term Loan, 4.25%,
(3-month USD LIBOR + 3.75%), 6/02/28 .................. United States 3,653,096 $ 3,657,662
Woof Holdings, Inc., First Lien, Initial Term Loan, 4.5%, (3-month
USD LIBOR + 3.75%), 12/21/27 ......................... United States 2,356,056 2,361,958
24,724,579
a a a a a a
Technology Hardware, Storage & Peripherals 1.2%
Amentum Government Services Holdings LLC,
First Lien, Term Loan, 1, 3.587%, (1-month USD LIBOR + 3.5%),
1/29/27 ........................................... United States 2,666,250 2,661,810
First Lien, Term Loan, 2, 5.5%, (3-month USD LIBOR + 4.75%),
1/29/27 ........................................... United States 3,085,147 3,095,760
k
Electronics for Imaging, Inc., First Lien, Initial Term Loan, 5.087%,
(1-month USD LIBOR + 5%), 7/23/26 ..................... United States 3,989,848 3,756,063
Magenta Buyer LLC, First Lien, Initial Term Loan, 5.75%, (3-month
USD LIBOR + 5%), 7/27/28 ............................ United States 7,206,099 7,165,565
16,679,198
a a a a a a
Textiles, Apparel & Luxury Goods 0.4%
Champ Acquisition Corp., First Lien, Initial Term Loan, 5.662%,
(3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5%),
12/19/25 .......................................... United States 2,876,611 2,896,977
Tory Burch LLC, Initial Term Loan, B, 4%, (1-month USD LIBOR +
3.5%), 4/16/28 ...................................... United States 2,763,272 2,770,429
5,667,406
a a a a a a
Transportation Infrastructure 0.3%
First Student Bidco , Inc.,
Initial Term Loan, B, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 719,807 715,762
Initial Term Loan, C, 3.5%, (3-month USD LIBOR + 3%), 7/21/28 United States 265,700 264,207
k
LaserShip , Inc., First Lien, Initial Term Loan, 5.25%, (3-month USD
LIBOR + 4.5%), 5/07/28 ............................... United States 3,508,772 3,519,754
4,499,723
a a a a a a
Total Senior Floating Rate Interests (Cost $1,106,206,819) ........................
1,089,901,837
Asset-Backed Securities 0.7%
Diversified Financial Services 0.7%
g,n
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 2.032% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 ............................... United States 7,000,000 7,007,350
g,n
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 2.225% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 ................... United States 2,000,000 2,005,246
g,n
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 2.124% , ( 3-month
USD LIBOR + 2% ), 10/25/31 ........................... United States 500,000 500,799
9,513,395
a a a a a a
Total Asset-Backed Securities (Cost $9,500,000) ................................
9,513,395
Shares/Units
Escrows and Litigation Trusts 0.0%
a,c
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,c
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
See Abbreviations on page 156 .
a a
Country Shares/Units
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,c
Remington Outdoor Co., Inc., Litigation Units ................. United States 170,300 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,348,004,593) .............................
1,322,190,447
a
Short Term Investments 8.4%
a a
Country Shares
a
Value
a
Money Market Funds 5.0%
e,o
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 68,461,270 68,461,270
Total Money Market Funds (Cost $68,461,270) ..................................
68,461,270
Principal
Amount
*
a a a a a
Repurchase Agreements 3.4%
p
Joint Repurchase Agreement, 0.02%, 11/01/21 (Maturity Value
$45,676,165)
BNP Paribas Securities Corp. (Maturity Value $30,134,393)
Deutsche Bank Securities, Inc. (Maturity Value $5,496,670)
HSBC Securities (USA) Inc. (Maturity Value $10,045,102)
Collateralized by U.S. Government Agency Securities, 4% - 5%,
10/20/40 - 2/20/49; U.S. Treasury Bill, Discount Note, 4/28/22; and
U.S. Treasury Note, 2.5%, 1/31/24 (valued at $46,624,499) .... 45,676,089 45,676,089
Total Repurchase Agreements (Cost $45,676,089) ...............................
45,676,089
q
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Country
Repurchase Agreements 0.0%
†
p
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 11/01/21
(Maturity Value $7)
Collateralized by U.S. Treasury Bond, 6.25%, 8/15/23; U.S.
Treasury Bond, Strip, 11/15/22; U.S. Treasury Notes, 0.125%
- 2.625%, 9/30/22 - 5/31/26; and U.S. Treasury Bills, Discount
Notes, 2/24/22 - 9/08/22 (valued at $7) .................... 7 7
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7) ...................................................................
7
Total Short Term Investments (Cost $114,137,366 ) ...............................
114,137,366
a
Total Investments (Cost $1,462,141,959) 105.4% ................................
$1,436,327,813
Other Assets, less Liabilities (5.4)% ...........................................
(72,781,877)
Net Assets 100.0% ...........................................................
$1,363,545,936

Franklin Investors Securities Trust
Statement of Investments
Franklin Floating Rate Daily Access Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 12 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
d
See Note 9 regarding restricted securities.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
A portion or all of the security is on loan at October 31, 2021. See Note 1(g).
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $61,301,275, representing 4.5% of net assets.
h
Income may be received in additional securities and/or cash.
i
See Note 1(j) regarding senior floating rate interests.
j
The coupon rate shown represents the rate at period end.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
See Note 7 regarding defaulted securities.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
The rate shown is the annualized seven-day effective yield at period end.
p
See Note 1(c) regarding joint repurchase agreement.
q
See Note 1(g) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.54 $9.65 $9.60 $9.84 $9.89
Income from investment operations
a
:
Net investment income .......................... 0.105
b
0.244
b
0.290 0.237 0.170
Net realized and unrealized gains (losses) ........... 0.170 (0.079) 0.068 (0.185) (0.023)
Total from investment operations .................... 0.275 0.165 0.358 0.052 0.147
Less distributions from:
Net investment income and net foreign currency gains .. (0.265) (0.275) (0.308) (0.292) (0.197)
Net asset value, end of year ....................... $9.55 $9.54 $9.65 $9.60 $9.84
Total return
c
................................... 2.90% 1.77% 3.78% 0.54% 1.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.94% 0.94% 0.96% 0.96%
Expenses net of waiver and payments by affiliates
d
...... 0.67% 0.67% 0.68% 0.72% 0.80%
Net investment income ........................... 1.09% 2.58% 2.99% 2.43% 1.73%
Supplemental data
Net assets, end of year (000’s) ..................... $1,915,410 $1,778,666 $1,631,123 $1,499,579 $1,519,902
Portfolio turnover rate ............................ 85.02%
e
93.23% 51.93%
e
56.12% 50.40%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 56.22%
e
67.97% 51.93%
e
44.01% 45.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) .
f
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.50 $9.61 $9.56 $9.80 $9.86
Income from investment operations
a
:
Net investment income .......................... 0.068
b
0.205
b
0.251 0.168 0.121
Net realized and unrealized gains (losses) ........... 0.169 (0.074) 0.068 (0.155) (0.015)
Total from investment operations .................... 0.237 0.131 0.319 0.013 0.106
Less distributions from:
Net investment income and net foreign currency gains .. (0.227) (0.242) (0.269) (0.253) (0.166)
Net asset value, end of year ....................... $9.51 $9.50 $9.61 $9.56 $9.80
Total return
c
................................... 2.50% 1.42% 3.38% 0.14% 1.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.35% 1.34% 1.34% 1.36% 1.36%
Expenses net of waiver and payments by affiliates
d
...... 1.08% 1.07% 1.08% 1.12% 1.20%
Net investment income ........................... 0.71% 2.18% 2.59% 2.03% 1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $99,990 $117,893 $135,372 $130,206 $174,754
Portfolio turnover rate ............................ 85.02%
e
93.23% 51.93%
e
56.12% 50.40%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 56.22%
e
67.97% 51.93%
e
44.01% 45.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) .
f
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended October 31, Year Ended
October 31,
2019
a
2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $9.54 $9.65 $9.65
Income from investment operations
b
:
Net investment income ................................................... 0.077
c
0.219
c
0.012
Net realized and unrealized gains (losses) .................................... 0.174 (0.073) 0.001
Total from investment operations ............................................. 0.251 0.146 0.013
Less distributions from:
Net investment income and net foreign currency gains ........................... (0.241) (0.256) (0.013)
Net asset value, end of year ................................................ $9.55 $9.54 $9.65
Total return
d
............................................................ 2.64% 1.57% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ............................... 1.17% 1.17% 1.19%
Expenses net of waiver and payments by affiliates
f
............................... 0.92% 0.90% 0.93%
Net investment income .................................................... 0.81% 2.33% 2.73%
Supplemental data
Net assets, end of year (000’s) .............................................. $198 $95 $18
Portfolio turnover rate ..................................................... 85.02%
g
93.23% 51.93%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
............................. 56.22%
g
67.97% 51.93%
g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
h
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.61 $9.71 $9.66 $9.90 $9.94
Income from investment operations
a
:
Net investment income .......................... 0.141
b
0.277
b
0.326 0.271 0.214
Net realized and unrealized gains (losses) ........... 0.159 (0.071) 0.071 (0.178) (0.025)
Total from investment operations .................... 0.300 0.206 0.397 0.093 0.189
Less distributions from:
Net investment income and net foreign currency gains .. (0.300) (0.306) (0.347) (0.333) (0.229)
Net asset value, end of year ....................... $9.61 $9.61 $9.71 $9.66 $9.90
Total return .................................... 3.15% 2.20% 4.17% 0.96% 1.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.58% 0.56% 0.55% 0.53%
Expenses net of waiver and payments by affiliates
c
...... 0.30% 0.30% 0.30% 0.31% 0.39%
Net investment income ........................... 1.46% 2.92% 3.37% 2.84% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $543,485 $553,603 $1,003,208 $1,017,856 $591,622
Portfolio turnover rate ............................ 85.02%
d
93.23% 51.93%
d
56.12% 50.40%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 56.22%
d
67.97% 51.93%
d
44.01% 45.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h) .
e
See Note 1( i ) mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.60 $9.70 $9.65 $9.89 $9.94
Income from investment operations
a
:
Net investment income .......................... 0.128
b
0.269
b
0.315 0.264 0.209
Net realized and unrealized gains (losses) ........... 0.161 (0.073) 0.069 (0.187) (0.042)
Total from investment operations .................... 0.289 0.196 0.384 0.077 0.167
Less distributions from:
Net investment income and net foreign currency gains .. (0.289) (0.297) (0.334) (0.317) (0.217)
Net asset value, end of year ....................... $9.60 $9.60 $9.70 $9.65 $9.89
Total return .................................... 3.03% 2.10% 4.04% 0.80% 1.70%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.69% 0.69% 0.71% 0.71%
Expenses net of waiver and payments by affiliates
c
...... 0.42% 0.42% 0.43% 0.47% 0.55%
Net investment income ........................... 1.33% 2.83% 3.24% 2.68% 1.98%
Supplemental data
Net assets, end of year (000’s) ..................... $251,429 $229,233 $254,314 $214,339 $428,838
Portfolio turnover rate ............................ 85.02%
d
93.23% 51.93%
d
56.12% 50.40%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 56.22%
d
67.97% 51.93%
d
44.01% 45.29%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
e
See Note 1(i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 2,835 733
Total Common Stocks (Cost $135,230) .........................................
733
Management Investment Companies 4.5%
Capital Markets 4.5%
d
Franklin Floating Rate Income Fund ....................... United States 14,835,570 120,909,895
d
Franklin Liberty High Yield Corporate ETF ................... United States 259,500 6,801,288
127,711,183
Total Management Investment Companies (Cost $133,781,192) ...................
127,711,183
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 1,093 —
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 1,366 —
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,757 —
—
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 146 803
Total Warrants (Cost $—) .....................................................
803
Principal
Amount
*
Corporate Bonds 19.5%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 10,400,000 10,420,885
General Dynamics Corp. , Senior Note , 3.25% , 4/01/25 .........
United States 4,000,000 4,260,443
e
TransDigm , Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,567,500
16,248,828
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 1,700,000 1,679,175
Airlines 0.3%
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,300,000 1,365,325
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 4,600,000 4,909,131
e
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 2,100,000 2,207,625
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 300,000 310,716
8,792,797
Auto Components 0.0%
†
Aptiv Corp. , Senior Bond , 4.15% , 3/15/24 ...................
United States 900,000 960,660

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks 3.5%
Bank of America Corp. ,
Senior Note, 3.55% to 3/05/23, FRN thereafter, 3/05/24 ....... United States 10,350,000 $ 10,738,939
Senior Note, 2.015% to 2/13/25, FRN thereafter, 2/13/26 ...... United States 3,500,000 3,566,539
Barclays plc , Senior Note , 4.61% to 2/15/22, FRN thereafter , 2/15/23
United Kingdom 6,300,000 6,372,852
Citigroup, Inc. ,
Senior Note, 3.106% to 4/08/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,848,593
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,901,015
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 881,448
Senior Note, 3.262% to 3/13/22, FRN thereafter, 3/13/23 ...... United Kingdom 1,400,000 1,413,935
Senior Note, 2.013% to 9/22/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 7,492,044
JPMorgan Chase & Co. ,
Senior Note, 2.083% to 4/22/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 18,570,077
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 9,033,690
e
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 6,425,382
e
Societe Generale SA , Senior Note , 144A, 1.792% to 6/09/26, FRN
thereafter , 6/09/27 ................................... France 3,900,000 3,840,889
e
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 3,800,000 3,737,112
Wells Fargo & Co. ,
Senior Note, 2.188% to 4/30/25, FRN thereafter, 4/30/26 ...... United States 13,400,000 13,699,824
Sub. Bond, 4.1%, 6/03/26 ............................. United States 3,000,000 3,290,869
98,813,208
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Note , 3.65% , 2/01/26 ........................... Belgium 8,000,000 8,700,060
e
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ........................................... United Kingdom 4,400,000 4,349,661
13,049,721
Biotechnology 0.2%
AbbVie, Inc. ,
Senior Bond, 3.6%, 5/14/25 ............................ United States 4,510,000 4,836,972
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 646,848
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 528,807
6,012,627
Capital Markets 1.1%
Credit Suisse Group AG , Senior Note , 4.55% , 4/17/26 ..........
Switzerland 8,000,000 8,891,398
Goldman Sachs Group, Inc. (The) , Senior Bond , 3.75% , 2/25/26 ..
United States 6,500,000 7,047,632
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,501,866
Senior Note, 2.188% to 4/28/25, FRN thereafter, 4/28/26 ...... United States 3,800,000 3,890,765
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 8,670,152
30,001,813

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 0.6%
e,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 322,028 $ 332,147
e
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 7,100,000 7,213,813
Methanex Corp. , Senior Bond , 4.25% , 12/01/24 ...............
Canada 1,500,000 1,584,375
e
SABIC Capital II BV , Senior Bond , 144A, 4.5% , 10/10/28 ........ Saudi Arabia 400,000 455,117
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 .........
South Africa 6,300,000 6,985,125
16,570,577
Commercial Services & Supplies 0.0%
†
e
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 1,200,000 EUR 1,380,561
Communications Equipment 0.1%
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,500,000 1,487,423
Consumer Finance 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3% , 10/29/28 .................................. Ireland 3,000,000 3,043,857
Capital One Financial Corp. , Senior Note , 3.05% , 3/09/22 .......
United States 13,800,000 13,899,470
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,100,000 1,112,134
18,055,461
Containers & Packaging 0.1%
e
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 1,000,000 1,053,750
e
Sealed Air Corp. , Senior Bond , 144A, 5.25% , 4/01/23 .......... United States 950,000 994,412
2,048,162
Diversified Financial Services 0.3%
g
Cia Securitizadora de Creditos Financeiros Vert -Fintech , 12 , Senior
Secured Note , FRN , 0% , ( BZDIOVRA + 5.75% ), 2/14/24 ...... Brazil 7,676,000 BRL 1,675,400
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 6,342,688
8,018,088
Diversified Telecommunication Services 1.0%
AT&T, Inc. , Senior Bond , 4.125% , 2/17/26 ...................
United States 7,000,000 7,723,275
e
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Note ,
144A, 4% , 3/01/23 ................................... United States 1,700,000 1,702,125
e
Iliad Holding SAS , Senior Secured Note , 144A, 6.5% , 10/15/26 ... France 2,000,000 2,063,340
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 .....
United States 15,700,000 15,667,778
27,156,518
Electric Utilities 1.0%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 ...................
United States 7,000,000 7,505,251
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 5,051,428
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 8,591,688
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 6,850,000 7,297,903
28,446,270
Energy Equipment & Services 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Note , 2.773% , 12/15/22 ............................... United States 8,800,000 8,999,582

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.7%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 3,500,000 $ 3,605,000
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 1,984,500
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 3,452,625
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 3,299,932
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 6,698,969
19,041,026
Equity Real Estate Investment Trusts (REITs) 0.1%
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.5% ,
2/15/25 ........................................... United States 3,000,000 3,056,250
Food & Staples Retailing 0.1%
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 3,086,325
Health Care Equipment & Supplies 0.0%
†
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 300,000 343,429
Health Care Providers & Services 0.6%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,774,398
Cigna Corp. , Senior Note , 1.25% , 3/15/26 ...................
United States 8,300,000 8,210,948
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 105,000 114,639
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 15,761
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ..........
United States 4,150,000 4,473,607
15,589,353
Hotels, Restaurants & Leisure 1.0%
e
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 2,340,000 2,383,875
e
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 394,218
e
International Game Technology plc , Senior Secured Note , 144A,
4.125% , 4/15/26 ..................................... United States 1,800,000 1,851,750
e
Melco Resorts Finance Ltd. , Senior Note , 144A, 4.875% , 6/06/25 . Hong Kong 2,800,000 2,772,700
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,450,000 5,470,438
e
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 5,800,000 5,916,000
e
Sands China Ltd. , Senior Note , 144A, 2.3% , 3/08/27 ........... Macau 3,400,000 3,221,670
e
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 2,600,000 2,527,642
e
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 2,500,000 2,338,325
26,876,618
Independent Power and Renewable Electricity Producers 0.1%
e
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 1,400,000 1,379,427
e
Talen Energy Supply LLC , Senior Note , 144A, 10.5% , 1/15/26 .... United States 1,500,000 994,627
2,374,054
Interactive Media & Services 0.7%
Baidu, Inc. , Senior Note , 4.375% , 5/14/24 ...................
China 6,500,000 6,980,738
e
Tencent Holdings Ltd. ,
Senior Note, 144A, 2.985%, 1/19/23 ..................... China 9,200,000 9,408,133
Senior Note, 144A, 1.81%, 1/26/26 ...................... China 3,000,000 2,997,586
19,386,457

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd. ,
Senior Note, 2.8%, 6/06/23 ............................ China 1,100,000 $ 1,133,990
Senior Note, 3.6%, 11/28/24 ........................... China 11,000,000 11,703,982
Amazon.com, Inc. , Senior Note , 2.4% , 2/22/23 ...............
United States 2,550,000 2,612,074
15,450,046
IT Services 0.2%
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 5,289,636
Machinery 0.0%
†
e
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,200,000 1,279,224
Media 0.7%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 8,000,000 8,899,281
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 2,000,000 2,107,500
Fox Corp. , Senior Note , 3.05% , 4/07/25 .....................
United States 2,000,000 2,112,467
e
Sirius XM Radio, Inc. , Senior Note , 144A, 3.125% , 9/01/26 ...... United States 2,000,000 2,005,000
e
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 3,700,000 3,760,125
18,884,373
Metals & Mining 0.0%
†
e
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,000,000 998,750
Multiline Retail 0.0%
a,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,036,936 —
a,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 371,816 —
—
Multi-Utilities 0.0%
†
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .........
United States 1,300,000 1,370,316
Oil, Gas & Consumable Fuels 2.3%
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 1,500,000 1,618,860
BP Capital Markets America, Inc. , Senior Note , 3.41% , 2/11/26 ...
United States 7,000,000 7,548,965
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ...........
Canada 2,211,000 2,484,629
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 5,800,000 6,494,413
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,568,423
Continental Resources, Inc. , Senior Note , 4.375% , 1/15/28 ......
United States 6,900,000 7,538,250
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 .............
United States 5,200,000 5,759,132
EnLink Midstream Partners LP , Senior Bond , 4.85% , 7/15/26 .....
United States 4,700,000 4,893,945
e
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 1,300,000 1,299,857
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 3,044,699
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 7,456,385
Occidental Petroleum Corp. ,
Senior Note, 3.45%, 7/15/24 ........................... United States 3,000,000 3,078,435
Senior Note, 5.5%, 12/01/25 ........................... United States 500,000 550,625
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 2,000,000 2,203,211
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 2,246,324

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 ...........
United States 2,300,000 $ 2,500,738
63,286,891
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 .............
United Kingdom 5,835,000 6,155,925
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 600,000 595,710
6,751,635
Pharmaceuticals 0.7%
AstraZeneca plc , Senior Note , 0.7% , 4/08/26 .................
United Kingdom 6,300,000 6,122,257
e
Bayer US Finance II LLC ,
Senior Note, 144A, 3.875%, 12/15/23 .................... Germany 5,800,000 6,126,270
Senior Note, 144A, 4.25%, 12/15/25 ..................... Germany 4,600,000 5,044,917
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 2,551,000 2,685,805
Royalty Pharma plc , Senior Note , 1.75% , 9/02/27 .............
United States 700,000 686,927
20,666,176
Real Estate Management & Development 0.1%
e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 2,200,000 2,287,280
e
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 700,000 EUR 781,345
3,068,625
Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products, Inc. , Senior Bond , 3.45% , 6/15/27 ...
United States 800,000 869,379
e
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 9,713,130
10,582,509
Specialty Retail 0.0%
†
e,g
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 527,308
Thrifts & Mortgage Finance 0.4%
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 7,178,898
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 3,000,000 3,341,250
10,520,148
Tobacco 0.3%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 4,331,466
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 3,695,000 3,997,434
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 731,430
9,060,330
Wireless Telecommunication Services 0.1%
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 700,000 739,375
T-Mobile USA, Inc. , Senior Note , 2.25% , 2/15/26 ..............
United States 3,000,000 3,018,750
3,758,125
Total Corporate Bonds (Cost $546,847,457) .....................................
548,969,075

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a a
Country
Principal
Amount
*
a
Value
a a a a a a
g,h
Senior Floating Rate Interests 1.0%
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 1,784,719 $ 1,746,330
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 959,527 938,887
2,685,217
a a a a a a
Airlines 0.3%
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 6,900,000 6,981,938
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 2,204,129 2,172,621
9,154,559
a a a a a a
Diversified Consumer Services 0.0%
†
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 1,621,872 1,609,813
Entertainment 0.1%
Diamond Sports Group LLC , Term Loan , 3.34% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 1,719,298 915,526
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.84% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 1,397,336 1,373,658
2,289,184
a a a a a a
Leisure Products 0.2%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 2,383,988 2,357,919
Motion Acquisition Ltd. ,
Term Loan, B1, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 2,444,506 2,386,633
Term Loan, B2, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 348,494 340,243
5,084,795
a a a a a a
Media 0.2%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 2,610,029 2,626,746
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.629% ,
( 2-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 3,191,858 3,145,624
5,772,370
a a a a a a
Personal Products 0.1%
Coty, Inc. , USD Term Loan, B , 2.337% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 2,257,322 2,229,106
Total Senior Floating Rate Interests (Cost $29,122,604) ..........................
28,825,044

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Marketplace Loans 1.4%
Diversified Financial Services 1.4%
a
Freedom Financial Asset Management LLC, 5.99% - 25.49%,
8/18/23 - 12/01/26 ................................... United States 5,403,339 $ 5,524,334
a
LendingClub Corp. - LCX, 5% - 28.8%, 5/10/22 - 4/14/25 ........ United States 2,458,710 2,236,008
a
LendingClub Corp., 5% - 28.8%, 9/24/21 - 3/16/25 ............. United States 7,854,773 7,427,049
a
Prosper Funding LLC, 10.5% - 28.23%, 10/26/24 - 10/28/26 ..... United States 316,100 316,100
a
Square Loans, Zero Cpn ., 3/18/22 - 4/26/23 ................. United States 20,119,873 18,736,277
a
Upgrade, Inc., 13.64% - 30.51%, 9/05/22 - 1/25/25 ............ United States 1,097,732 1,046,203
a
Upstart Network, Inc., 5.26% - 32.67%, 9/15/24 - 10/20/28 ....... United States 2,607,654 2,611,621
37,897,592
a a a a a a
Total Marketplace Loans (Cost $39,124,735) ....................................
37,897,592
Foreign Government and Agency Securities 5.8%
e
Banque Centrale de Tunisie , Senior Bond, 144A, 5.75%, 1/30/25 .. Tunisia 4,700,000 3,778,339
e
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
j
3,900,000 4,334,140
e
Belarus Government Bond, Senior Bond, 144A, 7.625%, 6/29/27 .. Belarus 3,900,000 3,805,620
Brazil Government Bond, Senior Bond, 8.75%, 2/04/25 ......... Brazil 2,720,000 3,325,227
Colombia Government Bond, Senior Bond, 8.125%, 5/21/24 ..... Colombia 5,300,000 6,118,823
e
Comision Federal de Electricidad , Senior Bond, 144A, 4.75%,
2/23/27 ........................................... Mexico 6,300,000 7,002,450
e
Dexia Credit Local SA, Senior Note, 144A, 2.375%, 9/20/22 ..... France 4,800,000 4,881,735
e
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 218,500,000 DOP 4,122,057
Ecopetrol SA, Senior Bond, 5.375%, 6/26/26 ................. Colombia 6,300,000 6,820,380
e
Egypt Government Bond, Senior Note, 144A, 5.75%, 5/29/24 .... Egypt 5,200,000 5,382,780
e,k
Electricite de France SA, Junior Sub. Bond, 144A, 5.625% to
1/22/24, FRN thereafter, Perpetual ....................... France 2,200,000 2,340,800
Equinor ASA,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 16,133,404
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,479,254
e
Export-Import Bank of India, Senior Bond, 144A, 3.875%, 2/01/28 . India 3,400,000 3,648,435
Export-Import Bank of Korea, Senior Bond, 2.875%, 1/21/25 ..... South Korea 2,000,000 2,103,927
e
Gabon Government Bond, Senior Bond, 144A, 6.95%, 6/16/25 ... Gabon 1,250,000 1,347,750
Hungary Government Bond, Senior Bond, 5.375%, 2/21/23 ...... Hungary 3,400,000 3,606,557
e
Indonesia Government Bond, Senior Note, 144A, 3.7%, 1/08/22 .. Indonesia 6,330,000 6,366,756
e
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 6,093,750 5,942,168
e
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 1,400,000 1,564,500
e
Kazakhstan Government Bond, Senior Bond, 144A, 3.875%,
10/14/24 .......................................... Kazakhstan 5,830,000 6,280,752
Korea Development Bank (The), Senior Note, 3.375%, 3/12/23 ... South Korea 7,100,000 7,369,811
e
Mongolia Government Bond, Senior Note, 144A, 8.75%, 3/09/24 .. Mongolia 1,360,000 1,530,130
e
Pakistan Government Bond, Senior Bond, 144A, 8.25%, 9/30/25 .. Pakistan 1,440,000 1,569,430
Peru Government Bond,
Senior Bond, 7.35%, 7/21/25 ........................... Peru 3,300,000 3,970,692
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 797,600
e
Petroleos Mexicanos , Senior Note, 144A, 6.875%, 10/16/25 ..... Mexico 990,000 1,082,842
Philippines Government Bond, Senior Bond, 4.2%, 1/21/24 ...... Philippines 1,600,000 1,711,648
Poland Government Bond, Senior Bond, 5%, 3/23/22 .......... Poland 4,310,000 4,386,546
e
Romania Government Bond, Senior Bond, 144A, 4.875%, 1/22/24 . Romania 6,500,000 6,999,512
e
Russia Government Bond, Senior Bond, 144A, 4.875%, 9/16/23 .. Russia 4,400,000 4,726,044
South Africa Government Bond, Senior Bond, 5.875%, 9/16/25 ... South Africa 5,640,000 6,311,386
Turkey Government Bond, Senior Note, 6.375%, 10/14/25 ....... Turkey 7,980,000 8,135,897
e
Ukraine Government Bond, Senior Bond, 144A, 7.375%, 9/25/32 . Ukraine 4,500,000 4,640,490

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
l
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 173,620,880 UYU $ 4,357,304
Total Foreign Government and Agency Securities (Cost $161,888,355) ............
161,975,186
U.S. Government and Agency Securities 36.9%
U.S. Treasury Notes ,
1.75%, 5/15/22 ..................................... United States 117,000,000 118,045,206
1.875%, 8/31/22 ..................................... United States 75,000,000 76,092,987
2%, 2/15/23 ........................................ United States 95,000,000 97,141,211
2.625%, 2/28/23 ..................................... United States 52,000,000 53,612,812
1.625%, 4/30/23 ..................................... United States 90,000,000 91,733,203
1.625%, 5/31/23 ..................................... United States 50,000,000 51,000,000
2.75%, 5/31/23 ..................................... United States 98,000,000 101,686,485
2.5%, 8/15/23 ...................................... United States 110,000,000 114,062,695
2.75%, 8/31/23 ..................................... United States 105,000,000 109,407,129
2.875%, 10/31/23 .................................... United States 52,000,000 54,455,781
2.75%, 11/15/23 ..................................... United States 80,000,000 83,642,187
2.875%, 11/30/23 .................................... United States 70,000,000 73,398,828
2.875%, 7/31/25 ..................................... United States 12,000,000 12,843,047
Total U.S. Government and Agency Securities (Cost $1,040,373,312) ..............
1,037,121,571
Asset-Backed Securities 14.1%
Airlines 0.0%
†
American Airlines Pass-Through Trust, 2016-2, AA, 3.2%, 6/15/28 . United States 39,350 40,125
United Airlines Pass-Through Trust, 2020-1, B, 4.875%, 7/15/27 .. United States 404,100 427,652
467,777
a a a a a a
Commercial Services & Supplies 0.5%
e,m
Armada Euro CLO IV DAC, 4A, B, 144A, FRN, 1.7%, 7/15/33 .... Ireland 12,400,000 EUR 14,355,263
Consumer Finance 0.5%
Discover Card Execution Note Trust, 2019-A3, A, 1.89%, 10/15/24 United States 13,340,000 13,539,788
Diversified Financial Services 13.1%
e,n
Adagio CLO VIII DAC, VIII-A, B1, 144A, FRN, 1.65%, (3-month
EURIBOR + 1.65%), 4/15/32 ........................... Ireland 500,000 EUR 578,276
e
American Homes 4 Rent Trust,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 707,385 744,460
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,401,753 5,652,674
e,n
AMMC CLO 21 Ltd., 2017-21A, C, 144A, FRN, 2.226%, (3-month
USD LIBOR + 2.1%), 11/02/30 .......................... United States 400,000 398,931
e,n
AMMC CLO XI Ltd., 2012-11A, CR2, 144A, FRN, 2.028%, (3-month
USD LIBOR + 1.9%), 4/30/31 ........................... United States 1,850,000 1,844,329
e,n
Antares CLO Ltd., 2018-1A, B, 144A, FRN, 1.781%, (3-month USD
LIBOR + 1.65%), 4/20/31 .............................. United States 6,000,000 5,993,461
e,n
Apidos CLO XXXV, 2021-35A, A, 144A, FRN, 1.181%, (3-month
USD LIBOR + 1.05%), 4/20/34 .......................... United States 19,306,000 19,340,638
e,n
Ares European CLO VIII DAC, 8A, BR, 144A, FRN, 1.6%, (3-month
EURIBOR + 1.6%), 4/17/32 ............................ Ireland 700,000 EUR 797,361
e,n
Bain Capital Credit CLO Ltd., 2018-1A, A1, 144A, FRN, 1.084%,
(3-month USD LIBOR + 0.96%), 4/23/31 .................. United States 2,000,000 1,999,900
e,n
BCC Middle Market CLO LLC, 2018-1A, A2, 144A, FRN, 2.282%,
(3-month USD LIBOR + 2.15%), 10/20/30 ................. United States 2,100,000 2,095,300
e,n
Blackrock European CLO IX DAC, 9A, A, 144A, FRN, 0.9%,
(3-month EURIBOR + 0.9%), 12/15/32 .................... Ireland 3,300,000 EUR 3,817,364

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
BlueMountain CLO Ltd.,
2012-2A, BR2, 144A, FRN, 1.581%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 2,970,000 $ 2,975,126
2012-2A, DR2, 144A, FRN, 3.031%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 2,295,000 2,273,978
e,n
BlueMountain Fuji EUR CLO V DAC, 5A, B, 144A, FRN, 1.55%,
(3-month EURIBOR + 1.55%), 1/15/33 .................... Ireland 4,550,000 EUR 5,265,476
e,n
BlueMountain Fuji US CLO III Ltd.,
2017-3A, A2, 144A, FRN, 1.274%, (3-month USD LIBOR +
1.15%), 1/15/30 ..................................... United States 1,000,000 998,339
2017-3A, C, 144A, FRN, 1.824%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 500,000 495,930
e,n
Carlyle Global Market Strategies CLO Ltd.,
2014-1A, A2R2, 144A, FRN, 1.252%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 1,200,000 1,202,035
2014-1A, DR, 144A, FRN, 2.722%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 533,000 511,944
e,n
Carlyle GMS Finance MM CLO LLC, 2015-1A, A2R, 144A, FRN,
2.324%, (3-month USD LIBOR + 2.2%), 10/15/31 ............ United States 7,300,000 7,254,503
e,n
Carlyle US CLO Ltd.,
2017-4A, B, 144A, FRN, 1.974%, (3-month USD LIBOR + 1.85%),
1/15/30 ........................................... United States 1,107,000 1,106,714
2017-4A, C, 144A, FRN, 2.924%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 400,000 383,702
2017-5A, B, 144A, FRN, 1.932%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 2,200,000 2,193,095
2021-1A, A1, 144A, FRN, 1.264%, (3-month USD LIBOR +
1.14%), 4/15/34 ..................................... United States 17,876,000 17,884,933
e,n
Cent CLO 21 Ltd., 2014-21A, CR2, 144A, FRN, 3.335%, (3-month
USD LIBOR + 3.2%), 7/27/30 ........................... United States 502,000 492,279
e
CF Hippolyta LLC, 2020-1, A1, 144A, 1.69%, 7/15/60 .......... United States 3,410,803 3,413,698
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I,
2018-14, PT, 144A, FRN, 9.77%, 9/16/41 .................. United States 16,938 16,398
2018-29, PT, 144A, FRN, 26%, 12/15/43 .................. United States 187,725 186,791
2018-8, PT, 144A, FRN, 9.2%, 6/17/41 .................... United States 2,147 1,865
2019-26, PT, 144A, FRN, 19.146%, 8/15/44 ................ United States 748,741 746,974
2019-31, PT, 144A, FRN, 17.761%, 9/15/44 ................ United States 695,367 688,288
2019-37, PT, 144A, FRN, 19.281%, 10/17/44 ............... United States 657,517 648,496
2019-42, PT, 144A, FRN, 17.966%, 11/15/44 ............... United States 688,032 685,916
2019-51, PT, 144A, FRN, 16.243%, 1/15/45 ................ United States 1,835,197 1,830,712
2019-52, PT, 144A, FRN, 16.466%, 1/15/45 ................ United States 2,300,201 2,311,942
2019-S1, PT, 144A, FRN, 15.633%, 4/15/44 ................ United States 362,353 355,248
2019-S2, PT, 144A, FRN, 14.1%, 5/16/44 .................. United States 276,147 272,989
2019-S3, PT, 144A, FRN, 14.113%, 6/15/44 ................ United States 222,197 220,683
2019-S4, PT, 144A, FRN, 11.884%, 8/15/44 ................ United States 512,262 511,601
2019-S5, PT, 144A, FRN, 12.928%, 9/15/44 ................ United States 534,481 533,244
2019-S6, PT, 144A, FRN, 11.237%, 10/17/44 ............... United States 515,084 505,072
2019-S7, PT, 144A, FRN, 11.038%, 12/15/44 ............... United States 1,003,678 990,258
2019-S8, PT, 144A, FRN, 10.143%, 1/15/45 ................ United States 1,313,676 1,291,834
2020-2, PT, 144A, FRN, 15.906%, 3/15/45 ................. United States 2,161,841 2,164,136
2020-7, PT, 144A, FRN, 15.76%, 4/17/45 .................. United States 1,246,986 1,232,713
e,n
Cook Park CLO Ltd., 2018-1A, A2, 144A, FRN, 1.242%, (3-month
USD LIBOR + 1.12%), 4/17/30 .......................... United States 1,000,000 1,001,196
n
CWABS, Inc., 2004-1, M1, FRN, 0.839%, (1-month USD LIBOR +
0.75%), 3/25/34 ..................................... United States 36,103 36,092
e,n
Dryden 44 Euro CLO BV, 2015-44A, A1RR, 144A, FRN, 0.88%,
(3-month EURIBOR + 0.88%), 4/15/34 .................... Netherlands 20,020,000 EUR 23,112,191

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n
Dryden 55 CLO Ltd.,
2018-55A, C, 144A, FRN, 2.024%, (3-month USD LIBOR + 1.9%),
4/15/31 ........................................... United States 600,000 $ 596,627
2018-55A, D, 144A, FRN, 2.974%, (3-month USD LIBOR +
2.85%), 4/15/31 ..................................... United States 300,000 296,654
e,n
Dryden 58 CLO Ltd., 2018-58A, A2, 144A, FRN, 1.372%, (3-month
USD LIBOR + 1.25%), 7/17/31 .......................... United States 1,600,000 1,594,909
e,n
Dryden 64 CLO Ltd., 2018-64A, C, 144A, FRN, 1.872%, (3-month
USD LIBOR + 1.75%), 4/18/31 .......................... United States 750,000 745,884
e,n
Ellington CLO III Ltd., 2018-3A, A1, 144A, FRN, 1.781%, (3-month
USD LIBOR + 1.65%), 7/20/30 .......................... United States 3,700,639 3,688,485
e
FirstKey Homes Trust, 2020-SFR2, A, 144A, 1.266%, 10/19/37 ... United States 4,217,967 4,163,586
e,n
Galaxy XXVII CLO Ltd., 2018-27A, A, 144A, FRN, 1.145%, (3-month
USD LIBOR + 1.02%), 5/16/31 .......................... United States 1,500,000 1,501,871
e,n
Golden Tree Loan Management US CLO 1 Ltd., 2021-9A, A, 144A,
FRN, 1.202%, (3-month USD LIBOR + 1.07%), 1/20/33 ....... United States 15,731,000 15,743,623
e,n
Halcyon Loan Advisors Funding Ltd., 2018-1A, A2, 144A, FRN,
1.932%, (3-month USD LIBOR + 1.8%), 7/21/31 ............. United States 5,000,000 4,994,976
e,n
Holland Park CLO DAC, 1A, A1RR, 144A, FRN, 0.92%, (3-month
EURIBOR + 0.92%), 11/14/32 .......................... Ireland 15,000,000 EUR 17,351,546
e,n
LCM 26 Ltd., 26A, C, 144A, FRN, 1.932%, (3-month USD LIBOR +
1.8%), 1/20/31 ...................................... United States 2,000,000 1,992,432
n
Lehman XS Trust, 2005-4, 1A4, FRN, 0.649%, (1-month USD LIBOR
+ 0.56%), 10/25/35 .................................. United States 124,863 125,019
e,n
Long Point Park CLO Ltd., 2017-1A, B, 144A, FRN, 1.822%,
(3-month USD LIBOR + 1.7%), 1/17/30 ................... United States 2,000,000 1,985,492
e,n
Madison Park Euro Funding VIII DAC, 8A, ARN, 144A, FRN, 0.95%,
(3-month EURIBOR + 0.95%), 4/15/32 .................... Ireland 17,600,000 EUR 20,390,123
e,n
Madison Park Funding XIII Ltd., 2014-13A, DR2, 144A, FRN,
2.974%, (3-month USD LIBOR + 2.85%), 4/19/30 ............ United States 332,000 329,895
e,n
Madison Park Funding XLII Ltd., 13A, C, 144A, FRN, 1.924%,
(3-month USD LIBOR + 1.8%), 11/21/30 .................. United States 1,600,000 1,585,942
e,n
Magnetite XXIX Ltd., 2021-29A, A, 144A, FRN, 1.114%, (3-month
USD LIBOR + 0.99%), 1/15/34 .......................... United States 21,809,000 21,825,956
e,m
Mill City Mortgage Loan Trust,
2017-1, A1, 144A, FRN, 2.75%, 11/25/58 .................. United States 219,714 220,843
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 7,251,077 7,380,697
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 7,471,382 7,678,833
e,n
Neuberger Berman CLO XVIII Ltd., 2014-18A, A1BR, 144A, FRN,
1.529%, (3-month USD LIBOR + 1.4%), 10/21/30 ............ United States 2,295,000 2,299,234
e
New Economy Assets Phase 1 Sponsor LLC, 2021-1, A1, 144A,
1.91%, 10/20/61 ..................................... United States 13,870,000 13,618,536
e,n
Octagon Investment Partners 18-R Ltd.,
2018-18A, A1A, 144A, FRN, 1.082%, (3-month USD LIBOR +
0.96%), 4/16/31 ..................................... United States 1,000,000 1,001,023
2018-18A, C, 144A, FRN, 2.822%, (3-month USD LIBOR + 2.7%),
4/16/31 ........................................... United States 1,000,000 983,163
e,n
Octagon Investment Partners 26 Ltd., 2016-1A, A2R, 144A, FRN,
1.474%, (3-month USD LIBOR + 1.35%), 7/15/30 ............ United States 1,600,000 1,599,433
e,n
Octagon Investment Partners 33 Ltd., 2017-1A, C, 144A, FRN,
2.882%, (3-month USD LIBOR + 2.75%), 1/20/31 ............ United States 250,000 247,940
e,n
Octagon Investment Partners 35 Ltd., 2018-1A, A1B, 144A, FRN,
1.231%, (3-month USD LIBOR + 1.1%), 1/20/31 ............. United States 2,000,000 1,984,341
e,n
OHA Credit Partners VII Ltd., 2012-7A, AR3, 144A, FRN, 1.201%,
(3-month USD LIBOR + 1.07%), 2/20/34 .................. United States 17,876,000 17,893,876
e,m
Prosper Pass-Thru Trust III,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 1,316,496 1,328,995
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 1,471,707 1,447,342

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 482,821 $ 485,339
n
RAAC Trust, 2004-SP1, AII, FRN, 0.789%, (1-month USD LIBOR +
0.7%), 3/25/34 ...................................... United States 154,609 157,193
e,n
RR 14 Ltd., 2021-14A, A1, 144A, FRN, 1.244%, (3-month USD
LIBOR + 1.12%), 4/15/36 .............................. United States 23,418,000 23,447,213
e,n
Sculptor CLO XXV Ltd., 25A, A1, 144A, FRN, 1.402%, (3-month
USD LIBOR + 1.27%), 1/15/31 .......................... United States 10,726,000 10,722,927
e,m
Towd Point Mortgage Trust,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 4,485,842 4,544,448
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 12,015,769 12,397,522
2019-1, A1, 144A, FRN, 3.692%, 3/25/58 .................. United States 9,664,344 10,098,868
e,m
Upgrade Master Pass-Thru Trust,
2019-PT1, A, 144A, FRN, 13.317%, 6/15/25 ................ United States 238,264 224,379
2019-PT2, A, 144A, FRN, 14.028%, 2/15/26 ................ United States 1,282,450 1,300,865
e,n
Voya CLO Ltd.,
2013-2A, A1R, 144A, FRN, 1.094%, (3-month USD LIBOR +
0.97%), 4/25/31 ..................................... United States 11,800,000 11,806,349
2013-2A, CR, 144A, FRN, 2.874%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 375,000 357,036
2014-1A, BR2, 144A, FRN, 2.022%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 2,750,000 2,727,064
2014-1A, CR2, 144A, FRN, 2.922%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 600,000 584,317
2016-3A, CR, 144A, FRN, 3.372%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 1,698,113 1,645,195
2018-2A, A2, 144A, FRN, 1.374%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 2,500,000 2,493,125
368,648,201
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
m
Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%,
3/01/33 ........................................... United States 334,742 348,413
n
Countrywide Asset-Backed Certificates Trust, 2002-3, 1A1, FRN,
0.829%, (1-month USD LIBOR + 0.74%), 5/25/32 ............ United States 1,019 1,010
349,423
a a a a a a
Total Asset-Backed Securities (Cost $392,888,213) ..............................
397,360,452
Commercial Mortgage-Backed Securities 2.3%
Diversified Financial Services 1.9%
e
BAMLL Commercial Mortgage Securities Trust ,
2012-PARK, A, 144A, 2.959%, 12/10/30 ................... United States 3,300,000 3,372,690
2015-200P, A, 144A, 3.218%, 4/14/33 .................... United States 600,000 631,819
e,n
BX Commercial Mortgage Trust ,
2019-XL, A, 144A, FRN, 1.01%, (1-month USD LIBOR + 0.92%),
10/15/36 .......................................... United States 3,234,714 3,238,843
2020-BXLP, A, 144A, FRN, 0.89%, (1-month USD LIBOR + 0.8%),
12/15/36 .......................................... United States 9,859,027 9,862,640
2020-FOX, A, 144A, FRN, 1.09%, (1-month USD LIBOR + 1%),
11/15/32 .......................................... United States 11,612,264 11,628,251
2021-VOLT, A, 144A, FRN, 0.79%, (1-month USD LIBOR + 0.7%),
9/15/36 ........................................... United States 5,430,000 5,438,819

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
e,n,o
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 0.779% , ( 1-month
USD LIBOR + 0.689% ), 10/15/36 ........................ United States 5,190,000 $ 5,223,813
e
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 2,157,613
Commercial Mortgage Trust ,
m
2006-GG7, AJ, FRN, 6.012%, 7/10/38 .................... United States 836,002 703,633
e,m
2014-277P, A, 144A, FRN, 3.611%, 8/10/49 ................ United States 3,880,000 4,100,767
e
2015-3BP, A, 144A, 3.178%, 2/10/35 ..................... United States 600,000 630,802
e,n
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.79% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 1,500,000 1,497,856
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 2,005,000 2,144,742
e,m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
NINE , A , 144A, FRN , 2.854% , 9/06/38 .................... United States 600,000 630,722
e
Morgan Stanley Capital I Trust , 2014-150E , A , 144A, 3.912% ,
9/09/32 ........................................... United States 450,000 475,078
51,738,088
a a a a a a
Thrifts & Mortgage Finance 0.4%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 107,223
FHLMC , 4402 , PE , 3.5% , 3/15/43 .........................
United States 267,480 270,881
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 631,632
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 2,166,366
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,624,383
2016-C1, A5, 3.576%, 3/15/49 .......................... United States 1,500,000 1,617,380
Wells Fargo Commercial Mortgage Trust , 2016-NXS6 , A2 , 2.399% ,
11/15/49 .......................................... United States 5,829,293 5,827,808
12,245,673
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $62,683,336) ................
63,983,761
Mortgage-Backed Securities 2.5%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 2.175% - 2.243%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 861,438 901,551
901,551
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.0%
†
FHLMC Gold Pools, 15 Year, 5%, 10/01/23 .................. United States 26,162 27,106
FHLMC Gold Pools, 15 Year, 6%, 6/01/23 ................... United States 2,585 2,654
FHLMC Gold Pools, 30 Year, 5%, 1/01/39 ................... United States 63,301 72,515
102,275
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.3%
FNMA, 1.03% - 3.218%, (6-month USD LIBOR +/- MBS Margin),
9/01/22 - 8/01/37 .................................... United States 594,762 600,713
FNMA, 1.225% - 1.3%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34 .................................... United States 192,110 192,943
FNMA, 1.287% - 2.565%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ....................... United States 226,691 233,309
FNMA, 1.398% - 2.559%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44 ................................... United States 5,133,109 5,339,961
FNMA, 1.488% - 5.633%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 .................................. United States 64,951 67,699

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
p
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.645% - 2.895%, (1-year CMT T-Note +/- MBS Margin),
3/01/24 - 4/01/40 .................................... United States 1,148,970 $ 1,161,742
FNMA, 2.462% - 3.462%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................... United States 31,464 31,509
FNMA, 2.625%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 50,394 50,493
FNMA, 4.779%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 ... United States 27,251 27,293
7,705,662
Federal National Mortgage Association (FNMA) Fixed Rate 2.2%
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 275,716 292,817
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 419,978 444,396
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 200,651 209,399
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 8,154 9,329
q
FNMA, Single-family, 15 Year, 2%, 11/25/36 ................. United States 59,821,000 61,390,132
62,346,073
p
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 1.625% - 1.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 8,154 8,281
8,281
Total Mortgage-Backed Securities (Cost $71,187,598) ............................
71,063,842
Municipal Bonds 1.6%
California 0.2%
San Jose Redevelopment Agency Successor Agency ,
Tax Allocation, Senior Lien, 2017 A-T, Refunding, 2.63%, 8/01/22
United States 5,320,000 5,417,236
Tax Allocation, Senior Lien, 2017 A-T, Refunding, 3.226%, 8/01/27
United States 190,000 206,860
5,624,096
Colorado 0.5%
Board of Governors of Colorado State University System , Revenue ,
2015 E-2 , 5% , 3/01/25 ................................ United States 100,000 114,864
Colorado Bridge Enterprise , Kiewit Meridiam Partners LLC ,
Revenue , 2021 B , 0.923% , 12/31/23 ..................... United States 13,400,000 13,394,175
13,509,039
Florida 0.0%
†
Citizens Property Insurance, Inc. , Revenue , 2015 A-1 , 5% , 6/01/22 United States 125,000 125,484
Hawaii 0.1%
City & County Honolulu , Wastewater System , Revenue , 2019 B ,
Refunding , 2.233% , 7/01/24 ............................ United States 2,470,000 2,557,559
Illinois 0.1%
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 2,415,000 2,818,131
Massachusetts 0.1%
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 2.256% , 5/01/26 ............................ United States 2,635,000 2,736,299
New York 0.4%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 1,865,000 2,078,755

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Urban Development Corp. , State of New York Sales
Tax , Revenue , 2019 B , Refunding , 2.25% , 3/15/26 ........... United States 8,750,000 $ 9,065,584
11,144,339
Ohio 0.0%
†
City of Cincinnati , GO , 2015 A , Refunding , 5% , 12/01/25 ........ United States 100,000 115,697
Teays Valley Local School District , GO , 2015 , Refunding , 4% ,
12/01/26 .......................................... United States 100,000 107,316
223,013
Texas 0.2%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ..................................... United States 4,825,000 5,036,322
Total Municipal Bonds (Cost $42,323,150) ......................................
43,774,282
Residential Mortgage-Backed Securities 6.8%
Capital Markets 0.0%
†
n
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 0.829%, (1-month USD LIBOR + 0.74%),
3/25/28 ........................................... United States 118,640 119,277
2003-E, A1, FRN, 0.709%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 264,259 262,956
382,233
a a a a a a
Diversified Financial Services 1.7%
n
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
2.155% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 375,023 385,697
e,m
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 5,288,665 5,471,896
m
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 2.142% ,
7/25/34 ........................................... United States 790,512 804,245
e,m
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 239,068 242,084
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ Switzerland 152,682 130,480
e,m
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 512,685 520,585
m
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 2.654% , 1/25/35 United States 96,864 96,956
m
J.P. Morgan Mortgage Trust ,
2004-A1, 5A1, FRN, 2.385%, 2/25/34 ..................... United States 20,278 21,723
e
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 14,080,000 14,284,600
MASTR Alternative Loan Trust , 2003-1 , 3A1 , 5% , 6/25/23 .......
United States 12,709 13,066
e
OBX Trust ,
n
2018-1, A2, 144A, FRN, 0.739%, (1-month USD LIBOR + 0.65%),
6/25/57 ........................................... United States 1,288,258 1,292,344
m
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 .................. United States 2,326,411 2,364,406
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 8,341,042 8,477,267
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 13,699,188 13,940,902
n
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 0.829% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 366,557 375,746
48,421,997
a a a a a a
Thrifts & Mortgage Finance 5.1%
n
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 4,671,810 4,820,521

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-DN2, M3, FRN, 3.689%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 6,293,613 $ 6,417,508
2014-DN3, M3, FRN, 4.089%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 1,221,237 1,251,898
2014-DN4, M3, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 2,385,747 2,459,065
2014-HQ2, M3, FRN, 3.839%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 8,364,081 8,649,474
2014-HQ3, M3, FRN, 4.839%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 245,650 247,060
2016-DNA1, M3, FRN, 5.639%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 8,603,779 9,023,717
2016-DNA2, M3, FRN, 4.739%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 10,876,593 11,291,384
2016-HQA2, M3, FRN, 5.239%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 8,466,782 8,799,313
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.339%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 5,489,784 5,716,300
2014-C01, M2, FRN, 4.489%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 1,412,066 1,458,498
2014-C02, 1M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 6,256,376 6,338,113
2014-C02, 2M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 1,316,346 1,338,746
2014-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 6,295,622 6,406,779
2014-C03, 2M2, FRN, 2.989%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 6,970,523 7,103,036
2014-C04, 1M2, FRN, 4.989%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 6,105,115 6,356,801
2014-C04, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 1,245,177 1,267,841
2015-C01, 1M2, FRN, 4.389%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 3,805,280 3,888,562
2015-C02, 1M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 4,556,865 4,654,019
2015-C02, 2M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 595,633 598,105
2015-C03, 1M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 4,710,021 4,853,528
2016-C01, 1M2, FRN, 6.839%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 1,278,661 1,351,643
2016-C01, 2M2, FRN, 7.039%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 3,949,084 4,193,826
2016-C02, 1M2, FRN, 6.089%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 111,126 116,355
2016-C04, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 10,961,172 11,355,524
2016-C05, 2M2, FRN, 4.539%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 8,450,600 8,804,304
2016-C06, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 3,392,974 3,528,329
2016-C07, 2M2, FRN, 4.439%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,284,331 7,602,892

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
n
FNMA Connecticut Avenue Securities, (continued)
2017-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 2,444,279 $ 2,520,480
n
New York Mortgage Trust , 2005-3 , M1 , FRN , 0.764% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 93,536 91,309
142,504,930
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $201,617,550) ................
191,309,160
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 60,686 ZAR —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 1,900,000 61,750
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 477,205 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 477,205 —
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
61,750
Total Long Term Investments (Cost $2,723,811,699) .............................
2,710,054,434
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Puts - Over-the-Counter
Currency Options
Foreign Exchange EUR/NOK, Counterparty GSCO, October Strike
Price 9.37 NOK, Expires 10/20/22 ....................... 1 3,854,000 EUR 47,588
Foreign Exchange EUR/RUB, Counterparty GSCO, October Strike
Price 83.32 RUB, Expires 10/20/22 ...................... 1 5,781,000 EUR 101,478
149,066
Total Options Purchased (Cost $159,285) ......................................
149,066
Short Term Investments 5.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.0%
d,r
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 56,135,533 56,135,533
Total Money Market Funds (Cost $56,135,533) ..................................
56,135,533

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
Short Term Investments
(continued)
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 3.1%
s
Joint Repurchase Agreement, 0.02%, 11/01/21 (Maturity Value
$85,945,634)
BNP Paribas Securities Corp. (Maturity Value $56,701,772)
Deutsche Bank Securities, Inc. (Maturity Value $10,342,698)
HSBC Securities (USA) Inc. (Maturity Value $18,901,164)
Collateralized by U.S. Government Agency Securities, 4% - 5%,
10/20/40 - 2/20/49; U.S. Treasury Bill, Discount Note, 4/28/22; and
U.S. Treasury Note, 2.5%, 1/31/24 (valued at $87,730,045) .... 85,945,491 $ 85,945,491
Total Repurchase Agreements (Cost $85,945,491) ...............................
85,945,491
Total Short Term Investments (Cost $142,081,024 ) ...............................
142,081,024
a
Total Investments (Cost $2,866,052,008) 101.5% ................................
$2,852,284,524
Other Assets, less Liabilities (1.5)% ...........................................
(41,772,632)
Net Assets 100.0% ...........................................................
$2,810,511,892
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $733,536,087, representing 26.1% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate at period end.
h
See Note 1(j) regarding senior floating rate interests.
i
See Note 1(k) regarding Marketplace Lending.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Perpetual security with no stated maturity date.
l
Principal amount of security is adjusted for inflation. See Note 1(m).
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
At October 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(e).
At October 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 1,280 $ 167,300,000 12/21/21 $ 2,824,780
U.S. Treasury 2 Year Notes ..................... Long 3,739 819,775,750 12/31/21 (3,067,991)
U.S. Treasury 5 Year Notes ..................... Short 632 76,946,000 12/31/21 1,006,510
Total Futures Contracts ...................................................................... $763,299
*
As of year end .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 7,465,623 1,392,239 11/08/21 $ 70,513 $ —
Euro ............. JPHQ Buy 15,720,000 18,306,716 12/14/21 — (117,246)
Euro ............. JPHQ Sell 3,200,000 3,733,049 12/14/21 31,727 (1,369)
Canadian Dollar .... JPHQ Buy 2,640,000 2,134,651 12/16/21 — (1,497)
Canadian Dollar .... JPHQ Sell 2,640,000 2,143,301 12/16/21 10,146 —
Japanese Yen ...... JPHQ Buy 436,000,000 3,932,126 12/29/21 — (103,697)
Australian Dollar .... JPHQ Buy 3,490,000 2,576,025 1/19/22 49,963 —
Singapore Dollar .... JPHQ Buy 3,600,000 2,647,390 1/19/22 21,424 —
South Korean Won .. JPHQ Buy 3,000,000,000 2,595,245 1/19/22 — (45,512)
Australian Dollar .... JPHQ Buy 4,250,000 3,138,149 3/01/22 59,295 —
New Zealand Dollar . JPHQ Sell 4,000,000 2,821,807 3/01/22 — (37,062)
Turkish Lira ........ JPHQ Buy 12,510,000 1,290,888 3/22/22 — (79,146)
Total Forward Exchange Contracts ................................................... $243,068 $(385,529)
Net unrealized appreciation (depreciation) ............................................ $(142,461)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
At October 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
ITRAXX E UROPE
CROSSOVER
36 ........ 5.00% Quarterly 12/20/26 24,125,000 EUR $ 3,277,535 $ 3,061,535 $ 216,000
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $3,277,535 $3,061,535 $216,000
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 5,835,000 (354,400) (234,573) (119,827)
HCA, Inc. ..... (5.00)% Quarterly FBCO 3/20/22 2,050,000 (50,191) (28,585) (21,606)
Nabors Industries,
Inc. ....... (1.00)% Quarterly CITI 12/20/21 6,200,000 61,666 12,12 2 49,544
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 600,000 EUR 33,164 11,18 4 21,980 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 1,420,000 EUR 78,488 23,123 55,365 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 1,320,000 EUR 76,591 1,31 3 75,278 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 1,600,000 10,616 (14,40 4 ) 25,020 CCC
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 1,000,000 12,848 (5,947) 18,795 CCC
Apache Corp. .. 1.00% Quarterly CITI 12/20/26 4,135,000 (124,366) (204,86 0 ) 80,494 BB+
Carnival Corp. .. 1.00% Quarterly CITI 12/20/26 3,160,000 (426,041) (407,481) (18,560) B-
Mexico
Government
Bond ...... 1.00% Quarterly GSCO 6/20/26 7,000,000 29,180 18,856 10,324 BBB
Nabors Industries,
Inc. ....... 1.00% Quarterly CITI 12/20/23 6,200,000 (422,649) (396,09 8 ) (26,551) CCC-
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 6,600,000 (517,395) (578,721) 61,326 BB+
United Airlines
Holdings, Inc. . 5.00% Quarterly JPHQ 12/20/26 3,900,000 141,182 123,1 89 17,993 B
Traded Index
(e)
BNP Paribas
Haverhill Index,
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 2,300,000 EUR 23,610 — 23,610
Non-
Investment
Grade
(e)
Citibank
Bespoke K enai
Index , Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 5,700,000 (2,087,988) (1,854,637) (233,351)
Non-
Investment
Grade
(e)
Citibank
Bespoke K ona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 2,500,000 (468,447) (391,943) (76,504)
Non-
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 5,600,000 $ 57,202 $ — $ 57,202
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/2 2 7,400,000 84,128 — 84,128
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 3,500,000 23,420 — 23,420
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 12,200,000 129,487 53,675 75,812
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 0-5% —% Quarterly MSCO 12/20/21 1,985,000 1,836,447 408,166 1,428,281
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 3,700,000 12,622 — 12,622
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 3,700,000 11,489 — 11,489
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(1,829,337) $(3,465,621) $1,636,284
Total Credit Default Swap Contracts .................................... $1,448,198 $ (404,08 6 ) $1,852,284
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Investors Securities Trust
Statement of Investments
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
At October 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note 1(e).
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 25,083,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 22,700,000 EUR $ (1,120,063)
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 4,862,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 4,400,000 EUR (217,104)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 30,525,000 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 27,500,000 EUR (1,235,377)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 13,930,500 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 12,550,000 EUR (565,802)
Receive Floating 3-month USD LIBOR + 0.938% ..... Quarterly 23,823,800 USD
Pay Floating 3-month EURIBOR + 0.88% ......... Quarterly CITI 6/29/22 20,020,000 EUR 690,591
Receive Floating 3-month USD LIBOR + 0.849% ..... Quarterly 3,472,000 USD
Pay Fixed 0.75% ............................ Annual DBAB 9/14/22 2,800,000 EUR 224,141
Total Cross Currency Swap Contracts ........................................................... $(2,223,614)
See Note 11 regarding other derivative information.
See Abbreviations on page 156 .

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a
Year Ended October 31,
2021* 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.04 $9.92 $9.31 $9.84 $9.93
Income from investment operations
a
:
Net investment income .......................... 0.176
b
0.257
b
0.302
b
0.269 0.251
b
Net realized and unrealized gains (losses) ........... 0.036 0.170 0.618 (0.518) (0.110)
Total from investment operations .................... 0.212 0.427 0.920 (0.249) 0.141
Less distributions from:
Net investment income and net foreign currency gains .. (0.272) (0.306) (0.310) (0.275) (0.231)
Tax return of capital ............................ — — — (0.006) —
Total distributions ............................... (0.272) (0.306) (0.310) (0.281) (0.231)
Net asset value, end of year ....................... $9.98 $10.04 $9.92 $9.31 $9.84
Total return
c
................................... 2.12% 4.38% 10.01% (2.57)% 1.47%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.89% 0.90% 0.90% 0.91% 0.91%
Expenses net of waiver and payments by affiliates ....... 0.83% 0.85%
d
0.86%
d
0.88%
d
0.87%
d
Net investment income ........................... 1.75% 2.59% 3.12% 2.91% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $3,876,156 $4,031,242 $3,422,747 $2,763,774 $3,153,751
Portfolio turnover rate ............................ 184.44%
e
228.24% 169.95%
e
151.77% 101.07%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 59.70%
e
137.82% 98.83%
e
84.86% 78.46%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
f
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended October 31,
2021* 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.97 $9.85 $9.25 $9.77 $9.87
Income from investment operations
a
:
Net investment income .......................... 0.137
b
0.216
b
0.262
b
0.183 0.212
b
Net realized and unrealized gains (losses) ........... 0.025 0.171 0.609 (0.457) (0.109)
Total from investment operations .................... 0.162 0.387 0.871 (0.274) 0.103
Less distributions from:
Net investment income and net foreign currency gains .. (0.232) (0.267) (0.271) (0.241) (0.203)
Tax return of capital ............................ — — — (0.005) —
Total distributions ............................... (0.232) (0.267) (0.271) (0.246) (0.203)
Net asset value, end of year ....................... $9.90 $9.97 $9.85 $9.25 $9.77
Total return
c
................................... 1.63% 4.01% 9.52% (2.84)% 0.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.30% 1.30% 1.30% 1.31% 1.31%
Expenses net of waiver and payments by affiliates ....... 1.24% 1.25%
d
1.26%
d
1.28%
d
1.27%
d
Net investment income ........................... 1.37% 2.20% 2.72% 2.51% 2.18%
Supplemental data
Net assets, end of year (000’s) ..................... $141,309 $208,947 $236,838 $243,068 $354,269
Portfolio turnover rate ............................ 184.44%
e
228.24% 169.95%
e
151.77% 101.07%
Portfolio turnover rate excluding mortgage dollar rolls
f
.... 59.70%
e
137.82% 98.83%
e
84.86% 78.46%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
f
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended October 31,
2021* 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.00 $9.88 $9.27 $9.80 $9.90
Income from investment operations
a
:
Net investment income .......................... 0.152
b
0.232
b
0.277
b
0.182 0.228
b
Net realized and unrealized gains (losses) ........... 0.035 0.171 0.619 (0.453) (0.115)
Total from investment operations .................... 0.187 0.403 0.896 (0.271) 0.113
Less distributions from:
Net investment income and net foreign currency gains .. (0.247) (0.282) (0.286) (0.253) (0.213)
Tax return of capital ............................ — — — (0.006) —
Total distributions ............................... (0.247) (0.282) (0.286) (0.259) (0.213)
Net asset value, end of year ....................... $9.94 $10.00 $9.88 $9.27 $9.80
Total return .................................... 1.87% 4.14% 9.66% (2.70)% 1.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.14% 1.15% 1.15% 1.16% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.09% 1.10%
c
1.11%
c
1.13%
c
1.12%
c
Net investment income ........................... 1.52% 2.36% 2.87% 2.66% 2.33%
Supplemental data
Net assets, end of year (000’s) ..................... $12,623 $17,274 $21,223 $23,620 $36,337
Portfolio turnover rate ............................ 184.44%
d
228.24% 169.95%
d
151.77% 101.07%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 59.70%
d
137.82% 98.83%
d
84.86% 78.46%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
e
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended October 31,
2021* 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $9.99 $9.38 $9.90 $9.98
Income from investment operations
a
:
Net investment income .......................... 0.213
b
0.294
b
0.340
b
0.308 0.296
b
Net realized and unrealized gains (losses) ........... 0.035 0.168 0.617 (0.512) (0.117)
Total from investment operations .................... 0.248 0.462 0.957 (0.204) 0.179
Less distributions from:
Net investment income and net foreign currency gains .. (0.308) (0.341) (0.347) (0.309) (0.259)
Tax return of capital ............................ — — — (0.007) —
Total distributions ............................... (0.308) (0.341) (0.347) (0.316) (0.259)
Net asset value, end of year ....................... $10.05 $10.11 $9.99 $9.38 $9.90
Total return .................................... 2.47% 4.72% 10.35% (2.10)% 1.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.52% 0.54% 0.53% 0.54% 0.50%
Expenses net of waiver and payments by affiliates ....... 0.46% 0.48%
c
0.49%
c
0.49%
c
0.48%
c
Net investment income ........................... 2.10% 2.95% 3.49% 3.30% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $601,624 $547,075 $481,399 $430,637 $398,732
Portfolio turnover rate ............................ 184.44%
d
228.24% 169.95%
d
151.77% 101.07%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 59.70%
d
137.82% 98.83%
d
84.86% 78.46%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
e
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Consolidated Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended October 31,
2021* 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.10 $9.98 $9.37 $9.89 $9.98
Income from investment operations
a
:
Net investment income .......................... 0.202
b
0.281
b
0.328
b
0.291 0.275
b
Net realized and unrealized gains (losses) ........... 0.035 0.169 0.618 (0.507) (0.116)
Total from investment operations .................... 0.237 0.450 0.946 (0.216) 0.159
Less distributions from:
Net investment income and net foreign currency gains .. (0.297) (0.329) (0.336) (0.297) (0.249)
Tax return of capital ............................ — — — (0.007) —
Total distributions ............................... (0.297) (0.329) (0.336) (0.304) (0.249)
Net asset value, end of year ....................... $10.04 $10.10 $9.98 $9.37 $9.89
Total return .................................... 2.36% 4.60% 10.23% (2.22)% 1.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.64% 0.65% 0.66% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.58% 0.60%
c
0.61%
c
0.63%
c
0.62%
c
Net investment income ........................... 2.00% 2.84% 3.37% 3.16% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $232,016 $293,080 $863,516 $620,803 $595,239
Portfolio turnover rate ............................ 184.44%
d
228.24% 169.95%
d
151.77% 101.07%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 59.70%
d
137.82% 98.83%
d
8.49% 78.46%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3(h).
e
See Note 1( i ) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Statement of Investments, October 31, 2021
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
87
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
†
Energy Equipment & Services 0.0%
†
a
Valaris Ltd. .......................................... United States 2,435 $ 85,760
a
Weatherford International plc ............................. United States 34,108 991,181
1,076,941
Multiline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Riviera Resources, Inc. ................................. United States 12,605 3,256
Total Common Stocks (Cost $1,831,532) .......................................
1,080,197
Management Investment Companies 18.9%
Capital Markets 18.9%
d
Franklin Floating Rate Income Fund ....................... United States 24,116,234 196,547,305
d
Franklin Liberty High Yield Corporate ETF ................... United States 4,700,000 123,183,240
d
Franklin Liberty Investment Grade Corporate ETF ............. United States 18,335,000 475,884,925
d,e
Franklin Liberty Senior Loan ETF ......................... United States 1,737,400 43,391,565
SPDR Blackstone Senior Loan ETF ....................... United States 1,725,000 79,177,500
918,184,535
Total Management Investment Companies (Cost $895,598,684) ...................
918,184,535
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 6.502% ............................ United States 93,000 2,552,850
Total Preferred Stocks (Cost $2,325,000) .......................................
2,552,850
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 2,551 1
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 3,189 —
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 4,100 —
1
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 732 4,026
Total Warrants (Cost $—) .....................................................
4,027
Principal
Amount
*
Corporate Bonds 17.7%
Aerospace & Defense 0.3%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 9,500,000 9,519,078
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 3,500,000 4,987,438
14,506,516

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
88
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Air Freight & Logistics 0.1%
f
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 3,300,000 $ 3,259,575
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 2,000,000 2,284,253
5,543,828
Airlines 0.6%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 2,600,000 2,801,500
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,500,000 11,205,625
f
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty
Ltd. , Senior Secured Note , 144A, 5.75% , 1/20/26 ............ United States 12,200,000 12,825,250
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,200,000 2,278,584
29,110,959
Auto Components 0.1%
f
Allison Transmission, Inc. , Senior Bond , 144A, 5.875% , 6/01/29 .. United States 2,500,000 2,693,750
Banks 1.4%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,600,000 3,535,627
Bank of America Corp. ,
Senior Bond, 2.592% to 4/29/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 6,782,322
Sub. Bond, 6.11%, 1/29/37 ............................ United States 2,800,000 3,799,669
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/03/30, FRN thereafter, 6/03/31 ..... United States 8,000,000 8,071,701
Senior Bond, 4.65%, 7/23/48 ........................... United States 3,700,000 4,867,289
g
Comerica, Inc. , Junior Sub. Bond , 5.625% to 10/01/25, FRN
thereafter , Perpetual ................................. United States 3,800,000 4,203,750
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/24/30, FRN thereafter, 3/24/31 ..... United States 17,100,000 19,844,385
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 2,110,140
f
Societe Generale SA , Senior Note , 144A, 1.792% to 6/09/26, FRN
thereafter , 6/09/27 ................................... France 7,500,000 7,386,324
f
UniCredit SpA , Senior Note , 144A, 1.982% to 6/03/26, FRN
thereafter , 6/03/27 ................................... Italy 7,300,000 7,179,188
67,780,395
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 2,179,279
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 4,342,504
6,521,783
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 4.7% , 5/14/45 ...................
United States 3,200,000 4,019,876
Capital Markets 0.2%
Goldman Sachs Group, Inc. (The) , Senior Bond , 6.25% , 2/01/41 ..
United States 2,800,000 4,112,704
f
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 3,500,000 3,517,920
7,630,624

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
89
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.2%
f
Alpek SAB de CV , Senior Bond , 144A, 3.25% , 2/25/31 ......... Mexico 5,800,000 $ 5,750,120
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 9,300,000 9,532,500
f
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 11,800,000 11,989,154
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 10,400,000 12,663,560
Sasol Financing USA LLC , Senior Bond , 6.5% , 9/27/28 .........
South Africa 12,200,000 13,526,750
f
Unifrax Escrow Issuer Corp. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 1,100,000 1,098,625
f
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 1,700,000 1,782,777
56,343,486
Commercial Services & Supplies 0.1%
f
APCOA Parking Holdings GmbH , Senior Secured Note , 144A,
4.625% , 1/15/27 ..................................... Germany 2,300,000 EUR 2,646,075
Communications Equipment 0.1%
f
CommScope Technologies LLC , Senior Bond , 144A, 5% , 3/15/27 . United States 3,000,000 2,789,563
Consumer Finance 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 6,200,000 6,317,857
Containers & Packaging 0.3%
f
Mauser Packaging Solutions Holding Co. , Senior Note , 144A, 7.25% ,
4/15/25 ........................................... United States 3,000,000 2,909,190
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 700,000 691,250
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 2,300,000 2,253,425
f
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 3,000,000 3,058,140
WRKCo , Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 4,700,000 4,883,964
13,795,969
Diversified Financial Services 0.1%
f
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% ,
9/01/28 ........................................... United States 5,300,000 5,269,698
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 .....
Netherlands 1,700,000 2,148,218
7,417,916
Diversified Telecommunication Services 0.3%
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 3,000,000 3,011,250
AT&T, Inc. , Senior Bond , 3.5% , 6/01/41 .....................
United States 8,000,000 8,266,365
f
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 1,500,000 1,561,875
12,839,490

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
90
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 1.3%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .......
United States 700,000 $ 1,019,186
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 .............
United States 2,000,000 2,179,086
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 1,300,000 1,892,265
f
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 . Italy 3,000,000 4,344,947
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 8,400,000 9,462,791
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 9,000,000 10,391,006
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 2,386,754
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 13,900,000 15,075,674
f
State Grid Overseas Investment BVI Ltd. , Senior Bond , 144A, 3.5% ,
5/04/27 ........................................... China 10,700,000 11,606,347
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 520,000 745,432
f
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 3,100,000 3,072,875
62,176,363
Electronic Equipment, Instruments & Components 0.4%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 16,700,000 19,160,313
Energy Equipment & Services 0.0%
†
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 1,200,000 1,372,021
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 125,000 130,513
1,502,534
Equity Real Estate Investment Trusts (REITs) 0.1%
Equinix , Inc. , Senior Bond , 3.2% , 11/18/29 ..................
United States 3,500,000 3,689,811
Food & Staples Retailing 0.2%
f
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 9,700,000 10,323,225
Food Products 0.2%
f
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 2,700,000 2,980,787
f
JBS Finance Luxembourg SARL , Senior Bond , 144A, 3.625% ,
1/15/32 ........................................... United States 2,500,000 2,471,675
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 ..............
United States 3,100,000 3,243,863
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 1,700,000 1,706,375
10,402,700
Health Care Equipment & Supplies 0.1%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 1,700,000 1,946,099
STERIS Irish FinCo . UnLtd . Co. , Senior Note , 2.7% , 3/15/31 .....
United States 2,400,000 2,434,224
4,380,323
Health Care Providers & Services 1.0%
Anthem, Inc. , Senior Bond , 4.65% , 1/15/43 ..................
United States 3,100,000 3,835,323
Centene Corp. ,
Senior Bond, 3%, 10/15/30 ............................ United States 12,300,000 12,517,587
Senior Note, 4.25%, 12/15/27 .......................... United States 2,000,000 2,097,500
f
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 800,000 838,160
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 600,000 632,250

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
91
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ..............
United States 3,200,000 $ 3,918,719
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,900,000 1,911,875
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49
United States 11,270,000 12,307,637
Orlando Health Obligated Group , 3.777% , 10/01/28 ............
United States 2,810,000 3,067,945
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 8,875,000 9,325,384
50,452,380
Hotels, Restaurants & Leisure 1.4%
f
Carnival Corp. , Senior Note , 144A, 5.75% , 3/01/27 ............ United States 3,120,000 3,178,500
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 2,100,000 2,069,645
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 8,500,000 8,655,216
f
Melco Resorts Finance Ltd. , Senior Note , 144A, 5.75% , 7/21/28 .. Hong Kong 7,800,000 7,780,500
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 15,300,000 15,357,375
f
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 .. United States 13,300,000 13,566,000
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 13,000,000 11,788,985
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 5,800,000 5,424,914
67,821,135
Household Durables 0.3%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 3,000,000 2,977,500
Mohawk Industries, Inc. , Senior Bond , 3.625% , 5/15/30 .........
United States 10,400,000 11,260,822
14,238,322
Independent Power and Renewable Electricity Producers 0.3%
f
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 2,500,000 2,490,625
f
Colbun SA , Senior Bond , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 4,429,546
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 3,300,000 3,251,507
f
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 3,000,000 2,874,720
13,046,398
Interactive Media & Services 0.3%
f
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 15,000,000 14,643,683
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd. ,
Senior Bond, 3.4%, 12/06/27 ........................... China 14,700,000 15,616,063
Senior Bond, 2.125%, 2/09/31 .......................... China 7,400,000 7,103,883
f
Match Group Holdings II LLC , Senior Note , 144A, 3.625% , 10/01/31 United States 1,300,000 1,263,587
23,983,533
IT Services 0.2%
Fiserv, Inc. , Senior Bond , 2.65% , 6/01/30 ...................
United States 8,600,000 8,746,643
f
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 3,000,000 3,191,400
11,938,043
Machinery 0.0%
†
f
Roller Bearing Co. of America, Inc. , Senior Secured Note , 144A,
4.375% , 10/15/29 .................................... United States 1,900,000 1,938,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
92
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.8%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 18,200,000 $ 18,114,578
Comcast Corp. , Senior Bond , 4.25% , 1/15/33 ................
United States 10,000,000 11,719,044
f
Diamond Sports Group LLC / Diamond Sports Finance Co. , Senior
Secured Note , 144A, 5.375% , 8/15/26 .................... United States 3,200,000 1,814,416
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ...................
United States 3,000,000 3,883,743
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 3,000,000 3,048,750
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 400,000 405,180
38,985,711
Metals & Mining 0.1%
f
Novelis Corp. , Senior Bond , 144A, 4.75% , 1/30/30 ............ United States 2,500,000 2,603,125
Multiline Retail 0.0%
b,f,h
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,419,520 —
b,f,h
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 867,575 —
—
Multi-Utilities 0.2%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 2,700,000 3,715,807
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 4,351,000 4,682,231
8,398,038
Oil, Gas & Consumable Fuels 2.0%
f
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............... Norway 10,400,000 11,308,080
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 ...........
Canada 1,500,000 2,058,819
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 1,600,000 1,791,562
f
Cheniere Energy Partners LP , Senior Bond , 144A, 3.25% , 1/31/32 . United States 1,200,000 1,190,940
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 1,700,000 1,784,915
f
Continental Resources, Inc. , Senior Bond , 144A, 5.75% , 1/15/31 .. United States 15,500,000 18,580,625
f
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 3,500,000 3,631,827
Enable Midstream Partners LP ,
Senior Bond, 5.25%, 5/15/44 ........................... United States 1,200,000 1,303,189
Senior Note, 4.15%, 5/15/24 ........................... United States 3,600,000 3,795,300
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 4,983,864
Senior Bond, 5.15%, 2/01/43 ........................... United States 6,000,000 6,785,558
EnLink Midstream LLC , Senior Bond , 5.375% , 6/01/29 .........
United States 400,000 414,500
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29
United States 2,000,000 2,134,004
Exxon Mobil Corp. ,
Senior Bond, 2.61%, 10/15/30 .......................... United States 6,100,000 6,355,676
Senior Bond, 3.452%, 4/15/51 .......................... United States 2,000,000 2,220,971
f
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 3,989,606
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 151,936 156,122
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 689,984 718,839
MPLX LP ,
Senior Bond, 4.7%, 4/15/48 ............................ United States 2,000,000 2,354,627
Senior Note, 4.875%, 6/01/25 .......................... United States 4,500,000 4,971,520

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
93
a a
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Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. , Senior Bond , 6.125% , 1/01/31 ......
United States 1,800,000 $ 2,157,750
f
Rattler Midstream LP , Senior Note , 144A, 5.625% , 7/15/25 ...... United States 900,000 941,625
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29 ..
United States 1,400,000 1,417,500
TotalEnergies Capital International SA , Senior Bond , 3.455% ,
2/19/29 ........................................... France 1,800,000 1,984,841
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 3,400,000 3,838,989
f
Tullow Oil plc , Senior Note , 144A, 7% , 3/01/25 ............... Ghana 600,000 525,933
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 1,000,000 1,036,200
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 1,000,000 1,018,750
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 3,200,000 3,439,687
96,891,819
Paper & Forest Products 0.2%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 5,000,000 5,013,550
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 7,300,000 6,906,786
11,920,336
Personal Products 0.2%
Avon Products, Inc. , Senior Bond , 6.75% , 3/15/23 .............
United Kingdom 8,800,000 9,284,000
f
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 2,600,000 2,581,410
11,865,410
Pharmaceuticals 0.0%
†
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 1,800,000 1,713,452
Real Estate Management & Development 0.2%
f
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 5,300,000 5,510,266
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 600,000 625,050
f
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,700,000 EUR 1,897,551
8,032,867
Road & Rail 0.4%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 1,600,000 2,111,321
Senior Bond, 3.9%, 8/01/46 ............................ United States 5,000,000 5,958,227
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 3,100,000 3,034,125
f
Kazakhstan Temir Zholy Finance BV , Senior Bond , 144A, 6.95% ,
7/10/42 ........................................... Kazakhstan 7,500,000 10,176,900
21,280,573
Semiconductors & Semiconductor Equipment 0.3%
f
SK Hynix, Inc. , Senior Bond , 144A, 2.375% , 1/19/31 ........... South Korea 14,800,000 14,230,568
Software 0.0%
†
Anagram, Inc. , Secured Note , 10% , 8/15/26 .................
United States 631,671 651,519
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 2,400,000 2,789,985

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
94
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 0.4%
Radian Group, Inc. , Senior Note , 4.875% , 3/15/27 .............
United States 16,800,000 $ 18,354,756
Tobacco 0.3%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 15,100,000 15,820,344
Trading Companies & Distributors 0.0%
†
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 400,000 384,000
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 1,900,000 2,097,904
2,481,904
Wireless Telecommunication Services 1.1%
America Movil SAB de CV , Senior Bond , 2.875% , 5/07/30 .......
Mexico 12,200,000 12,669,539
T-Mobile USA, Inc. ,
Senior Secured Bond, 4.375%, 4/15/40 ................... United States 3,400,000 3,888,723
Senior Secured Bond, 3.3%, 2/15/51 ..................... United States 5,700,000 5,600,744
Senior Secured Note, 3.875%, 4/15/30 ................... United States 10,000,000 10,941,307
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 16,000,000 21,959,468
55,059,781
Total Corporate Bonds (Cost $842,609,686) .....................................
860,735,038
a
i,j
Senior Floating Rate Interests 1.3%
Aerospace & Defense 0.2%
Dynasty Acquisition Co., Inc. ,
2020 Term Loan, B1, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 5,138,658 5,028,126
2020 Term Loan, B2, 3.632%, (3-month USD LIBOR + 3.5%),
4/06/26 ........................................... United States 2,762,720 2,703,294
7,731,420
a a a a a a
Airlines 0.3%
k
Air Canada , Term Loan , 4.25% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 13,000,000 13,154,375
Kestrel Bidco , Inc. , Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 4,258,826 4,197,946
17,352,321
a a a a a a
Diversified Consumer Services 0.1%
KUEHG Corp. , Term Loan, B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 6,575,692 6,526,802
Entertainment 0.2%
Diamond Sports Group LLC , Term Loan , 3.34% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 4,790,028 2,550,690
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 2.84% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 6,450,958 6,341,647
8,892,337
a a a a a a
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 7,551,337 7,468,763
Motion Acquisition Ltd. ,
Term Loan, B1, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 4,539,797 4,432,318

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
95
a a
Country
Principal
Amount
*
a
Value
a a a a a a
i,j
Senior Floating Rate Interests
(continued)
Leisure Products (continued)
Motion Acquisition Ltd., (continued)
Term Loan, B2, 3.382%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 647,203 $ 631,880
12,532,961
a a a a a a
Media 0.1%
Cengage Learning, Inc. , First Lien, Term Loan, B , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 6,074,401 6,113,308
Personal Products 0.1%
Coty, Inc. , USD Term Loan, B , 2.337% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 6,082,722 6,006,688
Total Senior Floating Rate Interests (Cost $66,095,525) ..........................
65,155,837
l
Marketplace Loans 1.2%
Diversified Financial Services 1.2%
b
Freedom Financial Asset Management LLC, 5.99% - 26.99%,
3/20/23 - 12/15/26 ................................... United States 27,361,658 27,520,380
b
LendingClub Corp. - LCX PM, 6.49% - 28.99%, 10/07/23 - 10/20/26 United States 4,620,965 4,474,609
b
LendingClub Corp. - LCX, 6.46% - 25.65%, 7/30/22 - 4/14/25 .... United States 2,400,370 2,225,168
b
Prosper Funding LLC, 10.4% - 29.74%, 8/11/24 - 10/28/26 ...... United States 3,465,316 3,805,921
b
Square Loans, Zero Cpn ., 3/29/23 - 4/26/23 ................. United States 8,214,325 7,585,492
b
Upgrade, Inc., 13.64% - 30.51%, 10/11/22 - 1/20/25 ........... United States 1,331,776 1,258,377
b
Upstart Network, Inc., 5.63% - 33.77%, 7/09/24 - 9/13/28 ....... United States 10,385,751 10,341,383
57,211,330
a a a a a a
Total Marketplace Loans (Cost $58,140,812) ....................................
57,211,330
Foreign Government and Agency Securities 6.0%
f
African Export-Import Bank (The),
Senior Bond, 144A, 3.994%, 9/21/29 ..................... Supranational
m
1,400,000 1,463,000
Senior Bond, 144A, 3.798%, 5/17/31 ..................... Supranational
m
11,600,000 11,902,876
f
Banque Centrale de Tunisie , Senior Bond, 144A, 5.75%, 1/30/25 .. Tunisia 8,000,000 6,431,216
f
Banque Ouest Africaine de Developpement , Senior Bond, 144A, 5%,
7/27/27 ........................................... Supranational
m
10,700,000 11,891,103
f
Belarus Government Bond, Senior Bond, 144A, 7.625%, 6/29/27 .. Belarus 13,300,000 12,978,140
Brazil Government Bond, Senior Bond, 5.625%, 2/21/47 ........ Brazil 6,500,000 6,272,565
Colombia Government Bond, Senior Bond, 5%, 6/15/45 ........ Colombia 8,800,000 8,699,064
f
Comision Federal de Electricidad , Senior Bond, 144A, 3.348%,
2/09/31 ........................................... Mexico 12,200,000 11,773,366
f
Corp. Nacional del Cobre de Chile, Senior Bond, 144A, 3.75%,
1/15/31 ........................................... Chile 12,200,000 12,945,218
f
Dominican Republic Government Bond, Senior Note, 144A, 8.9%,
2/15/23 ...........................................
Dominican
Republic 610,400,000 DOP 11,515,347
Ecopetrol SA,
Senior Bond, 5.375%, 6/26/26 .......................... Colombia 6,200,000 6,712,120
k
Senior Bond, 4.625%, 11/02/31 ......................... Colombia 7,000,000 6,957,265
f
Egypt Government Bond,
Senior Bond, 144A, 7.625%, 5/29/32 ..................... Egypt 5,000,000 4,848,705
Senior Bond, 144A, 8.875%, 5/29/50 ..................... Egypt 4,500,000 4,253,422
f,g
Electricite de France SA, Junior Sub. Bond, 144A, 5.25% to 1/29/23,
FRN thereafter, Perpetual ............................. France 24,000,000 24,882,000
f
Gabon Government Bond, Senior Bond, 144A, 6.625%, 2/06/31 .. Gabon 5,000,000 5,001,550
f
Indonesia Government Bond, Senior Bond, 144A, 4.35%, 1/08/27 . Indonesia 9,100,000 10,194,127
f
Iraq Government Bond, Senior Bond, 144A, 5.8%, 1/15/28 ...... Iraq 13,243,750 12,914,312
f
Israel Electric Corp. Ltd., Senior Secured Bond, 144A, Reg S, 4.25%,
8/14/28 ........................................... Israel 6,700,000 7,487,250

Franklin Investors Securities Trust
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Franklin Total Return Fund
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Annual Report The accompanying notes are an integral part of these financial statements
96
a a
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Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mexico Government Bond, Senior Bond, 4.5%, 4/22/29 ......... Mexico 9,500,000 $ 10,648,218
f
Nigeria Government Bond, Senior Bond, 144A, 9.248%, 1/21/49 .. Nigeria 3,600,000 3,840,732
f
Panama Government Bond, Senior Note, 144A, 3.75%, 4/17/26 .. Panama 5,700,000 6,065,541
Peru Government Bond,
Senior Bond, 2.783%, 1/23/31 .......................... Peru 8,000,000 7,976,000
Senior Bond, 6.55%, 3/14/37 ........................... Peru 2,900,000 3,958,456
Petroleos Mexicanos , Senior Bond, 6.625%, 6/15/35 ........... Mexico 6,000,000 5,823,510
f
Romania Government Bond, Senior Bond, 144A, 6.125%, 1/22/44 . Romania 9,500,000 12,405,366
f
Russia Government Bond, Senior Bond, 144A, 4.875%, 9/16/23 .. Russia 11,600,000 12,459,572
e
South Africa Government Bond, Senior Bond, 5.875%, 6/22/30 ... South Africa 9,500,000 10,449,905
Turkey Government Bond, Senior Bond, 5.25%, 3/13/30 ........ Turkey 16,000,000 14,585,184
f
Ukraine Government Bond,
Senior Bond, 144A, 7.75%, 9/01/26 ...................... Ukraine 229,000 247,355
Senior Bond, 144A, 7.75%, 9/01/27 ...................... Ukraine 229,000 247,296
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 12,400,000 12,787,128
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 229,000 237,845
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 229,000 244,409
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 229,000 247,438
Senior Note, 144A, 7.75%, 9/01/25 ....................... Ukraine 229,000 247,651
n
VRI, GDP Linked Security, Senior Bond, 144A, 5/31/40 ....... Ukraine 474,000 500,677
o
Uruguay Government Bond, Index Linked, Senior Bond, 3.7%,
6/26/37 ........................................... Uruguay 458,250,231 UYU 11,500,549
Total Foreign Government and Agency Securities (Cost $299,974,737) ............
293,595,478
U.S. Government and Agency Securities 23.9%
U.S. Treasury Bonds ,
1.125%, 5/15/40 ..................................... United States 25,000,000 21,655,273
1.125%, 8/15/40 ..................................... United States 5,800,000 5,015,641
1.75%, 8/15/41 ..................................... United States 14,700,000 14,155,641
3.125%, 11/15/41 .................................... United States 14,500,000 17,311,641
2.5%, 5/15/46 ...................................... United States 9,000,000 9,928,828
2.25%, 8/15/46 ..................................... United States 28,800,000 30,387,375
2.75%, 11/15/47 ..................................... United States 25,500,000 29,684,092
3.125%, 5/15/48 ..................................... United States 16,500,000 20,578,271
3%, 8/15/48 ........................................ United States 17,000,000 20,760,254
2.875%, 5/15/49 ..................................... United States 14,000,000 16,815,039
2.25%, 8/15/49 ..................................... United States 39,000,000 41,604,316
1.25%, 5/15/50 ..................................... United States 6,500,000 5,501,260
2.375%, 5/15/51 ..................................... United States 16,400,000 18,029,750
U.S. Treasury Notes ,
0.125%, 1/31/23 ..................................... United States 75,000,000 74,884,277
1.125%, 2/28/25 ..................................... United States 50,000,000 50,431,641
0.25%, 6/30/25 ..................................... United States 145,000,000 141,295,702
0.25%, 7/31/25 ..................................... United States 90,000,000 87,598,828
0.25%, 8/31/25 ..................................... United States 74,000,000 71,898,515
0.25%, 9/30/25 ..................................... United States 150,000,000 145,617,187
0.375%, 11/30/25 .................................... United States 128,000,000 124,480,000
0.375%, 12/31/25 .................................... United States 124,000,000 120,454,375
0.75%, 5/31/26 ..................................... United States 96,000,000 94,323,750
Total U.S. Government and Agency Securities (Cost $1,172,453,827) ..............
1,162,411,656
Asset-Backed Securities 12.0%
Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 ..
United States 1,347,000 1,425,507

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The accompanying notes are an integral part of these financial statements Annual Report
97
a a
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Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Commercial Services & Supplies 0.2%
f,p
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 1.7% , 7/15/33 .... Ireland 5,100,000 EUR $ 5,904,181
f,q
LCM XXII Ltd. ,
22A, A2R, 144A, FRN, 1.582%, (3-month USD LIBOR + 1.45%),
10/20/28 .......................................... United States 1,000,000 1,002,019
22A, CR, 144A, FRN, 2.932%, (3-month USD LIBOR + 2.8%),
10/20/28 .......................................... United States 1,000,000 990,000
7,896,200
a a a a a a
Diversified Financial Services 11.8%
f,q
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 1.65% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 ........................... Ireland 2,050,000 EUR 2,370,930
f,q
AMMC CLO 15 Ltd. , 2014-15A , BRR , 144A, FRN , 1.924% , ( 3-month
USD LIBOR + 1.8% ), 1/15/32 ........................... United States 922,984 921,089
f,q
AMMC CLO 21 Ltd. , 2017-21A , C , 144A, FRN , 2.226% , ( 3-month
USD LIBOR + 2.1% ), 11/02/30 .......................... United States 1,000,000 997,329
f,q
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.729%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 5,050,000 5,058,836
2012-11A, CR2, 144A, FRN, 2.028%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 2,750,000 2,741,570
f,q
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 1.781% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 12,900,000 12,885,941
f,q
Ares European CLO VIII DAC , 8A , BR , 144A, FRN , 1.6% , ( 3-month
EURIBOR + 1.6% ), 4/17/32 ............................ Ireland 2,900,000 EUR 3,303,354
f,q
Ares XLVIII CLO Ltd. , 2018-48A , D , 144A, FRN , 2.832% , ( 3-month
USD LIBOR + 2.7% ), 7/20/30 ........................... United States 2,000,000 1,974,981
f,q
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 1.084%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,999,400
2018-1A, A2, 144A, FRN, 1.274%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 5,102,546
2020-4A, B, 144A, FRN, 2.081%, (3-month USD LIBOR + 1.95%),
10/20/33 .......................................... United States 8,350,000 8,364,296
f,q
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 2.282% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 5,100,000 5,088,585
f,q
Blackrock European CLO IX DAC , 9A , A , 144A, FRN , 0.9% ,
( 3-month EURIBOR + 0.9% ), 12/15/32 .................... Ireland 17,350,000 EUR 20,070,081
f,q
BlueMountain CLO Ltd. ,
2012-2A, DR2, 144A, FRN, 3.031%, (3-month USD LIBOR +
2.9%), 11/20/28 ..................................... United States 1,753,000 1,736,943
2014-2A, CR2, 144A, FRN, 2.332%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 4,700,000 4,711,304
2016-3A, CR, 144A, FRN, 2.325%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 500,000 498,798
2018-1A, B, 144A, FRN, 1.829%, (3-month USD LIBOR + 1.7%),
7/30/30 ........................................... United States 272,725 273,196
2018-3A, C, 144A, FRN, 2.324%, (3-month USD LIBOR + 2.2%),
10/25/30 .......................................... United States 1,071,430 1,071,493
f,q
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 1.55% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 .................... Ireland 6,250,000 EUR 7,232,797
f,q
BlueMountain Fuji US CLO III Ltd. ,
2017-3A, C, 144A, FRN, 1.824%, (3-month USD LIBOR + 1.7%),
1/15/30 ........................................... United States 2,300,000 2,281,279
2017-3A, D, 144A, FRN, 2.524%, (3-month USD LIBOR + 2.4%),
1/15/30 ........................................... United States 1,600,000 1,572,195

Franklin Investors Securities Trust
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Franklin Total Return Fund
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Annual Report The accompanying notes are an integral part of these financial statements
98
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Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 1.631% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 1,488,189 $ 1,484,254
f,q
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A, FRN , 2.224% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 1,452,380 1,454,289
f,q
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 1.092%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 723,710
2014-1A, A2R2, 144A, FRN, 1.252%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,310,684
2014-1A, DR, 144A, FRN, 2.722%, (3-month USD LIBOR + 2.6%),
4/17/31 ........................................... United States 3,175,000 3,049,574
f,q
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A, FRN ,
2.324% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 10,000,000 9,937,675
f,q
Carlyle US CLO Ltd. ,
2017-4A, C, 144A, FRN, 2.924%, (3-month USD LIBOR + 2.8%),
1/15/30 ........................................... United States 545,000 522,794
2017-5A, A2, 144A, FRN, 1.532%, (3-month USD LIBOR + 1.4%),
1/20/30 ........................................... United States 2,740,000 2,736,977
2017-5A, B, 144A, FRN, 1.932%, (3-month USD LIBOR + 1.8%),
1/20/30 ........................................... United States 7,000,000 6,978,028
f,q
Cent CLO 21 Ltd. , 2014-21A , CR2 , 144A, FRN , 3.335% , ( 3-month
USD LIBOR + 3.2% ), 7/27/30 ........................... United States 3,123,000 3,062,525
f,p
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 9.77%, 9/16/41 .................. United States 26,022 25,192
2018-29, PT, 144A, FRN, 26%, 12/15/43 .................. United States 462,093 459,795
2019-26, PT, 144A, FRN, 19.146%, 8/15/44 ................ United States 2,183,829 2,178,675
2019-31, PT, 144A, FRN, 17.761%, 9/15/44 ................ United States 2,028,153 2,007,508
2019-37, PT, 144A, FRN, 19.281%, 10/17/44 ............... United States 2,211,650 2,181,305
2019-42, PT, 144A, FRN, 17.966%, 11/15/44 ............... United States 2,683,323 2,675,073
2019-51, PT, 144A, FRN, 16.243%, 1/15/45 ................ United States 3,380,625 3,372,364
2019-52, PT, 144A, FRN, 16.466%, 1/15/45 ................ United States 3,419,768 3,437,223
2019-S1, PT, 144A, FRN, 15.633%, 4/15/44 ................ United States 1,026,666 1,006,537
2019-S2, PT, 144A, FRN, 14.1%, 5/16/44 .................. United States 828,441 818,968
2019-S3, PT, 144A, FRN, 14.113%, 6/15/44 ................ United States 1,333,184 1,324,096
2019-S4, PT, 144A, FRN, 11.884%, 8/15/44 ................ United States 1,629,926 1,627,820
2019-S5, PT, 144A, FRN, 12.928%, 9/15/44 ................ United States 1,749,209 1,745,162
2019-S6, PT, 144A, FRN, 11.237%, 10/17/44 ............... United States 1,685,730 1,652,961
2019-S7, PT, 144A, FRN, 11.038%, 12/15/44 ............... United States 1,806,620 1,782,463
2019-S8, PT, 144A, FRN, 10.143%, 1/15/45 ................ United States 2,419,929 2,379,694
2020-2, PT, 144A, FRN, 15.906%, 3/15/45 ................. United States 3,446,991 3,450,650
2020-7, PT, 144A, FRN, 15.76%, 4/17/45 .................. United States 2,143,628 2,119,093
f,q
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 1.242% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 .......................... United States 6,000,000 6,007,177
q
CWABS, Inc. , 2004-1 , M1 , FRN , 0.839% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 ..................................... United States 194,866 194,806
f,q
Dryden 45 Senior Loan Fund , 2016-45A , CR , 144A, FRN , 2.324% ,
( 3-month USD LIBOR + 2.2% ), 10/15/30 .................. United States 1,250,000 1,252,755
f,q
Dryden 55 CLO Ltd. , 2018-55A , D , 144A, FRN , 2.974% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 2,000,000 1,977,696
f,q
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 1.781%, (3-month USD LIBOR +
1.65%), 7/20/30 ..................................... United States 5,123,962 5,107,133
2018-3A, A2R, 144A, FRN, 1.882%, (3-month USD LIBOR +
1.75%), 7/20/30 ..................................... United States 9,488,818 9,493,580

Franklin Investors Securities Trust
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The accompanying notes are an integral part of these financial statements Annual Report
99
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 ... United States 11,576,974 $ 11,427,714
f,q
Galaxy XXVII CLO Ltd. ,
2018-27A, A, 144A, FRN, 1.145%, (3-month USD LIBOR +
1.02%), 5/16/31 ..................................... United States 1,000,000 1,001,248
2018-27A, C, 144A, FRN, 1.925%, (3-month USD LIBOR + 1.8%),
5/16/31 ........................................... United States 4,000,000 3,998,185
f,q
Gilbert Park CLO Ltd. , 2017-1A , B , 144A, FRN , 1.724% , ( 3-month
USD LIBOR + 1.6% ), 10/15/30 .......................... United States 1,000,000 1,001,542
f,q
Halcyon Loan Advisors Funding Ltd. , 2018-1A , A2 , 144A, FRN ,
1.932% , ( 3-month USD LIBOR + 1.8% ), 7/21/31 ............. United States 4,500,000 4,495,479
f,q
Hayfin US XII Ltd. , 2018-9A , BR , 144A, FRN , 1.936% , ( 3-month
USD LIBOR + 1.8% ), 4/28/31 ........................... United States 14,500,000 14,500,191
f,q
Highbridge Loan Management Ltd. , 2013-2A , BR , 144A, FRN ,
2.032% , ( 3-month USD LIBOR + 1.9% ), 10/20/29 ............ United States 700,000 699,351
f,q
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 0.92% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 .......................... Ireland 50,450,000 EUR 58,359,035
f
Home Partners of America Trust , 2021-2 , B , 144A, 2.302% , 12/17/26 United States 15,868,000 15,867,844
f,q
HPS Loan Management Ltd. , 13A-18 , C , 144A, FRN , 2.274% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 3,000,000 3,002,553
f,q
LCM 26 Ltd. ,
26A, B, 144A, FRN, 1.532%, (3-month USD LIBOR + 1.4%),
1/20/31 ........................................... United States 2,000,000 1,995,699
26A, C, 144A, FRN, 1.932%, (3-month USD LIBOR + 1.8%),
1/20/31 ........................................... United States 9,600,000 9,563,673
26A, D, 144A, FRN, 2.631%, (3-month USD LIBOR + 2.5%),
1/20/31 ........................................... United States 600,000 559,932
f,q
LCM XVIII LP ,
18A, BR, 144A, FRN, 1.731%, (3-month USD LIBOR + 1.6%),
4/20/31 ........................................... United States 1,090,000 1,084,906
18A, CR, 144A, FRN, 1.982%, (3-month USD LIBOR + 1.85%),
4/20/31 ........................................... United States 2,000,000 1,982,514
f,q
Logan CLO I Ltd. , 2021-1A , A , 144A, FRN , 1.312% , ( 3-month USD
LIBOR + 1.16% ), 7/20/34 .............................. United States 4,750,000 4,752,931
f,q
Long Point Park CLO Ltd. ,
2017-1A, A2, 144A, FRN, 1.497%, (3-month USD LIBOR +
1.375%), 1/17/30 .................................... United States 5,800,000 5,799,247
2017-1A, B, 144A, FRN, 1.822%, (3-month USD LIBOR + 1.7%),
1/17/30 ........................................... United States 2,700,000 2,680,415
2017-1A, C, 144A, FRN, 2.522%, (3-month USD LIBOR + 2.4%),
1/17/30 ........................................... United States 3,100,000 3,036,498
f,q
Madison Park Euro Funding VIII DAC , 8A , ARN , 144A, FRN , 0.95% ,
( 3-month EURIBOR + 0.95% ), 4/15/32 .................... Ireland 33,550,000 EUR 38,868,672
f,q
Madison Park Funding XIII Ltd. , 2014-13A , DR2 , 144A, FRN ,
2.974% , ( 3-month USD LIBOR + 2.85% ), 4/19/30 ............ United States 1,973,000 1,960,491
f,q
Madison Park Funding XLII Ltd. ,
13A, B, 144A, FRN, 1.624%, (3-month USD LIBOR + 1.5%),
11/21/30 .......................................... United States 2,700,000 2,697,306
13A, C, 144A, FRN, 1.924%, (3-month USD LIBOR + 1.8%),
11/21/30 .......................................... United States 3,753,500 3,720,520

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
100
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
Madison Park Funding XXII Ltd. , 2016-22A , CR , 144A, FRN ,
2.124% , ( 3-month USD LIBOR + 2% ), 1/15/33 .............. United States 7,790,000 $ 7,791,988
f,q
Madison Park Funding XXIX Ltd. , 2018-29A , C , 144A, FRN , 2.322% ,
( 3-month USD LIBOR + 2.2% ), 10/18/30 .................. United States 1,072,581 1,074,035
f,q
Madison Park Funding XXVII Ltd. , 2018-27A , C , 144A, FRN ,
2.732% , ( 3-month USD LIBOR + 2.6% ), 4/20/30 ............. United States 2,125,000 2,095,781
f,q
Madison Park Funding XXXI Ltd. ,
2018-31A, B, 144A, FRN, 1.824%, (3-month USD LIBOR + 1.7%),
1/23/31 ........................................... United States 1,500,000 1,501,139
2018-31A, C, 144A, FRN, 2.274%, (3-month USD LIBOR +
2.15%), 1/23/31 ..................................... United States 650,000 651,938
f,q
Magnetite VII Ltd. , 2012-7A , CR2 , 144A, FRN , 2.174% , ( 3-month
USD LIBOR + 2.05% ), 1/15/28 .......................... United States 2,000,000 1,992,938
f,p
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 9,404,454 9,665,579
f,q
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
1.529% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 ............ United States 1,700,000 1,703,137
f,q
Neuberger Berman CLO XVI-S Ltd. ,
2017-16SA, CR, 144A, FRN, 2.024%, (3-month USD LIBOR +
1.9%), 4/15/34 ...................................... United States 2,350,000 2,350,374
2017-16SA, DR, 144A, FRN, 3.024%, (3-month USD LIBOR +
2.9%), 4/15/34 ...................................... United States 650,000 650,122
f,q
Neuberger Berman Loan Advisers CLO 27 Ltd. , 2018-27A , C , 144A,
FRN , 1.824% , ( 3-month USD LIBOR + 1.7% ), 1/15/30 ........ United States 4,900,000 4,886,627
f
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 ..................................... United States 19,400,000 19,048,276
f,q
Octagon Investment Partners 18-R Ltd. , 2018-18A , C , 144A, FRN ,
2.822% , ( 3-month USD LIBOR + 2.7% ), 4/16/31 ............. United States 9,050,000 8,897,627
f,q
Octagon Investment Partners 33 Ltd. ,
2017-1A, A2, 144A, FRN, 1.631%, (3-month USD LIBOR + 1.5%),
1/20/31 ........................................... United States 400,000 400,699
2017-1A, C, 144A, FRN, 2.882%, (3-month USD LIBOR + 2.75%),
1/20/31 ........................................... United States 2,800,000 2,776,924
f,q
Octagon Investment Partners 35 Ltd. ,
2018-1A, A1B, 144A, FRN, 1.231%, (3-month USD LIBOR +
1.1%), 1/20/31 ...................................... United States 3,325,000 3,298,966
2018-1A, B, 144A, FRN, 1.832%, (3-month USD LIBOR + 1.7%),
1/20/31 ........................................... United States 450,000 446,140
f,q
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 1.094%, (3-month USD LIBOR +
0.97%), 4/15/31 ..................................... United States 18,000,000 17,997,276
2018-1A, A2, 144A, FRN, 1.324%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,444,696
f,q
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A, FRN ,
2.974% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 2,000,000 1,985,920
f,q
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A, FRN ,
3.081% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 4,000,000 3,950,000
f,q
Octagon Investment Partners XVII Ltd. ,
2013-1A, BR2, 144A, FRN, 1.524%, (3-month USD LIBOR +
1.4%), 1/25/31 ...................................... United States 4,020,000 4,017,322
2013-1A, CR2, 144A, FRN, 1.824%, (3-month USD LIBOR +
1.7%), 1/25/31 ...................................... United States 5,250,000 5,200,886

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The accompanying notes are an integral part of these financial statements Annual Report
101
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,q
Octagon Loan Funding Ltd. , 2014-1A , CRR , 144A, FRN , 2.324% ,
( 3-month USD LIBOR + 2.2% ), 11/18/31 .................. United States 750,000 $ 747,188
f,q
Palmer Square CLO Ltd. , 2021-2A , A , 144A, FRN , 1.274% , ( 3-month
USD LIBOR + 1.15% ), 7/15/34 .......................... United States 1,000,000 1,000,757
f,q
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 1.294% , ( 3-month
USD LIBOR + 1.17% ), 5/18/34 .......................... United States 4,500,000 4,509,081
f,p
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 2,080,913 2,100,671
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 2,448,260 2,407,728
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 848,197 852,620
f,q
Race Point X CLO Ltd. , 2016-10A , B1R , 144A, FRN , 1.774% ,
( 3-month USD LIBOR + 1.65% ), 7/25/31 .................. United States 3,600,000 3,601,028
f,q
Sound Point CLO V-R Ltd. , 2014-1RA , D , 144A, FRN , 3.222% ,
( 3-month USD LIBOR + 3.1% ), 7/18/31 ................... United States 5,780,000 5,569,442
f,q
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 2.324% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 11,000,000 10,984,927
f,q
TCI-Flatiron CLO Ltd. ,
2017-1A, B, 144A, FRN, 1.684%, (3-month USD LIBOR + 1.56%),
11/18/30 .......................................... United States 3,500,000 3,506,116
2017-1A, C, 144A, FRN, 1.974%, (3-month USD LIBOR + 1.85%),
11/18/30 .......................................... United States 2,800,000 2,800,907
f,q
TICP CLO VI Ltd. , 2016-6A , AR2 , 144A, FRN , 1.244% , ( 3-month
USD LIBOR + 1.12% ), 1/15/34 .......................... United States 9,200,000 9,202,692
f,p
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 2,817,980 2,854,796
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 9,201,002
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 1,334,495 1,351,113
f,p
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 13.317%, 6/15/25 ................ United States 714,793 673,137
2019-PT2, A, 144A, FRN, 14.028%, 2/15/26 ................ United States 1,840,037 1,866,458
f,q
Voya CLO Ltd. ,
2013-2A, CR, 144A, FRN, 2.874%, (3-month USD LIBOR +
2.75%), 4/25/31 ..................................... United States 1,650,000 1,570,956
2014-1A, BR2, 144A, FRN, 2.022%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,000,000 991,660
2014-1A, CR2, 144A, FRN, 2.922%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 3,750,000 3,651,983
2016-3A, CR, 144A, FRN, 3.372%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,547,170 2,467,794
2018-2A, A2, 144A, FRN, 1.374%, (3-month USD LIBOR +
1.25%), 7/15/31 ..................................... United States 1,500,000 1,495,875
2018-2A, C1, 144A, FRN, 1.974%, (3-month USD LIBOR +
1.85%), 7/15/31 ..................................... United States 700,000 699,912
f,q
Webster Park CLO Ltd. , 2015-1A , BR , 144A, FRN , 1.932% , ( 3-month
USD LIBOR + 1.8% ), 7/20/30 ........................... United States 2,000,000 2,001,000
574,788,358
a a a a a a
Road & Rail 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 ........................................... United States 69,358 76,274
Total Asset-Backed Securities (Cost $575,899,129) ..............................
584,186,339

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Franklin Total Return Fund
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Annual Report The accompanying notes are an integral part of these financial statements
102
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities 0.7%
Diversified Financial Services 0.7%
f,q
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 1.04% ,
( 1-month USD LIBOR + 0.95% ), 9/15/36 .................. United States 9,840,000 $ 9,864,883
f,k,q
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 0.989% , ( 1-month
USD LIBOR + 0.899% ), 10/15/36 ........................ United States 9,220,000 9,280,104
p
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.012% , 7/10/38 United States 1,576,925 1,327,240
f,q
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 0.79% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,825,936
f,p
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.555% , 9/10/35 ..................................... United States 3,255,000 3,481,864
33,780,027
a a a a a a
Thrifts & Mortgage Finance 0.0%
†
q
FNMA , 2005-122 , FN , FRN , 0.439% , ( 1-month USD LIBOR +
0.35% ), 1/25/36 ..................................... United States 380,188 368,521
b
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 5,379 5,379
373,900
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $34,072,261) ................
34,153,927
Mortgage-Backed Securities 14.5%
r
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 1.513%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 708,530 711,424
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Gold Pools, 15 Year, 5.5%, 11/01/22 ................. United States 9,255 9,312
FHLMC Gold Pools, 15 Year, 6%, 11/01/21 - 9/01/22 ........... United States 9,535 9,592
FHLMC Gold Pools, 30 Year, 4.5%, 3/01/39 .................. United States 759,449 849,622
FHLMC Gold Pools, 30 Year, 5%, 8/01/33 - 2/01/39 ............ United States 4,739,819 5,422,229
FHLMC Gold Pools, 30 Year, 5.5%, 1/01/35 - 12/01/37 ......... United States 400,887 467,111
FHLMC Gold Pools, 30 Year, 6%, 5/01/33 - 4/01/38 ............ United States 564,806 664,433
FHLMC Gold Pools, 30 Year, 6.5%, 8/01/25 - 3/01/39 .......... United States 493,730 560,356
FHLMC Gold Pools, 30 Year, 7%, 1/01/28 - 7/01/32 ............ United States 36,386 40,573
FHLMC Gold Pools, 30 Year, 7.5%, 3/01/32 .................. United States 7,840 9,217
FHLMC Gold Pools, 30 Year, 8%, 2/01/30 ................... United States 10,130 11,447
FHLMC Gold Pools, 30 Year, 8.5%, 10/01/24 - 8/01/30 ......... United States 2,382 2,621
FHLMC Pool, 15 Year, 2.5%, 6/01/36 ....................... United States 2,498,832 2,599,905
FHLMC Pool, 30 Year, 2.5%, 5/01/51 ....................... United States 2,655,265 2,730,731
13,377,149
r
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 1.506%, (6-month USD LIBOR +/- MBS Margin), 10/01/32 . United States 58,250 58,646
FNMA, 1.605% - 4.105%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................... United States 1,513,961 1,606,065
FNMA, 1.72% - 2.054%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37 .................................... United States 416,272 425,562
FNMA, 2.115% - 2.969%, (1-year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36 ................................... United States 97,090 98,646
FNMA, 2.624%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 .. United States 3,417 3,420
2,192,339
Federal National Mortgage Association (FNMA) Fixed Rate 12.7%
FNMA, 15 Year, 2.5%, 10/01/31 - 12/01/35 .................. United States 1,562,170 1,625,998
FNMA, 15 Year, 3%, 1/01/31 - 2/01/35 ...................... United States 9,115,749 9,596,545
FNMA, 15 Year, 5.5%, 12/01/22 - 12/01/23 .................. United States 15,505 15,791
FNMA, 15 Year, 6%, 9/01/22 ............................. United States 9,765 9,827
FNMA, 30 Year, 2%, 9/01/51 ............................. United States 997,289 998,167
FNMA, 30 Year, 2.5%, 2/01/51 - 10/01/51 ................... United States 17,224,248 17,722,324

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Franklin Total Return Fund
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The accompanying notes are an integral part of these financial statements Annual Report
103
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 16,193,012 $ 17,123,276
FNMA, 30 Year, 3%, 11/01/48 ............................ United States 39,773,676 42,079,134
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 1,013,036 1,156,468
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 3,190,005 3,653,176
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 3,460,290 4,072,967
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 114,992 130,637
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 1,933 1,940
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 6,763 7,889
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 31,556 36,759
FNMA, 30 Year, 9%, 5/01/27 ............................. United States 5,062 5,081
s
FNMA, Single-family, 15 Year, 2%, 11/25/36 ................. United States 145,190,000 148,998,400
s
FNMA, Single-family, 30 Year, 2.5%, 11/25/51 ................ United States 357,349,000 367,029,531
614,263,910
r
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2% - 2.125%, (1-year CMT T-Note +/- MBS Margin),
1/20/23 - 10/20/26 ................................... United States 12,872 13,191
13,191
Government National Mortgage Association (GNMA) Fixed Rate 1.5%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 11,881 13,865
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 69,865 81,883
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 14,269 15,970
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 5,546 5,688
GNMA I, Single-family, 30 Year, 7.5%, 2/15/22 - 2/15/26 ........ United States 8,413 8,640
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 25 25
GNMA II, Single-family, 30 Year, 2%, 1/20/51 - 11/15/51 ......... United States 18,684,444 18,929,453
GNMA II, Single-family, 30 Year, 2.5%, 3/20/51 - 9/20/51 ........ United States 10,135,738 10,429,118
s
GNMA II, Single-family, 30 Year, 2.5%, 11/15/51 .............. United States 42,200,000 43,382,754
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 1,818 2,063
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 203,399 241,844
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 25,049 28,235
73,139,538
Total Mortgage-Backed Securities (Cost $697,006,109) ...........................
703,697,551
Municipal Bonds 5.1%
California 2.0%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 6,810,000 7,190,477
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 5,870,000 6,175,826
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 4,445,000 4,669,948
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .... United States 9,905,000 9,519,321
California State University , Revenue , 2021 B , Refunding , 2.719% ,
11/01/52 .......................................... United States 7,185,000 7,206,069
Foothill-Eastern Transportation Corridor Agency , Revenue , 2019 A ,
Refunding , 4.094% , 1/15/49 ............................ United States 3,470,000 3,653,527
Gilroy Unified School District , GO , 2019 , Refunding , 3.364% , 8/01/47 United States 7,220,000 7,552,515

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104
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
California (continued)
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ...................
United States 19,690,000 $ 19,701,623
GO, 2021, Refunding, 2.856%, 8/01/49 ...................
United States 11,465,000 11,470,218
San Jose Redevelopment Agency Successor Agency , Tax Allocation,
Senior Lien , 2017 A-T , Refunding , 3.226% , 8/01/27 .......... United States 6,150,000 6,695,714
University of California , Revenue , 2015 J , Refunding , 4.131% ,
5/15/45 ........................................... United States 10,750,000 12,829,866
96,665,104
Florida 0.2%
County of Broward , Airport System , Revenue , 2019 C , Refunding ,
3.477% , 10/01/43 .................................... United States 7,145,000 7,564,887
Illinois 0.2%
Chicago Transit Authority Sales & Transfer Tax Receipts , Revenue ,
2008 A , 6.899% , 12/01/40 ............................. United States 800,000 1,132,201
State of Illinois , GO , 2003 , 5.1% , 6/01/33 ................... United States 8,900,000 10,385,659
11,517,860
Louisiana 0.0%
†
City of New Orleans ,
Sewerage Service, Revenue, 2021, Refunding, AGMC Insured,
1.791%, 6/01/30 ................................... United States 1,300,000 1,254,126
Water System, Revenue, 2021, Refunding, AGMC Insured,
1.841%, 12/01/30 .................................. United States 1,400,000 1,350,510
2,604,636
Massachusetts 0.3%
Massachusetts School Building Authority , Revenue , 2019 B ,
Refunding , 3.395% , 10/15/40 ........................... United States 6,760,000 7,152,217
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 3.373% , 5/01/43 ............................ United States 5,900,000 6,211,201
13,363,418
Minnesota 0.1%
State of Minnesota , GO , 2013 F , Refunding , 4% , 10/01/24 ....... United States 5,760,000 6,166,151
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority , Revenue , 2019 B ,
Refunding , 4.131% , 6/15/42 ............................ United States 4,060,000 4,643,042
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2020 E , Refunding ,
4% , 11/15/45 ....................................... United States 6,715,000 7,484,632
New York State Dormitory Authority , State University of New York ,
Revenue , 2019 B , Refunding , 3.142% , 7/01/43 .............. United States 3,605,000 3,776,834
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 .........................
United States 4,570,000 5,063,094
Revenue, 192, 4.81%, 10/15/65 .........................
United States 5,000,000 7,131,187
23,455,747
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 16,585,000 17,302,046

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105
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio , Cleveland Clinic Health System Obligated Group ,
Revenue , 2019 G , Refunding , 3.276% , 1/01/42 ............. United States 2,265,000 $ 2,448,160
19,750,206
Pennsylvania 0.7%
Commonwealth Financing Authority , Revenue , 2021 A , 2.991% ,
6/01/42 ........................................... United States 25,050,000 25,920,372
University of Pittsburgh-of the Commonwealth System of Higher
Education , Revenue , 2017 C , Refunding , 3.005% , 9/15/41 ..... United States 6,315,000 6,649,806
32,570,178
Texas 0.4%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 12,790,000 16,191,931
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 ..............
United States 2,655,000 2,810,682
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 ..............
United States 2,255,000 2,347,665
21,350,278
Utah 0.2%
Salt Lake City Corp. , Revenue , 2019 B , Refunding , 3.102% , 4/01/38 United States 3,155,000 3,301,912
Utah Transit Authority , Revenue, Senior Lien , 2019 B , Refunding ,
3.443% , 12/15/42 .................................... United States 4,510,000 4,742,986
8,044,898
Total Municipal Bonds (Cost $234,540,846) .....................................
247,696,405
Residential Mortgage-Backed Securities 7.2%
Capital Markets 0.0%
†
q
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 0.829% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 345,198 347,052
Diversified Financial Services 1.9%
f
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 5,322,040 5,428,816
p
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 6,779,564 7,014,449
f,p
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 2,479,534 2,534,785
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 1,966,765 1,991,577
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 4,099,740 4,182,182
f,p
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 228,748 229,600
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 9/25/19 ........................................ Switzerland 110,923 94,794
f,q
FHLMC STACR REMIC Trust , 2020-DNA1 , M2 , 144A, FRN , 1.789% ,
( 1-month USD LIBOR + 1.7% ), 1/25/50 ................... United States 4,939,913 4,956,187
f,p
J.P. Morgan Mortgage Trust , 2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 United States 20,550,000 20,848,617
f,p
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 4,061,362 4,127,691
f,p
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 12,296,689 12,497,517
f,p
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 2,450,071 2,464,760
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 364,792 365,086
f,p
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 23,824,675 24,245,047
90,981,108
a a a a a a

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Franklin Total Return Fund
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106
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance 5.3%
q
FHLMC Structured Agency Credit Risk Debt Notes ,
2014-DN3, M3, FRN, 4.089%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 4,623,442 $ 4,739,522
2014-DN4, M3, FRN, 4.639%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 2,243,391 2,312,334
2014-HQ1, M3, FRN, 4.189%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 291,156 294,145
2015-DNA2, M3, FRN, 3.989%, (1-month USD LIBOR + 3.9%),
12/25/27 .......................................... United States 8,758,594 8,833,886
2015-DNA3, M3, FRN, 4.789%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 2,211,607 2,291,951
2015-HQ2, M3, FRN, 3.339%, (1-month USD LIBOR + 3.25%),
5/25/25 ........................................... United States 1,900,002 1,929,222
2016-DNA1, M3, FRN, 5.639%, (1-month USD LIBOR + 5.55%),
7/25/28 ........................................... United States 13,732,021 14,402,261
2016-DNA2, M3, FRN, 4.739%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 18,071,404 18,760,579
2016-DNA4, M3, FRN, 3.889%, (1-month USD LIBOR + 3.8%),
3/25/29 ........................................... United States 7,911,115 8,188,004
2016-HQA2, M3, FRN, 5.239%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 19,577,614 20,346,521
2017-DNA2, M2, FRN, 3.539%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 26,327,007 27,203,422
2017-DNA3, M2, FRN, 2.589%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 13,500,000 13,803,159
q
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.339%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 4,031,463 4,197,806
2014-C02, 2M2, FRN, 2.689%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 2,911,939 2,961,490
2014-C03, 2M2, FRN, 2.989%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 964,827 983,169
2014-C04, 1M2, FRN, 4.989%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 9,048,962 9,422,010
2014-C04, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 822,601 837,574
2015-C02, 2M2, FRN, 4.089%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 333,467 334,851
2015-C03, 2M2, FRN, 5.089%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 383,280 386,453
2016-C02, 1M2, FRN, 6.089%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 11,121,122 11,644,427
2016-C03, 1M2, FRN, 5.389%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 4,559,402 4,792,501
2016-C04, 1M2, FRN, 4.339%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 24,548,101 25,431,273
2016-C05, 2M2, FRN, 4.539%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 10,564,438 11,006,617
2016-C07, 2M2, FRN, 4.439%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 7,607,361 7,940,050
2017-C01, 1M2, FRN, 3.639%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 11,138,787 11,505,567
2017-C03, 1M2, FRN, 3.089%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 24,328,492 25,086,933

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
107
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
q
FNMA Connecticut Avenue Securities, (continued)
2017-C05, 1M2, FRN, 2.289%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 20,015,575 $ 20,392,546
260,028,273
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $361,043,626) ................
351,356,433
Shares
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 141,599 ZAR —
a
Mesquite Energy, Inc., Escrow Account ..................... United States 3,000,000 97,500
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 73,753 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 73,753 —
Total Escrows and Litigation Trusts (Cost $2,814,454) ...........................
97,500
Total Long Term Investments (Cost $5,244,406,228) .............................
5,282,119,103
a
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Interest Rate Swaptions 0.0%
†
Receive Fixed 1.08%, Pay Floating 3-month USD LIBOR,
Counterparty DBAB, Expires 3/28/22 ..................... 1 171,400,000 701,581
Puts - Over-the-Counter
Currency Options
Foreign Exchange EUR/NOK, Counterparty GSCO, October Strike
Price 9.37 NOK, Expires 10/20/22 ....................... 1 16,723,000 EUR 206,491
Foreign Exchange EUR/RUB, Counterparty GSCO, October Strike
Price 83.32 RUB, Expires 10/20/22 ...................... 1 25,085,000 EUR 440,333
646,824
Total Options Purchased (Cost $1,592,731) .....................................
1,348,405
Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.7%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 130,579,435 130,579,435
Total Money Market Funds (Cost $130,579,435) .................................
130,579,435
u
Investments from Cash Collateral Received for
Loaned Securities 0.1%
a a a a a
Money Market Funds 0.1%
d,t
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 5,174,000 5,174,000

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
108
Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.0%
†
v
Joint Repurchase Agreement, BNP Paribas SA, 0.05%, 11/01/21
(Maturity Value $1,293,893)
Collateralized by U.S. Treasury Bond, 6.25%, 8/15/23; U.S.
Treasury Bond, Strip, 11/15/22; U.S. Treasury Notes, 0.125%
- 2.625%, 9/30/22 - 5/31/26; and U.S. Treasury Bills, Discount
Notes, 2/24/22 - 9/08/22 (valued at $1,319,766) ............. 1,293,888 $ 1,293,888
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $6,467,888) ............................................................
6,467,888
Total Short Term Investments (Cost $137,047,323 ) ...............................
137,047,323
a
Total Investments (Cost $5,383,046,282) 111.4% .................................
$5,420,514,831
Options Written (0.0)%
†
......................................................
(1,324,372)
Other Assets, less Liabilities (11.4)% ..........................................
(555,462,949)
Net Assets 100.0% ...........................................................
$4,863,727,510
Number of
Contracts
Notional
Amount
#
w
Options Written (0.0)%
†
Puts - Over-the-Counter
Interest Rate Swaptions (0.0)%
†
Receive Floating 3-month USD LIBOR, Pay Fixed 1.48%,
Counterparty DBAB, Expires 3/28/22 ..................... 1 (171,400,000) (1,324,372)
(1,324,372)
Total Options Written (Premiums received $903,278) ............................
$ (1,324,372)

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
109
At October 31, 2021, the Fund had the following futures contracts outstanding. See Note 1(e).
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 14 regarding fair value measurements.
c
See Note 9 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
A portion or all of the security is on loan at October 31, 2021. See Note 1(g).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2021, the aggregate value of these securities was $1,241,086,161, representing 25.5% of net assets.
g
Perpetual security with no stated maturity date.
h
Income may be received in additional securities and/or cash.
i
See Note 1(j) regarding senior floating rate interests.
j
The coupon rate shown represents the rate at period end.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
l
See Note 1(k) regarding Marketplace Lending.
m
A supranational organization is an entity formed by two or more central governments through international treaties.
n
The principal represents the notional amount. See Note 1(e) regarding value recovery instruments.
o
Principal amount of security is adjusted for inflation. See Note 1(m).
p
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
q
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
r
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
s
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
t
The rate shown is the annualized seven-day effective yield at period end.
u
See Note 1(g) regarding securities on loan.
v
See Note 1(c) regarding joint repurchase agreement.
w
See Note 1(e) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 962 $ 125,736,406 12/21/21 $ 2,122,998
U.S. Treasury 10 Year Ultra Notes ................ Short 253 36,692,906 12/21/21 560,403
U.S. Treasury 2 Year Notes ..................... Long 620 135,935,000 12/31/21 (586,850)
U.S. Treasury 5 Year Notes ..................... Long 1,888 229,864,000 12/31/21 (3,168,491)
U.S. Treasury Long Bonds ..................... Short 395 63,533,281 12/21/21 667,218
U.S. Treasury Ultra Bonds ...................... Long 1,005 197,388,281 12/21/21 1,795,318
Total Futures Contracts ...................................................................... $1,390,596
*
As of year end .

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
110
At October 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
At October 31, 2021, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indonesian Rupiah .. DBAB Buy 97,144,100,000 6,660,548 11/17/21 $ 170,916 $ —
Indonesian Rupiah .. JPHQ Buy 92,000,000,000 6,309,581 11/17/21 160,135 —
Euro ............. JPHQ Buy 18,000,000 20,897,100 12/14/21 — (69,462)
Euro ............. JPHQ Sell 19,940,000 23,482,162 12/14/21 427,393 (17,624)
Canadian Dollar .... JPHQ Buy 16,300,000 13,179,855 12/16/21 — (9,241)
Canadian Dollar .... JPHQ Sell 16,300,000 13,233,259 12/16/21 62,644 —
Japanese Yen ...... JPHQ Buy 1,981,000,000 17,865,920 12/29/21 — (471,155)
Australian Dollar .... JPHQ Buy 17,000,000 12,547,972 1/19/22 243,372 —
Singapore Dollar .... JPHQ Buy 17,500,000 12,869,255 1/19/22 104,143 —
South Korean Won .. JPHQ Buy 14,600,000,000 12,630,195 1/19/22 — (221,494)
Australian Dollar .... JPHQ Buy 18,100,000 13,364,823 3/01/22 252,527 —
New Zealand Dollar . JPHQ Sell 18,700,000 13,191,945 3/01/22 — (173,264)
Turkish Lira ........ JPHQ Buy 76,280,000 7,871,221 3/22/22 — (482,592)
Total Forward Exchange Contracts ................................................... $1,421,130 $(1,444,832)
Net unrealized appreciation (depreciation) ............................................ $(23,702)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
ITRAXX EUROPE
CROSSOVER
36 ........ 5.00% Quarterly 12/20/26 10,500,000 EUR $ 1,426,492 $ 1,289,636 $ 136,856
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,426,492 $1,289,636 $136,856
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Avon Products,
Inc. ....... (5.00)% Quarterly CITI 3/20/23 8,800,000 (534,484) (353,771) (180,713)
Nabors Industries,
Inc. ....... (1.00)% Quarterly CITI 12/20/21 10,225,000 101,701 19,994 81,707
Contracts to Sell Protection
(c)(d)
Single Name
Air France-KLM . 5.00% Quarterly BOFA 6/20/26 1,170,000 EUR 64,670 21,810 42,860 NR
Air France-KLM . 5.00% Quarterly JPHQ 6/20/26 2,780,000 EUR 153,660 45,269 108,391 NR
Air France-KLM . 5.00% Quarterly MSCO 12/20/25 6,430,000 EUR 373,090 6,383 366,707 NR
American Airlines
Group, Inc. .. 5.00% Quarterly CITI 12/20/21 7,800,000 51,751 (70,221) 121,972 CCC

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Annual Report
111
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Single Name (continued)
American Airlines
Group, Inc. .. 5.00% Quarterly GSCO 6/20/22 5,200,000 $ 66,809 $ (30,923) $ 97,732 CCC
Carnival Corp. .. 1.00% Quarterly CITI 12/20/26 9,460,000 (1,275,425) (1,196,398) (79,027) B-
Nabors Industries,
Inc. ....... 1.00% Quarterly CITI 12/20/23 10,225,000 (697,031) (653,256) (43,775) CCC-
Nordstrom, Inc. . 1.00% Quarterly JPHQ 12/20/26 12,600,000 (987,753) (1,104,829) 117,076 BB+
United Airlines
Holdings, Inc. . 5.00% Quarterly JPHQ 12/20/26 7,300,000 264,265 229,925 34,340 B
Traded Index
(e)
BNP Paribas
Haverhill Index,
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 4,250,000 EUR 43,627 — 43,627
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 10,500,000 (3,846,294) (3,416,437) (429,857)
Non-
Investment
Grade
(e)
Citibank
Bespoke K ona
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/22 12,600,000 (2,360,973) (1,975,391) (385,582)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Kona Index,
Mezzanine
Tranche 5-10% 2.42% Quarterly CITI 12/20/22 10,500,000 107,253 — 107,253
Non-
Investment
Grade
(e)
Citibank
Bespoke Palm
Beach Index,
Mezzanine
Tranche 5-10% 1.97% Quarterly CITI 12/20/22 14,000,000 159,161 — 159,161
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5 - 7% 3.35% Quarterly CITI 12/20/21 1,100,000 8,618 — 8,618
Non-
Investment
Grade
(e)
Citibank
Bespoke
Phoenix Index,
Mezzanine
Tranche 5-7% 2.90% Quarterly CITI 12/20/21 7,800,000 52,194 — 52,194
Non-
Investment
Grade
(e)
Citibank
Bespoke
Portsmouth,
Mezzanine
Tranche 5-10% 2.15% Quarterly CITI 6/20/22 30,00 0,000 402,386 — 402,386
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,325,000 24,677 10,046 14,631
Investment
Grade

Franklin Investors Securities Trust
Statement of Investments
Franklin Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements
112
At October 31, 2021, the Fund had the following cross-currency swap contracts outstanding. See Note
1
(
e
).
See Note 11 regarding other derivative information.
See Abbreviations on page 156
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 0-5% —% Quarterly MSCO 12/20/21 8,250,000 $ 7,632,588 $ 1,696,406 $ 5,936,182
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly MSCO 12/20/21 8,300,000 28,313 — 28,313
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke
Pecan Index,
Mezzanine
Tranche 5-10% 3.98% Quarterly MSCO 12/20/21 8,300,000 25,773 — 25,773
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(141,424) $(6,771,393) $6,629,969
Total Credit Default Swap Contracts .................................... $1,285,068 $ (5,481,757) $6,766,825
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 1.175% ..... Quarterly 55,747,250 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 11/22/21 50,450,000 EUR $ (2,489,300)
Receive Floating 3-month USD LIBOR + 1.174% ..... Quarterly 51,115,500 USD
Pay Floating 3-month EURIBOR + 1.05% ......... Quarterly CITI 12/10/21 46,050,000 EUR (2,068,692)
Receive Floating 3-month USD LIBOR + 1.318% ..... Quarterly 26,862,000 USD
Pay Floating 3-month EURIBOR + 1.2% .......... Quarterly CITI 12/12/21 24,200,000 EUR (1,091,033)
Total Cross Currency Swap Contracts ........................................................... $(5,649,025)

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $645,436,762 $1,229,128,209 $2,590,189,792 $4,429,400,445
Cost - Controlled affiliates (Note 3 f and 12 ) ... — — — 772,935,285
Cost - Non-controlled affiliates (Note 3 f and 12 ) 14,899,131 187,337,654 189,916,725 179,416,664
Cost - Unaffiliated repurchase agreements ... — 45,676,096 85,945,491 1,293,888
Value - Unaffiliated issuers (Includes securities
loaned of $—, $274,062, $— and $6,307,637
respectively) .......................... $646,109,501 $1,184,796,522 $2,582,492,317 $4,444,460,473
Value - Controlled affiliates (Note 3 f and 12 ) .. — — — 795,615,470
Value - Non-controlled affiliates (Note 3 f and 12 ) 14,899,131 205,855,195 183,846,716 179,145,000
Value - Unaffiliated repurchase agreements ... — 45,676,096 85,945,491 1,293,888
Cash ................................. 5,008 995,863 3,283,711 18,405,381
Restricted cash for OTC derivative contracts (Note
1 f ) ................................... — — 1,730,000 7,770,000
Foreign currency, at value (cost $–, $–, $1,947,538
and $113,917 respectively) ................. — — 1,908,905 113,218
Receivables:
Investment securities sold ................ 3,454,667 18,770,912 1,607,289 9,759,420
Capital shares sold ..................... 591,040 4,827,199 6,954,621 4,079,354
Dividends and interest .................. 1,108,710 4,139,010 15,768,351 22,383,211
Deposits with brokers for:
OTC derivative contracts ............... — — 6,396,173 14,253,950
TBA transactions ..................... — — 30,000 348,841
Futures contracts ..................... — — 1,817,907 5,877,688
Centrally cleared swap contracts ......... — — 4,192,384 6,135,380
Variation margin on futures contracts ........ — — 74,381 793,805
OTC swap contracts (upfront payments $–, $–,
$651,650 and $2,029,871, respectively) ....... — — 651,628 2,029,833
Unrealized appreciation on OTC forward exchange
contracts .............................. — — 243,068 1,421,130
Unrealized appreciation on OTC swap contracts . — — 3,047,415 7,748,923
Unrealized appreciation on unfunded loan
commitments (Note 10) ................... — 26,359 — —
Deferred tax benefit (Note 1h) .............. — — — 245,257
Other assets ........................... — — 2,446 24
Total assets ....................... 666,168,057 1,465,087,156 2,899,992,803 5,521,880,246
Liabilities:
Payables:
Investment securities purchased ........... — 86,040,597 68,672,673 614,146,327
Capital shares redeemed ................ 1,071,318 13,162,782 5,629,741 5,636,042
Management fees ...................... 248,133 632,703 415,585 1,398,862
Distribution fees ....................... 118,881 224,919 461,019 905,509
Transfer agent fees ..................... 122,790 248,756 447,555 1,077,548
Pricing fees .......................... 155,112 — 9,282 23,431
Distributions to shareholders .............. 48,005 900,616 234,446 425,870
Variation margin on centrally cleared swap
contracts ............................ — — 3,338,148 1,453,708
Deposits from brokers for:
OTC derivative contracts ............... — — 1,730,000 7,770,000
OTC swap contracts (upfront receipts $–, $–,
$4,117,261 and $8,801,251) ................ — — 4,117,249 8,801,226
Unrealized depreciation on OTC swap contracts . — — 3,634,745 6,767,979
Options written, at value (premiums received $–,
$–, $– and $903,278 respectively) ........... — — — 1,324,372

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Unrealized depreciation on OTC forward exchange
contracts .............................. — — 385,529 1,444,832
Payable upon return of securities loaned (Note 1g) — 7 — 6,467,888
Accrued expenses and other liabilities ........ 169,642 330,840 404,939 509,142
Total liabilities ...................... 1,933,881 101,541,220 89,480,911 658,152,736
Net assets, at value .............. $664,234,176 $1,363,545,936 $2,810,511,892 $4,863,727,510
Net assets consist of:
Paid-in capital .......................... $804,804,433 $1,895,247,633 $3,000,442,730 $4,921,194,944
Total distributable earnings (losses) .......... (140,570,257) (531,701,697) (189,930,838) (57,467,434)
Net assets, at value .............. $664,234,176 $1,363,545,936 $2,810,511,892 $4,863,727,510

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $432,446,515 $803,541,876 $1,915,410,459 $3,876,155,516
Shares outstanding ..................... 54,842,867 101,888,769 200,557,920 388,341,600
Net asset value per share
a
............... $7.89 $7.89 $9.55 $9.98
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 97.75% and
96.25%, respectively) ................... $8.07 $8.07 $9.77 $10.37
Class A1:
Net assets, at value .................... $66,941,906 $— $— $—
Shares outstanding ..................... 8,491,713 — — —
Net asset value per share
a
............... $7.88 $— $— $—
Maximum offering price per share (net asset
value per share ÷ 97.75%, —%, —% and —%) $8.06 $— $— $—
Class C:
Net assets, at value .................... $36,318,314 $100,316,661 $99,990,104 $141,308,736
Shares outstanding ..................... 4,609,904 12,716,330 10,518,966 14,267,899
Net asset value and maximum offering price per
share
a
............................... $7.88 $7.89 $9.51 $9.90
Class R:
Net assets, at value .................... $— $— $197,702 $12,623,036
Shares outstanding ..................... — — 20,708 1,270,203
Net asset value and maximum offering price per
share ............................... $— $— $9.55 $9.94
Class R6:
Net assets, at value .................... $41,912,555 $24,999,431 $543,484,595 $601,624,131
Shares outstanding ..................... 5,305,591 3,163,858 56,537,748 59,843,806
Net asset value and maximum offering price per
share ............................... $7.90 $7.90 $9.61 $10.05
Advisor Class:
Net assets, at value .................... $86,614,886 $434,687,968 $251,429,032 $232,016,091
Shares outstanding ..................... 10,973,815 55,100,586 26,182,130 23,106,579
Net asset value and maximum offering price per
share ............................... $7.89 $7.89 $9.60 $10.04
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Investment income:
Dividends:
Unaffiliated issuers ..................... $— $583,819 $185,778 $2,005,501
Controlled affiliates (Note 3 f and 12 ) ........ — — — 25,328,835
Non-controlled affiliates (Note 3 f and 12 ) ..... 2,283 1,590,430 3,123,410 1,233,114
Interest: (net of foreign taxes of $—, $—, $1,253
and $— respectively)
Unaffiliated issuers:
Paydown gain (loss) .................. (7,199,063) 4,054,079 (11,051,486) (13,893,043)
Paid in cash
b
........................ 13,086,861 52,578,372 55,666,226 119,262,627
Non-controlled affiliates (Note 3 f and 12 ) ..... — 1,087,418 — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. — 1,856 6,260 43,071
Non-controlled affiliates (Note 3 f ) .......... — 48 8 284
Total investment income ................ 5,890,081 59,896,022 47,930,196 133,980,389
Expenses:
Management fees (Note 3 a ) ................ 3,492,867 7,191,004 13,463,092 24,176,079
Distribution fees: (Note 3c )
    Class A ............................. 1,107,759 1,823,237 4,674,666 10,367,102
    Class A1 ............................ 72,876 — — —
    Class C ............................. 349,941 876,000 736,382 1,198,219
    Class R ............................. — — 825 77,468
Transfer agent fees: (Note 3e )
    Class A ............................. 620,359 932,029 2,429,516 5,906,606
    Class A1 ............................ 102,205 — — —
    Class C ............................. 75,918 172,122 147,187 262,720
    Class R ............................. — — 216 22,070
    Class R6 ............................ 20,185 15,554 136,478 164,301
    Advisor Class ......................... 128,703 457,847 316,400 362,443
Custodian fees (Note 4 ) ................... 5,084 7,477 25,513 57,459
Reports to shareholders fees ............... 96,904 231,009 276,958 497,558
Registration and filing fees ................. 124,201 115,641 209,183 234,052
Professional fees ........................ 71,019 147,477 159,850 165,373
Trustees' fees and expenses ............... 7,607 12,627 25,356 47,693
Marketplace lending fees (Note 1k) .......... — — 793,056 367,895
Other ................................. 247,506 40,315 253,091 259,294
Total expenses ...................... 6,523,134 12,022,339 23,647,769 44,166,332
Expense reductions (Note 4 ) ............ — (3,825) (15,205) —
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (387,554) (279,035) (7,364,220) (3,028,364)
Net expenses ...................... 6,135,580 11,739,479 16,268,344 41,137,968
Net investment income (loss) ......... (245,499) 48,156,543 31,661,852 92,842,421

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the year ended October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (439,373) (50,922,282) 21,545,204 58,548,121
Controlled affiliates (Note 3 f ) ............ — — — 536,597
Non-controlled affiliates (Note 3 f and 12 ) ... — (68,159,569) — —
Written options ........................ — — — 1,997,032
Foreign currency transactions ............. — — 670,129 572,593
Forward exchange contracts .............. — — (3,331,598) (11,676,508)
Futures contracts ...................... — — 7,474,788 (20,226,167)
TBA sale commitments .................. — — 10,076 582,179
Swap contracts ........................ — — 2,441,867 8,570,337
Capital gain distributions from management
investment companies:
Controlled affiliates (Note 3 f ) ............ — — — 4,235,752
Non-controlled affiliates (Note 3 f ) ......... — 289,347 — —
Net realized gain (loss) ............... (439,373) (118,792,504) 28,810,466 43,139,936
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 1,737,053 107,200,204 10,158,118 (48,083,067)
Controlled affiliates (Note 3 f ) ............ — — — 1,560,193
Non-controlled affiliates (Note 3 f and 12 ) ... — 99,785,244 (129,979) 880,292
Translation of other assets and liabilities
denominated in foreign currencies ........ — — (1,775,055) (4,322,514)
Written options ........................ — — — (421,094)
Forward exchange contracts .............. — — 112,652 196,370
Futures contracts ...................... — — (1,109,282) 7,118,972
Swap contracts ........................ — — 10,394,831 19,380,468
Change in deferred tax benefit (Note 1h) ..... — — — 143,623
Change in deferred taxes on unrealized
appreciation .......................... — — 10,693 25,553
Net change in unrealized appreciation
(depreciation) ...................... 1,737,053 206,985,448 17,661,978 (23,521,204)
Net realized and unrealized gain (loss) ......... 1,297,680 88,192,944 46,472,444 19,618,732
Net increase (decrease) in net assets resulting from
operations ............................... $1,052,181 $136,349,487 $78,134,296 $112,461,153
a
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(h).
b
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
Franklin Adjustable U.S. Government
Securities Fund Franklin Floating Rate Daily Access Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ....... $(245,499) $11,582,257 $48,156,543 $71,688,245
Net realized gain (loss) ............ (439,373) (1,630,151) (118,792,504) (117,211,319)
Net change in unrealized appreciation
(depreciation) ................. 1,737,053 (754,301) 206,985,448 (68,532,307)
Net increase (decrease) in net
assets resulting from operations . 1,052,181 9,197,805 136,349,487 (114,055,381)
Distributions to shareholders:
Class A ........................ (4,289,833) (8,897,340) (28,553,470) (39,489,904)
Class A1 ....................... (818,318) (1,864,934) — —
Class C ........................ (321,292) (1,350,734) (4,867,765) (9,486,664)
Class R6 ....................... (484,011) (788,720) (651,613) (677,256)
Advisor Class ................... (1,118,305) (2,630,546) (14,965,563) (27,632,187)
Total distributions to shareholders ..... (7,031,759) (15,532,274) (49,038,411) (77,286,011)
Capital share transactions: (Note 2 )
Class A ........................ (24,329,986) 70,494,497 35,345,225 (233,315,055)
Class A1 ....................... (10,360,446) (7,859,324) — —
Class C ........................ (34,489,349) (12,754,011) (69,550,991) (109,798,686)
Class R6 ....................... 8,714,228 1,855,199 14,411,403 (7,604,281)
Advisor Class ................... (11,444,536) (3,762,005) 32,249,117 (416,487,193)
Total capital share transactions ....... (71,910,089) 47,974,356 12,454,754 (767,205,215)
Net increase (decrease) in net
assets ..................... (77,889,667) 41,639,887 99,765,830 (958,546,607)
Net assets:
Beginning of year .................. 742,123,843 700,483,956 1,263,780,106 2,222,326,713
End of year ...................... $664,234,176 $742,123,843 $1,363,545,936 $1,263,780,106

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
Franklin Low Duration Total Return Fund Franklin Total Return Fund
a
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $31,661,852 $81,129,500 $92,842,421 $133,781,601
Net realized gain (loss) ............ 28,810,466 (38,737,091) 43,139,936 49,502,352
Net change in unrealized appreciation
(depreciation) ................. 17,661,978 (8,389,225) (23,521,204) 22,324,451
Net increase (decrease) in net
assets resulting from operations . 78,134,296 34,003,184 112,461,153 205,608,404
Distributions to shareholders:
Class A ........................ (51,089,287) (48,969,878) (112,132,917) (112,806,584)
Class C ........................ (2,716,063) (3,380,036) (4,403,717) (6,432,576)
Class R ........................ (3,794) (2,772) (396,184) (545,953)
Class R6 ....................... (15,510,781) (32,873,199) (17,621,706) (17,343,719)
Advisor Class ................... (7,211,747) (7,090,816) (7,609,630) (22,371,427)
Total distributions to shareholders ..... (76,531,672) (92,316,701) (142,164,154) (159,500,259)
Capital share transactions: (Note 2 )
Class A ........................ 136,415,541 168,718,534 (131,052,395) 569,003,350
Class C ........................ (18,057,613) (15,065,931) (66,745,709) (30,617,403)
Class R ........................ 103,631 74,287 (4,539,535) (4,067,761)
Class R6 ....................... (11,218,442) (418,721,668) 58,486,085 59,823,951
Advisor Class ................... 22,175,928 (21,237,380) (60,336,439) (568,354,934)
Total capital share transactions ....... 129,419,045 (286,232,158) (204,187,993) 25,787,203
Net increase (decrease) in net
assets ..................... 131,021,669 (344,545,675) (233,890,994) 71,895,348
Net assets:
Beginning of year .................. 2,679,490,223 3,024,035,898 5,097,618,504 5,025,723,156
End of year ...................... $2,810,511,892 $2,679,490,223 $4,863,727,510 $5,097,618,504
a
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021. See Note 1(h).

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of seven separate funds, four of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have
been held for 10 years. Effective August 2, 2021, Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Prior
to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Adjustable U.S. Government Securities Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The
joint repurchase agreement held by the Funds at year end,
as indicated in the Statements of Investments, had been
entered into on October 29, 2021.
d. Securities Purchased on a When-Issued or Delayed
Delivery and TBA Basis
Certain or all Funds purchase securities on a when-issued
or delayed delivery and to-be-announced (TBA) basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds
will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
1. Organization and Significant Accounting Policies
(continued)
c. Joint Repurchase Agreement
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is
an agreement between the Fund and a counterparty to buy
or sell a foreign currency at a specific exchange rate on a
future date.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statements of Operations.
Certain or all Funds entered into OTC cross currency
swap contracts primarily to manage and/or gain exposure
to certain foreign currencies. A cross currency swap is
an agreement between the Fund and a counterparty to
exchange cash flows (determined using either a fixed or
floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined
based on the spot exchange rates at the opening of the
contract. Cross currency swaps may require the exchange
of notional amounts at the opening and/or closing of the
contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily
and recorded as unrealized depreciation and appreciation
until the payments are made, at which time they are
realized. Upfront payments and receipts are reflected in
the Statements of Assets and Liabilities and represent
compensating factors between stated terms of the cross
currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These
upfront payments and receipts are amortized over the term
of the contract as a realized gain or loss in the Statements of
Operations.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Certain or all Funds entered into inflation index swap
contracts primarily to manage and/or gain exposure to
inflation risk. An inflation index swap is an agreement
between the Fund and a counterparty to exchange cash
flows whereby one party makes payments based on the
percentage change in an index that serves as a measure
of inflation and the other party makes a regular payment
based on a compounded fixed rate, applied to a notional
amount. These agreements may be privately negotiated
in the over-the-counter market (OTC inflation index swap)
or may be executed on a registered exchange (centrally
cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of
the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized
depreciation and appreciation until the payments are made,
at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon
maturity.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to credit and other market risk of an underlying instrument such as
a stock, bond, index or basket of securities or indices. A
total return swap is an agreement between the Fund and a
counterparty to exchange a return linked to an underlying
instrument for a floating or fixed rate payment, both based
upon a notional amount. Over the term of the contract,
contractually required payments to be paid or received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote exchange traded
and/or OTC option contracts primarily to manage and/or gain
exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
Certain or all Funds invest in value recovery instruments
(VRI) primarily to gain exposure to economic growth.
Periodic payments from VRI are dependent on established
benchmarks for underlying variables. VRI has a notional
amount, which is used to calculate amounts of payments to
holders. Payments are recorded upon receipt as realized
gains in the Statements of Operations. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
See Note 11 regarding other derivative information.
f. Restricted Cash
At October 31, 2021, certain or all Funds held restricted
cash in connection with investments in certain derivative
securities. Restricted cash is held in a segregated account
with the Fund’s custodian and is reflected in the Statements of Assets and Liabilities.
g. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and
is used to invest in a money market fund managed by
Franklin Advisers, Inc., an affiliate of the Funds, and/or a joint repurchase agreement as included in the Statements of
Assets and Liabilities. Additionally, at October 31, 2021 the
Franklin Floating Rate Daily Access Fund held $279,945 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell
these securities held as collateral. As such, the noncash
collateral is excluded from the Statements of Assets
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
and Liabilities. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statements of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
h. Investments in FT Holdings Corporation I (FT
Subsidiary)
Prior to April 27, 2021, the Franklin Total Return Fund
invested in FT Subsidiary. FT Subsidiary was a Delaware
Corporation, was a wholly-owned subsidiary of the Fund,
and was able to invest in certain financial instruments
consistent with the investment objective of the Fund. In
December 2020, FT Subsidiary’s sole investment, Turtle Bay
Resort, liquidated and paid a final distribution. FT Subsidiary, which is a tax paying entity, recognized a realized loss on
its Turtle Bay investment. An estimated deferred tax asset
based on such realized loss was recorded. The estimated
benefit was calculated using the federal rates applicable at the time the tax was paid. The losses will be carried-back
to offset prior year gains, resulting in a tax refund which will relieve the estimated deferred tax asset once the final tax
filings are completed.
On April 27, 2021, the Fund redeemed out of FT Subsidiary.
FT Subsidiary ceased operations and simultaneously
transferred its assets and liabilities to the Fund (including the deferred tax asset).
The results of operations of the FT Subsidiary through April
27, 2021 have been consolidated into the Consolidated
Statement of Operations, Consolidated Statements
of Changes in Net Assets and Consolidated Financial
Highlights.
i. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
j. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London InterBank Offered
Rate (LIBOR). Senior secured corporate loans often require
prepayment of principal from excess cash flows or at the
discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally
readily marketable, but may be subject to certain restrictions on resale.
k. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
1. Organization and Significant Accounting Policies
(continued)
g. Securities Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
l. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
m. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income/separately on
the Statements of Operations. Facility fees are recognized
as income over the expected term of the loan. Dividend
income and realized gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Funds. Dividends from net investment income are
normally declared daily; these dividends may be reinvested
or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
k. Marketplace Lending
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
n. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
o. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2021
Shares sold
a
................................... 16,710,359 $132,615,373 26,194,727 $202,271,161
Shares issued in reinvestment of distributions .......... 509,053 4,039,098 3,415,677 26,200,737
Shares redeemed ............................... (20,288,810) (160,984,457) (25,254,558) (193,126,673)
Net increase (decrease) .......................... (3,069,398) $(24,329,986) 4,355,846 $35,345,225
Year ended October 31, 2020
Shares sold
a
................................... 29,319,870 $233,754,345 14,261,908 $109,784,278
Shares issued in reinvestment of distributions .......... 1,060,012 8,448,342 4,774,925 36,575,361
Shares redeemed ............................... (21,555,825) (171,708,190) (49,816,612) (379,674,694)
Net increase (decrease) .......................... 8,824,057 $70,494,497 (30,779,779) $(233,315,055)
Class A1
1. Organization and Significant Accounting Policies
(continued)
m. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Class A1 Shares:
Year ended October 31, 2021
Shares sold ................................... 499,679 $3,966,282 — $—
Shares issued in reinvestment of distributions .......... 96,732 767,283 — —
Shares redeemed ............................... (1,902,502) (15,094,011) — —
Net increase (decrease) .......................... (1,306,091) $(10,360,446) — $—
Year ended October 31, 2020
Shares sold ................................... 630,558 $5,032,029 — $—
Shares issued in reinvestment of distributions .......... 219,982 1,753,217 — —
Shares redeemed ............................... (1,836,277) (14,644,570) — —
Net increase (decrease) .......................... (985,737) $(7,859,324) — $—
Class C
Class C Shares:
Year ended October 31, 2021
Shares sold ................................... 1,462,582 $11,596,476 2,717,641 $21,008,739
Shares issued in reinvestment of distributions .......... 40,027 317,508 610,841 4,672,627
Shares redeemed
a
.............................. (5,851,654) (46,403,333) (12,387,853) (95,232,357)
Net increase (decrease) .......................... (4,349,045) $(34,489,349) (9,059,371) $(69,550,991)
Year ended October 31, 2020
Shares sold ................................... 6,685,112 $53,248,452 1,855,251 $14,370,413
Shares issued in reinvestment of distributions .......... 161,318 1,284,855 1,147,597 8,815,655
Shares redeemed
a
.............................. (8,452,569) (67,287,318) (17,431,322) (132,984,754)
Net increase (decrease) .......................... (1,606,139) $(12,754,011) (14,428,474) $(109,798,686)
Class R6
Class R6 Shares:
Year ended October 31, 2021
Shares sold ................................... 2,869,452 $22,796,999 2,411,774 $18,591,234
Shares issued in reinvestment of distributions .......... 60,329 479,364 81,195 628,327
Shares redeemed ............................... (1,832,040) (14,562,135) (627,495) (4,808,158)
Net increase (decrease) .......................... 1,097,741 $8,714,228 1,865,474 $14,411,403
Year ended October 31, 2020
Shares sold ................................... 1,651,869 $13,195,653 379,211 $2,925,166
Shares issued in reinvestment of distributions .......... 98,718 788,182 79,724 613,123
Shares redeemed ............................... (1,519,520) (12,128,636) (1,450,536) (11,142,570)
Net increase (decrease) .......................... 231,067 $1,855,199 (991,601) $(7,604,281)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily
Access Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended October 31, 2021
Shares sold ................................... 3,516,040 $27,952,735 30,695,289 $237,114,679
Shares issued in reinvestment of distributions .......... 129,459 1,028,085 1,142,702 8,760,506
Shares redeemed ............................... (5,087,651) (40,425,356) (27,968,927) (213,626,068)
Net increase (decrease) .......................... (1,442,152) $(11,444,536) 3,869,064 $32,249,117
Year ended October 31, 2020
Shares sold ................................... 15,132,077 $120,880,680 19,953,277 $151,517,101
Shares issued in reinvestment of distributions .......... 298,147 2,378,608 2,394,865 18,413,377
Shares redeemed ............................... (15,921,572) (127,021,293) (75,991,098) (586,417,671)
Net increase (decrease) .......................... (491,348) $(3,762,005) (53,642,956) $(416,487,193)
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2021
Shares sold
a
................................... 72,775,561 $699,385,962 83,107,554 $837,179,403
Shares issued in reinvestment of distributions .......... 4,936,285 47,457,409 10,183,656 102,627,879
Shares redeemed ............................... (63,519,520) (610,427,830) (106,374,175) (1,070,859,677)
Net increase (decrease) .......................... 14,192,326 $136,415,541 (13,082,965) $(131,052,395)
Year ended October 31, 2020
Shares sold
a
................................... 74,248,622 $702,878,333 107,109,340 $1,064,630,931
Shares issued in reinvestment of distributions .......... 4,752,298 44,996,700 10,315,985 102,130,026
Shares issued on reorganization .................... 186,443 1,803,150 10,674,554 105,907,423
Shares redeemed ............................... (61,905,583) (580,959,649) (71,745,647) (703,665,030)
Net increase (decrease) .......................... 17,281,780 $168,718,534 56,354,232 $569,003,350
Class C
Class C Shares:
Year ended October 31, 2021
Shares sold ................................... 3,778,269 $36,148,934 4,181,948 $41,907,188
Shares issued in reinvestment of distributions .......... 275,435 2,636,324 435,026 4,355,227
Shares redeemed
a
.............................. (5,944,220) (56,842,871) (11,314,465) (113,008,124)
Net increase (decrease) .......................... (1,890,516) $(18,057,613) (6,697,491) $(66,745,709)
Year ended October 31, 2020
Shares sold ................................... 6,965,271 $65,452,033 7,126,989 $69,953,158
Shares issued in reinvestment of distributions .......... 321,028 3,026,044 624,127 6,125,237
Shares issued on reorganization .................... 38,777 373,470 1,574,396 15,495,570
Shares redeemed
a
.............................. (9,007,037) (83,917,478) (12,412,817) (122,191,368)
Net increase (decrease) .......................... (1,681,961) $(15,065,931) (3,087,305) $(30,617,403)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Low Duration Total
Return Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class R Shares:
Year ended October 31, 2021
Shares sold ................................... 10,542 $101,517 286,854 $2,882,748
Shares issued in reinvestment of distributions .......... 395 3,790 39,164 393,517
Shares redeemed ............................... (174) (1,676) (783,530) (7,815,800)
Net increase (decrease) .......................... 10,763 $103,631 (457,512) $(4,539,535)
Year ended October 31, 2020
Shares sold ................................... 8,591 $77,725 443,366 $4,387,783
Shares issued in reinvestment of distributions .......... 282 2,666 53,260 524,757
Shares issued on reorganization .................... 8,625 83,506 — —
Shares redeemed ............................... (9,450) (89,610) (917,555) (8,980,301)
Net increase (decrease) .......................... 8,048 $74,287 (420,929) $(4,067,761)
Class R6
Class R6 Shares:
Year ended October 31, 2021
Shares sold ................................... 24,158,754 $233,633,788 15,940,528 $161,336,780
Shares issued in reinvestment of distributions .......... 1,599,426 15,480,925 1,598,934 16,222,029
Shares redeemed ............................... (26,855,814) (260,333,155) (11,783,488) (119,072,724)
Net increase (decrease) .......................... (1,097,634) $(11,218,442) 5,755,974 $58,486,085
Year ended October 31, 2020
Shares sold ................................... 16,043,261 $150,613,959 16,602,479 $165,691,686
Shares issued in reinvestment of distributions .......... 2,409,232 22,969,432 1,578,248 15,737,331
Shares issued on reorganization .................... 41,091,087 399,882,794 387,849 3,874,914
Shares redeemed ............................... (105,259,843) (992,187,853) (12,681,525) (125,479,980)
Net increase (decrease) .......................... (45,716,263) $(418,721,668) 5,887,051 $59,823,951
Advisor Class
Advisor Class Shares:
Year ended October 31, 2021
Shares sold ................................... 21,319,365 $206,037,274 41,574,916 $422,641,095
Shares issued in reinvestment of distributions .......... 689,230 6,663,496 682,974 6,925,568
Shares redeemed ............................... (19,714,209) (190,524,842) (48,160,777) (489,903,102)
Net increase (decrease) .......................... 2,294,386 $22,175,928 (5,902,887) $(60,336,439)
Year ended October 31, 2020
Shares sold ................................... 13,568,900 $128,810,324 18,484,714 $184,926,398
Shares issued in reinvestment of distributions .......... 655,249 6,243,259 2,114,517 20,943,629
Shares issued on reorganization .................... 41,394 402,833 878,914 8,772,333
Shares redeemed ............................... (16,601,709) (156,693,796) (78,998,259) (782,997,294)
Net increase (decrease) .......................... (2,336,166) $(21,237,380) (57,520,114) $(568,354,934)
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Adjustable U.S. Government Securities Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Franklin Floating Rate Daily Access Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion

Franklin Investors Securities Trust
Notes to Financial Statements

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Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee to Advisers based on the average daily net assets of each of the Funds as follows:
For the year ended October 31, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the
Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Gross effective investment management fee rate ........ 0.500% 0.581% 0.495%
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.467%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% —% —% —%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... —% —% 0.50% 0.50%
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $8,135 $18,578 $52,337 $234,902
CDSC retained ........................... $26,717 $16,357 $88,184 $87,584
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $488,903 $749,482 $1,050,524 $2,035,374
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Adjustable U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $37,053,731 $9,148,504 $(31,303,104) $— $— $14,899,131 14,899,131 $2,283
Total Affiliated Securities ... $37,053,731 $9,148,504 $(31,303,104) $— $— $14,899,131 $2,283
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $37,437,554 $— $(4,000,003) $(1,176,106) $5,473,983 $37,735,428 4,630,114 $1,586,257
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 69,832,875 103,395,916 (104,767,521) — — 68,461,270 68,461,270 4,173
Total Non-Controlled Affiliates $107,270,429 $103,395,916 $(108,767,524) $ (1,176,106) $ 5,473,983 $106,196,698 $ 1,590,430
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . — 22,982,000 (22,982,000) — — — — 48
Total Affiliated Securities ... $107,270,429 $126,377,916 $(131,749,524) $(1,176,106) $5,473,983 $106,196,698 $1,590,478
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $17,370,266 $103,558,466 $— $— $(18,837) $120,909,895 14,835,570 $2,823,378
Franklin Liberty High Yield
Corporate ETF ........... — 6,912,430 — — (111,142) 6,801,288 259,500 295,314
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 197,465,127 244,722,342 (386,051,936) — — 56,135,533 56,135,533 4,718
Total Non-Controlled Affiliates $214,835,393 $355,193,238 $(386,051,936) $ — $(129,979) $183,846,716 $3,123,410
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statements of Operations.
g. Waiver and Expense Reimbursements
Effective March 1, 2021, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Adjustable U.S. Government
Securities Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Low Duration Total Return Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $5,508,000 $(5,508,000) $ — $ — $— — $8
Total Affiliated Securities ... $214,835,393 $360,701,238 $(391,559,936) $— $(129,979) $183,846,716 $3,123,418
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $11,263,485 $177,203,646 $— $ — $ 8,080,174 $ 196,547,305 24,116,234 $ 4,531,917
Franklin Liberty High Yield
Corporate ETF ........... 147,928,671 — (30,038,072) 536,597 4,756,044 123,183,240 4,700,000 7,297,701
Franklin Liberty Investment
Grade Corporate ETF ....... 487,160,950 — — — (11,276,025) 475,884,925 18,335,000 17,734,969
a
Total Controlled Affiliates ... $646,353,106 $177,203,646 $(30,038,072) $ 536,597 $ 1,560,193 $795,615,470 $ 29,564,587
Non-Controlled Affiliates
Dividends
Franklin Liberty Senior Loan ETF $21,950,830 $20,560,443 $— $— $880,292 $43,391,565 1,737,400 $1,226,297
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . 226,741,557 1,662,970,441 (1,759,132,563) — — 130,579,435 130,579,435 6,817
Total Non-Controlled Affiliates $248,692,387 $1,683,530,884 $(1,759,132,563) $ — $ 880,292 $173,971,000 $ 1,233,114
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . — 66,405,000 (61,231,000) — — 5,174,000 5,174,000 284
Total Affiliated Securities ... $895,045,493 $1,927,139,530 $(1,850,401,635) $536,597 $2,440,485 $974,760,470 $30,797,985
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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A, Class A1, Class C, and Advisor Class of the Fund do not exceed 0.65% and for Class R6 do not exceed 0.53% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2021, for Franklin Adjustable U.S. Government Securities, Investor Services had contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees did not exceed 0.03% based on the average net assets of the class.
For Franklin Floating Rate Daily Access Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28,
2022.
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, and
Advisor Class of the Fund does not exceed 0.44% and for Class R6 do not exceed 0.30% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective March 1, 2021, Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C, Class R, and Advisor Class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 28, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for Franklin Total Return Fund for Class A, Class C, Class R, and Advisor were limited to 0.60% and expenses for Class R6 were limited to 0.48% based on the average net assets of each class.
h. Other Affiliated Transactions
On March 5, 2021, the Franklin Low Duration Total Return Fund and Franklin Total Return Fund completed a non-taxable exchange of securities with a value of $75,206,407 and $115,539,642, respectively, (which included $7,285,561 and
$3,613,684, respectively, of net unrealized depreciation) for 9,779,767 and 15,024,661 shares, respectively (each then valued at $7.69 per share) of Franklin Floating Rate Income Fund, an affiliated entity. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Funds or their shareholders.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2021 the custodian fees were reduced as noted in the Statements of Operations.
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2021, the capital loss carryforwards were as follows:
During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended October 31, 2021 and October 31, 2020, was as follows:
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 24,134,180 $ 22,839,006 $ 56,632,862 $ 16,777,742
Long term ............................. 117,158,696 474,060,698 106,471,488 68,681,477
Total capital loss carryforwards ............ $141,292,876 $496,899,704 $163,104,350 $85,459,219
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Capital loss utilized carryforwards .... $— $— $9,380,713 $28,531,188
Franklin Adjustable U.S.
Government Securities Fund
Franklin Floating Rate Daily Access
Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $7,031,759 $15,532,274 $49,038,411 $77,286,011
Franklin Low Duration Total Return
Fund Franklin Total Return Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $76,531,672 $92,316,701 $142,164,154 $159,500,259
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
a a a a a
Cost of investments ....................... $660,335,893 $1,472,095,646 $2,880,229,303 $5,384,505,866
Unrealized appreciation ..................... $4,031,011 $51,806,825 $38,662,515 $134,118,220
Unrealized depreciation ..................... (3,358,272) (87,574,658) (66,761,870) (102,430,685)
Net unrealized appreciation (depreciation) ....... $672,739 $(35,767,833) $(28,099,355) $31,687,535
Distributable earnings:
Undistributed ordinary income ................ $97,885 $2,019,110 $1,536,747 $1,727,960

Franklin Investors Securities Trust
Notes to Financial Statements

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, bond discounts and premiums, wash sales and swaps.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities and in-kind transactions) for the year ended October 31,
2021, were as follows:
At October 31, 2021, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At October 31, 2021, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund and Franklin Total
Return Fund had 80.4%, 7.9% and 8.5%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Franklin Floating Rate Daily Access Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At October31, 2021, the aggregate value of this security was $5,172,303, representing 0.4% of the
Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Statement of
Investments.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Adjustable U.S.
Government
Securities Fund
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
a
Franklin Total
Return Fund
b
Purchases .............................. $442,955,160 $820,967,662 $2,264,633,733 $10,339,198,551
Sales .................................. $445,484,268 $793,192,840 $2,176,838,513 $10,765,848,036
a
Purchases and sales of investments excludes in-kind transactions of $75,206,407. See Note 3(h).
b
Purchases and sales of investments excludes in-kind transactions of $115,539,642. See Note 3(h).
Franklin
Floating Rate
Daily Access
Fund
Franklin Total
Return Fund
Securities lending transactions:
Equity investments ........................ $7 $6,467,888
5. Income Taxes
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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9. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At October 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
10. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the
Statements of Investments.
At October 31, 2021, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Daily Access Fund
1,219,956 Appvion Operations, Inc. ...................... 6/14/18 - 4/12/19 $ 12,791,766 $ 31,283,822
Total Restricted Securities (Value is 2.3% of Net Assets) .............. $12,791,766 $31,283,822
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) .............. $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,469 $ —
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) .............. $223,594 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of October 31, 2021.
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
Aveanna Healthcare, LLC $591,974
DexKo Global, Inc. 846,441
Medical Solutions, LLC 452,128
National Mentor Holdings, Inc. 450,842
Osmosis Buyer Ltd. 598,152

Franklin Investors Securities Trust
Notes to Financial Statements

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11. Other Derivative Information
At October 31, 2021, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Sovos Compliance, LLC 218,444
Thrasio, LLC 2,500,000
$5,657,981
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,831,290
a
Variation margin on futures
contracts
$ 3,067,991
a
Foreign exchange contracts ..
Investments in securities, at value 149,066
b
Options written, at value —
Unrealized appreciation on OTC
forward exchange contracts
243,068 Unrealized depreciation on OTC
forward exchange contracts
385,529
Unrealized appreciation on OTC
swap contracts
914,732 Unrealized depreciation on OTC
swap contracts
3,138,346
Credit contracts ............
Variation margin on centrally
cleared swap contracts
216,000
c
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
651,628 OTC swap contracts (upfront
receipts)
4,117,249
Unrealized appreciation on OTC
swap contracts
2,132,683 Unrealized depreciation on OTC
swap contracts
496,399
Total .................... $8,138,467 $11,205,514
Franklin Total Return Fund
Interest rate contracts .......
Investments in securities, at value 701,581
b
Options written, at value 1,324,372
Variation margin on futures
contracts
5,145,937
a
Variation margin on futures
contracts
3,755,341
a
Foreign exchange contracts ..
Investments in securities, at value 646,824
b
Options written, at value —
Unrealized appreciation on OTC
forward exchange contracts
1,421,130 Unrealized depreciation on OTC
forward exchange contracts
1,444,832
Unrealized appreciation on OTC
swap contracts
— Unrealized depreciation on OTC
swap contracts
5,649,025
Credit contracts ............
Variation margin on centrally
cleared swap contracts
136,856
c
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
2,029,833 OTC swap contracts (upfront
receipts)
8,801,226
Unrealized appreciation on OTC
swap contracts
7,748,923 Unrealized depreciation on OTC
swap contracts
1,118,954
Value recovery instruments ...
10. Unfunded Loan Commitments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

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Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Total Return Fund (continued)
Investments in securities, at value $ 500,677
d
Options written, at value $ —
Total .................... $18,331,761 $22,093,750
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statements of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
Purchased option contracts are included in investments in securities, at value in the Statements of Assets and Liabilities.
c
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Statements of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
d
VRI are included in investments in securities, at value in the Statements of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2021, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Franklin Low Duration Total Return Fund
Interest rate contracts ..........
Futures contracts $7,474,788 Futures contracts $(1,109,282)
Swap contracts 2,405,355 Swap contracts 1,112,898
Foreign exchange contracts .....
Investments — Investments (10,219)
a
Swap contracts (1,130,911) Swap contracts 1,980,453
Forward exchange contracts (3,331,598) Forward exchange contracts 112,652
Credit contracts ...............
Swap contracts 1,167,423 Swap contracts 7,301,480
Total ....................... $6,585,057 $9,387,982
Franklin Total Return Fund
Interest rate contracts ..........
Investments 3,323,319
a
Investments (1,649,553)
a
Written options 1,997,032 Written options (421,094)
Futures contracts (20,226,167) Futures contracts 7,118,972
Swap contracts 7,736,674 Swap contracts 1,525,147
Foreign exchange contracts .....
Investments — Investments (44,343)
a
Swap contracts (881,509) Swap contracts 2,444,753
Forward exchange contracts (11,676,508) Forward exchange contracts 196,370
Credit contracts ...............
Swap contracts 1,715,172 Swap contracts 15,410,568
Value recovery instruments Investments — Investments $88,567
b
Total ....................... $(18,011,987) $24,669,387
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
b
VRI are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.
.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended October 31, 2021, the average month end notional amount of futures contracts, options and swap contracts, and the average month end contract value for forward exchange contracts, and average month end fair value of
VRI, were as follows:
At October 31, 2021, the Funds' OTC derivative assets and liabilities are as follows:
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Futures contracts ........................................................ $1,089,391,757 $1,368,966,854
Swap Contracts .......................................................... 275,311,672 424,842,222
Forward exchange contracts ...................................... 82,882,722 318,846,758
Options ....................................................................... 856,700 426,671,220
VRI .............................................................................. — 509,967
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Derivatives
Forward exchange contracts ............................. $ 243,068 $ 385,529
Options purchased ..................................... 149,066 —
Swap contracts ....................................... 3,699,04 3 7,751,99 4
Total ............................................. $4,091,177 $8,137,523
Franklin Total Return Fund
Forward exchange contracts ............................. 1,421,130 1,444,832
Options purchased ..................................... 1,348,405 —
Options written ........................................ — 1,324,372
Swap contracts ....................................... 9,778,756 15,569,205
Total ............................................. $12,548,291 $18,338,409
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $23,610 $— $— $— $23,610
BOFA .................... 33,164 — — — 33,164
CITI ..................... 1,152,008 (1,152,008) — — —
DBAB ................... 224,141 — (224,141) — —
FBCO ................... — — — — —
GSCO ................... 197,041 (5,947) — — 191,094
JPHQ ................... 524,064 (524,064) — — —
MSCO ................... 1,937,149 — — (1,730,000) 207,149
Total ................... $4,091,177 $(1,682,019) $ (224,14 1 ) $(1,730,000) $455,017
Franklin Total Return Fund
Counterparty
BNDP ................... 43,627 — — — 43,627
BOFA .................... 64,670 — — — 64,670
CITI ..................... 977,962 (977,962) — — —
DBAB ................... 872,497 (872,497) — — —
GSCO ................... 744,556 (30,923) — — 713,633
JPHQ ................... 1,785,215 (1,785,215) — — —
MSCO ................... 8,059,764 — — (7,770,000) 289,764
Total ................... $12,548,291 $(3,666,597) — $(7,770,000) $1,111,694
2
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At October 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 156.
12. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2021, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... — — — — —
CITI ..................... 7,117,135 (1,152,008) — (5,965,127) —
DBAB ................... — — — — —
FBCO ................... 50,191 — — (30,000) 20,191
GSCO ................... 5,947 (5,947) — — —
JPHQ ................... 964,250 (524,064) — (250,000) 190,186
MSCO ................... — — — — —
Total ................... $8,137,523 $(1,682,019) $— $(6,245,127) $210,377
Franklin Total Return Fund
Counterparty
BNDP ................... — — — — —
BOFA .................... — — — — —
CITI ..................... 14,433,453 (977,962) — (13,455,491) —
DBAB ................... 1,324,372 (872,497) — (440,608) 11,267
GSCO ................... 30,923 (30,923) — — —
JPHQ ................... 2,549,661 (1,785,215) — (764,446) —
MSCO ................... — — — — —
Total ................... $18,338,409 $(3,666,597) $— $(14,660,545) $11,267
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b
At October 31, 2021, the Fund received U.S Treasury Bonds and Notes as collateral for derivatives.
11. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
13. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2021, the
Funds did not use the Global Credit Facility.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares/Principal
Amount Held
at End
of Year
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Appvion Operations, Inc. $ 18,106,975 $ — $ — $ — $ 13,176,847 $ 31,283,822 1,219,956 $ —
Quarternorth Energy
Holding, Inc. ...... — 43,239,574 — — (4,541,029) 38,698,545 370,321 —
Quarternorth Energy
Holding, Inc., 2/01/49 — 17,531,18 4 — — (1,673,10 1 ) 15,858,083 145,487 —
Remington Outdoor Co .,
Inc., Litigation Units . — — — — — —
a
170,300 289,347
Remington Outdoor Co.,
Inc. ............ — — — (73,081,001) 73,081,001 —
b
— —
Interest
Appvion Operations,
Inc., Term Loan, 7%,
(3-month USD LIBOR +
6%), 6/12/26 ...... 28,599,539 — (29,108,946) 59,911 449,496 —
b
— 888,285
c
QuarterNorth Energy
Holding, Inc., Second
Lien, Initial New Term
Loan, 9%, (3-month
USD LIBOR + 8%),
8/27/26 .......... — — (6,037,627)
d
6,037,627 13,818,047 13,818,047 13,723,697 199,133
c
Total Affiliated Securities
(Value is 7.3% of Net
Assets) .......... $46,706,514 $60,770,758 $(35,146,573) (66,983,463) 94,311,26 1 $99,658,497 $1,376,765
a
As of October 31, 2021, no longer an affiliate.
b
As of October 31, 2021, no longer held by the fund.
c
Includes non-cash dividend/interest received.
d
May include accretion, amortization, partnership adjustments, and/or corporate actions.
12. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
14. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Adjustable U.S. Government Securities Fund
Assets:
Investments in Securities:
a
Commercial Mortgage-Backed Securities ...... $ — $ 113,496,342 $ — $ 113,496,342
Mortgage-Backed Securities ................ — 532,613,159 — 532,613,159
Short Term Investments ................... 14,899,131 — — 14,899,131
Total Investments in Securities ........... $14,899,131 $646,109,501 $— $661,008,632
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels, Restaurants & Leisure ............. — 599,694 — 599,694
Machinery ............................ — 13,067,000 — 13,067,000
Oil, Gas & Consumable Fuels ............. — 38,698,545 — 38,698,545
Paper & Forest Products ................. — — 31,283,822 31,283,822
Road & Rail .......................... — — 1,380,592 1,380,592
Management Investment Companies ......... 43,927,013 — — 43,927,013
Preferred Stocks ........................ — 2,045,055 — 2,045,055
Warrants :
Machinery ............................ — — 1,351 1,351
Oil, Gas & Consumable Fuels ............. — 15,858,083 — 15,858,083
Corporate Bonds :
Airlines .............................. — 13,100,561 — 13,100,561
Chemicals ........................... — 5,750,106 — 5,750,106
Communications Equipment .............. — 1,983,763 — 1,983,763
Construction Materials .................. — 4,200,655 — 4,200,655
Containers & Packaging ................. — 3,560,312 — 3,560,312
Diversified Consumer Services ............ — 3,355,625 — 3,355,625
Diversified Financial Services ............. — 1,326,373 — 1,326,373
Diversified Telecommunication Services ..... — 5,611,243 — 5,611,243
Energy Equipment & Services ............. — 755,372 — 755,372
Hotels, Restaurants & Leisure ............. — 526,250 — 526,250
Independent Power and Renewable Electricity
Producers .......................... — 1,473,244 — 1,473,244
Insurance ............................ — 1,420,967 — 1,420,967
Media ............................... — 4,585,960 — 4,585,960
Oil, Gas & Consumable Fuels ............. — 2,519,880 — 2,519,880
Road & Rail .......................... — 489,375 21,606,300 22,095,675
Specialty Retail ........................ — 2,253,888 — 2,253,888

Franklin Investors Securities Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Wireless Telecommunication Services ....... $ — $ 1,394,186 $ — $ 1,394,186
Senior Floating Rate Interests ............... — 1,084,729,534 5,172,303 1,089,901,837
Asset-Backed Securities .................. — 9,513,395 — 9,513,395
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 68,461,270 45,676,096 — 114,137,366
Total Investments in Securities ........... $112,388,283 $1,264,495,162 $59,444,368 $1,436,327,813
Other Financial Instruments:
Unfunded Loan Commitments .............. $ — $ 26,362 $ — $ 26,362
Total Other Financial Instruments ......... $— $26,362 $— $26,362
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ — — 733
b
733
Management Investment Companies ......... 127,711,183 — — 127,711,183
Warrants :
Oil, Gas & Consumable Fuels ............. — — —
b
—
Paper & Forest Products ................. 803 — — 803
Corporate Bonds :
Aerospace & Defense ................... — 16,248,828 — 16,248,828
Air Freight & Logistics ................... — 1,679,175 — 1,679,175
Airlines .............................. — 8,792,797 — 8,792,797
Auto Components ...................... — 960,660 — 960,660
Banks ............................... — 98,813,208 — 98,813,208
Beverages ........................... — 13,049,721 — 13,049,721
Biotechnology ......................... — 6,012,627 — 6,012,627
Capital Markets ........................ — 30,001,813 — 30,001,813
Chemicals ........................... — 16,570,577 — 16,570,577
Commercial Services & Supplies ........... — 1,380,561 — 1,380,561
Communications Equipment .............. — 1,487,423 — 1,487,423
Consumer Finance ..................... — 18,055,461 — 18,055,461
Containers & Packaging ................. — 2,048,162 — 2,048,162
Diversified Financial Services ............. — 8,018,088 — 8,018,088
Diversified Telecommunication Services ..... — 27,156,518 — 27,156,518
Electric Utilities ........................ — 28,446,270 — 28,446,270
Energy Equipment & Services ............. — 8,999,582 — 8,999,582
Entertainment ......................... — 19,041,026 — 19,041,026
Equity Real Estate Investment Trusts (REITs) . — 3,056,250 — 3,056,250
Food & Staples Retailing ................. — 3,086,325 — 3,086,325
Health Care Equipment & Supplies ......... — 343,429 — 343,429
Health Care Providers & Services .......... — 15,589,353 — 15,589,353
Hotels, Restaurants & Leisure ............. — 26,876,618 — 26,876,618
Independent Power and Renewable Electricity
Producers .......................... — 2,374,054 — 2,374,054
Interactive Media & Services .............. — 19,386,457 — 19,386,457
Internet & Direct Marketing Retail .......... — 15,450,046 — 15,450,046
IT Services ........................... — 5,289,636 — 5,289,636
Machinery ............................ — 1,279,224 — 1,279,224
Media ............................... — 18,884,373 — 18,884,373
Metals & Mining ....................... — 998,750 — 998,750
Multiline Retail ........................ — — —
b
—
Multi-Utilities .......................... — 1,370,316 — 1,370,316
Oil, Gas & Consumable Fuels ............. — 63,286,891 — 63,286,891
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Personal Products ..................... $ — $ 6,751,635 $ — $ 6,751,635
Pharmaceuticals ....................... — 20,666,176 — 20,666,176
Real Estate Management & Development .... — 3,068,625 — 3,068,625
Semiconductors & Semiconductor Equipment . — 10,582,509 — 10,582,509
Specialty Retail ........................ — 527,308 — 527,308
Thrifts & Mortgage Finance ............... — 10,520,148 — 10,520,148
Tobacco ............................. — 9,060,330 — 9,060,330
Wireless Telecommunication Services ....... — 3,758,125 — 3,758,125
Senior Floating Rate Interests ............... — 28,825,044 — 28,825,044
Marketplace Loans ...................... — — 37,897,592 37,897,592
Foreign Government and Agency Securities .... — 161,975,186 — 161,975,186
U.S. Government and Agency Securities ....... — 1,037,121,571 — 1,037,121,571
Asset-Backed Securities .................. — 397,360,452 — 397,360,452
Commercial Mortgage-Backed Securities ...... — 63,983,761 — 63,983,761
Mortgage-Backed Securities ................ — 71,063,842 — 71,063,842
Municipal Bonds ......................... — 43,774,282 — 43,774,282
Residential Mortgage-Backed Securities ...... — 191,309,160 — 191,309,160
Escrows and Litigation Trusts ............... — 61,750 —
b
61,750
Options purchased ....................... — 149,066 — 149,066
Short Term Investments ................... 56,135,533 85,945,491 — 142,081,024
Total Investments in Securities ........... $183,847,519 $2,630,538,680 $37,898,325 $2,852,284,524
Other Financial Instruments:
Forward exchange contracts ............... — 243,068 — 243,068
Futures contracts ........................ 3,831,290 — — 3,831,290
Swap contracts ......................... — 3,272,80 4 — 3,272,80 4
Total Other Financial Instruments ......... $3,831,290 $3,515,872 $— $7,347,162
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 385,529 $ — $ 385,529
Futures contracts ........................ 3,067,991 — — 3,067,991
Swap contracts .......................... — 3,644,134 — 3,644,134
Total Other Financial Instruments ......... $3,067,991 $4,029,663 $— $7,097,654
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. 1,076,941 — — 1,076,941
Multiline Retail ........................ — — —
b
—
Oil, Gas & Consumable Fuels ............. — — 3,256 3,256
Management Investment Companies ......... 918,184,535 — — 918,184,535
Preferred Stocks ........................ 2,552,850 — — 2,552,850
Warrants :
Oil, Gas & Consumable Fuels ............. — — 1 1
Paper & Forest Products ................. 4,026 — — 4,026
Corporate Bonds :
Aerospace & Defense ................... — 14,506,516 — 14,506,516
Air Freight & Logistics ................... — 5,543,828 — 5,543,828
Airlines .............................. — 29,110,959 — 29,110,959
Auto Components ...................... — 2,693,750 — 2,693,750
Banks ............................... — 67,780,395 — 67,780,395
Beverages ........................... — 6,521,783 — 6,521,783
Biotechnology ......................... — 4,019,876 — 4,019,876
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Capital Markets ........................ $ — $ 7,630,624 $ — $ 7,630,624
Chemicals ........................... — 56,343,486 — 56,343,486
Commercial Services & Supplies ........... — 2,646,075 — 2,646,075
Communications Equipment .............. — 2,789,563 — 2,789,563
Consumer Finance ..................... — 6,317,857 — 6,317,857
Containers & Packaging ................. — 13,795,969 — 13,795,969
Diversified Financial Services ............. — 7,417,916 — 7,417,916
Diversified Telecommunication Services ..... — 12,839,490 — 12,839,490
Electric Utilities ........................ — 62,176,363 — 62,176,363
Electronic Equipment, Instruments &
Components ........................ — 19,160,313 — 19,160,313
Energy Equipment & Services ............. — 1,502,534 — 1,502,534
Equity Real Estate Investment Trusts (REITs) . — 3,689,811 — 3,689,811
Food & Staples Retailing ................. — 10,323,225 — 10,323,225
Food Products ........................ — 10,402,700 — 10,402,700
Health Care Equipment & Supplies ......... — 4,380,323 — 4,380,323
Health Care Providers & Services .......... — 50,452,380 — 50,452,380
Hotels, Restaurants & Leisure ............. — 67,821,135 — 67,821,135
Household Durables .................... — 14,238,322 — 14,238,322
Independent Power and Renewable Electricity
Producers .......................... — 13,046,398 — 13,046,398
Interactive Media & Services .............. — 14,643,683 — 14,643,683
Internet & Direct Marketing Retail .......... — 23,983,533 — 23,983,533
IT Services ........................... — 11,938,043 — 11,938,043
Machinery ............................ — 1,938,000 — 1,938,000
Media ............................... — 38,985,711 — 38,985,711
Metals & Mining ....................... — 2,603,125 — 2,603,125
Multiline Retail ........................ — — —
b
—
Multi-Utilities .......................... — 8,398,038 — 8,398,038
Oil, Gas & Consumable Fuels ............. — 96,891,819 — 96,891,819
Paper & Forest Products ................. — 11,920,336 — 11,920,336
Personal Products ..................... — 11,865,410 — 11,865,410
Pharmaceuticals ....................... — 1,713,452 — 1,713,452
Real Estate Management & Development .... — 8,032,867 — 8,032,867
Road & Rail .......................... — 21,280,573 — 21,280,573
Semiconductors & Semiconductor Equipment . — 14,230,568 — 14,230,568
Software ............................. — 651,519 — 651,519
Specialty Retail ........................ — 2,789,985 — 2,789,985
Thrifts & Mortgage Finance ............... — 18,354,756 — 18,354,756
Tobacco ............................. — 15,820,344 — 15,820,344
Trading Companies & Distributors .......... — 2,481,904 — 2,481,904
Wireless Telecommunication Services ....... — 55,059,781 — 55,059,781
Senior Floating Rate Interests ............... — 65,155,837 — 65,155,837
Marketplace Loans ...................... — — 57,211,330 57,211,330
Foreign Government and Agency Securities .... — 293,595,478 — 293,595,478
U.S. Government and Agency Securities ....... — 1,162,411,656 — 1,162,411,656
Asset-Backed Securities .................. — 584,186,339 — 584,186,339
Commercial Mortgage-Backed Securities :
Diversified Financial Services ............. — 33,780,027 — 33,780,027
Thrifts & Mortgage Finance ............... — 368,521 5,379 373,900
Mortgage-Backed Securities ................ — 703,697,551 — 703,697,551
Municipal Bonds ......................... — 247,696,405 — 247,696,405
Residential Mortgage-Backed Securities ...... — 351,356,433 — 351,356,433
Escrows and Litigation Trusts ............... — 97,500 —
b
97,500
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At October 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Commercial Mortgage-Backed Securities:
Options purchased ....................... — $ 1,348,405 — $ 1,348,405
Short Term Investments ................... $ 135,753,435 1,293,888 — 137,047,323
Total Investments in Securities ........... $1,057,571,787 $4,305,723,078 $57,219,966 $5,420,514,831
Other Financial Instruments:
Forward exchange contracts ............... — 1,421,130 $ — 1,421,130
Futures contracts ........................ 5,145,937 — — 5,145,937
Swap contracts ......................... — 7,901,264 — 7,901,264
Total Other Financial Instruments ......... $5,145,937 $9,322,394 $— $14,468,331
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 1,324,372 $ — $ 1,324,372
Forward exchange contracts ................ — 1,444,832 — 1,444,832
Futures contracts ........................ 3,755,341 — — 3,755,341
Swap contracts .......................... — 6,783,464 — 6,783,464
Total Other Financial Instruments ......... $3,755,341 $9,552,668 $— $13,308,009
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes securities determined to have no value at October 31, 2021.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
d
$ — $ — $ — $ — $ — $ (73,081,001) $ 73,081,001 $ — $ —
Oil, Gas & Consumable
Fuels .......... 1,460,626 — (2,592,340) — — — 731,395 400,319 — —
Paper & Forest Products 18,106,975 — — — — — — 13,176,847 31,283,822 13,176,847
Road & Rail ....... —
d
— — — — — — 1,380,592 1,380,592 1,380,592
Warrants :
Machinery ......... — —
d
— — — — — 1,351 1,351 1,351
Corporate Bonds :
Road & Rail ....... 18,585,180 — — — — 1,945,590 — 1,075,530 21,606,300 1,075,530
Senior Floating Rate
Interests :
Household Products .. 45,517,441 — (24,377,581) — — 8,862 99,845 (16,076,264) 5,172,303 (19,800,060)
Road & Rail ....... 14,180,644 — (15,430,072) — — (166,143) (509,085) 1,924,656 — —
Escrows and Litigation
Trusts ........... —
d
— (289,347) — — — 289,347 — —
d
—
Total Investments in
Securities ............ $97,850,866 $— $(42,689,340) $— $— $1,788,309 $(72,469,499) $74,964,032 $59,444,368 $(4,165,740)
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
d
$ — $ (3,690,418)
e
$ — $ — $ — $ — 3,690,418 $ — $ —
Multiline Retail ...... —
d
— — — — — — $ — —
d
—
Oil, Gas & Consumable
Fuels .......... — — (3,826) 863 — — — 3,696 733 3,696
Paper & Forest Products 367,190 — (334,607)
e
— — — — (32,583) — —
Road & Rail ....... —
d
— —
e
— — — — — — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 15 — — — — — — (15) —
d
(15)
Corporate Bonds :
Multiline Retail ...... 1,469 183 — — — (32,224) — 30,572 —
d
30,572
Road & Rail ....... 306,219 — (341,063)
e
— — 13,291 432 21,121 — —
Senior Floating Rate
Interests :
Household Products .. 2,874,048 — (3,243,528)
e
— — 475 6,810 362,195 — —
Road & Rail ....... 233,647 — (252,634)
e
— — 326 (37) 18,698 — —
Marketplace Loans :
Diversified Financial
Services ........ 27,612,358 32,627,893 (23,355,872) — — — (1,402,117) 2,415,330 37,897,592 139,104
Escrows and Litigation
Trusts ........... —
d
—
d
(1,292)
e
— — — 1,292 — —
d
—
Total Investments in
Securities ............ $31,394,946 $32,628,076 $(31,223,240) $863 $— $(18,132) $(1,393,620) $6,509,432 $37,898,325 $173,357
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . —
d
— (66,324)
e
— — — — 66,324 — —
Hotels, Restaurants &
Leisure ......... 34,112 — (14,951) — — — (1,702,722) 1,683,561 — —
Multiline Retail ...... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... — — (17,016) 3,838 — — — 16,434 3,256 16,434
Paper & Forest Products 193,437 — (176,272)
e
— — — — (17,165) — —
Road & Rail ....... —
d
— —
e
— — — — — — —
Warrants :
Oil, Gas & Consumable
Fuels .......... 35 — — — — — — (34) 1
d
(34)
Corporate Bonds :
Multiline Retail ...... 3,427
d
428 — — — (65,671) — 61,816 —
d
61,816
Road & Rail ....... 161,317 — (180,692)
e
— — 7,483 (7) 11,899 — —
Senior Floating Rate
Interests :
Household Products .. 1,514,060 — (1,709,156)
e
— — 233 3,495 191,368 — —
Road & Rail ....... 123,086 — (133,097)
e
— — 173 (4) 9,842 — —
Marketplace Loans :
Diversified Financial
Services ........ 8,121,179 58,528,279 (9,011,497) — — — (358,140) (68,491) 57,211,330 (556,802)
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Total Return Fund (continued)
Assets:
Investments in Securities:
Commercial Mortgage-
Backed Securities :
Thrifts & Mortgage
Finance ........ $ 7,781 $ — $ (2,402) $ — $ — $ — $ 109 $ (109) $ 5,379 $ —
Escrows and Litigation
Trusts ........... —
d
—
d
(3,170)
e
— — — 3,170 — —
d
—
Total Investments in
Securities ............ $10,158,434 $58,528,707 $(11,314,577) $3,838 $— $(57,782) $(2,054,099) $1,955,445 $57,219,966 $(478,586)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
e
Includes securities delivered as a result of an in-kind transfer.
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of October 31, 2021, are as follows:
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks:
Paper & Forest Products . . . . . . . $31,283,822 Discounted cash flow Weighted average cost of capital
21.5% Decrease
c
Free cash flow $136.7 mil Increase
c
Discount for lack of
marketability
5.1% Decrease
c
Long term growth 2.5% Increase
Road & Rail . . . . . . . . . . . . . . . . . 1,380,592 Market comparables Discount for lack of marketability
6.9% Decrease
d
EV / EBITDA multiple 5.6x – 5.9x
(5.8x)
Increase
c
Corporate Bonds:
Road & Rail . . . . . . . . . . . . . . . . . 21,606,300 Discounted cash flow Discount rate 15.6% Decrease
c
Free cash flow $22.3 mil Increase
Senior Floating Rate Interests:
Household Products . . . . . . . . . . . 5,172,303 Recovery value Asset value estimate $11.6 mil Increase
c
All other Investments
..........
1,351
e,f
Total . . . . . . . . . . . . . . . . . . . . . . . . $59,444,368
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services . $31,687,660 Discounted cash flow Loss-Adjusted
Discount rate
6.7% – 9.8%
(8.6%)
Decrease
c
Projected Loss rate 5.2% – 16.8%
(9.2%)
Decrease
c
All other Investments. .
........
6,210,665
e,f
Total. . . . . . . . . . . . . . .
.........
$37,898,325
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations List
EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value
15. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $45,447,255 Discounted cash flow Loss-Adjusted
Discount rate
7.7% – 11.1%
(8.7%)
Decrease
c
Projected Loss rate 3.2% – 18.0%
(13.0%)
Increase
c
All other Investments . . . . . . . 11,772,711
e,f
Total . . . . . . . . . . . . . .
.........
$57,219,966
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
f
Includes securities determined to have no value at October 31, 2021.
14. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
16. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America, N.A.
CITI
Citibank NA
DBAB
Deutsche Bank AG
FBCO
Credit Suisse Group AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
DOP
Dominican Peso
EUR
Euro
JPY
Japanese Yen
NOK
Norwegian Krone
RUB
Russian Ruble
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Index
MCDX.
NA.Series
number
MCDX North America Index
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GDP
Gross Domestic Product
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note
VRI
Value Recovery Instrument

Franklin Investors Securities Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Investors Securities Trust and Shareholders of Franklin Adjustable U.S. Government
Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return Fund, and Franklin Total Return
Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Adjustable U.S. Government Securities Fund, Franklin Floating Rate Daily Access Fund, Franklin Low Duration Total Return
Fund, and Franklin Total Return Fund (four of the funds constituting Franklin Investors Securities Trust, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31,
2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
December 17, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Investors Securities Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Adjustable
U.S. Government
Securities Fund
Franklin Floating
Rate Daily Access
Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $
—
$422,697
Qualified Dividend Income Earned
(QDI) §854(b)(1)(B) $
—
$422,697
Qualified Net Interest Income (QII) §871(k)(1)(C) $6,981,375 $35,814,917
Pursuant to:
Franklin Low
Duration Total
Return Fund
Franklin Total
Return Fund
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $277 $56,269
Qualified Dividend Income Earned
(QDI) §854(b)(1)(B) $277 $56,269
Qualified Net Interest Income (QII) §871(k)(1)(C) $48,744,376 $70,532,278
Interest Earned from Federal
Obligations Note (1) $16,299,972 $9,314,464

Franklin Investors Securities Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1986 123 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 104 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018–
present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal
Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 124 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987–2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
124 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-April 2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-May
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 124 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 124 Graham Holdings Company
(education and media organization)
(2011-May 2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since May 2021 104 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas) (January
2021-present); and formerly ,
WPX Energy, Inc. (exploration
and production of oil and gas)
(2018-January 2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2013 135 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board since 2013,
Trustee since 1987
and Vice President
since 1986
124 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Reema Agarwal (1974) Vice President Since 2019 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Edward D. Perks (1970) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Jeffrey W. White (1971) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Manager, Fund Administration & Reporting (2009-2017).
Interested Board Members and Officers
(continued)

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
Liquidity Risk Management Program-
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Liquidity Risk Management Program-
Funds with HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
The Fund primarily holds investments where the time
required to settle a sale of the investment may exceed
7 calendar days and are classified as “Less Liquid
Investments”. Less liquid Investments are defined as any
investment reasonably expected to be sold or disposed
of in current market conditions in seven calendar days or
less without the sale or disposition significantly changing
the market value of the investment, but where the sale or
disposition is reasonably expected to settle in more than
seven calendar days. The Fund established and maintained
a HLIM. During the reporting period, the Fund maintained
the necessary level of Highly Liquid Investments and did not experience any HLIM shortfalls.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, each
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Annual Report
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST2 A 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $452,569 for the fiscal year ended October 31, 2021 and $648,029 for the fiscal year ended October 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $8,703 for the fiscal year ended October 31, 2021 and $0 for the fiscal year ended October 31, 2020. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $37,812 for the fiscal year ended October 31, 2021 and $37,800 for the fiscal year ended October 31, 2020. The services for which these fees were paid included the issuance of an Auditors’ Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, assets under management certification, and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,515 for the fiscal year ended October 31, 2021 and $37,800 for the fiscal year ended October 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee

of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Jeffrey W. White, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

By S\Jeffrey W. White________________________
     Jeffrey W. White
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date December 23, 2021